UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-04984

                          AMERICAN AADVANTAGE FUNDS
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        WILLIAM F. QUINN, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2004

                  Date of reporting period: June 30, 2004


ITEM 1. REPORTS TO STOCKHOLDERS.

                       [LOGO OF AMERICAN AADVANTAGE FUNDS]
                          AMERICAN AADVANTAGE FUNDS(R)

-----------------------------------[GRAPHIC]------------------------------------

                               SEMI-ANNUAL REPORT
                                JUNE 30, 2004

                                    [GRAPHIC]

                                                              MONEY MARKET FUNDS

                                                               MONEY MARKET FUND
                                               U.S. GOVERNMENT MONEY MARKET FUND
                                                     MUNICIPAL MONEY MARKET FUND

                           MANAGED BY AMR INVESTMENTS

ABOUT AMR INVESTMENTS
--------------------------------------------------------------------------------

AMR Investments is an experienced provider of investment advisory services to institutional and retail markets. We act as manager of the American AAdvantage Funds, a family of diversified mutual funds, and offer customized fixed income portfolio management services.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, and other institutional investors.

AMR Investments is a wholly owned subsidiary of AMR Corporation. Incorporated in 1986, we are directly responsible for the investment management and oversight of AMR Corporation's defined benefit and defined contribution plans, as well as its fixed income investments.

CONTENTS
--------------------------------------------------------------------------------
President's Message.........................................                  1

Financial Highlights
   Money Market Fund........................................                 18

   U.S. Government
   Money Market Fund........................................                 20

   Municipal
   Money Market Fund........................................                 22

Schedule of Investments

   Money Market Portfolio...................................                 24

   U.S. Government
   Money Market Portfolio...................................                 26

   Municipal
   Money Market Portfolio...................................                 28

Additional Information......................................  Inside Back Cover

   ---------------------------------------------------------------------------
   Any opinions herein, including forecasts, reflect our judgement as of the end of the reporting period and are subject to change. Each adviser's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, AMR Investment Services, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.
   ---------------------------------------------------------------------------

American AAdvantage Funds                                      June 30, 2004

                                                     [PHOTO OF WILLIAM F. QUINN]

FELLOW SHAREHOLDERS:

I am pleased to present you with the Semi-Annual Report for the American AAdvantage Funds for the six months ended June 30, 2004. During this time, the money market series of the American AAdvantage Funds performed well versus their peers.

For the first half of 2004, economic fundamentals largely confirmed the strong growth momentum that became apparent late in the first quarter. Manufacturing expanded at a brisk pace, job creation and housing remained strong, and corporate profits grew by a staggering 24% year over year. As a result, the Federal Reserve raised overnight rates by 25 basis points at the June 30th Federal Open Market Committee (FOMC) meeting.

The Cash Management Class of the American AAdvantage Funds produced strong relative returns for the six months ended June 30, 2004. The Money Market Fund-Cash Management Class returned 0.49% for the six-month period, outperforming the Lipper Institutional Money Market Average return of 0.34%.
The U.S. Government Money Market Fund Cash Management Class out paced the Lipper Institutional U.S. Government Money Market Average with a return of 0.45% versus 0.34% for the Average.

The question now is how rapidly and to what extent the Fed will need to raise overnight rates to bring monetary policy back to neutral. Citing that core inflationary pressures should remain in check, Federal Reserve officials are maintaining their "measured" policy adjustment posture. The money market series of the American AAdvantage Funds will continue to maintain lower than average maturities while emphasizing investments in high quality issues.

Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.aafunds.com. Thank you for your continued confidence in the American AAdvantage Funds.

                                                       Sincerely,

                                                       /s/ William F. Quinn

                                                       William F. Quinn
                                                       President
                                                       American AAdvantage Funds

ECONOMIC OVERVIEW
================================================================================

At the outset of 2004, the financial markets were focused clearly on the labor market. While most sectors of the economy had shown improvement, the Federal Reserve made it clear that they would not raise the overnight lending rate until the jobs situation improved. The first two monthly employment reports came in well below expectations, indicating that corporations would be reluctant to hire additional workers as long as productivity remained robust. The Fed Funds futures contracts even pushed the initial rate hike probability out to 2005. The picture changed dramatically with the April release of March's employment data. The 353,000 jobs added in March were the most in four years and caused a significant steepening in the money market yield curve. The spread between 1-month LIBOR and 1-year LIBOR was 28 basis points before the employment release and widened to 42 basis points afterward. Furthermore, the Fed Funds futures contracts responded to the positive report by moving the possibility of the first tightening from 2005 into the latter part of the second quarter or early part of the third quarter of 2004.

     As evidence mounted of a recovery in the labor market, the focus of the FOMC shifted to inflation. Higher employment typically puts pressure on labor costs that lead to higher prices for consumers. Core prices rose rapidly in the first half of the year, elevated by the indirect effects of higher energy prices on business costs and increases in non-oil import prices that reflect past dollar depreciation and the surge in global prices for primary commodities. In response to the uptick in inflation and continued traction on the job front, the FOMC prepared the markets for a rate hike and ultimately raised the target Federal Funds rate from 1% to 1.25% at the June 30th meeting. In addition to reiterating their stance that the tightening cycle would occur at a "measured" pace, the policymakers signaled that they will respond to changes in economic conditions in order to maintain price stability. History indicates that the Federal Reserve is in the beginning stages of a tightening cycle and the current expectation is for the overnight lending rate to be greater than or equal to 2% by the end of 2004.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MONEY MARKET FUND (R)
================================================================================

     The American AAdvantage Money Market Fund implemented a change in strategy during the first half of 2004 due to an improving economic environment. While growth indicators have been robust, the labor market remained muted until the March employment report was released in April. In March, U.S. employers created 353,000 new non-farm jobs, thereby removing the critical missing link between a transitory cyclical rebound and the onset of a period of prolonged economic expansion. The strong employment data caused a sharp sell off in the fixed income market in anticipation that the FOMC would soon begin to raise the overnight Fed Funds rate. In response, the Fund began to buy more variable rate securities and shorter fixed rate securities to reduce interest rate risk. This strategy proved to work well as it became more evident that the FOMC could make a move as soon as their meeting on June 30th. By the end of June, the weighted-average maturity of the Fund was less than 30 days and the first rate hike of 25 basis points occurred, bringing the overnight Fed Funds rate to 1.25%. In anticipation of a prolonged rising interest rate environment, investments for the near term will likely be made in securities that allow the Fund to carry a relatively shorter weighted-average maturity.

     For the six months ended June 30, 2004, the total return of the Cash Management Class of the American AAdvantage Money Market Fund was 0.49%. The Fund outperformed the Lipper Institutional Money Market Average return of 0.34% by 15 basis points. Lipper Analytical Services ranked the Institutional Class of the Fund 89th among 289, 48th among 195, and 16th among 94 Institutional Money Market Funds for the one-year, five-years and ten-years ended June 30, 2004, respectively.

           CASH MANAGEMENT CLASS TOTAL RETURNS AS OF JUNE 30, 2004

                   [CHART OF CASH MANAGEMENT CLASS]

                       American AAdvantage            Lipper Institutional Money
                        Money Market Fund                 Market Fund Average
                       -------------------            --------------------------
1 Year                       0.99%                               0.68%
3 Years*                     1.62%                               1.36%
5 Years*                     3.30%                               3.05%
10 Years*                    4.41%                               4.21%

                             [END CHART]

*Annualized

                                                ANNUALIZED TOTAL RETURNS
                                          ===================================
                                                     AS OF 6/30/04
                                          -----------------------------------
                                          1 YEAR        5 YEARS      10 YEARS
                                          ------        -------      --------
Cash Management Class (1,3)..........      0.99%         3.30%         4.41%
Institutional Class (1)..............      0.88%         3.26%         4.39%
PlanAhead Class (1,2)................      0.60%         2.96%         4.07%
Platinum Class (1,2).................      0.14%         2.53%         3.76%

(1) Past performance is not indicative of future performance. An investment in the American AAdvantage Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

(2) Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 7/1/94 up to 8/1/94, the inception date of the PlanAhead Class, and up to 11/8/95, the inception date of the Platinum Class, and the returns of the PlanAhead and Platinum Classes since inception of these Classes. Expenses of the PlanAhead and Platinum Classes are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the PlanAhead and Platinum Classes been in place since 7/1/94.

(3) Fund performance for the five and ten-year periods represents the total returns achieved by the Institutional Class from 7/1/94 up to 12/1/01, the inception date of the Cash Management Class and the returns of the Cash Management Class since its inception. Expenses of the Cash Management Class are lower than those of the Institutional Class. Therefore, total returns shown are lower than they would have been had the Cash Management Class been in place since 7/1/94.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MONEY MARKET FUND (R) -- CONTINUED
================================================================================

PORTFOLIO STATISTICS AS OF JUNE 30, 2004

                                CASH
                             MANAGEMENT        INSTITUTIONAL          PLANAHEAD           PLATINUM
                                CLASS              CLASS                CLASS               CLASS
                             ----------        -------------          ----------          ---------
7-day Current Yield*             1.02%             0.93%                 0.67%               0.18%
7-day Effective Yield*           1.02%             0.93%                 0.67%               0.18%
30-day Yield*                    0.98%             0.90%                 0.64%               0.14%
Weighted Average Maturity      23 Days           23 Days               23 Days             23 Days
Moody's Rating                     Aaa               Aaa                   N/A                 N/A
S&P Rating                        AAAm              AAAm                   N/A                 N/A

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF JUNE 30, 2004

                                             % OF
                                          NET ASSETS
                                          ----------
Goldman Sachs Group                          6.4%
FCAR Owner Trust Series I                    6.2%
Citigroup, Incorporated                      5.3%
Bank of Scotland Treasury Services plc       4.2%
Metropolitan Life Insurance Company          4.2%
Bank of America Corporation                  3.9%
General Electric Capital Corporation         3.8%
Merrill Lynch & Company, Incorporated        3.3%
Wells Fargo and Company                      3.2%
American Honda Finance Corporation           3.1%

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND (SM)
================================================================================

    The American AAdvantage U.S. Government Money Market Fund implemented a change in strategy during the first half of 2004 due to an improving economic environment. While growth indicators have been robust, the labor market remained muted until the March employment report was released in April. In March, U.S. employers created 353,000 new non-farm jobs, thereby removing the critical missing link between a transitory cyclical rebound and the onset of a period of prolonged economic expansion. The strong employment data caused a sharp sell off in the fixed income market in anticipation that the FOMC would soon begin to raise the overnight Fed Funds rate. In response, the Fund began to buy more variable rate securities and shorter fixed rate securities to reduce interest rate risk. This strategy proved to work well as it became more evident that the FOMC could make a move as soon as their meeting on June 30th. By the end of June, the weighted-average maturity of the fund was 30 days and the first rate hike of 25 basis points occurred, bringing the overnight Fed Funds rate to 1.25%. In anticipation of a prolonged rising interest rate environment, investments for the near term will likely be made in securities that allow the Fund to carry a relatively shorter weighted-average maturity.

    For the six months ended June 30, 2004, the total return of the Cash Management Class of the American AAdvantage U.S. Government Money Market Fund was 0.45%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 0.34% by 11 basis points. Lipper Analytical Services ranked the Cash Management Class of the Fund 13th among 137, 11th among 99, and 13th among 52 Institutional U.S. Government Money Market Funds for the one-year, five-years and ten-years ended June 30, 2004, respectively.

            CASH MANAGEMENT CLASS TOTAL RETURNS AS OF JUNE 30, 2004

                        [CHART OF CASH MANAGEMENT CLASS]

                      American AAdvantage             Lipper Institutional
                        U.S. Government                  U.S. Government
                       Money Market Fund            Money Market Fund Average
                      -------------------           -------------------------
1 Year                       0.92%                            0.69%
3 Years*                     1.57%                            1.32%
5 Years*                     3.23%                            2.99%
10 Years*                    4.26%                            4.12%

                                  [END CHART]

*Annualized

                                               ANNUALIZED TOTAL RETURNS
                                          =================================
                                                     AS OF 6/30/04
                                          ---------------------------------
                                          1 YEAR      5 YEARS      10 YEARS
                                          ------      -------      --------
Cash Management Class (1,3)..........      0.92%        3.23%        4.26%
PlanAhead Class (1,2)................      0.51%        2.85%        3.89%
Platinum Class (1,2).................      0.13%        2.45%        3.59%

(1) Past performance is not indicative of future performance. An investment in the American AAdvantage U.S. Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

(2) Fund performance for the ten-year period represents the total returns achieved by the Cash Management Class from 7/1/94 up to 8/1/94, the inception date of the PlanAhead Class, and up to 11/8/95, the inception date of the Platinum Class, and the returns of the PlanAhead and Platinum Classes since inception of these Classes. Expenses of the PlanAhead and Platinum Classes are higher than those of the Cash Management Class. Therefore, total returns shown are higher than they would have been had the PlanAhead and Platinum Classes been in existence since 7/1/94.

(3) Prior to December 1, 2001, the Cash Management Class of the Fund was known as the Institutional Class.

PORTFOLIO STATISTICS AS OF JUNE 30, 2004

                                  CASH
                                MANAGEMENT     PLANAHEAD      PLATINUM
                                  CLASS          CLASS         CLASS
                                ----------     ---------      --------
7-day Current Yield*               0.96%          0.61%          0.16%
7-day Effective Yield*             0.97%          0.62%          0.16%
30-day Yield*                      0.90%          0.55%          0.12%
Weighted Average Maturity        30 Days        30 Days        30 Days
Moody's Rating                       Aaa            N/A            N/A
S&P Rating                          AAAm            N/A            N/A

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND (SM)
================================================================================

    The American AAdvantage Municipal Money Market Fund maintained a relatively short average maturity in the first half of 2004. The Variable Rate Demand
Note (VRDN) market provided the most attractive investment option throughout the period. The VRDN market is driven primarily by supply and demand. Rates on these securities remained appealing because supply outweighed demand, particularly in the second quarter. The ratio between the BMA index (a weekly reset average of VRDNs) and 1-month LIBOR was 89.4% for the first half of the year, which is considerably higher than the historical average. This supports the Fund's strategy of being overweighted in VRDNs. In the current interest rate environment, the Fund will continue to focus on attractively priced
VRDNs backed by letters of credit or bond insurance in anticipation of further "measured" rate hikes by the Federal Reserve.

    For the six months ended June 30, 2004, the total return of the PlanAhead Class of the American AAdvantage Municipal Money Market Fund was 0.07% as compared to the Lipper Tax-Exempt Money Market Average return of 0.19%.

               PLANAHEAD CLASS TOTAL RETURNS AS OF JUNE 30, 2004

                           [CHART OF PLANAHEAD CLASS]

                      American AAdvantage                   Lipper
                           Municipal                      Tax-Exempt
                       Money Market Fund            Money Market Fund Average
                      -------------------           -------------------------
1 Year                       0.12%                            0.37%
3 Years*                     0.71%                            0.77%
5 Years*                     1.72%                            1.75%
10 Years*                    2.42%                            2.40%

                                  [END CHART]

*Annualized

                                               ANNUALIZED TOTAL RETURNS
                                          =================================
                                                   AS OF 6/30/04
                                          ---------------------------------
                                          1 YEAR      5 YEARS      10 YEARS
                                          ------      -------      --------
PlanAhead Class (1,2).............         0.12%        1.72%        2.42%
Platinum Class (1,2)..............         0.12%        1.40%        2.15%

(1) Past performance is not indicative of future performance. An investment in the American AAdvantage Municipal Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

(2) Fund performance for the ten-year period represents the total returns achieved by the Institutional Class, a former Class of the Fund, from 7/1/94 up to 8/1/94, the inception date of the PlanAhead Class, and up to 11/8/95, the inception date of the Platinum Class, and the returns of the PlanAhead and Platinum Classes since inception of these Classes. Expenses of the PlanAhead and Platinum Classes are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the PlanAhead and Platinum Classes been in place since 7/1/94.

PORTFOLIO STATISTICS AS OF JUNE 30, 2004

                                   PLANAHEAD           PLATINUM
                                     CLASS               CLASS
                                   ---------           --------
7-day Current Yield*                  0.20%              0.14%
7-day Effective Yield*                0.20%              0.14%
30 day Yield*                         0.26%              0.12%
Weighted Average Maturity            6 Days             6 Days

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF JUNE 30, 2004

                                                % OF
                                             NET ASSETS
                                             ----------
Moffat County, Colorado Pollution Control       8.3%
Gulf Coast Waste Disposal
  Authority (Texas)                             7.0%
Brazos Harbor Industrial Development
  Corporation                                   6.3%
Claremore Industrial and Redevelopment
  Authority                                     6.0%
Indiana County, Pennsylvania Industrial
  Development Authority                         5.1%
Michigan State Housing Development
  Authority                                     4.7%
Alachua County, Florida Housing
  Financial Authority                           4.6%
New York City Municipal Water
  Finance Authority                             4.5%
Ohio Water Development Authority                4.3%
Calcasieu Parish Public Trust
  Authority                                     4.0%

                               [GRAPHIC OF EAGLE]

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)
================================================================================

                                                                            U.S. GOVERNMENT             MUNICIPAL
                                                     MONEY MARKET             MONEY MARKET             MONEY MARKET
                                                     ============           ===============            ============
                                                                      (IN THOUSANDS, EXCEPT SHARE
                                                                         AND PER SHARE AMOUNTS)
ASSETS:
   Investment in Portfolio, at value.............    $    429,000              $    42,210             $     7,235
   Receivable for fund shares sold...............              25                        -                       -
   Receivable from Manager for expense
     reimbursement(Note 2).......................              11                        1                       2
   Other assets..................................               -                        -                       3
                                                     ------------              -----------             -----------
      TOTAL ASSETS...............................         429,036                   42,211                   7,240
                                                     ------------              -----------             -----------
LIABILITIES:
   Payable for fund shares redeemed..............             346                        -                       -
   Dividends payable.............................              13                       23                       -
   Administrative services fees payable
      (Note 2)...................................              57                        4                       3
   Distribution fees payable (Note 2)............              12                        -                       1
   Other liabilities.............................             100                       22                       -
                                                     ------------              -----------             -----------
      TOTAL LIABILITIES..........................             528                       49                       4
                                                     ------------              -----------             -----------
NET ASSETS.......................................    $    428,508              $    42,162             $     7,236
                                                     ============              ===========             ===========
ANALYSIS OF NET ASSETS:
   Paid-in-capital...............................         428,508                   42,162                   7,236
                                                     ------------              -----------             -----------
NET ASSETS.......................................    $    428,508              $    42,162             $     7,236
                                                     ============              ===========             ===========
Shares outstanding (no par value):
   Cash Management Class.........................      63,326,584               27,681,277                     N/A
                                                     ============              ===========             ===========
   Institutional Class...........................     136,960,756                      N/A                     N/A
                                                     ============              ===========             ===========
   PlanAhead Class...............................     179,434,486                7,469,035               3,131,201
                                                     ============              ===========             ===========
   Platinum Class................................      48,786,273                7,011,194               4,104,524
                                                     ============              ===========             ===========
Net asset value per share, offering and
 redemption price per share:
   Cash Management Class.........................    $       1.00              $      1.00                     N/A
                                                     ============              ===========             ===========
   Institutional Class...........................    $       1.00                      N/A                     N/A
                                                     ============              ===========             ===========
   PlanAhead Class...............................    $       1.00              $      1.00             $      1.00
                                                     ============              ===========             ===========
   Platinum Class................................    $       1.00              $      1.00             $      1.00
                                                     ============              ===========             ===========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2004 (Unaudited)
================================================================================

                                                                            U.S. GOVERNMENT             MUNICIPAL
                                                     MONEY MARKET             MONEY MARKET             MONEY MARKET
                                                     ============           ===============            ============
                                                                             (IN THOUSANDS)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
   Interest income................................     $  2,526                $     286                   $ 43
   Portfolio expenses.............................         (250)                     (30)                    (5)
                                                       --------                ---------                  -----
      NET INVESTMENT INCOME ALLOCATED FROM
        PORTFOLIO.................................        2,276                      256                     38
                                                       --------                ---------                  -----
FUND EXPENSES:
   Administrative service fees (Note 2):
      Cash Management Class.......................           47                        9                      -
      Institutional Class.........................           60                        -                      -
      PlanAhead Class.............................           73                       10                      2
      Platinum Class..............................          165                       23                     13
   Transfer agent fees:
      Cash Management Class.......................           15                        6                      -
      Institutional Class.........................            3                        -                      -
      PlanAhead Class.............................           23                        4                      1
      Platinum Class..............................           13                        2                      1
   Professional fees..............................            6                        4                      1
   Registration fees and expenses.................           29                       12                     18
   Distribution fees - Platinum Class (Note 2)....           64                        9                      5
   Service Fees - PlanAhead Class (Note 2)........          182                       26                      5
   Other expenses.................................            6                        4                      2
                                                       --------                ---------                  -----
      TOTAL FUND EXPENSES.........................          686                      109                     48
                                                       --------                ---------                  -----
LESS WAIVER AND REIMBURSEMENT OF EXPENSES (NOTE 2)           69                       22                     15
                                                       --------                ---------                  -----
      NET FUND EXPENSES...........................          617                       87                     33
                                                       --------                ---------                  -----
NET INVESTMENT INCOME.............................        1,659                      169                      5
                                                       --------                ---------                  -----
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
      Net realized gain on investments............           10                        2                      -
                                                       --------                ---------                  -----
      NET GAIN ON INVESTMENTS.....................           10                        2                      -
                                                       --------                ---------                  -----
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS................................     $  1,669                $     171                  $   5
                                                       ========                =========                  =====

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                       MONEY MARKET
                                                           ====================================
                                                            SIX MONTHS
                                                               ENDED                 YEAR ENDED
                                                           JUNE 30, 2004            DECEMBER 31,
                                                            (UNAUDITED)                 2003
                                                           -------------             ----------
                                                                       (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income................................       $  1,659              $    4,684
   Net realized gain on investments.....................             10                       5
                                                               --------              ----------
         NET INCREASE IN NET ASSETS RESULTING
          FROM OPERATIONS...............................          1,669                   4,689
                                                               --------              ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Cash Management Class.............................           (650)                   (672)
      Institutional Class...............................           (530)                 (2,597)
      PlanAhead Class...................................           (445)                 (1,034)
      Platinum Class....................................            (34)                   (378)
   Net realized gain on investments:
      Cash Management Class.............................             (3)                      -
      Institutional Class...............................             (3)                     (3)
      PlanAhead Class...................................             (3)                     (1)
      Platinum Class....................................             (1)                     (1)
                                                               --------              ----------
         DISTRIBUTIONS TO SHAREHOLDERS:.................         (1,669)                 (4,686)
                                                               --------              ----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares........................        834,337               3,048,924
   Reinvestment of dividends and distributions..........          1,565                   3,467
   Cost of shares redeemed..............................       (859,773)             (4,150,353)
                                                               --------              ----------
         NET INCREASE (DECREASE) IN NET ASSETS FROM
            CAPITAL SHARE TRANSACTIONS..................        (23,871)             (1,097,962)
                                                               --------              ----------
NET INCREASE (DECREASE) IN NET ASSETS...................        (23,871)             (1,097,959)
NET ASSETS:
   Beginning of period..................................        452,379               1,550,338
                                                               --------              ----------
   END OF PERIOD........................................       $428,508              $  452,379
                                                               ========              ==========

                             See accompanying notes
--------------------------------------------------------------------------------

====================================================================================================================================
  U.S. GOVERNMENT MONEY MARKET              MUNICIPAL MONEY MARKET
===============================         ===============================
  SIX MONTHS                             SIX MONTHS
    ENDED            YEAR ENDED             ENDED            YEAR ENDED
JUNE 30, 2004       DECEMBER 31,        JUNE 30, 2004        DECEMBER 31,
 (UNAUDITED)            2003             (UNAUDITED)            2003
-------------       ------------        -------------        ------------
                              (IN THOUSANDS)
  $     169          $     946             $      5            $     40
          2                  3                    -                   -
  ---------          ---------             --------            --------
        171                949                    5                  40
  ---------          ---------             --------            --------

       (111)              (227)                   -                   -
          -                  -                    -                  (6)
        (54)              (675)                  (3)                (17)
         (4)               (44)                  (2)                (17)

         (1)                (1)                   -                   -
          -                  -                    -                   -
         (1)                (2)                   -                   -
          -                  -                    -                   -
  ---------          ---------             --------            --------
       (171)              (949)                  (5)                (40)
  ---------          ---------             --------            --------

     93,718            351,780               11,579              21,327
         10                 57                    5                  32
   (107,163)          (629,499)             (10,691)            (94,625)
  ---------          ---------             --------            --------

    (13,435)          (277,662)                 893             (73,266)
  ---------          ---------             --------            --------
    (13,435)          (277,662)                 893             (73,266)

     55,597            333,259                6,343              79,609
  ---------          ---------             --------            --------
  $  42,162          $  55,597             $  7,236            $  6,343
  =========          =========             ========            ========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)
================================================================================

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end management investment company with separate series. The following series are included in this report: American AAdvantage Money Market, American AAdvantage U.S. Government Money Market and American AAdvantage Municipal Money Market Funds (each a "Fund" and collectively, the "Funds").

    Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. Differences between the classes include the services offered to and the expenses borne by each class. Investment income, net capital gains (losses) and all expenses incurred by the Funds are allocated based on relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares. Effective October 9, 2003, the Institutional Class of the Municipal Money Market Fund was no longer offered.

    Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

AMERICAN AADVANTAGE:     --> INVESTS ASSETS IN -->      AMR INVESTMENT SERVICES TRUST:
--------------------                                    ------------------------------
Money Market Fund                                       Money Market Portfolio
U.S. Government Money Market Fund                       U.S. Government Money Market Portfolio
Municipal Money Market Fund                             Municipal Money Market Portfolio

    Each AMR Investment Services Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (9.15%, 15.47% and 18.22% at June 30, 2004 of the AMR Investment Services Trust Money Market, U.S. Government Money Market and Municipal Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

    AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

    The following is a summary of the significant accounting policies followed by the Funds.

    Valuation of Investments

    The Funds record their investment in the Portfolios at fair value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

    Investment Income and Dividends to Shareholders

    Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

    Dividends are determined in accordance with income tax principles which may treat certain transactions differently than accounting principles generally accepted in the United States.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
June 30, 2004 (Unaudited)
================================================================================

    Federal Income and Excise Taxes

    It is the policy of each of the Funds to comply with the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

    All dividends paid by the Municipal Money Market Fund were "exempt-interest dividends" and therefore are 100% free of any regular federal income tax. Approximately 23% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

    Allocation of Income, Expenses, Gains and Losses

    Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

    Valuation of Shares

    The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of class shares outstanding.

    Use of Estimates

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

    Other

    In the normal course of business, the Funds enter into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Funds' maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Funds have had no prior claims or losses pursuant to any such agreement.

2.  TRANSACTIONS WITH AFFILIATES

    Administrative Services Agreement

    The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.10% of the average daily net assets of each of the Institutional, PlanAhead and Platinum Classes of the Funds.

    The Trust has adopted an Administrative Services Plan with respect to the Platinum Class of the Funds. As compensation for providing administrative services, the Manager receives an annualized fee of 0.55% of the average daily net assets of the Platinum Class of each Fund.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
June 30, 2004 (Unaudited)
================================================================================

    A separate Administrative Services Plan has been adopted for the Cash Management Class of the Funds. As compensation for providing administrative services, the Manager receives an annualized fee of 0.07% of the average daily net assets of the Cash Management Class of each Fund.

    Distribution Plan

    The Trust, except for the Platinum Class of the Funds, has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the fees received by the Manager to be used for distribution purposes. Under this plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

    A separate Distribution Plan (the "Distribution Plan") has been adopted pursuant to Rule 12b-1 under the Act for the Platinum Class of the Funds. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annualized fee of 0.25% of the average daily net assets of each class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

    Service Agreement

    The Manager and the Trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class. As compensation for performing the duties required under the Service Agreement, the Manager receives 0.25% based on the daily net assets of the PlanAhead Class.

    Reimbursement and Waiver of Expenses

    The Manager contractually agreed to reimburse each Cash Management Class Fund for other expenses through December 31, 2004 to the extent that total annual fund operating expenses exceed 0.15% and 0.19% for the Money Market and U.S. Government Money Market Funds, respectively.

    The Manager contractually agreed to reimburse the Platinum Class of each Fund for other expenses through December 31, 2004 to the extent that total annual fund operating expenses exceed 0.99%. In addition, the Manager agreed to voluntarily waive additional fees to the extent necessary to preserve a certain minimum level of returns for Platinum Class Fund shareholders. During the six months ended June 30, 2004, the Manager waived or reimbursed expenses as follows:

FUND                                                                    AMOUNT
----                                                                   --------
Money Market Fund
  Cash Management Class ............................................    $49,506
  Platinum Class ...................................................     19,170
U.S. Government Money Market Fund
  Cash Management Class ............................................     15,146
  PlanAhead Class ..................................................      1,317
  Platinum Class ...................................................      6,000
Municipal Money Market Fund
  PlanAhead Class ..................................................      2,293
  Platinum Class ...................................................     12,296

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
June 30, 2004 (Unaudited)
================================================================================

    Expense Reimbursement Plan

    The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class' average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The following waived fees or reimbursed expenses are subject to potential recovery expiring in:

                                  U.S. GOVERNMENT          MUNICIPAL
YEAR          MONEY MARKET          MONEY MARKET          MONEY MARKET
----          ------------        ---------------         ------------
2006            $83,552               $77,375                $18,920
2007             68,676                22,463                 14,589

   Other

    Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. In addition, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended. For the six months ended June 30, 2004, the cost of air transportation was not material to any of the Funds.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
June 30, 2004 (Unaudited)
================================================================================

3.  CAPITAL SHARE TRANSACTIONS

    The tables below summarize the activity in capital shares for each class of the Funds (in thousands). Each share is valued at $1.00:

Six Months Ended June 30, 2004
------------------------------

                                                  CASH MANAGEMENT
MONEY MARKET FUND                                      CLASS         INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
-----------------                                 ---------------    -------------------    ---------------    --------------
Shares sold..................................          235,360              358,812             196,736            43,429
Reinvestment of dividends....................              653                  470                 406                36
Shares redeemed..............................         (290,082)            (381,414)           (144,679)          (43,598)
                                                      --------             --------            --------           -------
Netincrease (decrease) in shares
   outstanding...............................          (54,069)             (22,132)             52,463              (133)
                                                      ========             ========            ========           =======

                                                  CASH MANAGEMENT
U.S. GOVERNMENT MONEY MARKET FUND                      CLASS                                PLANAHEAD CLASS    PLATINUM CLASS
---------------------------------                 ---------------                           ---------------    --------------
Shares sold..................................           47,936                                   42,862             2,920
Reinvestment of dividends....................                -                                        6                 4
Shares redeemed..............................          (42,315)                                 (62,182)           (2,666)
                                                      --------                                 --------           -------
Net increase (decrease) in shares
   outstanding...............................            5,621                                  (19,314)              258
                                                      ========                                 ========           =======

MUNICIPAL MONEY MARKET FUND                                                                 PLANAHEAD CLASS    PLATINUM CLASS
---------------------------                                                                 ---------------    --------------

Shares sold..................................                                                     4,906             6,673
Reinvestment of dividends....................                                                         3                 2
Shares redeemed..............................                                                    (4,850)           (5,841)
                                                                                               --------           -------
Net increase in shares outstanding...........                                                        59               834
                                                                                               ========           =======

Year Ended December 31, 2003
----------------------------

                                                  CASH MANAGEMENT
MONEY MARKET FUND                                      CLASS         INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
-----------------                                 ---------------    -------------------    ---------------    --------------
Shares sold..................................        1,008,426            1,783,321             190,773            66,404
Reinvestment of dividends....................              641                1,880                 801               145
Shares redeemed..............................         (898,314)          (2,101,032)           (220,137)         (930,870)
                                                     ---------           ----------            --------          --------
Net increase (decrease) in shares
   outstanding...............................          110,753             (315,831)            (28,563)         (864,321)
                                                     =========           ==========            ========          ========

                                                  CASH MANAGEMENT
U.S. GOVERNMENT MONEY MARKET FUND                      CLASS                                PLANAHEAD CLASS    PLATINUM CLASS
---------------------------------                 ---------------                           ---------------    --------------
Shares sold..................................           96,111                                  247,807             7,862
Reinvestment of dividends....................               18                                       17                22
Shares redeemed..............................         (112,380)                                (396,154)         (120,965)
                                                     ---------                                 --------          --------
Net decrease in shares outstanding...........          (16,251)                                (148,330)         (113,081)
                                                     =========                                 ========          ========

MUNICIPAL MONEY MARKET FUND                                          INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
---------------------------                                          -------------------    ---------------    --------------
Shares sold..................................                                 3,638               4,262            13,427
Reinvestment of dividends....................                                     5                  17                10
Shares redeemed..............................                                (4,774)             (8,552)          (81,299)
                                                                         ----------            --------          --------
Net decrease in shares outstanding...........                                (1,131)             (4,273)          (67,862)
                                                                         ==========            ========          ========

--------------------------------------------------------------------------------

                          [GRAPHIC OF EAGLE]

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                         CASH MANAGEMENT CLASS
                                        ======================================================
                                        SIX MONTHS         YEAR ENDED             ONE MONTH
                                           ENDED           DECEMBER 31,              ENDED
                                          JUNE 30,     =====================      DECEMBER 31,
                                            2004         2003          2002         2001(B)
                                       ------------    --------       ------      ------------
                                        (UNAUDITED)
Net asset value,
   beginning of period .............     $  1.00       $   1.00       $ 1.00       $  1.00
                                         -------       --------       ------       -------
      Net investment income(A)......           -(D)        0.01         0.02             -(D)
      Less dividends from net
         investment income..........           -(D)       (0.01)       (0.02)            -(D)
                                         -------       --------       ------       -------
Net asset value,
   end of period....................     $  1.00       $   1.00       $ 1.00       $  1.00
                                         =======       ========       ======       =======
Total return........................       0.49%(C)       1.08%        1.73%         0.19%(C)
                                         =======       ========       ======       =======
Ratios and supplemental data:
      Net assets, end of period
         (in thousands).............     $63,327       $117,395       $6,641       $15,006
      Ratios to average net assets
         (annualized)(A):
            Expenses................       0.15%          0.16%        0.19%         0.19%
            Net investment
               income...............       0.98%          1.03%        1.73%         1.96%
            Decrease reflected in
               above expense ratio
               due to absorption
               of expenses by
               the Manager..........       0.07%          0.08%        0.03%             -

                                                                             INSTITUTIONAL CLASS
                                        ===========================================================================================
                                         SIX MONTHS                                                     TWO MONTHS
                                            ENDED                     YEAR ENDED DECEMBER 31,              ENDED        YEAR ENDED
                                           JUNE 30,      ===========================================    DECEMBER 31,    OCTOBER 31,
                                             2004           2003       2002        2001       2000         1999            1999
                                        -------------    --------    --------    --------   --------    ------------    -----------
                                         (UNAUDITED)
Net asset value,
   beginning of period .............      $   1.00       $   1.00    $   1.00    $   1.00   $   1.00     $     1.00     $     1.00
                                          --------       --------    --------    --------   --------     ----------     -----------
      Net investment income(A)......             -(D)        0.01        0.02        0.04       0.06           0.01           0.05
      Less dividends from net
         investment income..........             -(D)       (0.01)      (0.02)      (0.04)     (0.06)         (0.01)         (0.05)
                                          --------       --------    --------    --------   --------     ----------     -----------
Net asset value,
   end of period....................      $   1.00       $   1.00    $   1.00    $   1.00   $   1.00     $     1.00     $     1.00
                                          ========       ========    ========    ========   ========     ==========     ==========
Total return........................         0.44%(C)       0.97%       1.67%       4.15%      6.45%          0.94%(C)       5.09%
                                          ========       ========    ========    ========   ========     ==========     ==========
Ratios and supplemental data:
      Net assets, end of period
         (in thousands).............      $136,961       $159,092    $474,922    $805,843   $886,608     $1,978,123     $1,652,323
      Ratios to average net assets
         (annualized)(A):
            Expenses................         0.24%          0.27%       0.24%       0.25%      0.24%          0.23%          0.24%
            Net investment
               income...............         0.89%          1.00%       1.68%       4.13%      6.17%          5.65%          4.99%
            Decrease reflected in
               above expense ratio
               due to absorption
               of expenses by
               the Manager..........             -              -           -           -          -              -              -

-----------------------------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) The Money Market Fund commenced sales of a fourth class of shares designated as "Cash Management Class" on December 1, 2001.

(C) Not annualized.

(D) Amount is less than $0.01 per share.

--------------------------------------------------------------------------------

=============================================================================================
                                      PLANAHEAD CLASS
=============================================================================================
 SIX MONTHS                                                     TWO MONTHS
    ENDED                   YEAR ENDED DECEMBER 31,                ENDED          YEAR ENDED
  JUNE 30,       ===========================================     DECEMBER 31,     OCTOBER 31,
    2004           2003        2002        2001       2000          1999             1999
-------------    --------    --------    --------   --------    ------------     ------------
 (UNAUDITED)
  $   1.00       $   1.00    $   1.00    $   1.00   $   1.00      $   1.00         $   1.00
  --------       --------    --------    --------   --------      --------         --------
         -(D)        0.01        0.01        0.04       0.06          0.01             0.05

         -(D)       (0.01)      (0.01)      (0.04)     (0.06)        (0.01)           (0.05)
  --------       --------    --------    --------   --------      --------         --------

  $   1.00       $   1.00    $   1.00    $   1.00   $   1.00      $   1.00         $   1.00
  ========       ========    ========    ========   ========      ========         ========
     0.30%(C)       0.70%       1.37%       3.83%      6.14%         0.89%(C)         4.79%
  ========       ========    ========    ========   ========      ========         ========

  $179,434       $126,972    $155,535    $163,825   $299,304      $262,748         $343,532

     0.51%          0.54%       0.54%       0.55%      0.54%         0.55%            0.53%

     0.61%          0.71%       1.36%       3.83%      5.95%         5.32%            4.69%

         -              -           -           -          -             -                -

=============================================================================================
                                      PLATINUM CLASS
=============================================================================================
  SIX MONTHS                                                      TWO MONTHS
    ENDED                      YEAR ENDED DECEMBER 31,              ENDED         YEAR ENDED
  JUNE 30,       ===========================================     DECEMBER 31,     OCTOBER 31,
    2004           2003        2002        2001       2000          1999            1999
-------------    --------    --------    --------   --------    ------------    ------------
 (UNAUDITED)
  $  1.00        $  1.00     $   1.00    $   1.00   $   1.00     $   1.00         $   1.00
  -------        -------     --------    --------   --------     --------         --------
        -(D)           -(D)      0.01        0.03       0.06         0.01             0.04

        -(D)           -(D)     (0.01)      (0.03)     (0.06)       (0.01)           (0.04)
  -------        -------     --------    --------   --------     --------         --------

  $  1.00        $  1.00     $   1.00    $   1.00   $   1.00     $   1.00         $   1.00
  =======        =======     ========    ========   ========     ========         ========
    0.07%(C)       0.25%        0.98%       3.45%      5.69%        0.82%(C)         4.33%
  =======        =======     ========    ========   ========     ========         ========

  $48,786        $48,920     $913,240    $868,395   $800,196     $866,041         $841,653

    0.99%          0.96%        0.93%       0.93%      0.97%        1.00%            0.97%

    0.14%          0.38%        0.97%       3.36%      5.54%        4.87%            4.24%

    0.07%          0.13%        0.01%           -          -            -                -

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                             CASH MANAGEMENT CLASS
                                        ============================================================================================
                                         SIX MONTHS                                                     TWO MONTHS
                                            ENDED                   YEAR ENDED DECEMBER 31,                ENDED         YEAR ENDED
                                           JUNE 30,      ===========================================    DECEMBER 31,     OCTOBER 31,
                                            2004           2003        2002       2001(B)     2000         1999             1999
                                        -------------    --------    --------    --------   --------    ------------    ------------
                                         (UNAUDITED)
Net asset value, beginning of period..   $  1.00         $  1.00     $  1.00     $  1.00    $  1.00        $  1.00         $  1.00
                                         -------         -------     -------     -------    -------        -------         -------
   Net investment income(A)...........         -(D)         0.01        0.02        0.04       0.06           0.01            0.05
   Less dividends from net
      investment income...............         -(D)        (0.01)      (0.02)      (0.04)     (0.06)         (0.01)          (0.05)
                                         -------         -------     -------     -------    -------        -------         -------
Net asset value, end of period........   $  1.00         $  1.00     $  1.00     $  1.00    $  1.00        $  1.00         $  1.00
                                         =======         =======     =======     =======    =======        =======         =======
Total return                               0.45%(C)        1.04%       1.67%       4.09%      6.31%          0.94%(C)        4.94%
                                         =======         =======     =======     =======    =======        =======         =======
Ratios and supplemental data:
   Net assets, end of period
      (in thousands)..................   $27,682         $22,060     $38,310     $66,302    $36,391        $37,385         $32,427
   Ratios to average net assets
      (annualized)(A):
      Expenses........................     0.19%           0.19%       0.19%       0.25%      0.26%          0.18%           0.19%
      Net investment income...........     0.89%           0.04%       1.69%       3.74%      6.16%          5.60%           4.83%
      Decrease reflected in above
         expense ratio due to
         absorption of expenses
         by the Manager...............     0.12%           0.18%       0.04%           -          -              -               -

----------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) Prior to December 1, 2001, the Cash Management Class of the American AAdvantage U.S. Government Money Market Fund was known as the Institutional Class of the American AAdvantage U.S. Government Money Market Fund. The Institutional Class had a higher expense structure than the Cash Management Class.

(C) Not annualized.

(D) Amount is less than $0.01 per share.

--------------------------------------------------------------------------------

=============================================================================================
                                     PLANAHEAD CLASS
=============================================================================================
  SIX MONTHS                                                      TWO MONTHS
     ENDED                     YEAR ENDED DECEMBER 31,              ENDED         YEAR ENDED
    JUNE 30,     ===========================================     DECEMBER 31,     OCTOBER 31,
     2004          2003        2002        2001       2000          1999            1999
-------------    --------    --------    --------   --------    ------------    -------------
  (UNAUDITED)
  $   1.00       $  1.00     $   1.00    $  1.00    $  1.00       $   1.00         $  1.00
  --------       -------     --------    -------    -------       --------         -------
         -(D)       0.01         0.01       0.04       0.06           0.01            0.05
         -(D)      (0.01)       (0.01)     (0.04)     (0.06)         (0.01)          (0.05)
  --------       -------     --------    -------    -------       --------         -------
  $   1.00       $  1.00     $   1.00    $  1.00    $  1.00       $   1.00         $  1.00
  ========       =======     ========    =======    =======       ========         =======
     0.27%(C)      0.61%        1.30%      3.79%      5.95%          0.86%(C)        4.56%
  ========       =======     ========    =======    =======       ========         =======

  $  7,469       $26,785     $175,115    $78,934    $65,795       $ 59,560         $59,960

     0.56%         0.58%        0.55%      0.55%      0.60%          0.64%           0.56%
     0.52%         0.72%        1.25%      3.59%      5.81%          5.15%           4.45%

     0.02%         0.04%            -          -          -              -               -

=============================================================================================
                                    PLATINUM CLASS
=============================================================================================
  SIX MONTHS                                                     TWO MONTHS
     ENDED                     YEAR ENDED DECEMBER 31,              ENDED         YEAR ENDED
    JUNE 30,     ===========================================     DECEMBER 31,     OCTOBER 31,
     2004          2003        2002        2001       2000          1999            1999
-------------    --------    --------    --------   --------    ------------    -------------
  (UNAUDITED)
  $   1.00       $  1.00     $   1.00    $   1.00   $  1.00       $   1.00         $  1.00
  --------       -------     --------    --------   -------       --------         -------
         -(D)          -(D)      0.01        0.03      0.05           0.01            0.04
         -(D)          -(D)     (0.01)      (0.03)    (0.05)         (0.01)          (0.04)
  --------       -------     --------    --------   -------       --------         -------
  $   1.00       $  1.00     $   1.00    $   1.00   $  1.00       $   1.00         $  1.00
  ========       =======     ========    ========   =======       ========         =======
     0.06%(C)      0.24%        0.90%       3.37%     5.53%          0.80%(C)        4.09%
  ========       =======     ========    ========   =======       ========         =======

  $  7,011       $ 6,752     $119,833    $112,670   $78,857       $ 78,585         $84,385

     0.98%         1.00%        0.95%       0.95%     1.00%          1.02%           1.01%
     0.11%         0.31%        0.88%       3.20%     5.40%          4.77%           4.01%

     0.16%         0.20%        0.03%           -         -              -               -

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                              PLANAHEAD CLASS
                                        ============================================================================================
                                         SIX MONTHS                                                     TWO MONTHS
                                            ENDED                     YEAR ENDED DECEMBER 31,              ENDED         YEAR ENDED
                                           JUNE 30,      ===========================================    DECEMBER 31,     OCTOBER 31,
                                             2004          2003        2002        2001       2000          1999            1999
                                        -------------    --------    --------    --------   --------    ------------    ------------
                                         (UNAUDITED)
Net asset value, beginning of period..   $ 1.00          $ 1.00      $  1.00     $ 1.00     $ 1.00         $ 1.00          $ 1.00
                                         ------          ------      -------     ------     ------         ------          ------
   Net investment income(A)...........        -(C)            -(C)      0.01       0.02       0.04           0.01            0.03
   Less dividends from net investment
      income..........................        -(C)            -(C)     (0.01)     (0.02)     (0.04)         (0.01)          (0.03)
                                         ------          ------      -------     ------     ------         ------          ------
Net asset value, end of period........   $ 1.00          $ 1.00      $  1.00     $ 1.00     $ 1.00         $ 1.00          $ 1.00
                                         ======          ======      =======     ======     ======         ======          ======
Total return..........................    0.07%(B)        0.32%        0.93%      2.25%      3.61%          0.52%(B)        2.68%
                                         ======          ======      =======     ======     ======         ======          ======
Ratios and supplemental data:
   Net assets, end of period
      (in thousands)..................   $3,131          $3,072      $ 7,346     $3,669     $5,175         $7,479          $9,795
   Ratios to average net assets
     (annualized)(A):
      Expenses                            0.91%           0.81%        0.57%      0.58%      0.63%          0.73%           0.65%
      Net investment income               0.15%           0.36%        0.94%      2.30%      3.48%          3.09%           2.61%
      Decrease reflected in above
         expense ratio due to
         absorption of expenses by
         the Manager..................    0.11%           0.12%            -          -          -              -               -

-------------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B) Not annualized.

(C) Amount is less than $0.01 per share.

--------------------------------------------------------------------------------

=============================================================================================
                                    PLATINUM CLASS
=============================================================================================
  SIX MONTHS                                                      TWO MONTHS
     ENDED                     YEAR ENDED DECEMBER 31,              ENDED         YEAR ENDED
    JUNE 30,     ===========================================     DECEMBER 31,     OCTOBER 31,
     2004          2003        2002        2001       2000          1999             1999
-------------    --------    --------    --------   --------    ------------    -------------
  (UNAUDITED)
  $ 1.00         $ 1.00      $  1.00     $  1.00    $  1.00       $  1.00          $  1.00
  ------         ------      -------     -------    -------       -------          -------
       -(C)           -(C)         -(C)     0.02       0.03          0.01             0.02
       -(C)           -(C)         -(C)    (0.02)     (0.03)        (0.01)           (0.02)
  ------         ------      -------     -------    -------       -------          -------
  $ 1.00         $ 1.00      $  1.00     $  1.00    $  1.00       $  1.00          $  1.00
  ======         ======      =======     =======    =======       =======          =======
   0.06%(B)       0.20%        0.51%       1.82%      3.21%         0.47%(B)         2.27%
  ======         ======      =======     =======    =======       =======          =======

  $4,105         $3,271      $71,132     $59,427    $89,602       $76,076          $81,118

   0.95%          1.01%        0.99%       1.00%      1.02%         1.05%            1.04%
   0.11%          0.21%        0.52%       1.87%      3.17%         2.77%            2.24%

   0.63%          0.34%        0.02%           -          -         0.03%            0.01%

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)
================================================================================

                                                                                PAR
                                                                               AMOUNT        VALUE
                                                                              --------     ----------
                                                                             (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE B) - 6.13%
Banc of America Securities, LLC, 1.60%, Due 7/1/2004 ....................     $280,000     $  280,000
JP Morgan Chase Securities, 1.54%, Due 7/1/2004 .........................        7,220          7,220
                                                                                           ----------
    TOTAL REPURCHASE AGREEMENTS .........................................                     287,220
                                                                                           ----------
EURODOLLAR TIME DEPOSITS - 17.07%
Canadian Imperial Bank of Commerce, 1.375%, Due 7/1/2004 ................      200,000        200,000
Den Danske Bank, 1.50%, Due 7/1/2004 ....................................      200,000        200,000
Royal Bank of Canada, 1.50%, Due 7/1/2004 ...............................      200,000        200,000
Societe Generale, 1.375%, Due 7/1/2004 ..................................      200,000        200,000
                                                                                           ----------
    TOTAL EURODOLLAR TIME DEPOSITS ......................................                     800,000
                                                                                           ----------
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES (NOTE E) - 12.69%
Bank of Scotland Treasury Services plc, 1.52%, Due 3/14/2005 ............      196,450        196,580
Bank One, NA,
  1.379%, Due 11/1/2004 .................................................       15,000         15,012
  1.19%, Due 1/27/2005 ..................................................       25,000         25,009
  1.199%, Due 2/3/2005 ..................................................       10,000         10,004
  1.38%, Due 2/10/2005 ..................................................       25,000         25,038
Bayerische Landesbank, 1.17%, Due 5/9/2005 ..............................       75,000         75,027
First Tennessee Bank,
  1.179%, Due 7/21/2004 .................................................       50,000         50,003
  1.179%, Due 5/3/2005 ..................................................       50,000         50,019
Marshall and Ilsley Bank FSB, 1.14%, Due 4/25/2005 ......................       50,000         50,005
National City Bank, 1.15%, Due 5/9/2005 .................................       50,000         50,006
SouthTrust Bank, NA, 1.239%, Due 5/2/2005 ...............................       40,000         40,035
Wachovia Bank, NA, 1.21%, Due 10/19/2004 ................................        8,000          8,002
                                                                                           ----------
    TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES ..........                     594,740
                                                                                           ----------
VARIABLE RATE PROMISSORY NOTES (NOTE E) - 6.40%
Goldman Sachs Group, 1.24%, Due 5/9/2005 ................................      300,000        300,000
                                                                                           ----------
    TOTAL VARIABLE RATE PROMISSORY NOTES ................................                     300,000
                                                                                           ----------
VARIABLE RATE FUNDING AGREEMENTS (NOTES A AND E) - 6.29%
General Electric Capital Assurance Company, 1.19%, Due 12/15/2004 .......      100,000        100,000
Metropolitan Life Insurance Company, 1.39%, Due 11/22/2004 ..............      195,000        195,000
                                                                                           ----------
    TOTAL VARIABLE RATE FUNDING AGREEMENTS ..............................                     295,000
                                                                                           ----------
ASSET-BACKED COMMERCIAL PAPER, 144A (NOTES C AND D) - 16.36%
Atlantis One Funding Corporation, 1.07%, Due 9/3/2004 ...................      100,000         99,810
Edison Asset Securitization, 1.11%, Due 7/1/2004 ........................       60,000         60,000
FCAR Owner Trust Series I,
  1.10%, Due 7/2/2004 ...................................................      150,000        149,995
  1.07%, Due 9/2/2004 ...................................................      142,000        141,734
K2 USA LLC, 1.10%, Due 7/12/2004 ........................................       30,000         29,990
Moat Funding LLC, 1.09%, Due 7/6/2004 ...................................       59,150         59,141
Sigma Finance, Incorporated,
  1.10%, Due 7/7/2004 ...................................................       63,700         63,688
  1.09%, Due 7/12/2004 ..................................................       58,700         58,681
Scaldis Capital LLC,
  1.095%, Due 7/9/2004 ..................................................       57,202         57,188
  1.09%, Due 7/14/2004 ..................................................       20,188         20,180
  1.10%, Due 8/23/2004 ..................................................       26,491         26,448
                                                                                           ----------
    TOTAL ASSET-BACKED COMMERCIAL PAPER .................................                     766,855
                                                                                           ----------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
June 30, 2004 (Unaudited)
================================================================================

                                                                                PAR
                                                                               AMOUNT        VALUE
                                                                              --------     ----------
                                                                             (DOLLARS IN THOUSANDS)
VARIABLE RATE MEDIUM-TERM NOTES (NOTE E) - 34.96%
American General Finance Corporation, 1.35%, Due 8/6/2004................     $ 64,770     $   64,782
American Honda Finance Corporation, 144A (Note C),
    1.29%, Due 10/7/2004 ................................................       50,000         50,024
    1.27%, Due 1/13/2005 ................................................       25,000         25,022
    1.30%, Due 2/11/2005 ................................................       10,000         10,010
    1.22%, Due 4/11/2005 ................................................       60,000         60,059
Bank of America Corporation,
    1.21%, Due 7/2/2004 .................................................       52,000         52,000
    1.43%, Due 10/22/2004 ...............................................      130,140        130,269
Bank One, NA, 1.368%, Due 2/8/2005 ......................................       20,000         20,028
Citigroup, Incorporated,
    1.30%, Due 10/22/2004 ...............................................       77,700         77,747
    1.25%, Due 2/7/2005 .................................................      170,965        171,075
Credit Suisse First Boston Corporation, 1.36%, Due 4/5/2005 .............       45,000         45,094
DLJ, Incorporated, 1.679%, Due 2/1/2005 .................................       10,000         10,032
General Electric Capital Corporation, 1.359%, Due 7/18/2005 .............      180,000        180,000
Merrill Lynch & Company, Incorporated,
    1.46%, Due 1/13/2005 ................................................      124,000        124,236
    1.45%, Due 1/18/2005 ................................................       20,000         20,038
    1.429%, Due 2/3/2005 ................................................       10,000         10,017
Morgan Stanley and Company, Incorporated, 1.42%, Due 1/24/2005 ..........      139,000        139,230
PACCAR Financial Corporation, 1.11%, Due 4/15/2005 ......................       35,000         35,004
SLM Corporation, 1.32%, Due 7/26/2004 ...................................       56,670         56,677
Toyota Motor Credit Corporation,
    1.14%, Due 1/14/2005 ................................................       50,000         50,012
    1.18%, Due 2/11/2005 ................................................       50,000         50,011
USA Education, Incorporated, 1.50%, Due 10/25/2004 ......................       78,500         78,586
Wachovia Corporation, 1.56%, Due 8/19/2004 ..............................       28,500         28,518
Wells Fargo and Company, 1.30%, Due 7/15/2005 ...........................      150,000        150,000
                                                                                           ----------
       TOTAL VARIABLE RATE MEDIUM-TERM NOTES ...............................                1,638,471
                                                                                           ----------
TOTAL INVESTMENTS - 99.90% (COST $4,682,286) ............................                   4,682,286
                                                                                           ----------
OTHER ASSETS, NET OF LIABILITIES - 0.10% ................................                       4,535
                                                                                           ----------
TOTAL NET ASSETS - 100% .................................................                  $4,686,821
                                                                                           ==========

--------------

Based on the cost of investments of $4,682,286 for federal income tax purpose at June 30, 2004, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(B) Collateral held at Bank of New York for Banc of America Securities, LLC, 4.50% - 7.00%, Due 3/1/2009 - 6/1/2034, Total Value - $285,600; JP
    Morgan Chase Bank for JP Morgan Chase Securities, 5.00% - 6.50%, Due 2/15/2033 - 6/15/2034, Total Value - $7,366.

(C) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $911,970 or 19.46% of net assets.

(D) Rates associated with money market securities represent discount rate at time of purchase.

(E) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)
================================================================================

                                                                                PAR
                                                                               AMOUNT        VALUE
                                                                              --------     ----------
                                                                             (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE A) - 26.71%
Banc of America Securities, LLC, 1.60%, Due 7/1/2004 ....................     $ 22,887      $ 22,887
JP Morgan Chase Securities, 1.54%, Due 7/1/2004 .........................       50,000        50,000
                                                                                            --------
     TOTAL REPURCHASE AGREEMENTS ........................................                     72,887
                                                                                            --------
U.S. GOVERNMENT AGENCY INSTRUMENTS - 73.27%
Federal Home Loan Bank,
  Discount Note, 1.16%, Due 7/6/2004 (Note B) ...........................        1,000         1,000
  Variable Rate Note, 1.06%, Due 8/11/2004 (Note C) .....................        5,000         5,000
  Discount Note, 1.27%, Due 8/11/2004 (Note B) ..........................          765           764
  Discount Note, 1.28%, Due 8/18/2004 (Note B) ..........................        3,000         2,995
  Discount Note, 1.08%, Due 12/3/2004 (Note B) ..........................        1,082         1,077
  Variable Rate Note, 1.23%, Due 7/26/2005 (Note C) .....................       15,000        14,996
  Variable Rate Note, 1.029%, Due 8/2/2005 (Note C) .....................       15,000        14,997
  Variable Rate Note, 0.993%, Due 10/5/2005 (Note C) ....................        5,000         4,997
Federal Home Loan Mortgage Corporation,
  Discount Note, 1.06%, Due 7/6/2004 (Note B) ...........................        1,713         1,713
  Discount Note, 1.10%, Due 7/6/2004 (Note B) ...........................       15,000        14,998
  Discount Note, 1.12%, Due 7/6/2004 (Note B) ...........................        2,004         2,004
  Discount Note, 1.08%, Due 8/3/2004 (Note B) ...........................        5,000         4,994
  Discount Note, 1.07%, Due 8/10/2004 (Note B) ..........................        1,810         1,808
  Discount Note, 1.27%, Due 8/10/2004 (Note B) ..........................          600           599
  Discount Note, 1.32%, Due 8/10/2004 (Note B) ..........................        2,000         1,997
  Discount Note, 1.07%, Due 8/12/2004 (Note B) ..........................        5,000         4,994
  Discount Note, 1.065%, Due 8/16/2004 (Note B) .........................       10,000         9,986
  Discount Note, 1.40%, Due 8/23/2004 (Note B) ..........................        1,600         1,597
  Discount Note, 1.08%, Due 8/26/2004 (Note B) ..........................        2,740         2,735
  Discount Note, 1.07%, Due 8/31/2004 (Note B) ..........................        2,000         1,996
  Discount Note, 1.08%, Due 8/31/2004 (Note B) ..........................        3,000         2,995
  Discount Note, 1.44%, Due 9/21/2004 (Note B) ..........................        6,500         6,479
  Discount Note, 1.465%, Due 9/21/2004 (Note B) .........................       17,906        17,846
  Discount Note, 1.09%, Due 10/20/2004 (Note B) .........................        1,000           997
  Variable Rate Note, 1.365%, Due 9/9/2005 (Note C) .....................       10,800        10,804
Federal National Mortgage Association,
  Discount Note, 1.06%, Due 7/1/2004 (Note B) ...........................        1,400         1,400
  Discount Note, 1.05%, Due 7/7/2004 (Note B) ...........................        1,400         1,400
  Discount Note, 1.14%, Due 7/7/2004 (Note B) ...........................        5,000         4,999
  Discount Note, 1.20%, Due 7/21/2004 (Note B) ..........................        1,600         1,599
  Discount Note, 1.09%, Due 8/4/2004 (Note B) ...........................        5,000         4,995
  Discount Note, 1.35%, Due 8/4/2004 (Note B) ...........................        2,275         2,272
  Discount Note, 1.06%, Due 8/6/2004 (Note B) ...........................        2,551         2,548
  Discount Note, 1.07%, Due 8/11/2004 (Note B) ..........................        1,240         1,238
  Discount Note, 1.08%, Due 8/11/2004 (Note B) ..........................        1,250         1,248
  Discount Note, 1.28%, Due 8/18/2004 (Note B) ..........................        2,050         2,047
  Discount Note, 1.36%, Due 8/20/2004 (Note B) ..........................        4,300         4,292

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
June 30, 2004 (Unaudited)
================================================================================

                                                                                PAR
                                                                               AMOUNT        VALUE
                                                                              --------     ----------
                                                                             (DOLLARS IN THOUSANDS)
  Discount Note, 1.48%, Due 9/15/2004 (Note B) ..........................     $    400      $    399
  Discount Note, 1.09%, Due 10/1/2004 (Note B) ..........................        5,000         4,986
  Discount Note, 1.07%, Due 11/12/2004 (Note B) .........................        2,944         2,932
  Discount Note, 1.09%, Due 12/10/2004 (Note B) .........................        3,000         2,985
  Discount Note, 1.09%, Due 12/16/2004 (Note B) .........................        1,275         1,269
  Variable Rate Note, 0.98%, Due 10/3/2005 (Note C) .....................       10,000         9,992
  Variable Rate Note, 1.05%, Due 12/9/2005 (Note C) .....................       15,000        14,987
                                                                                            --------
     TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS ...........................                    199,956
                                                                                            --------
TOTAL INVESTMENTS - 99.98% (COST $272,843) ..............................                    272,843
                                                                                            --------
OTHER ASSETS, NET OF LIABILITIES - 0.02% ................................                         55
                                                                                            --------
TOTAL NET ASSETS - 100% .................................................                   $272,898
                                                                                            ========

--------------
Based on the cost of investments of $272,843 for federal income tax purposes at June 30, 2004, there was no unrealized appreciation or depreciation of investments.

(A) Collateral held at Bank of New York for Banc of America Securities, LLC, 5.00%, Due 5/1/2019, Total Value - $23,345; and at JP Morgan Chase Bank for JP Morgan Chase Securities, 5.00% - 6.00%, Due 11/15/2032 - 6/15/2034, Total Value - $51,001.

(B) Rates represent discount rate.

(C) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)
================================================================================

                                                                                                            PAR
                                                                                                           AMOUNT           VALUE
                                                                                                         ----------       ----------
                                                                                                           (DOLLARS IN THOUSANDS)
MUNICIPAL OBLIGATIONS (NOTE A) - 91.16%
COLORADO - 8.31%
Moffat County, Colorado Pollution Control Revenue Bonds, Series 1984
   (Ute Electric Company Project), Bond Insurance - Ambac Assurance Corporation, 1.30%,
   Due 7/1/2010, SPA Societe Generale...............................................................        $3,300          $ 3,300
                                                                                                                            -------
      TOTAL COLORADO................................................................................                          3,300
                                                                                                                            -------
FLORIDA - 4.62%
Alachua County, Florida Housing Financial Authority, Multifamily Housing Revenue Bonds,
   Series 2001 (University Cove Apartment Project), 1.10%, Due 6/15/2034,
   LOC SouthTrust Bank, NA...........................................................................        1,835            1,835
                                                                                                                            -------
      TOTAL FLORIDA..................................................................................                         1,835
                                                                                                                            -------
ILLINOIS - 2.69%
Solid Waste Disposal Facility Revenue Bonds for the County of Lake, Illinois, Series 1996
   (Countryside Landfill Inc. Project), 1.20%, Due 4/1/2021, LOC JP Morgan Chase Bank................        1,070            1,070
                                                                                                                            -------
      TOTAL ILLINOIS.................................................................................                         1,070
                                                                                                                            -------
INDIANA - 4.56%
Fort Wayne, Indiana Industrial Economic Development Revenue Bonds,
   Series 1989 (ND-Tech Corporation Project), 1.10%, Due 7/1/2009, LOC Societe Generale..............        1,000            1,000
City of Garrett, Indiana, Variable Rate Economic Development Revenue Bonds,
   Series 1991 (Group Dekko Int'l Project), 1.13%, Due 12/1/2011, LOC Bank One.......................          810              810
                                                                                                                            -------
      TOTAL INDIANA..................................................................................                         1,810
                                                                                                                            -------
KENTUCKY - 5.54%
Carroll County, Kentucky Solid Waste Disposal Revenue Bonds, Series 2001
   (North American Stainless, L.P.), 1.11%, Due 5/1/2031, LOC Fifth Third Bank.......................        1,100            1,100
County of Breckinridge Kentucky, Kentucky Association of Counties Leasing Trust,
   Lease Program Revenue Bonds, Series 2001, 1.06%, Due 2/1/2031, LOC Fifth Third Bank...............        1,100            1,100
                                                                                                                            -------
      TOTAL KENTUCKY.................................................................................                         2,200
                                                                                                                            -------
LOUISIANA - 4.00%
Calcasieu Parish Public Trust Authority, Waste Disposal Revenue Bonds, Series 1997
   (WPT Corporation Project), 1.10%, Due 12/1/2027, LOC JP Morgan Chase Bank.........................        1,589            1,589
                                                                                                                            -------
      TOTAL LOUISIANA ...............................................................................                         1,589
                                                                                                                            -------
MARYLAND - 3.52%
Montgomery County, Maryland Variable Rate Housing Revenue Bonds, Series 1997,
   Issue I (The Grand), 1.06%, Due 6/1/2030, LOC Federal National Mortgage Association...............        1,400            1,400
                                                                                                                            -------
      TOTAL MARYLAND.................................................................................                         1,400
                                                                                                                            -------
MICHIGAN - 10.55%
City of Detroit Michigan Sewage Disposal Revenue Bonds, Series 1998B, 0.98%, Due 7/1/2023,
   LOC MBIA/Morgan Guaranty..........................................................................           10               10
Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, Series XII-X,
   Bond Insurance - Ambac Assurance Corporation, 1.10%, Due 9/1/2031, SPA Lloyds TSB.................        1,000            1,000
Michigan State Hospital Finance Authority, Hospital Equipment Loan Program Bonds,
   Series A, 1.06%, Due 12/1/2023, LOC National City Bank NA.........................................        1,300            1,300
Michigan State Housing Development Authority Variable Rate Limited Obligation Multifamily
   Housing Revenue Refunding Bonds, 1.08%, Due 6/1/2018, LOC Bank of New York........................        1,880            1,880
                                                                                                                            -------
      TOTAL MICHIGAN.................................................................................                         4,190
                                                                                                                            -------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
June 30, 2004 (Unaudited)
================================================================================

                                                                                                            PAR
                                                                                                           AMOUNT           VALUE
                                                                                                         ----------       ----------
                                                                                                           (DOLLARS IN THOUSANDS)
NEW YORK - 4.53%
New York City Municipal Water Finance Authority, Water and Sewer Revenue Bonds,
   Series 1993C Adjustable Rate Fiscal Bonds, 1.06%, Due 6/15/2022,
   LOC Financial Guaranty Insurance Company..........................................................       $1,800          $ 1,800
                                                                                                                            -------
      TOTAL NEW YORK.................................................................................                         1,800
                                                                                                                            -------
OHIO - 4.28%
Ohio Water Development Authority, Environmental Improvement Revenue Bonds,
   Series 2000B (Waste Management, Incorporated, Project), 1.18%, Due 7/1/2020,
   LOC Fleet National Bank...........................................................................        1,700            1,700
                                                                                                                            -------
      TOTAL OHIO.....................................................................................                         1,700
                                                                                                                            -------
OKLAHOMA - 6.04%
Claremore Industrial and Redevelopment Authority, Development Revenue Bonds,
   Series 2001 (Whirlwind Steel Buildings, Inc. Project), 1.13%, Due 9/1/2019,
   LOC JP Morgan Chase Bank..........................................................................        2,400            2,400
                                                                                                                            -------
      TOTAL OKLAHOMA.................................................................................                         2,400
                                                                                                                            -------
PENNSYLVANIA - 10.78%
Berks County Industrial Development Authority Manufacturing Facilities Revenue Bonds,
   Series 1995 (Grafika Commerial Printing Inc.), 1.19%, Due 9/1/2010,
   LOC First Union National Bank.....................................................................        1,265            1,265
Chartiers Valley, Pennsylvania Industrial and Commercial Development Authority
   Commercial Development Bonds (William Penn Plaza Project), 1.10%, Due 12/1/2016,
   LOC PNC Bank, NA..................................................................................        1,000            1,000
Indiana County Pennsylvania Industrial Development Authority,
   Pollution Control Revenue Bonds, Series A (Exelon Generation), 1.06%, Due 6/1/2027,
   LOC Bank One......................................................................................        2,015            2,015
                                                                                                                            -------
      TOTAL PENNSYLVANIA.............................................................................                         4,280
                                                                                                                            -------
TEXAS - 18.84%
Brazos Harbor Industrial Development Corporation Solid Waste Disposal Revenue Bonds,
   Series 2002 (Republic Waste Services of Texas, Ltd. Project), 1.15%, Due 12/1/2024,
   LOC Bank of America Corporation...................................................................        2,500            2,500
City of Midlothian Texas Industrial Development Corporation, Environmental Facilities
   Revenue Bonds, Series 1999 (Holnam Texas Limited Partnership Project) 1.08%,
   Due 9/1/2031, LOC Bank One........................................................................        1,200            1,200
Gulf Coast Waste Disposal Authority (Texas), Enviromental Facilities Revenue Bonds,
   Series 2002 (Waste Corporation of Texas, L.P. Project), 1.10%, Due 9/1/2022,
   LOC - Wells Fargo Texas...........................................................................        2,780            2,780
State of Texas Tax Revenue Anticipation Notes, 2.00%, Due 8/31/2004..................................        1,000            1,001
                                                                                                                            -------
      TOTAL TEXAS....................................................................................                         7,481
                                                                                                                            -------
UTAH - 2.90%
Morgan County, Utah Solid Waste Disposal Revenue Bonds, Series 1996
    (Holman, Inc. Project), 1.23%, Due 8/1/2031, LOC Wachovia Bank, NA..............................         1,150            1,150
                                                                                                                            -------
        TOTAL UTAH..................................................................................                          1,150
                                                                                                                            -------
        TOTAL MUNICIPAL OBLIGATIONS.................................................................                         36,205
                                                                                                                            -------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
June 30, 2004 (Unaudited)
================================================================================

                                                                                                           SHARES           VALUE
                                                                                                         ----------       ----------
                                                                                                            (DOLLARS IN THOUSANDS)
OTHER INVESTMENTS - 2.58%
Dreyfus Municipal Cash Management Plus...............................................................       5,254           $     5
Federated Municipal Obligations Fund.................................................................      25,808                26
BlackRock Provident MuniCash Fund....................................................................     994,677               995
                                                                                                                            -------
      TOTAL OTHER INVESTMENTS........................................................................                         1,026
                                                                                                                            -------
TOTAL INVESTMENTS - 93.74% (COST $37,231)............................................................                        37,231
                                                                                                                            -------
OTHER ASSETS, NET OF LIABILITIES - 6.26%.............................................................                         2,488
                                                                                                                            -------
TOTAL NET ASSETS - 100%..............................................................................                       $39,719
                                                                                                                            =======

-------------------------

Based on the cost of investments of $37,231 for federal income tax purposes at June 30, 2004, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)
================================================================================

                                                                                                  U.S. GOVERNMENT         MUNICIPAL
                                                                               MONEY MARKET         MONEY MARKET        MONEY MARKET
                                                                               ============       ===============       ============
                                                                                                   (IN THOUSANDS)
ASSETS:
   Investments in securities at value (cost - $4,395,066;
      $199,956; $37,231, respectively).....................................     $4,395,066            $199,956              $37,231
   Repurchase agreements (cost - $287,220; $72,887;
      $0, respectively)....................................................        287,220              72,887                    -
   Receivable for investments sold.........................................              -                   -                2,425
   Dividends and interest receivable.......................................          5,513                  81                   71
                                                                                ----------            --------              -------
         TOTAL ASSETS......................................................      4,687,799             272,924               39,727
                                                                                ----------            --------              -------
LIABILITIES:
   Management and investment advisory fees payable (Note 2)................            452                  21                    5
   Other liabilities.......................................................            526                   5                    3
                                                                                ----------            --------              -------
         TOTAL LIABILITIES.................................................            978                  26                    8
                                                                                ----------            --------              -------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS...................     $4,686,821            $272,898              $39,719
                                                                                ==========            ========              =======

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2004 (Unaudited)
================================================================================

                                                                                                  U.S. GOVERNMENT         MUNICIPAL
                                                                               MONEY MARKET         MONEY MARKET        MONEY MARKET
                                                                               ============       ===============       ============
                                                                                                   (IN THOUSANDS)
INVESTMENT INCOME:
        Interest income....................................................       $33,999             $1,321                $238
                                                                                  -------             ------                ----
             TOTAL INVESTMENT INCOME.......................................        33,999              1,321                 238
                                                                                  -------             ------                ----
EXPENSES:
        Management and investment advisory fees (Note 2)...................         3,021                122                  22
        Custodian fees.....................................................           212                  9                   1
        Professional fees..................................................            52                  3                   1
        Other expenses.....................................................            82                  6                   1
                                                                                  -------             ------                ----
             TOTAL EXPENSES................................................         3,367                140                  25
                                                                                  -------             ------                ----
NET INVESTMENT INCOME......................................................        30,632              1,181                 213
                                                                                  -------             ------                ----
REALIZED GAIN ON INVESTMENTS:
        Net realized gain on investments...................................           149                 11                   -
                                                                                  -------             ------                ----
             NET GAIN ON INVESTMENTS.......................................           149                 11                   -
                                                                                  -------             ------                ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................       $30,781             $1,192                $213
                                                                                  =======             ======                ====

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                   U.S. GOVERNMENT                MUNICIPAL
                                                        MONEY MARKET                 MONEY MARKET                MONEY MARKET
                                                ===========================    =========================   =========================
                                                 SIX MONTHS                    SIX MONTHS                  SIX MONTHS
                                                   ENDED                         ENDED                       ENDED
                                                  JUNE 30,      YEAR ENDED      JUNE 30,     YEAR ENDED     JUNE 30,     YEAR ENDED
                                                    2004        DECEMBER 31,      2004       DECEMBER 31,     2004      DECEMBER 31,
                                                (UNAUDITED)        2003        (UNAUDITED)      2003       (UNAUDITED)      2003
                                                -----------     -----------    -----------   -----------    ----------  ------------
                                                                                   (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income .....................   $     30,632    $     52,671    $   1,181     $     3,099    $    213    $     496
  Net realized gain on investments ..........            149              42           11               9           -            -
                                                ------------    ------------    ---------     -----------    --------    ---------
     TOTAL INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS ......................         30,781          52,713        1,192           3,108         213          496
                                                ------------    ------------    ---------     -----------    --------    ---------
TRANSACTIONS IN INVESTORS' BENEFICIAL
 INTERESTS:
  Contributions .............................     35,896,494      55,478,689      540,219       1,085,963      41,273       81,957
  Withdrawals ...............................    (36,190,071)    (57,817,456)    (503,583)     (1,324,638)    (41,554)    (154,776)
                                                ------------    ------------    ---------     -----------    --------    ---------
     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM TRANSACTIONS IN
       INVESTORS' BENEFICIAL INTERESTS ......       (293,577)     (2,338,767)      36,636        (238,675)       (281)     (72,819)
                                                ------------    ------------    ---------     -----------    --------    ---------
     NET INCREASE (DECREASE) IN NET ASSETS ..       (262,796)     (2,286,054)      37,828        (235,567)        (68)     (72,323)
                                                ------------    ------------    ---------     -----------    --------    ---------
NET ASSETS:
  Beginning of period .......................      4,949,617       7,235,671      235,070         470,637      39,787      112,110
                                                ------------    ------------    ---------     -----------    --------    ---------
  END OF PERIOD .............................   $  4,686,821    $  4,949,617    $ 272,898     $   235,070    $ 39,719    $  39,787
                                                ============    ============    =========     ===========    ========    =========

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
FINANCIAL HIGHLIGHTS
================================================================================

                                         ==========================================================================================
                                                                                 MONEY MARKET
                                         ==========================================================================================
                                          SIX MONTHS                                                    TWO MONTHS
                                            ENDED                   YEAR ENDED DECEMBER 31,                ENDED        YEAR ENDED
                                           JUNE 30,      ===========================================    DECEMBER 31,    OCTOBER 31,
                                             2004          2003        2002        2001       2000         1999            1999
                                         -----------     -------     -------     -------     -------    ------------    -----------
                                         (UNAUDITED)
Total return .........................      0.51%(A)      1.13%       1.81%       4.30%         N/A          N/A             N/A
Ratios to average net assets
 (annualized):
  Expenses ...........................      0.11%         0.11%       0.11%       0.11%       0.11%        0.11%           0.11%
  Net investment income ..............      1.01%         1.14%       1.81%       3.95%       6.40%        5.77%           5.11%

--------------------

(A) Not annualized.

--------------------------------------------------------------------------------

==========================================================================================
                               U.S. GOVERNMENT MONEY MARKET
==========================================================================================
 SIX MONTHS                                                    TWO MONTHS
   ENDED                   YEAR ENDED DECEMBER 31,                ENDED        YEAR ENDED
  JUNE 30,      ===========================================    DECEMBER 31,    OCTOBER 31,
    2004          2003        2002        2001       2000         1999            1999
-----------     -------     -------     -------     -------    ------------    -----------
(UNAUDITED)
  0.49%(A)       1.11%       1.74%       4.24%         N/A          N/A             N/A

  0.11%          0.12%       0.12%       0.11%       0.13%        0.12%           0.12%
  0.97%          1.13%       1.71%       3.99%       6.27%        5.67%           4.89%

==========================================================================================
                                  MUNICIPAL MONEY MARKET
==========================================================================================
 SIX MONTHS                                                    TWO MONTHS
   ENDED                   YEAR ENDED DECEMBER 31,                ENDED        YEAR ENDED
  JUNE 30,      ===========================================    DECEMBER 31,    OCTOBER 31,
    2004          2003        2002        2001       2000         1999            1999
-----------     -------     -------     -------     -------    ------------    -----------
(UNAUDITED)
  0.49%(A)       1.08%       1.39%       2.71%         N/A          N/A             N/A

  0.11%          0.12%       0.12%       0.13%       0.13%        0.14%           0.15%
  0.95%          1.05%       1.39%       2.71%       4.05%        3.69%           3.13%

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)
================================================================================

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, AMR Investment Services U.S. Government Money Market Portfolio and AMR Investment Services Municipal Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

    AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

    The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

    Securities of the Portfolios are valued at fair value, which approximates amortized cost. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

  Security Transactions and Investment Income

    Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Federal Income and Excise Taxes

    The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

  Repurchase Agreements

    Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
June 30, 2004 (Unaudited)
================================================================================

  Use of Estimates

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

  Other

    In the normal course of business, the Portfolios enter into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Portfolios' maximum exposure under these arrangements is dependent on claims that may be made in the future-and, therefore, cannot be estimated. The Portfolios have had no prior claims or losses pursuant to any such agreement.

2.  TRANSACTIONS WITH AFFILIATES

  Management Agreement

    The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios 0.10% of the average daily net assets of each of the Portfolios.

  Other

    Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. In addition, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended. For the six months ended June 30, 2004, the cost of air transportation was not material to any of the Funds.

--------------------------------------------------------------------------------

                               [GRAPHIC OF EAGLE]

--------------------------------------------------------------------------------

                               [GRAPHIC OF EAGLE]

--------------------------------------------------------------------------------

                               [GRAPHIC OF EAGLE]

--------------------------------------------------------------------------------

                      [LOGO OF AMERICAN AADVANTAGE FUNDS]
                                    AMERICAN
                              AADVANTAGE FUNDS(R)
--------------------------------------------------------------------------------

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report, and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. They will begin sending you individual copies thirty days after receiving your request.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:

       [GRAPHIC OF KEYBOARD]                     [GRAPHIC OF MOUSE]
             BY E-MAIL:                            ON THE INTERNET:

   American_AAdvantage.Funds@aa.com      Visit our website at www.aafunds.com

--------------------------------------------------------------------------------

             [GRAPHIC OF TELEPHONE]                                        [GRAPHIC OF MAILBOX]
                  BY TELEPHONE:                                                  BY MAIL:

Cash Management Class       PlanAhead Class(R)           Cash Management Class
 Institutional Class        ------------------            Institutional Class
 -------------------       Call (800) 388-3344             Platinum Class(SM)                PlanAhead Class(R)
 Call (800) 658-5811                                       ------------------                ------------------
                                                        American AAdvantage Funds         American AAdvantage Funds
  Platinum Class(SM)                                 4151 Amon Carter Blvd., MD 2450           P.O. Box 219643
  ------------------                                      Fort Worth, TX 76155            Kansas City, MO 64121-9643
 Call (800) 967-9009

FUND SERVICE PROVIDERS:

CUSTODIAN                       TRANSFER AGENT                       INDEPENDENT AUDITORS     DISTRIBUTOR
STATE STREET BANK AND TRUST     BOSTON FINANCIAL DATA SERVICES       ERNST & YOUNG LLP        SWS FINANCIAL SERVICES
Boston, Massachusetts           Kansas City, Missouri                Chicago, Illinois        Dallas, Texas

This report is prepared for shareholders of the American AAdvantage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. PlanAhead Class and American AAdvantage Money Market Fund are registered service marks of AMR Investment Services, Inc. Platinum Class, American AAdvantage U.S. Government Money Market Fund, and American AAdvantage Municipal Money Market Fund are service marks of AMR Investment Services, Inc.

--------------------------------------------------------------------------------

                          [GRAPHIC OF GLOBE]

                                                                          531394

                       [LOGO OF AMERICAN AADVANTAGE FUNDS]
                          AMERICAN AADVANTAGE FUNDS(R)

-----------------------------------[GRAPHIC]------------------------------------

                               SEMI-ANNUAL REPORT
                                JUNE 30, 2004

                                    [GRAPHIC]

                 TREASURY INFLATION PROTECTED SECURITIES FUND


                           MANAGED BY AMR INVESTMENTS

AMERICAN AADVANTAGE TREASURY INFLATION PROTECTED SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES  June 30, 2004 (Unaudited)
================================================================================
(in thousands, except share and per share amounts)

ASSETS:
   Cash...................    $     1
                              -------
TOTAL ASSETS..............          1
                              -------
NET ASSETS................    $     1
                              =======
ANALYSIS OF NET ASSETS:
   Paid-in-capital........          1
                              -------
NET ASSETS................    $     1
                              =======
Shares outstanding (no par value):
   Institutional Class....        100
                              =======
Net asset value, offering and
 redemption price per share:
   Institutional Class....    $ 10.00
                              =======

                             See accompanying notes

AMERICAN AADVANTAGE TREASURY INFLATION PROTECTED SECURITIES FUND
STATEMENT OF OPERATIONS  One Day Ended June 30, 2004 (Unaudited)
================================================================================
(in thousands)

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS...................    $  --
                                         =====

                             See accompanying notes

AMERICAN AADVANTAGE TREASURY INFLATION PROTECTED SECURITIES FUND
STATEMENT OF CHANGES IN NET ASSETS
================================================================================
(in thousands)

                                                      ONE DAY ENDED
                                                      JUNE 30, 2004
                                                      -------------
                                                       (UNAUDITED)
INCREASE IN NET ASSETS:
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares...................   $          1
                                                      -------------
        NET INCREASE IN NET ASSETS FROM
           CAPITAL SHARE TRANSACTIONS..............              1
                                                      -------------
NET INCREASE IN NET ASSETS.........................              1
                                                      -------------
NET ASSETS:
   Beginning of period.............................             --
                                                      -------------
   END OF PERIOD...................................   $          1
                                                      =============

                             See accompanying notes

AMERICAN AADVANTAGE TREASURY INFLATION PROTECTED SECURITIES FUND
FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)
================================================================================

                                         ONE DAY ENDED
                                         JUNE 30, 2004 (A)
                                         -------------
                                          (UNAUDITED)
Net asset value, beginning of period..   $       10.00
                                         -------------
   Net investment income..............              --(B)
   Less dividends from net investment
      income..........................              --(B)
                                         -------------
Net asset value, end of period........   $       10.00
                                         =============
Total return..........................             N/A
                                         =============
Ratios and supplemental data:
   Net assets, end of period
      (in thousands)..................   $           1
   Ratios to average net assets
     (annualized):
      Expenses                                   0.00%
      Net investment income                      0.00%
      Decrease reflected in above
         expense ratio due to
         absorption of expenses by
         the Manager..................        3952.80%

A The American AAdvantage Treasury Inflation Protected Securities Fund
  commenced active operations on June 30, 2004.
B Amount is less than $0.01 per share.

AMERICAN AADVANTAGE TREASURY INFLATION PROTECTED SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS   June 30, 2004 (Unaudited)
================================================================================
Note 1-Organization and Significant Accounting Policies
Organization
American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company. The American AAdvantage Treasury Inflation Protected Securities Fund (the "Fund") is a series of the Trust and commenced active operations on June 30, 2004.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

The following is a summary of the significant accounting policies followed by the Fund.

Security Valuation
Net asset value per share is calculated as of the close of business on the New York Stock Exchange, normally 4:00 pm Eastern Time.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method.

Securities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are valued at fair value, as determined in good faith and pursuant to procedures approved by the Board.

Security Transactions and Investment Income
Security transactions are recorded on the trade date of the security purchase or sale.

Dividend income is recorded on the ex-dividend date. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders
The Fund generally declares dividends from net investment income daily, payable monthly. Distributions, if any, of net realized capital gains are generally paid annually and recorded on the ex-dividend date.

Federal Income and Excise Taxes
It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results may differ from those estimated.

Other
In the normal course of business, the Fund enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Fund's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Fund has had no prior claims or losses pursuant to any such agreement.

Note 2-Transactions with Affiliates
Management Agreement
The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory, fund management and securities lending services. Investment assets of the Fund are managed by multiple investment advisers which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.10% of the average daily net assets plus amounts paid by the Manager to the investment advisers hired by the Manager to direct investment activities of the Fund.

Administrative Services Agreement
The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of .10% of the average daily net assets of the Fund.

Investment in Affiliated Funds
The Fund may invest in the American AAdvantage Money Market Select Fund (the "Select Fund"). Cash collateral received by the Fund in connection with securities lending may be invested in the Select Fund and the AMR Investments Enhanced Cash Business Trust (collectively, the "Affiliated Funds"). The Manager serves as Trustee and investment adviser to the Affiliated Funds and receives from the Affiliated Funds an annualized fee equal to 0.10% of the average daily net assets.

Other
Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. In addition, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended. For the one day ended June 30, 2004, the cost of air transportation was not material to the Fund.

Note 3-Capital Share Transactions
The table below summarizes the activity in capital shares:


  FOR THE ONE DAY ENDED
JUNE 30, 2004 (UNAUDITED)
-------------------------
                             SHARES    AMOUNT
                            --------  --------
Sold....................         100   $ 1,000
Reinvested..............          --        --
Redeemed................          --        --
                            --------  --------
Net increase............         100   $ 1,000
                            ========  ========

                                       6

                        [AMERICAN AADVANTAGE FUNDS LOGO]

---------------------------------------o---------------------------------------


                               SEMI-ANNUAL REPORT

                                 June 30, 2004


                                   [GRAPHIC]


                                                                 INDEX FUNDS

                                                              S&P 500 INDEX FUND
                                                            SMALL CAP INDEX FUND
                                                 INTERNATIONAL EQUITY INDEX FUND



                           MANAGED BY AMR INVESTMENTS

                                 [AA EAGLE]

About AMR Investments
--------------------------------

AMR Investments is an
experienced provider of
investment advisory services to
institutional and retail
markets. We act as manager of
the American AAdvantage Funds, a
family of diversified mutual
funds, and offer customized
fixed income portfolio
management services.

Our clients include defined
benefit plans, defined
contribution plans, foundations,
endowments, corporations, and
other institutional investors.

AMR Investments is a wholly
owned subsidiary of AMR
Corporation. Incorporated in
1986, we are directly
responsible for the investment
management and oversight of AMR
Corporation's defined benefit
and defined contribution plans,
as well as its fixed income
investments.

Any opinions herein, including forecasts, reflect our judgement as of the end of the reporting period and are subject to change. Each adviser's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, AMR Investment Services, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

                                    Contents
                                    --------------------------------------------
                                    President's Message.....................   1
                                    Performance Overviews...................   4
                                    American AAdvantage Funds
                                       Statements of Assets and
                                          Liabilities.......................   8
                                       Statements of Operations.............   9
                                       Statements of Changes in Net Assets..  10
                                       Notes to Financial Statements........  11
                                       Financial Highlights.................  15
                                    State Street Equity 500 Index Portfolio
                                       Portfolio of Investments.............  19
                                       Statement of Assets and Liabilities..  25
                                       Statement of Operations..............  26
                                       Statements of Changes in Net Assets..  27
                                       Financial Highlights.................  28
                                       Notes to Financial Statements........  29
                                    Master Small Cap Index Series
                                       Schedule of Investments..............  32
                                       Statement of Assets and Liabilities..  63
                                       Statement of Operations..............  64
                                       Statements of Changes in Net Assets..  65
                                       Financial Highlights.................  66
                                       Notes to Financial Statements........  67
                                    Master International Index Series
                                       Schedule of Investments..............  71
                                       Statement of Assets and Liabilities..  95
                                       Statement of Operations..............  96
                                       Statements of Changes in Net Assets..  97
                                       Financial Highlights.................  98
                                       Notes to Financial Statements........  99
                                    Additional Information.....Inside Back Cover

American AAdvantage Funds                                          June 30, 2004

                                                            [BILL QUINN PICTURE]

FELLOW SHAREHOLDERS:

I am pleased to present you with the Semi-Annual Report for the index series of the American AAdvantage Funds for the six months ended June 30, 2004.

     During the first half of 2004, investors were greeted by good economic news such as strong earnings growth, a surge in job figures, and a growing US economy. They also remained cautious about inflation, the situation in Iraq, and additional threats of terrorism. The major market indices reflected this with modest returns for the six-month period. The S&P 500 Index increased by 3.44%, the EAFE Index returned 4.56%, while the Dow Jones Industrial Average grew by just 0.81% for the six-months ended June 30, 2004.

     During the period, the Institutional Class of the American AAdvantage S&P 500 Index Fund posted an increase of 3.42%, the American AAdvantage Small Cap Index Fund was up 6.57%, and the American AAdvantage International Equity Index Fund returned 4.62%.

     For those investors seeking to reflect market returns in their portfolios, the index series of the American AAdvantage Funds continue to pursue their objective to replicate the returns, before expenses, of each Fund's corresponding Index.

     Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.aafunds.com. Thank you for your continued confidence in the American AAdvantage Funds.

                                            Sincerely,

                                            -s- WILLIAM F. QUINN
                                            William F. Quinn, President
                                            American AAdvantage Funds

                             (AMERICAN EAGLE LOGO)

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

                             DOMESTIC MARKET UPDATE

Through the first six months of 2004, the S&P 500 Index posted a return of 3.44%. March and April were the only two months that generated negative returns. Despite a lackluster second quarter return of 0.47%, small capitalization stocks maintained their out performance of large and mid caps. The Russell 2000(R) Index, a popular measure of the small cap segment of the market, posted a 6.76% return through June 2004. The S&P Midcap Index also posted a healthy return of 6.09% for the first six months. Large cap growth stocks performed better in the second quarter than large cap value. However, after the first six months, the large cap growth sector still lagged its value counterpart as the Russell 1000(R) Value Index returned 3.94% for the first half of the year and the Russell 1000 Growth Index generated a return of 2.74%.

Consistent themes have weighed on the equity markets in 2004. Instability in Iraq, higher oil prices and the prospect of increased interest rates by the Fed all contributed to a cautious market. The Fed took the long anticipated action on June 30 of raising rates by 0.25%. Although rates remained at historical lows, the markets remained subdued as many expect more increases to follow as the Federal Reserve tries to keep inflation in check. By the end of April most equity markets were posting losses, while at April 30, the S&P 500 Index return year to date was a mere 0.10%. A strong showing in May and June as the economy's outlook brightened helped equities end in positive territory.

                          INTERNATIONAL MARKET UPDATE

The first half of 2004 showed flat to positive returns for the global equity markets influenced mainly by indecisive global investors. This behavior stemmed from continued political tension in the U.S., violence in Iraq, record high oil prices, and improving economic data over the quarter. European markets showed unimpressive returns with the FTSE 100 closing at 4,464.10, returning -0.29% in Sterling and the MSCI World Index up 2.53% in US dollars with a closing level of 1,062.51. While the Euro gradually lost strength, returning -3.54% for the first half of the year, the Asian economy gained financial power represented by the Japanese Yen up 1.81% compared to the USD for the six-month period.

Real growth is anticipated to reach five-year highs and equity markets are expected to outperform cash and bonds for the rest of the year. Politics will be the main driver of future performance of international markets as the Iraqi hand-over took place at the end of June at the same time as the European Union and Canadian parliamentary elections. The U.S. Presidential campaigns will also affect global markets moving closer to the election date, as will the Federal Reserve's accommodative monetary policy.

S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. "Standard and Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P500(R)" and "500" are all trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company.

Russell 2000 Index, Russel 1000 Value Index and Russell 1000 Growth Index are service marks of the Frank Russell Company.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE S&P 500 INDEX FUND+
--------------------------------------------------------------------------------

     For the six months ended June 30, 2004, the total return of the Institutional Class of the American AAdvantage S&P 500 Index Fund was 3.4%. The Fund performed in line with the S&P 500 Index return of 3.4% and exceeded the Lipper S&P 500 Objective Funds Index return of 3.3%.

                                 ANNUALIZED TOTAL RETURNS
                           -------------------------------------
                                   PERIODS ENDED 6/30/04
                           -------------------------------------
                                                        SINCE
                                                      INCEPTION
                           1 YEAR   3 YEAR   5 YEAR   (12/31/96)
                           ------   ------   ------   ----------
Institutional Class(1)...  18.89%   -0.93%   -2.39%     7.37%
PlanAhead Class(1,2).....  18.32%   -1.39%   -2.78%     7.02%
Lipper S&P 500 Index.....  18.71%   -1.01%   -2.49%     7.23%
S&P 500 Index............  19.11%   -0.69%   -2.21%     7.53%

1.  Past performance is not indicative of future performance.
    The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2. Fund performance for the since inception period represents the total returns achieved by the Institutional Class from 12/31/96 up to 3/2/98, the inception date of the PlanAhead Class, and the returns of the PlanAhead Class since its inception. Expenses of the PlanAhead Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the PlanAhead Class been in existence since 12/31/96.

     All ten sectors of the S&P 500 Index (the "Index") had positive returns year-to-date. Not surprisingly, rising oil prices helped make Energy the top-performing sector, gaining 13.1%. Industrials, led by GE, also performed very well and finished the period up 7.4%. Consumer Staples ranked third with a return of 6.1% for the period. Information Technology was the weakest performing sector for the six months, rising only 0.45%.

     The top contributors to the Index's return for the six-month period ended June 30, 2004 were Exxon Mobil (up 9.6%), General Electric (up 5.8%) and Yahoo (up 61.6%). The largest detractors for the first half of 2004 were Intel (down 13.6%), Viacom (down 19.2%) and Comcast (down 14.3%).

     As of June 30, 2004, the Fund's largest sector weightings were Financial Services (20.3% of assets), Information Technology (16.6% of assets), and Health Care (13.3% of assets), consistent with the top sector weightings in the Index.

     The investment manager continues to utilize a replication strategy, owning all 500 names in the S&P 500 Index. Therefore the Fund is expected to continue to meet its objective of closely tracking, before expenses, the return of its benchmark, the S&P 500 Index.

TOP TEN HOLDINGS

                                              % OF EQUITIES*
                                              --------------
General Electric Co.                               3.2%
Microsoft Corp.                                    2.9%
Exxon Mobil Corp.                                  2.7%
Pfizer, Inc.                                       2.5%
Citigroup, Inc.                                    2.3%
Wal Mart Stores, Inc.                              2.1%
American Int'l Group, Inc.                         1.8%
Intel Corp.                                        1.7%
Bank of America Corp.                              1.6%
Johnson & Johnson Co.                              1.6%

EQUITY SECTOR ALLOCATION

                                              % OF EQUITIES*
                                              --------------
Financials                                        20.3%
Information Technology                            16.6%
Consumer Discretionary                            13.3%
Health Care                                       13.3%
Industrials                                       12.1%
Consumer Staples                                   8.8%
Energy                                             6.4%
Telecommunication Services                         3.4%
Materials                                          3.0%
Utilities                                          2.8%

*   Percent of equity portion of State Street Equity 500 Index
    Portfolio

+ The S&P 500 Index Fund is not sponsored, sold or promoted by Standard &
  Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in this fund.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE SMALL CAP INDEX FUND(SM)
--------------------------------------------------------------------------------

     For the six months ended June 30, 2004, the total return of the Institutional Class of the American AAdvantage Small Cap Index Fund was 6.6%. The Fund's performance tracked closely to the Russell 2000(R) Index return of 6.8%, and lagged the Lipper Small-Cap Core Funds Index return of 7.8%.

                                       ANNUALIZED TOTAL RETURNS
                                      ---------------------------
                                         PERIODS ENDED 6/30/04
                                      ---------------------------
                                                          SINCE
                                                        INCEPTION
                                      1 YEAR   3 YEAR   (7/31/00)
                                      ------   ------   ---------
Institutional Class(1)..............  32.90%   6.18%      5.64%
Lipper Small-Cap Core Index.........  32.79%   7.21%      7.66%
Russell 2000 Index..................  33.37%   6.24%      5.77%

1   Past performance is not indicative of future performance.
    The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

     Of the 12 Russell 2000 Index ("Index") sectors, 11 posted positive returns for the six-month period. The top-performing sector was Other Energy, returning an impressive 25.1%, followed by Integrated Oils and Other (which includes many conglomerates), up 22.7% and 19.3%, respectively. The worst-performing sector for the six-month period was Technology, with a return of -4.9%, followed by Financial Services, up 4.6%, and Utilities, up 5.1%.

     As of June 30, 2004, the Fund's largest sector weightings were Financial Services (22.6% of assets), Consumer Discretionary (18.5% of assets), Technology (13.6% of assets) and Health Care (12.6% of assets), consistent with the top sector weightings in the Index.

     The top Index performers for the first half of the year were Midway Games, Inc. (up 197%), PalmOne, Inc. (up 196%), W.R. Grace & Co. (up 141%) and Coldwater Creek, Inc. (also up 141%). The bottom individual Index performers were Oneida Ltd. (down 85%), Horizon Offshore, Inc. (down 81%) and aaiPharma, Inc. (down 79%).

     The Fund will continue to strive to meet its objective of closely replicating, before expenses, the return of its benchmark, the Russell 2000 Index.

TOP TEN HOLDINGS

                                              % OF EQUITIES*
                                              --------------
Techne Corp.                                      0.18%
Corn Products Int'l Inc.                          0.18%
Tesoro Petroleum Corp.                            0.18%
The Toro Co.                                      0.18%
Kennametal, Inc.                                  0.17%
Calpine Corp.                                     0.17%
CarrAmerica Realty Corp.                          0.17%
AmerUs Group Co.                                  0.17%
Hyperion Solutions Corp.                          0.17%
York International Corp.                          0.17%

EQUITY SECTOR ALLOCATION

                                              % OF EQUITIES*
                                              --------------
Financial Services                                22.6%
Consumer Discretionary                            18.5%
Technology                                        13.6%
Health Care                                       12.6%
Materials & Processing                             9.4%
Producer Durables                                  8.0%
Other Energy                                       4.4%
Autos and Transportation                           4.4%
Utilities                                          4.0%
Consumer Staples                                   2.0%
Other                                              0.4%
Integrated Oils                                    0.1%

*   Percent of equity portion of Master Small Cap Index Series

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE INTERNATIONAL EQUITY INDEX FUND(SM)
--------------------------------------------------------------------------------

     For the six months ended June 30, 2004, the Institutional Class of the American AAdvantage International Equity Index Fund posted a total return of 4.6%, closely tracking the MSCI EAFE Index return of 4.6% and outperforming the Lipper International Funds Index return of 3.9%.

                                       ANNUALIZED TOTAL RETURNS
                                      ---------------------------
                                         PERIODS ENDED 6/30/04
                                      ---------------------------
                                                          SINCE
                                                        INCEPTION
                                      1 YEAR   3 YEAR   (7/31/00)
                                      ------   ------   ---------
Institutional Class(1)..............  32.20%   3.79%     -3.01%
Lipper Int'l. Funds Index...........  29.38%   3.92%     -2.59%
EAFE Index(2).......................  32.37%   3.93%     -2.79%

1.  Past performance is not indicative of future performance.
    The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2. Performance is that of the MSCI EAFE Index through 9/30/01, the MSCI Provisional EAFE Index from 10/1/01 through 5/31/02, and the MSCI EAFE Index thereafter.

     Of the 21 countries in the MSCI EAFE Index ("EAFE"), 18 posted positive returns for the six-month period. The top performer was Austria, up 24.7%, followed by Norway and Ireland, with respective returns of 16.6% and 13.8%, all in U.S. dollars. The worst performers for the first two quarters were Finland, Germany, and the Netherlands with respective returns of -7.4%, -0.9%, and -0.7%.

     Turning to sector performance, nine out of ten EAFE sectors posted positive returns for the first half of the year led by Energy (up 9.8%), Materials (up 9.0%), and Industrials (up 8.7%). Lagging performers were Utilities (down 3.2%), Telecommunication Services (up 0.4%), and Information Technology (up 2.4%).

     The top EAFE performers for the six-month period were Elan Corp. (up 258%), Aristocrat Leisure Ltd. (up 160%) and Leopalace21 Corp. (up 98%). The bottom Index performers were Seat Pagine Gialle SpA (down 56%), Intracom SA, Tiscali SpA and Business Objects SA (all down 36%).

     As of June 30, 2004, the Fund's largest country weightings were the United Kingdom (25%) and Japan (24%), while the largest sector weightings were Financials (26%) and Consumer Discretionary (14%).

     The American AAdvantage International Equity Index Fund continues to pursue its objective of closely replicating, before expenses, the return of its benchmark, the MSCI EAFE Index.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE INTERNATIONAL EQUITY INDEX FUND(SM) -- CONTINUED
--------------------------------------------------------------------------------

TOP TEN HOLDINGS

                                              % OF EQUITIES*
                                              --------------
BP plc                                             2.5%
HSBC Holdings plc                                  2.1%
Vodafone Group plc                                 1.9%
GlaxoSmithKline plc                                1.6%
Toyota Motor Corp.                                 1.5%
Total SA                                           1.4%
Nestle SA                                          1.4%
Royal Dutch Petroleum Co.                          1.4%
Novartis AG                                        1.3%
Royal Bank of Scotland Group                       1.1%

EQUITY SECTOR ALLOCATION

                                      % OF EQUITIES*   EAFE
                                      --------------   -----
Financials                                26.3%        26.3%
Consumer Discretionary                    13.7%        13.7%
Industrials                                9.4%         9.5%
Consumer Staples                           8.6%         8.6%
Energy                                     8.2%         8.1%
Health Care                                7.9%         7.9%
Information Technology                     7.2%         7.2%
Telecommunication Services                 7.1%         7.2%
Materials                                  6.7%         6.7%
Utilities                                  4.9%         4.8%

COUNTRY ALLOCATION

                         (COUNTRY WEIGHTINGS PIE CHART)

                                      % OF EQUITIES*   EAFE
                                      --------------   -----
United Kingdom                            25.1%        25.1%
Japan                                     24.2%        24.1%
France                                     8.7%         8.8%
Switzerland                                7.1%         7.1%
Germany                                    6.9%         6.9%
Australia                                  4.9%         4.8%
Netherlands                                4.9%         4.9%
Italy                                      3.8%         3.8%
Spain                                      3.5%         3.6%
Sweden                                     2.4%         2.4%
Hong Kong                                  1.6%         1.6%
Finland                                    1.4%         1.4%
Belgium                                    1.2%         1.2%
Denmark                                    0.8%         0.8%
Ireland                                    0.8%         0.8%
Singapore                                  0.8%         0.8%
Greece                                     0.5%         0.5%
Norway                                     0.5%         0.5%
Portugal                                   0.4%         0.4%
Austria                                    0.3%         0.3%
New Zealand                                0.2%         0.2%

*   Percent of equity portion of Master International Index
    Series.

AMERICAN AADVANTAGE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)
--------------------------------------------------------------------------------
(in thousands, except share and per share amounts)

                                                                S&P 500     SMALL CAP    INTERNATIONAL
                                                                 INDEX        INDEX      EQUITY INDEX
                                                              -----------   ----------   -------------
ASSETS:
    Investment in master portfolio, at value................  $   278,819   $   39,781    $   17,917
    Receivable for fund shares sold.........................           54        1,268           886
    Other assets............................................           --           --             1
                                                              -----------   ----------    ----------
        TOTAL ASSETS........................................      278,873       41,049        18,804
                                                              -----------   ----------    ----------

LIABILITIES:
    Payable for fund shares redeemed........................        1,635           --            --
    Administrative service fees payable (Note 2)............           17            1             1
    Other liabilities.......................................           38            3            --
                                                              -----------   ----------    ----------
        TOTAL LIABILITIES...................................        1,690            4             1
                                                              -----------   ----------    ----------
NET ASSETS..................................................  $   277,183   $   41,045    $   18,803
                                                              ===========   ==========    ==========

ANALYSIS OF NET ASSETS:
    Paid-in capital.........................................  $   268,928   $   32,425    $   18,614
    Undistributed net investment income.....................        1,126          187           258
    Accumulated net realized gain (loss)....................      (46,195)         984        (1,167)
    Unrealized net appreciation of investments and futures
      contracts.............................................       53,324        7,449         1,098
                                                              -----------   ----------    ----------
NET ASSETS..................................................  $   277,183   $   41,045    $   18,803
                                                              ===========   ==========    ==========
SHARES OUTSTANDING (NO PAR VALUE):
    Institutional Class.....................................   15,290,482    3,418,339     2,244,031
                                                              ===========   ==========    ==========
    PlanAhead Class.........................................    2,553,192          N/A           N/A
                                                              ===========   ==========    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
    Institutional Class.....................................  $     15.56   $    12.01    $     8.38
                                                              ===========   ==========    ==========
    PlanAhead Class.........................................  $     15.39          N/A           N/A
                                                              ===========   ==========    ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2004 (unaudited)
--------------------------------------------------------------------------------
(in thousands)

                                                              S&P 500   SMALL CAP   INTERNATIONAL
                                                               INDEX      INDEX     EQUITY INDEX
                                                              -------   ---------   -------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
    Portfolio income........................................  $2,263     $  218         $260
    Portfolio expenses......................................     (62)       (19)          (6)
                                                              -------    ------         ----
        NET INVESTMENT INCOME ALLOCATED FROM MASTER
          PORTFOLIO.........................................   2,201        199          254
                                                              -------    ------         ----
FUND EXPENSES:
    Administrative service fees (Note 2):
        Institutional Class.................................      60         12            4
        PlanAhead Class.....................................      47         --           --
    Transfer agency fees:
        Institutional Class.................................      37          4            2
        PlanAhead Class.....................................       7         --           --
    Custody and Accounting fees.............................       6         12            4
    Professional fees.......................................      10          1           --
    Registration fees.......................................      11          1            2
    Service fees - PlanAhead Class (Note 2).................      47         --           --
    Printing................................................      20          4           --
    Other expenses..........................................      13         --           --
                                                              -------    ------         ----
        TOTAL FUND EXPENSES.................................     258         34           12
                                                              -------    ------         ----
NET INVESTMENT INCOME.......................................   1,943        165          242
                                                              -------    ------         ----
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM MASTER
  PORTFOLIO:
    Net realized gain (loss) from investment transactions...  (1,623)     1,624          105
    Net realized gain from futures transactions.............     414         --           --
    Net change in unrealized appreciation of investments and
      futures contracts.....................................   8,401      1,814          127
                                                              -------    ------         ----
        NET GAIN ON INVESTMENTS.............................   7,192      3,438          232
                                                              -------    ------         ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $9,135     $3,603         $474
                                                              =======    ======         ====

                       See notes to financial statements.
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(in thousands)

                                                S&P 500 INDEX               SMALL CAP INDEX         INTERNATIONAL EQUITY INDEX
                                          --------------------------   --------------------------   --------------------------
                                          SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                             ENDED       YEAR ENDED       ENDED       YEAR ENDED       ENDED       YEAR ENDED
                                           JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                             2004           2003          2004           2003          2004           2003
                                          -----------   ------------   -----------   ------------   -----------   ------------
                                          (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income................   $  1,943      $   3,826      $    165       $    253      $    242       $   175
   Net realized gain (loss) on
     investments and futures
     transactions.......................     (1,209)       (10,276)        1,624            264           105           (66)
   Change in net unrealized appreciation
     (depreciation) of investments and
     futures contracts..................      8,401         69,056         1,814          8,677           127         2,328
                                           --------      ---------      --------       --------      --------       -------
       NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS.......      9,135         62,606         3,603          9,194           474         2,437
                                           --------      ---------      --------       --------      --------       -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
       Institutional Class..............       (864)        (3,602)           --           (242)           --          (148)
       PlanAhead Class..................       (100)          (356)           --             --            --            --
                                           --------      ---------      --------       --------      --------       -------
       TOTAL DISTRIBUTIONS TO
        SHAREHOLDERS....................       (964)        (3,958)           --           (242)           --          (148)
                                           --------      ---------      --------       --------      --------       -------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares........     22,655        185,256        59,779         67,986        19,192         6,510
   Reinvestments of dividends and
     distributions......................        959          3,847            --            242            --           148
   Cost of shares redeemed..............    (34,582)      (188,024)      (90,093)       (20,651)      (10,906)       (3,816)
                                           --------      ---------      --------       --------      --------       -------
       NET INCREASE (DECREASE) IN NET
        ASSETS FROM CAPITAL SHARE
        TRANSACTIONS....................    (10,968)         1,079       (30,314)        47,577         8,286         2,842
                                           --------      ---------      --------       --------      --------       -------
NET INCREASE (DECREASE) IN NET ASSETS...     (2,797)        59,727       (26,711)        56,529         8,760         5,131
                                           --------      ---------      --------       --------      --------       -------
NET ASSETS:
   Beginning of period..................    279,980        220,253        67,756         11,227        10,043         4,912
                                           --------      ---------      --------       --------      --------       -------
   END OF PERIOD*.......................   $277,183      $ 279,980      $ 41,045       $ 67,756      $ 18,803       $10,043
                                           ========      =========      ========       ========      ========       =======
   * Includes undistributed net
     investment income of...............   $  1,126      $     147      $    187       $     22      $    258       $    16
                                           ========      =========      ========       ========      ========       =======

                       See notes to financial statements.
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS

NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company. These financial statements and notes to the financial statements relate to the American AAdvantage S&P 500 Index Fund, the American AAdvantage Small Cap Index Fund and the American AAdvantage International Equity Index Fund (each a "Fund" and collectively, the "Funds"), each a series of the Trust. The S&P 500 Index Fund commenced operations on December 31, 1996, and commenced sale of a second class of shares of the Fund, designated as "PlanAhead Class" shares, on March 2, 1998. The Institutional Classes of the Small Cap Index and the International Equity Index Funds commenced operations on July 31, 2000.

     Each Fund invests all of its investable assets in a corresponding portfolio. The State Street Equity 500 Index Portfolio, Master Small Cap Index Series and the Master International Index Series (each a "Portfolio" and collectively the "Portfolios") are open-ended management investment companies registered under the Act. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding Portfolio.

                                                                          % OF PORTFOLIO
                                                                          HELD BY FUND AT
AMERICAN AADVANTAGE:             PORTFOLIOS:                               JUNE 30, 2004
--------------------             -----------                              ---------------
S&P 500 Index Fund               State Street Equity 500 Index Portfolio       10.3%
Small Cap Index Fund             Master Small Cap Index Series                 11.2%
International Equity Index Fund  Master International Index Series              3.7%

     The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by each Portfolio is discussed in the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  Investment Income

     Each Fund records its share of net investment income and realized and unrealized gains and losses from the security transactions of its corresponding Portfolio each day. All net investment income and realized and unrealized gains (losses) of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

  Dividends

     Dividends from net investment income of the Small Cap Index and International Equity Index Funds normally will be declared and paid annually. The S&P 500 Index Fund normally will declare and pay dividends quarterly. Distributions of net realized capital gains earned by the Funds, if any,

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

will be paid annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles. The following percentages of fund dividends are eligible for the reduced rate attributed to qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003: S&P 500 Index (100%), Small Cap Index (75%), and International Equity Index (76%).

     The tax character of distributions during the six months ended June 30, 2004 and the fiscal year ended December 31, 2003 were as follows (in thousands):

                                      S&P 500 INDEX                  SMALL CAP INDEX           INTERNATIONAL EQUITY INDEX
                               ---------------------------     ---------------------------     ---------------------------
                               SIX MONTHS                      SIX MONTHS                      SIX MONTHS
                                 ENDED         YEAR ENDED        ENDED         YEAR ENDED        ENDED         YEAR ENDED
                                JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                  2004            2003            2004            2003            2004            2003
                               ----------     ------------     ----------     ------------     ----------     ------------
DISTRIBUTIONS PAID FROM:
   ORDINARY INCOME
       Institutional Class...     $864           $3,602          $   0            $242            $  0            $148
       Plan Ahead Class......      100              356             --              --              --              --
                                  ----           ------          -----            ----            ----            ----
TOTAL DISTRIBUTIONS PAID.....     $964           $3,958          $   0            $242            $  0            $148
                                  ====           ======          =====            ====            ====            ====

  Federal Income and Excise Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required. At December 31, 2003, the Funds had, for federal income tax purposes, capital loss carryforwards available to offset future realized gains as follows (in thousands):

                                                              CAPITAL LOSS
                                                               CARRYOVER
FUND                                                             AMOUNT       EXPIRES
----                                                          ------------   ---------
S&P 500 Index...............................................    $23,182      2005-2011
Small Cap Index.............................................        245      2008-2010
International Equity Index..................................      1,111      2009-2011

  Allocation of Income, Expenses, Gains and Losses

     Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

  Valuation of Shares

     The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of each Fund's total assets (which includes the value of the Fund's investment in its Portfolio), less liabilities, by the number of Fund shares outstanding.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

  Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

  Other

     In the normal course of business, the Funds enter into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Funds' maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Funds have had no prior claims or losses pursuant to any such agreement.

2.   FEES AND TRANSACTIONS WITH AFFILIATES

  Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.05% of the average daily net assets of the Institutional Class of the S&P 500 Index Fund, International Equity Index Fund, and Small Cap Index Fund and an annualized fee of 0.25% of the average daily net assets of the PlanAhead Class of the S&P 500 Index Fund.

  Service Agreement

     The Manager and the Trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class of the S&P 500 Index Fund. As compensation for performing the duties required under the Service Agreement, the Manager receives 0.25% based on the daily net assets of the PlanAhead Class of the S&P 500 Index Fund.

  Other

     Certain officers or Trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated Trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the six months ended June 30, 2004, the cost of air transportation for the Trustees was not material to any of the Funds. One Non-Interested Trustee, as a retiree of American, already receives flight benefits. This Trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

     At June 30, 2004, the employee benefit plans of AMR Corporation and its subsidiary companies owned 88.7% of the Institutional Class of the S&P 500 Index Fund and 100% of the Institutional Class of both the Small Cap Index and International Equity Index Funds.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

3.   CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares of the Funds:

S&P 500 INDEX FUND

                                    FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                          JUNE 30, 2004              DECEMBER 31, 2003
                                    -------------------------   ---------------------------
INSTITUTIONAL CLASS                   SHARES        AMOUNT        SHARES         AMOUNT
-------------------                 ----------   ------------   -----------   -------------
Shares sold.......................     966,790   $ 14,858,244    14,142,227   $ 171,509,436
Reinvestment of dividends.........      56,086        862,606       260,652       3,501,218
Shares redeemed...................  (1,970,755)   (30,253,783)  (14,504,514)   (176,989,380)
                                    ----------   ------------   -----------   -------------
Net decrease in capital shares
  outstanding.....................    (947,879)  $(14,532,933)     (101,635)  $  (1,978,726)
                                    ==========   ============   ===========   =============

                                          FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                                               JUNE 30, 2004            DECEMBER 31, 2003
                                          ------------------------   ------------------------
PLANAHEAD CLASS                            SHARES        AMOUNT       SHARES        AMOUNT
---------------                           ---------   ------------   ---------   ------------
Shares sold.............................   510,425    $ 7,796,502    1,087,611   $ 13,747,224
Reinvestment of dividends...............     6,350         96,771       25,890        346,072
Shares redeemed.........................  (284,889)    (4,327,877)    (891,739)   (11,034,987)
                                          --------    -----------    ---------   ------------
Net increase in capital shares
  outstanding...........................   231,886    $ 3,565,396      221,762   $  3,058,309
                                          ========    ===========    =========   ============

SMALL CAP INDEX FUND

                                      FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                            JUNE 30, 2004             DECEMBER 31, 2003
                                      -------------------------   -------------------------
INSTITUTIONAL CLASS                     SHARES        AMOUNT        SHARES        AMOUNT
-------------------                   ----------   ------------   ----------   ------------
Shares sold.........................   5,075,953   $ 59,779,096    6,641,904   $ 67,985,621
Reinvestment of dividends...........          --             --       21,770        241,866
Shares redeemed.....................  (7,670,739)   (90,092,831)  (2,108,632)   (20,651,424)
                                      ----------   ------------   ----------   ------------
Net increase (decrease) in capital
  shares outstanding................  (2,594,786)  $(30,313,735)   4,555,042   $ 47,576,063
                                      ==========   ============   ==========   ============

INTERNATIONAL EQUITY INDEX FUND

                                         FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                                               JUNE 30, 2004           DECEMBER 31, 2003
                                         -------------------------   ----------------------
INSTITUTIONAL CLASS                        SHARES        AMOUNT       SHARES      AMOUNT
-------------------                      ----------   ------------   --------   -----------
Shares sold............................   2,315,920   $ 19,192,334    942,076   $ 6,510,253
Reinvestment of dividends..............          --             --     19,104       148,248
Shares redeemed........................  (1,325,455)   (10,906,427)  (545,169)   (3,816,176)
                                         ----------   ------------   --------   -----------
Net increase in capital shares
  outstanding..........................     990,465   $  8,285,907    416,011   $ 2,842,325
                                         ==========   ============   ========   ===========

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                          INSTITUTIONAL CLASS
                                          ------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                               YEAR ENDED DECEMBER 31,
                                           JUNE 30,        -------------------------------------------------------------------
                                             2004            2003          2002          2001        2000(B)            1999
                                          -----------      --------      --------      --------      --------         --------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....   $  15.10        $  11.96      $  15.62      $  17.99      $  20.05         $  16.78
                                           --------        --------      --------      --------      --------         --------
INCOME FROM INVESTMENT OPERATIONS:(A)
    Net investment income...............       0.11            0.21          0.20          0.20          0.23             0.19
    Net gains (losses) on securities
      (both realized and unrealized)....       0.41            3.14         (3.66)        (2.38)        (2.05)            3.27
                                           --------        --------      --------      --------      --------         --------
Total from investment operations........       0.52            3.35         (3.46)        (2.18)        (1.82)            3.46
                                           --------        --------      --------      --------      --------         --------
LESS DISTRIBUTIONS:
    Dividends from net investment
      income............................      (0.06)          (0.21)        (0.20)        (0.19)(C)     (0.24)(C)        (0.19)
                                           --------        --------      --------      --------      --------         --------
Total distributions.....................      (0.06)          (0.21)        (0.20)        (0.19)        (0.24)           (0.19)
                                           --------        --------      --------      --------      --------         --------
NET ASSET VALUE, END OF PERIOD..........   $  15.56        $  15.10      $  11.96      $  15.62      $  17.99         $  20.05
                                           ========        ========      ========      ========      ========         ========
TOTAL RETURN............................      3.42%(D)       28.26%       (22.27%)      (12.12%)       (9.15%)          20.70%
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in
      thousands)........................   $237,885        $245,251      $195,368      $254,289      $321,805         $568,645
    Ratios to average net assets
      (annualized):(A)
         Net investment income..........      1.46%           1.63%         1.47%         1.22%         1.09%            1.28%
         Expenses.......................      0.17%           0.14%         0.14%         0.15%         0.16%            0.17%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the BT Equity 500 Index Portfolio prior to March 1, 2000, and the State Street Equity 500 Index Portfolio thereafter.

(B) On March 1, 2000, the Fund invested all of its investable assets in the State Street Equity 500 Index Portfolio. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio.

(C) Includes a tax return of capital distribution which amounts to less than $0.01 per share.

(D) Not annualized.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                             PLANAHEAD CLASS
                                  ----------------------------------------------------------------------
                                  SIX MONTHS
                                     ENDED                        YEAR ENDED DECEMBER 31,
                                   JUNE 30,        -----------------------------------------------------
                                     2004           2003       2002       2001       2000(B)      1999
                                  -----------      -------   --------   --------     -------     -------
                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD........................    $ 14.96        $ 11.85   $  15.49   $  17.99     $ 20.12     $ 16.83
                                    -------        -------   --------   --------     -------     -------
INCOME FROM INVESTMENT
  OPERATIONS:(A)
    Net investment income.......       0.08           0.15       0.14       0.14        0.13        0.15
    Net gains (losses) on
      securities (both realized
      and unrealized)...........       0.39           3.12      (3.64)     (2.39)      (2.00)       3.25
                                    -------        -------   --------   --------     -------     -------
Total from investment
  operations....................       0.47           3.27      (3.50)     (2.25)      (1.87)       3.40
                                    -------        -------   --------   --------     -------     -------
LESS DISTRIBUTIONS:
    Dividends from net
      investment income.........      (0.04)         (0.16)     (0.14)     (0.25)(C)   (0.26)(C)   (0.11)
                                    -------        -------   --------   --------     -------     -------
Total distributions.............      (0.04)         (0.16)     (0.14)     (0.25)      (0.26)      (0.11)
                                    -------        -------   --------   --------     -------     -------
NET ASSET VALUE, END OF PERIOD..    $ 15.39        $ 14.96   $  11.85   $  15.49     $ 17.99     $ 20.12
                                    =======        =======   ========   ========     =======     =======
TOTAL RETURN....................      3.14%(D)      27.65%    (22.59%)   (12.48%)     (9.38%)     20.24%
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period
      (in thousands)............    $39,298        $34,729   $ 24,885   $ 32,284     $ 5,143     $ 6,173
    Ratios to average net assets
      (annualized):(A)
         Net investment income..      1.01%          1.16%      1.06%      0.89%       0.66%       0.91%
         Expenses...............      0.62%          0.63%      0.55%      0.56%       0.54%       0.55%
         Decrease reflected in
           above expense ratio
           due to absorption of
           expenses by State
           Street Bank, BT and
           AMR Investment
           Services, Inc........         --          0.01%      0.08%      0.05%       0.16%       0.17%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the BT Equity 500 Index Portfolio prior to March 1, 2000, and the State Street Equity 500 Index Portfolio thereafter.

(B) On March 1, 2000, the Fund invested all of its investable assets in the State Street Equity 500 Index Portfolio. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio.

(C) Includes a tax return of capital distribution which amounted to less than $0.01 per share.

(D) Not annualized.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                              INSTITUTIONAL CLASS
                                          ------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED           YEAR ENDED DECEMBER 31,       JULY 31 TO
                                           JUNE 30,        ----------------------------   DECEMBER 31,
                                             2004           2003       2002      2001         2000
                                          -----------      -------   --------   -------   ------------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....    $ 11.27        $  7.70   $   9.79   $  9.69     $ 10.00
                                            -------        -------   --------   -------     -------
INCOME FROM INVESTMENT OPERATIONS:(A)
    Net investment income...............       0.05           0.04       0.11      0.09        0.05
    Net gains (losses) on securities
      (both realized and unrealized)....       0.69           3.57      (2.10)     0.11       (0.31)
                                            -------        -------   --------   -------     -------
Total from investment operations........       0.74           3.61      (1.99)     0.20       (0.26)
                                            -------        -------   --------   -------     -------
LESS DISTRIBUTIONS:
    Dividends from net investment
      income............................         --          (0.04)     (0.10)    (0.09)      (0.05)
    Tax return of capital...............         --             --         --     (0.01)         --
                                            -------        -------   --------   -------     -------
Total distributions.....................         --          (0.04)     (0.10)    (0.10)      (0.05)
                                            -------        -------   --------   -------     -------
NET ASSET VALUE, END OF PERIOD..........    $ 12.01        $ 11.27   $   7.70   $  9.79     $  9.69
                                            =======        =======   ========   =======     =======
TOTAL RETURN............................      6.57%(B)      46.90%    (20.37%)    2.07%      (2.59%)(B)
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in
      thousands)........................    $41,045        $67,756   $ 11,227   $11,803     $ 4,120
    Ratios to average net assets
      (annualized):(A)
         Net investment income..........      0.66%          1.04%      1.13%     1.36%       1.61%
         Expenses.......................      0.21%          0.24%      0.20%     0.19%       0.50%
         Decrease reflected in above
           expense ratio due to
           absorption of expenses by AMR
           Investment Services, Inc.....         --             --         --        --       0.46%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master Small Cap Index Series.

(B) Not annualized.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INTERNATIONAL EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                             INSTITUTIONAL CLASS
                                        -------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED            YEAR ENDED DECEMBER 31,       JULY 31 TO
                                         JUNE 30,        -----------------------------   DECEMBER 31,
                                           2004           2003       2002       2001         2000
                                        -----------      -------   --------   --------   ------------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..    $  8.01        $  5.86   $   7.07   $   9.21     $ 10.00
                                          -------        -------   --------   --------     -------
INCOME FROM INVESTMENT OPERATIONS:(A)
    Net investment income.............       0.09           0.14       0.11       0.10        0.02
    Net gains (losses) on securities
      (both realized and
      unrealized).....................       0.28           2.13      (1.23)     (2.12)      (0.72)
                                          -------        -------   --------   --------     -------
Total from investment operations......       0.37           2.27      (1.12)     (2.02)      (0.70)
                                          -------        -------   --------   --------     -------
LESS DISTRIBUTIONS:
    Dividends from net investment
      income..........................         --          (0.12)     (0.09)     (0.09)      (0.03)
    Distributions from net realized
      gain on investments.............         --             --         --         --       (0.05)
    Tax return of capital.............         --             --         --      (0.03)      (0.01)
                                          -------        -------   --------   --------     -------
Total distributions...................         --          (0.12)     (0.09)     (0.12)      (0.09)
                                          -------        -------   --------   --------     -------
NET ASSET VALUE, END OF PERIOD........    $  8.38        $  8.01   $   5.86   $   7.07     $  9.21
                                          =======        =======   ========   ========     =======
TOTAL RETURN..........................      4.62%(B)      38.87%    (15.65%)   (22.14%)     (7.03%)(B)
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in
      thousands)......................    $18,803        $10,043   $  4,912   $  3,773     $ 3,542
    Ratios to average net assets
      (annualized):(A)
         Net investment income........      3.20%          2.71%      1.97%      1.49%       0.63%
         Expenses.....................      0.24%          0.31%      0.25%      0.29%       0.60%
         Decrease reflected in above
           expense ratio due to
           absorption of expenses by
           AMR Investment Services,
           Inc........................         --             --         --         --       1.52%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master International Index Series.

(B) Not annualized.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 10.6%
AutoNation, Inc. (a)(f)........     69,000   $    1,180
AutoZone, Inc. (a).............     20,687        1,657
Bed Bath & Beyond, Inc. (a)....     73,414        2,823
Best Buy Co., Inc..............     80,521        4,086
Big Lots, Inc. (a).............     29,538          427
Black & Decker Corp............     19,433        1,207
Brunswick Corp.................     22,629          923
Carnival Corp..................    156,519        7,356
Centex Corp....................     30,476        1,394
Circuit City Stores, Inc.......     49,439          640
Clear Channel Communications,
  Inc..........................    152,865        5,648
Comcast Corp. (a)..............    556,867       15,648
Cooper Tire & Rubber Co........     18,637          429
Dana Corp......................     37,349          732
Darden Restaurants, Inc........     41,710          857
Delphi Corp....................    140,767        1,503
Dillard's, Inc. Class A (f)....     19,953          445
Dollar General Corp............     82,315        1,610
Dow Jones & Co., Inc...........     20,626          930
Eastman Kodak Co. (f)..........     70,837        1,911
eBay, Inc. (a).................    163,260       15,012
Family Dollar Stores, Inc......     43,568        1,325
Federated Department Stores,
  Inc..........................     45,376        2,228
Ford Motor Co..................    454,955        7,120
Fortune Brands, Inc............     36,266        2,736
Gannett Co., Inc...............     67,338        5,714
Gap, Inc.......................    222,430        5,394
General Motors Corp............    139,573        6,503
Genuine Parts Co...............     42,493        1,686
Goodyear Tire & Rubber Co.
  (a)(f).......................     44,442          404
Harley-Davidson, Inc...........     73,338        4,543
Harrah's Entertainment, Inc....     27,933        1,511
Hasbro, Inc....................     43,987          836
Hilton Hotels Corp.............     95,443        1,781
Home Depot, Inc................    552,057       19,432
International Game Technology..     85,952        3,318
Interpublic Group of Cos., Inc.
  (a)..........................    102,377        1,406
JC Penney & Co., Inc...........     70,188        2,650
Johnson Controls, Inc..........     47,296        2,525
Jones Apparel Group, Inc.......     31,079        1,227
KB HOME........................     11,631          798
Knight-Ridder, Inc.............     19,491        1,403
Kohl's Corp. (a)...............     84,310        3,565
Leggett & Platt, Inc...........     48,554        1,297
Limited Brands.................    115,356        2,157
Liz Claiborne, Inc.............     27,641          995
Lowe's Cos., Inc...............    195,423       10,270

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Marriot International, Inc.
  Class A......................     56,939   $    2,840
Mattel, Inc....................    104,845        1,913
May Department Stores Co.......     72,467        1,992
Maytag Corp....................     19,829          486
McDonald's Corp................    313,553        8,152
McGraw-Hill, Inc...............     47,513        3,638
Meredith Corp..................     12,647          695
New York Times Co. Class A.....     37,645        1,683
Newell Rubbermaid, Inc. (f)....     67,021        1,575
NIKE, Inc. Class B.............     65,313        4,947
Nordstrom, Inc.................     33,438        1,425
Office Depot, Inc. (a).........     76,570        1,371
Omnicom Group, Inc.............     47,117        3,576
Pulte Homes, Inc...............     31,436        1,636
Radioshack Corp................     41,453        1,187
Reebok International, Ltd......     14,871          535
Sears Roebuck & Co. (f)........     52,854        1,996
Sherwin-Williams Co............     35,570        1,478
Snap-On, Inc...................     14,748          495
Stanley Works..................     20,232          922
Staples, Inc...................    123,750        3,640
Starbucks Corp. (a)............     98,226        4,272
Starwood Hotels & Resorts
  Worldwide, Inc. Class B......     50,512        2,265
Target Corp....................    226,557        9,622
Tiffany & Co...................     36,868        1,359
Time Warner, Inc. (a)..........  1,131,447..     19,891
TJX Cos., Inc..................    123,913        2,991
Toys "R" Us, Inc. (a)..........     54,169          863
Tribune Co.....................     81,955        3,732
Univision Communications, Inc.
  Class A (a)..................     80,118        2,558
V.F. Corp......................     27,288        1,329
Viacom, Inc. Class B...........    430,289       15,370
Visteon Corp. (f)..............     31,253          365
Walt Disney Co.................    508,873       12,971
Wendy's International, Inc.....     28,567          995
Whirlpool Corp.................     17,566        1,205
Yum! Brands, Inc. (a)..........     72,422        2,696
                                             ----------
                                                287,908
                                             ----------

CONSUMER STAPLES - 10.9%
Adolph Coors Co. Class B.......      9,244          669
Alberto Culver Co. Class B.....     22,258        1,116
Albertson's, Inc. (f)..........     92,013        2,442
Altria Group, Inc..............    509,264       25,489
Anheuser-Busch Cos., Inc.......    199,667       10,782
Archer-Daniels-Midland Co......    160,467        2,693
Avon Products, Inc.............    116,948        5,396
Brown-Forman Corp. Class B
  (f)..........................     30,482        1,471
Campbell Soup Co...............    101,183        2,720
Clorox Co......................     52,110        2,802
Coca-Cola Co...................    604,835       30,532

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Coca-Cola Enterprises, Inc.....    117,000   $    3,392
Colgate-Palmolive Co...........    132,335        7,735
ConAgra Foods, Inc.............    131,246        3,554
Costco Wholesale Corp..........    113,651        4,680
CVS Corp.......................     98,392        4,134
General Mills, Inc.............     93,064        4,423
Gillette Co....................    250,244       10,610
H.J. Heinz Co..................     87,320        3,423
Hershey Foods Corp.............     64,408        2,980
Kellogg Co.....................    102,329        4,282
Kimberly-Clark Corp............    124,664        8,213
Kroger Co. (a).................    184,722        3,362
McCormick & Co., Inc...........     33,800        1,149
Pepsi Bottling Group, Inc......     65,153        1,990
PepsiCo, Inc...................    424,410       22,867
Procter & Gamble Co............    638,322       34,750
R.J. Reynolds Tobacco Holdings,
  Inc. (f).....................     21,240        1,436
Safeway, Inc. (a)..............    109,493        2,775
Sara Lee Corp..................    196,417        4,516
SuperValu, Inc.................     33,960        1,040
Sysco Corp.....................    160,081        5,742
UST Corp.......................     40,947        1,474
Wal-Mart Stores, Inc. .........  1,065,028       56,191
Walgreen Co....................    254,710        9,223
Winn-Dixie Stores, Inc. (f)....     38,510          277
Wrigley Wm., Jr. Co............     55,716        3,513
                                             ----------
                                                293,843
                                             ----------

ENERGY - 6.2%
Amerada Hess Corp..............     22,502        1,782
Anadarko Petroleum Corp........     62,354        3,654
Apache Corp....................     79,930        3,481
Ashland, Inc...................     17,080          902
Baker Hughes, Inc..............     82,480        3,105
BJ Services Co. (a)............     40,055        1,836
Burlington Resources, Inc......     98,056        3,548
ChevronTexaco Corp.............    265,847       25,019
ConocoPhillips.................    170,041       12,972
Devon Energy Corp..............     59,661        3,938
EOG Resources, Inc.............     28,984        1,731
ExxonMobil Corp. ..............  1,624,102       72,126
Halliburton Co.................    107,986        3,268
Kerr-McGee Corp................     37,236        2,002
Marathon Oil Corp..............     85,934        3,252
Nabors Industries, Ltd. (a)....     37,015        1,674
Noble Corp. (a)................     33,823        1,281
Occidental Petroleum Corp......     96,323        4,663
Rowan Cos., Inc. (a)...........     26,139          636
Schlumberger, Ltd..............    146,307        9,292
Sunoco, Inc. (f)...............     19,028        1,211
Transocean, Inc. (a)...........     79,095        2,289

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Unocal Corp....................     64,988   $    2,469
Valero Energy Corp.............     32,000        2,360
                                             ----------
                                                168,491
                                             ----------

FINANCIALS - 19.8%
ACE, Ltd.......................     70,455        2,979
AFLAC, Inc.....................    127,316        5,196
Allstate Corp..................    174,807        8,137
Ambac Financial Group, Inc.....     26,447        1,942
American Express Co............    317,373       16,307
American International Group,
  Inc..........................    647,683       46,167
AmSouth Bancorp................     86,819        2,211
AON Corp.......................     78,723        2,241
Apartment Investment &
  Management Co. Class A.......     23,800          741
Bank of America Corp...........    506,300       42,843
Bank of New York Co., Inc......    192,179        5,665
Bank One Corp..................    278,262       14,191
BB&T Corp......................    139,318        5,151
Bear Stearns Cos., Inc.........     25,999        2,192
Capital One Financial Corp.....     59,515        4,070
Charles Schwab Corp............    336,393        3,233
Charter One Financial, Inc.....     55,817        2,467
Chubb Corp.....................     47,239        3,221
Cincinnati Financial Corp.
  (f)..........................     41,600        1,810
Citigroup, Inc.................  1,284,271       59,719
Comerica, Inc..................     43,432        2,384
Countrywide Financial Corp.....     69,543        4,885
E*Trade Financial Corp. (a)....     92,100        1,027
Equity Office Properties
  Trust........................    100,441        2,732
Equity Residential.............     69,607        2,069
Fannie Mae.....................    240,629       17,171
Federal Home Loan Mortgage
  Corp.........................    171,146       10,834
Federated Investors, Inc. Class
  B (f)........................     27,400          831
Fifth Third Bancorp............    140,400        7,551
First Horizon National Corp....     30,917        1,406
Franklin Resources, Inc........     61,844        3,097
Golden West Financial Corp.....     37,711        4,011
Goldman Sachs Group, Inc.......    120,100       11,309
Hartford Financial Services
  Group, Inc...................     72,288        4,969
Huntington Bancshares, Inc.....     57,854        1,329
J.P. Morgan Chase & Co.........    517,114       20,049
Janus Capital Group, Inc.......     60,619        1,000
Jefferson-Pilot Corp. (f)......     34,860        1,771
KeyCorp........................    103,309        3,088
Lehman Brothers Holdings,
  Inc..........................     68,818        5,179
Lincoln National Corp..........     44,031        2,080
Loews Corp.....................     46,114        2,765
M & T Bank Corp................     29,600        2,584
Marsh & McLennan Cos., Inc.....    129,936        5,896

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Marshall & Ilsley Corp.........     55,192   $    2,157
MBIA, Inc......................     35,658        2,037
MBNA Corp......................    317,502        8,188
Mellon Financial Corp..........    106,623        3,127
Merrill Lynch & Co., Inc.......    238,627       12,881
MetLife, Inc...................    188,807        6,769
MGIC Investment Corp. (f)......     24,362        1,848
Moody's Corp. (f)..............     36,865        2,384
Morgan Stanley.................    272,643       14,387
National City Corp.............    168,591        5,902
North Fork Bancorp, Inc. (f)...     42,290        1,609
Northern Trust Corp............     55,240        2,336
Plum Creek Timber Co., Inc.....     46,180        1,505
PNC Financial Services Group,
  Inc..........................     70,147        3,723
Principal Financial Group,
  Inc..........................     79,450        2,763
Progressive Corp...............     53,847        4,593
ProLogis.......................     45,200        1,488
Providian Financial Corp.
  (a)..........................     73,473        1,078
Prudential Financial, Inc......    130,600        6,069
Regions Financial Corp. (f)....     54,889        2,006
SAFECO Corp....................     33,864        1,490
Simon Property Group, Inc......     51,763        2,662
SLM Corp.......................    109,042        4,411
SouthTrust Corp................     81,779        3,174
Sovereign Bancorp, Inc.........     76,000        1,679
St. Paul Travelers Cos.,
  Inc..........................    164,825        6,682
State Street Corp. (Note 4)....     83,225        4,081
SunTrust Banks, Inc............     70,072        4,554
Synovus Financial Corp.........     74,604        1,889
T. Rowe Price Group, Inc.......     31,490        1,587
Torchmark Corp.................     27,876        1,500
U.S. Bancorp...................    470,661       12,971
Union Planters Corp............     47,644        1,420
UnumProvident Corp. (f)........     74,435        1,184
Wachovia Corp..................    326,726       14,539
Washington Mutual, Inc.........    214,813        8,300
Wells Fargo Co.................    419,111       23,986
XLCapital, Ltd. Class A........     34,132        2,576
Zions Bancorp..................     22,719        1,396
                                             ----------
                                                537,431
                                             ----------

HEALTH CARE - 13.1%
Abbott Laboratories............    387,267       15,785
Aetna, Inc.....................     38,032        3,233
Allergan, Inc..................     32,491        2,909
AmerisourceBergen Corp.........     28,216        1,687
Amgen, Inc. (a)................    315,775       17,232
Anthem, Inc. (a)(f)............     34,100        3,054
Applera Corp. -- Applied
  Biosystems Group.............     50,167        1,091
Bausch & Lomb, Inc.............     13,225          861
Baxter International, Inc......    151,526        5,229
Becton, Dickinson & Co.........     62,629        3,244

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Biogen Idec, Inc. (a)..........     84,373   $    5,337
Biomet, Inc....................     62,941        2,797
Boston Scientific Corp. (a)....    207,396        8,877
Bristol-Myers Squibb Co........    482,417       11,819
C.R. Bard, Inc.................     26,194        1,484
Cardinal Health, Inc...........    106,866        7,486
Caremark Rx, Inc. (a)..........    113,808        3,749
Chiron Corp. (a)...............     47,044        2,100
CIGNA Corp.....................     35,389        2,435
Eli Lilly & Co.................    280,997       19,644
Express Scripts, Inc. (a)......     19,100        1,513
Forest Laboratories, Inc.
  (a)..........................     91,306        5,171
Genzyme Corp. (a)..............     56,205        2,660
Gilead Sciences, Inc. (a)......     53,200        3,563
Guidant Corp...................     77,364        4,323
HCA, Inc.......................    120,559        5,014
Health Management Associates,
  Inc. Class A.................     60,598        1,359
Hospira, Inc. (a)..............     39,436        1,088
Humana, Inc. (a)...............     40,925          692
IMS Health, Inc................     59,081        1,385
Johnson & Johnson..............    737,146       41,059
King Pharmaceuticals, Inc.
  (a)..........................     60,932          698
Manor Care, Inc................     21,851          714
McKesson Corp..................     72,031        2,473
Medco Health Solutions, Inc.
  (a)..........................     67,772        2,541
MedImmune, Inc. (a)............     62,265        1,457
Medtronic, Inc.................    301,202       14,675
Merck & Co., Inc...............    552,803       26,258
Millipore Corp. (a)............     11,928          672
Mylan Laboratories Inc.........     65,600        1,328
Pfizer, Inc....................  1,894,874       64,956
Quest Diagnostics Inc..........     25,600        2,175
Schering-Plough Corp...........    365,424        6,753
St. Jude Medical, Inc. (a).....     43,797        3,313
Stryker Corp...................     99,008        5,445
Tenet Healthcare Corp. (a).....    117,509        1,576
UnitedHealth Group, Inc........    152,884        9,517
Watson Pharmaceuticals, Inc.
  (a)..........................     26,503          713
WellPoint Health Networks, Inc.
  (a)..........................     38,489        4,311
Wyeth..........................    330,931       11,966
Zimmer Holdings, Inc. (a)......     60,720        5,355
                                             ----------
                                                354,776
                                             ----------

INDUSTRIALS - 11.2%
3M Co..........................    194,184       17,478
Allied Waste Industries, Inc.
  (a)..........................     80,967        1,067
American Power Conversion
  Corp.........................     50,067          984
American Standard Cos., Inc.
  (a)..........................     54,321        2,190

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Apollo Group, Inc. (a).........     43,675   $    3,856
Avery Dennison Corp............     27,070        1,733
Boeing Co. (f).................    209,345       10,695
Burlington Northern Santa Fe
  Corp.........................     91,650        3,214
Caterpillar, Inc...............     84,885        6,743
Cendant Corp...................    253,822        6,214
Cintas Corp....................     42,882        2,044
Cooper Industries, Ltd.........     22,421        1,332
Crane Co.......................     15,002          471
CSX Corp.......................     52,824        1,731
Cummins, Inc. (f)..............     10,673          667
Danaher Corp...................     76,226        3,952
Deere & Co.....................     61,941        4,345
Delta Air Lines, Inc. (a)(f)...     31,293          223
Deluxe Corp....................     12,720          553
Dover Corp.....................     50,213        2,114
Eaton Corp.....................     37,378        2,420
Emerson Electric Co............    104,735        6,656
Equifax, Inc...................     34,069          843
FedEx Corp.....................     74,046        6,049
Fluor Corp. (f)................     20,406          973
General Dynamics Corp..........     49,206        4,886
General Electric Co. (e).......  2,620,923       84,918
Goodrich Co....................     29,755          962
H&R Block, Inc.................     44,110        2,103
Honeywell International,
  Inc..........................    213,342        7,815
Illinois Tool Works, Inc.......     76,564        7,342
Ingersoll-Rand Co. Class A.....     43,450        2,968
ITT Industries, Inc............     22,602        1,876
Lockheed Martin Corp...........    111,971        5,831
Masco Corp.....................    108,774        3,392
Monster Worldwide, Inc. (a)....     28,492          733
Navistar International Corp.
  (a)(f).......................     17,380          674
Norfolk Southern Corp..........     98,061        2,601
Northrop Grumman Corp..........     89,278        4,794
PACCAR, Inc....................     43,370        2,515
Pall Corp......................     31,474          824
Parker-Hannifin Corp...........     29,023        1,726
Pitney Bowes, Inc..............     57,439        2,542
Power-One, Inc. (a)(f).........     21,100          232
R.R. Donnelley & Sons Co.......     53,260        1,759
Raytheon Co....................    110,114        3,939
Robert Half International,
  Inc..........................     43,214        1,286
Rockwell Automation, Inc.......     47,120        1,767
Rockwell Collins, Inc..........     44,819        1,493
Ryder Systems, Inc.............     15,780          632
Southwest Airlines Co..........    194,340        3,259
Textron, Inc...................     34,475        2,046
Thomas & Betts Corp............     14,742          401
Tyco International, Ltd........    498,948       16,535
Union Pacific Corp.............     64,240        3,819

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
United Parcel Service, Inc.
  Class B......................    279,900   $   21,040
United Technologies Corp.......    128,157       11,724
W.W. Grainger, Inc.............     22,809        1,312
Waste Management, Inc..........    143,179        4,388
                                             ----------
                                                302,681
                                             ----------

INFORMATION TECHNOLOGY - 16.8%
ADC Telecommunications, Inc.
  (a)(f).......................    211,127          600
Adobe Systems, Inc.............     59,571        2,770
Advanced Micro Devices, Inc.
  (a)(f).......................     87,384        1,389
Affiliated Computer Services,
  Inc. (a).....................     34,200        1,811
Agilent Technologies, Inc.
  (a)..........................    119,827        3,509
Altera Corp. (a)...............     94,978        2,105
Analog Devices, Inc............     92,761        4,367
Andrew Corp. (a)(f)............     38,827          777
Apple Computer, Inc. (a).......     94,546        3,077
Applied Materials, Inc. (a)....    417,861        8,198
Applied Micro Circuits Corp.
  (a)..........................     77,142          410
Autodesk, Inc..................     28,215        1,208
Automatic Data Processing,
  Inc..........................    146,538        6,137
Avaya, Inc. (a)(f).............    110,415        1,743
BMC Software, Inc. (a).........     57,336        1,061
Broadcom Corp. (a).............     78,046        3,650
CIENA Corp. (a)................    142,888          529
Cisco Systems, Inc. (a)........  1,679,059       39,794
Citrix Systems, Inc. (a).......     41,653          848
Computer Associates
  International, Inc...........    144,344        4,050
Computer Sciences Corp. (a)....     46,382        2,154
Compuware Corp. (a)............     95,257          629
Comverse Technology, Inc. (a)..     47,238          942
Convergys Corp. (a)............     36,005          554
Corning, Inc. (a)..............    341,385        4,458
Dell, Inc. (a).................    626,591       22,444
Electronic Arts, Inc. (a)......     75,300        4,108
Electronic Data Systems Corp.
  (f)..........................    120,486        2,307
EMC Corp. (a)..................    608,041        6,932
First Data Corp................    216,704        9,648
Fiserv, Inc. (a)...............     47,647        1,853
Gateway, Inc. (a)..............     93,965          423
Hewlett-Packard Co.............    758,119       15,996
Intel Corp. ...................  1,606,203       44,331
International Business Machines
  Corp.........................    418,518       36,892
Intuit, Inc. (a)...............     47,551        1,835
Jabil Circuit, Inc. (a)........     49,313        1,242
JDS Uniphase Corp. (a)(f)......    362,319        1,373
KLA-Tencor Corp. (a)...........     48,164        2,378

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Lexmark International Group,
  Inc. Class A (a).............     32,302   $    3,118
Linear Technology Corp.........     76,975        3,038
LSI Logic Corp. (a)............     96,135          733
Lucent Technologies, Inc.
  (a)(f).......................  1,056,372        3,993
Maxim Integrated Products,
  Inc..........................     80,056        4,197
Mercury Interactive Corp.
  (a)..........................     22,148        1,104
Micron Technology, Inc. (a)....    152,732        2,338
Microsoft Corp. (e)............  2,680,604..     76,558
Molex, Inc. (f)................     48,110        1,543
Motorola, Inc..................    581,698       10,616
National Semiconductor Corp.
  (a)..........................     89,418        1,966
NCR Corp. (a)..................     23,992        1,190
Network Appliance, Inc. (a)....     85,267        1,836
Novell, Inc. (a)...............     93,442          784
Novellus Systems, Inc. (a).....     36,669        1,153
NVIDIA Corp. (a)...............     39,751          814
Oracle Corp. (a)...............  1,290,038..     15,390
Parametric Technology Corp.
  (a)..........................     63,641          318
Paychex, Inc...................     93,627        3,172
PeopleSoft, Inc. (a)...........     91,223        1,688
PerkinElmer, Inc...............     32,157          644
PMC-Sierra, Inc. (a)...........     41,124          590
QLogic Corp. (a)...............     23,845          634
QUALCOMM, Inc..................    201,539       14,708
Sabre Holdings Corp. Class A...     34,324          951
Sanmina-SCI Corp. (a)..........    127,858        1,164
Scientific-Atlanta, Inc........     38,368        1,324
Siebel Systems, Inc. (a).......    125,358        1,340
Solectron Corp. (a)............    238,314        1,542
Sun Microsystems, Inc. (a).....    827,588        3,592
SunGard Data Systems, Inc.
  (a)..........................     72,050        1,873
Symantec Corp. (a).............     77,200        3,380
Symbol Technologies, Inc.......     58,485          862
Tektronix, Inc.................     21,029          715
Tellabs, Inc. (a)(f)...........    104,775          916
Teradyne, Inc. (a).............     48,392        1,098
Texas Instruments, Inc.........    430,503       10,410
Thermo Electron Corp. (a)......     41,129        1,264
Unisys Corp. (a)...............     83,479        1,159
VERITAS Software Corp. (a).....    107,483        2,977
Waters Corp. (a)...............     29,957        1,431
Xerox Corp. (a)(f).............    196,242        2,846
Xilinx, Inc....................     85,504        2,848
Yahoo!, Inc. (a)...............    335,080       12,197
                                             ----------
                                                454,546
                                             ----------
MATERIALS - 2.9%
Air Products & Chemicals,
  Inc..........................     55,989        2,937
Alcoa, Inc.....................    216,146        7,139
Allegheny Technologies, Inc....     22,329          403

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Ball Corp......................     14,285   $    1,029
Bemis Co., Inc.................     26,928          761
Boise Cascade Corp.............     21,519          810
Dow Chemical Co................    232,899        9,479
E.I. Du Pont de Nemours & Co...    247,939       11,013
Eastman Chemical Co. (f).......     18,962          877
Ecolab, Inc....................     63,626        2,017
Engelhard Corp.................     31,730        1,025
Freeport-McMoRan Copper &
  Gold, Inc. Class B (f).......     43,114        1,429
Georgia-Pacific Group..........     62,740        2,320
Great Lakes Chemical Corp......     12,803          346
Hercules, Inc. (a).............     28,098          342
International Flavors &
  Fragrances, Inc..............     23,704          886
International Paper Co.........    120,756        5,398
Louisiana-Pacific Corp. (f)....     26,459          626
MeadWestvaco Corp..............     50,688        1,490
Monsanto Co....................     66,646        2,566
Newmont Mining Corp............    110,242        4,273
Nucor Corp. (f)................     19,802        1,520
Pactiv Corp. (a)...............     39,764          992
Phelps Dodge Corp. (a).........     23,305        1,806
PPG Industries, Inc............     42,390        2,649
Praxair, Inc...................     80,120        3,198
Rohm & Haas Co.................     55,096        2,291
Sealed Air Corp. (a)...........     20,836        1,110
Sigma-Aldrich Corp.............     17,493        1,043
Temple-Inland, Inc.............     13,714          950
United States Steel Corp.......     28,902        1,015
Vulcan Materials Co............     25,496        1,212
Weyerhaeuser Co................     60,024        3,789
Worthington Industries, Inc.
  (f)..........................     21,829          448
                                             ----------
                                                 79,189
                                             ----------

TELECOMMUNICATION SERVICES - 3.3%
ALLTEL Corp....................     77,398        3,918
AT&T Corp......................    195,647        2,862
AT&T Wireless Services, Inc.
  (a)..........................    677,138        9,697
BellSouth Corp.................    455,128       11,933
CenturyTel, Inc................     34,508        1,037
Citizens Communications Co.
  (a)(f).......................     72,077          872
Nextel Communications, Inc.
  Class A (a)..................    276,136        7,362
Qwest Communications
  International, Inc. (a)......    442,622        1,589
SBC Communications, Inc........    822,004       19,933
Sprint Corp. (Fon Group) (f)...    353,023        6,213
Verizon Communications, Inc....    689,298       24,946
                                             ----------
                                                 90,362
                                             ----------

UTILITIES - 2.8%
AES Corp. (a)..................    153,414        1,523

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Allegheny Energy, Inc.
  (a)(f).......................     31,899   $      492
Ameren Corp....................     45,642        1,961
American Electric Power Co.,
  Inc..........................     98,154        3,141
Calpine Corp. (a)(f)...........    104,452          451
CenterPoint Energy, Inc. (f)...     77,193          888
Cinergy Corp...................     43,558        1,655
CMS Energy Corp. (a)(f)........     38,505          351
Consolidated Edison, Inc.......     59,622        2,371
Constellation Energy Group,
  Inc..........................     40,903        1,550
Dominion Resources, Inc........     80,587        5,083
DTE Energy Co..................     42,546        1,725
Duke Energy Corp...............    225,277        4,571
Dynegy Inc. Class A (a)(f).....     94,930          404
Edison International...........     80,562        2,060
El Paso Corp. (f)..............    160,894        1,268
Entergy Corp...................     56,343        3,156
Exelon Corp....................    163,478        5,442
FirstEnergy Corp...............     81,312        3,042
FPL Group, Inc.................     45,389        2,903
KeySpan Corp. (f)..............     40,206        1,476
Kinder Morgan, Inc.............     30,938        1,834
Nicor, Inc. (f)................     11,213          381
NiSource, Inc..................     65,967        1,360
Peoples Energy Corp. (f).......      9,331          393
PG&E Corp. (a).................    103,823        2,901
Pinnacle West Capital Corp.....     23,081          932
PPL Corp.......................     44,468        2,041
Progress Energy, Inc...........     60,908        2,683
Public Service Enterprise
  Group, Inc...................     58,022        2,323
Sempra Energy..................     56,189        1,935
Southern Co....................    181,758        5,298
TECO Energy, Inc. (f)..........     47,476          569
TXU Corp.......................     79,748        3,231
Williams Cos., Inc.............    130,937        1,558
Xcel Energy, Inc...............     99,997        1,671
                                             ----------
                                                 74,623
                                             ----------
    TOTAL COMMON STOCKS (COST
      $2,195,921,918)..........               2,643,850
                                             ----------
                                    PAR
                                  AMOUNT       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
U. S. GOVERNMENT SECURITIES - 0.3%
United States Treasury Bill
  1.24% due 09/09/04 (b)(c)....  $7,910....  $    7,891
                                             ----------
    TOTAL U. S. GOVERNMENT
      SECURITIES (COST
      $7,890,928)..............                   7,891
                                             ----------

                                     SHARES
                                 --------------
                                 (IN THOUSANDS)
SHORT TERM INVESTMENTS - 4.0%
AIM Short Term Investment Prime
  Portfolio....................       54,533          54,533
Federated Money Market
  Obligations Trust............          484             484
State Street Navigator
  Securities Lending Prime
  Portfolio (d) (Note 4).......       53,666          53,666
                                                  ----------
TOTAL SHORT TERM INVESTMENTS
  (COST $108,682,911)..........................      108,683
                                                  ----------
TOTAL INVESTMENTS - 101.9% (COST
  $2,312,495,757)..............................    2,760,424
                                                  ----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (1.9)%..............................      (51,853)
                                                  ----------
NET ASSETS - 100%..............................   $2,708,571
                                                  ==========

SCHEDULE OF FUTURES CONTRACTS

                               NUMBER OF    UNREALIZED
                               CONTRACTS   APPRECIATION
                               ---------   ------------
                                (DOLLARS IN THOUSANDS)
S&P 500 Financial Futures
  Contracts (long) Expiration
  date 09/2004...............     229          $438
                                               ----
Total unrealized appreciation
  on open futures contracts
  purchased..................                  $438
                                               ====

---------------

(a) Non-income producing security.

(b) Security held as collateral in relation to initial margin requirements on futures contracts.

(c) Rate represents annualized yield at date of purchase.

(d) Security represents investment made with cash collateral received from securities loaned.

(e) All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

(f) All or a portion of these securities were on loan at June 30, 2004.

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)
--------------------------------------------------------------------------------
(amounts in thousands)

ASSETS:
    Investments in unaffiliated issuers at market
     (identified cost $2,309,667) - including $52,114 of
     securities loaned (Note 2).............................  $2,756,343
    Investments in non-controlled affiliates at market
     (identified cost $2,829) (Note 4)......................       4,081
    Receivables:
        Investment securities sold..........................       5,004
        Dividends and interest..............................       3,017
        Daily variation margin on futures contracts.........         263
                                                              ----------
        TOTAL ASSETS........................................   2,768,708
                                                              ----------
LIABILITIES:
    Payables:
        Investment securities purchased.....................       6,372
        Due upon return of securities loaned................      53,666
        Management fees (Note 4)............................          99
                                                              ----------
        TOTAL LIABILITIES...................................      60,137
                                                              ----------
NET ASSETS:.................................................  $2,708,571
                                                              ==========
COMPOSITION OF NET ASSETS:
    Paid-in capital.........................................  $2,260,205
    Net unrealized appreciation on investments and futures
     contracts..............................................     448,366
                                                              ----------
NET ASSETS..................................................  $2,708,571
                                                              ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (unaudited)
--------------------------------------------------------------------------------
(amounts in thousands)

INVESTMENT INCOME:
    Dividend income - unaffiliated issuers..................             $ 21,812
    Dividend income - non-controlled affiliated issuers.....                   26
    Interest................................................                   35
    Security lending income (Notes 2 and 4).................                   42
                                                                         --------
        TOTAL INVESTMENT INCOME.............................               21,915
EXPENSES:
    Management fees (Note 4)................................  $    605
                                                              --------
        TOTAL EXPENSES......................................                  605
                                                                         --------
NET INVESTMENT INCOME.......................................               21,310
                                                                         --------
REALIZED AND UNREALIZED GAIN (LOSS)
    Net realized gain (loss) on:
        Investments.........................................   (15,718)
        Futures contracts...................................     3,972
                                                              --------
                                                                          (11,746)
                                                                         --------
    Net change in unrealized appreciation (depreciation) on:
        Investments.........................................    82,027
        Futures contracts...................................    (1,578)
                                                              --------
                                                                           80,449
                                                                         --------
Net realized and unrealized gain............................               68,703
                                                                         --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........             $ 90,013
                                                                         ========

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE
                                                    SIX MONTHS    FOR THE YEAR
                                                       ENDED         ENDED
                                                     JUNE 30,     DECEMBER 31,
                                                       2004           2003
                                                    -----------   ------------
                                                    (UNAUDITED)
                                                      (AMOUNTS IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS:
OPERATIONS:
    Net investment income.........................  $   21,310     $   39,264
    Net realized loss on investments and futures
     contracts....................................     (11,746)       (90,744)
        Net change in unrealized appreciation
        (depreciation)............................      80,449        641,095
                                                    ----------     ----------
        NET INCREASE IN NET ASSETS RESULTING FROM
        OPERATIONS................................      90,013        589,615
                                                    ----------     ----------
CAPITAL TRANSACTIONS:
    Proceeds from contributions...................     170,219        547,305
    Contributions in-kind.........................          --         19,659
    Fair value of withdrawals.....................    (266,333)      (434,455)
                                                    ----------     ----------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
        CAPITAL TRANSACTIONS......................     (96,114)       132,509
                                                    ----------     ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS.......      (6,101)       722,124
NET ASSETS:
    Beginning of period...........................   2,714,672      1,992,548
                                                    ----------     ----------
    END OF PERIOD.................................  $2,708,571     $2,714,672
                                                    ==========     ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following table includes selected supplemental data and ratios to average net assets:

                                                      FOR THE
                                                    SIX MONTHS
                                                       ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                     JUNE 30,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2004           2003           2002           2001          2000*
                                                    -----------   ------------   ------------   ------------   ------------
                                                    (UNAUDITED)
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period (in thousands)......  $2,708,571     $2,714,672     $1,992,548     $2,692,298     $2,957,271
    Ratios to average net assets:
         Operating expenses.......................      0.045%+        0.045%         0.045%         0.045%         0.045%+
         Net investment income....................       1.59%+         1.74%          1.57%          1.34%          1.14%+
    Portfolio turnover rate**.....................          5%++          12%            13%            14%            18%++
    Total return (a)..............................       3.45%++       28.62%       (22.16)%       (11.94)%        (2.41%)++

---------------

*   The Portfolio commenced operations on March 1, 2000.

**  The Portfolio turnover rate excludes in-kind security transactions.

+   Annualized.

++  Not Annualized.

(a) Results represent past performance and are not indicative of future results.

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION:

     The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At June 30, 2004, only the Portfolio and State Street MSCI(R) EAFE(R) Index Portfolio had commenced operations. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

     The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

  Security Valuation

     The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

  Securities Transactions, Investment Income and Expenses

     Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

     All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

  Federal Income Taxes

     The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

  Futures

     The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500 Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the "SEC") requirements.

     The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

  Securities Lending

     The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities, sovereign debt, or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the six months ended June 30, 2004, the earned income for the Portfolio and State Street was $42,216 and $14,072, respectively.

     The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2004, the value of the securities loaned amounted to $52,114,053. The loans were collateralized with cash of $53,666,201, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio"), an affiliated investment company.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

3.   SECURITIES TRANSACTIONS:

     For the period ended June 30, 2004, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $126,860,440 and $157,484,871, respectively.

     At June 30, 2004, the book cost of investments was $2,312,495,757 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $647,568,272 and $199,640,408, respectively, resulting in net appreciation of $447,927,864.

4.   RELATED PARTY FEES AND TRANSACTIONS:

     The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees fees expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

     Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500 Index. The market value of each of these investments at June 30, 2004 is listed in the Portfolio of Investments.

     During the period, the Portfolio had investment transactions executed through State Street Global Markets LLC, a wholly owned subsidiary of State Street Corp., and an affiliated broker-dealer of SSgA. For the period ended June 30, 2004, the Portfolio paid brokerage commissions to State Street Global Markets LLC of $52,740.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

SCHEDULE OF INVESTMENTS
June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
COMMON STOCKS
Advertising Agencies - 0.6%
+24/7 Real Media, Inc. ...        3,400     $     18,768
 ADVO Systems, Inc. ......       10,535          346,812
+aQuantive, Inc. .........       16,500          163,020
+Catalina Marketing
  Corporation.............       15,600          285,324
 Grey Global Group Inc. ..          248          244,280
+R.H. Donnelley
  Corporation.............        7,433          325,119
+Valassis Communications,
  Inc. ...................       16,100          490,567
+ValueClick, Inc. ........       27,100          324,658
+Ventiv Health, Inc. .....        7,200          111,456
                                            ------------
                                               2,310,004
                                            ------------

Aerospace - 0.4%
 Curtiss-Wright
   Corporation............        6,434          361,526
+Ducommun Incorporated....        2,400           51,312
 HEICO Corporation (Class
   A).....................        6,426          117,275
+MTC Technologies, Inc. ..        1,700           43,894
+Moog Inc. (Class A)......        9,209          341,746
+Orbital Sciences
  Corporation.............       16,335          225,586
+Teledyne Technologies
  Incorporated............       12,334          246,927
 United Industrial
   Corporation............        5,000          116,750
                                            ------------
                                               1,505,016
                                            ------------

Agriculture, Fishing & Ranching - 0.1%
 Alico, Inc. .............        1,200           48,180
 Delta and Pine Land
   Company................       13,978          306,817
                                            ------------
                                                 354,997
                                            ------------

Air Transport - 0.9%
+AAR Corp. ...............       12,168          138,107
+AirTran Holdings,
  Inc. ...................       27,620          390,547
+Alaska Air Group,
  Inc. ...................        8,899          212,419
+America West Holdings
  Corporation (Class B)...       11,600          105,328
+Atlantic Coast Airlines
  Holdings, Inc. .........       15,023           86,232
+Aviall, Inc. ............        7,800          148,278
+Continental Airlines,
  Inc. (Class B)..........       22,100          251,277
 Delta Air Lines, Inc. ...       38,500          274,120
+EGL, Inc. ...............       12,995          345,667
+ExpressJet Holdings,
  Inc. ...................        9,600          116,544
+Frontier Airlines,
  Inc. ...................       11,755          127,894
+Mesa Air Group, Inc. ....       10,556           85,398

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+Northwest Airlines
  Corporation.............       22,400     $    249,088
+Offshore Logistics,
  Inc. ...................        7,785          218,914
+Pinnacle Airlines
  Corp. ..................        4,400           49,720
 SkyWest, Inc. ...........       21,300          370,833
                                            ------------
                                               3,170,366
                                            ------------

Aluminum - 0.1%
+Century Aluminum
  Company.................        5,502          136,395
+IMCO Recycling Inc. .....        6,300           83,286
                                            ------------
                                                 219,681
                                            ------------

Auto Parts - After Market - 0.2%
+Aftermarket Technology
  Corp. ..................        1,843           30,410
+Keystone Automotive
  Industries, Inc. .......        5,000          139,450
+Sports Resorts
  International, Inc. ....        3,200           12,160
 Standard Motor Products,
   Inc. ..................        3,300           48,609
 Superior Industries
   International, Inc. ...        7,399          247,497
+TBC Corporation..........        6,600          157,080
                                            ------------
                                                 635,206
                                            ------------

Auto Parts - Original Equipment - 0.5%
 ArvinMeritor, Inc. ......       21,500          420,755
+Collins & Aikman
  Corporation.............       12,678           70,870
+Hayes Lemmerz
  International, Inc. ....       10,700          161,570
 Noble International,
   Ltd. ..................        2,900           71,833
 Sauer-Danfoss, Inc. .....        2,273           38,800
+Stoneridge, Inc. ........        3,787           64,379
+Strattec Security
  Corporation.............          800           54,744
+Tenneco Automotive
  Inc. ...................       13,900          183,897
+Tower Automotive, Inc. ..       17,771           64,686
 Visteon Corporation......       42,900          500,643
                                            ------------
                                               1,632,177
                                            ------------

Auto Trucks & Parts - 0.2%
+A.S.V., Inc. ............        2,600           81,406
 Modine Manufacturing
   Co. ...................        8,194          260,979
+Wabash National
  Corporation.............        9,545          262,965
                                            ------------
                                                 605,350
                                            ------------

Banks - New York City - 0.0%
+Signature Bank...........          500           11,880
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
Banks - Outside New York City - 7.3%
 1st Source Corporation...        3,940     $     98,421
 ABC Bancorp..............        3,100           63,054
 AMCORE Financial, Inc. ..        8,318          250,871
 Alabama National
   BanCorporation.........        3,621          200,857
+AmericanWest
  Bancorporation..........        5,450          104,368
 Arrow Financial
   Corporation............        2,647           80,601
 BancFirst Corporation....        1,045           62,439
 BancorpSouth, Inc. ......       24,000          540,720
 BancTrust Financial
   Group, Inc. ...........        1,200           20,964
+The Bankcorp Bank........        4,000           70,840
 Bank of Granite Corp. ...        4,086           85,438
 Bank of the Ozarks,
   Inc. ..................        3,000           69,900
 Banner Corporation.......        3,313           96,276
 Boston Private Financial
   Holdings, Inc. ........       10,493          243,018
 Bryn Mawr Bank
   Corporation............        2,300           52,325
 CB Bancshares, Inc. .....        1,450          135,140
 CVB Financial Corp. .....       12,128          264,148
 Camden National
   Corporation............        1,600           52,912
 Capital City Bank Group,
   Inc. ..................        2,577          102,023
+Capital Corp of the
  West....................        1,700           66,028
+Capital Crossing Bank....          300           16,749
 Capitol Bancorp Ltd. ....        2,300           59,823
 Cascade Bancorp..........        5,500          100,980
 Cathay Bancorp, Inc. ....        7,222          481,707
 Center Financial
   Corporation............        3,200           48,480
+Central Coast Bancorp....        2,886           52,814
 Central Pacific Financial
   Corp. .................        5,038          138,545
 Century Bancorp, Inc.
   (Class A)..............        2,200           72,358
 Chemical Financial
   Corporation............        7,951          293,312
 Chittenden Corporation...       12,226          429,744
 Citizens Banking
   Corporation............       15,500          481,275
 City Holding Company.....        6,593          208,207
 CityBank.................        2,299           73,637
 Clifton Savings Bancorp,
   Inc. ..................        1,800           21,258
 CoBiz Inc. ..............        4,126           57,063
 Columbia Bancorp.........        1,900           55,518
 Columbia Banking System,
   Inc. ..................        6,241          138,550
 Community Bank System,
   Inc. ..................        8,300          189,157

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
 Community Banks, Inc. ...        3,177     $     93,308
 Community First
   Bankshares, Inc. ......       13,240          426,196
 Community Trust Bancorp,
   Inc. ..................        3,567          108,794
 Corus Bankshares,
   Inc. ..................        5,152          211,799
 East West Bancorp,
   Inc. ..................       17,796          546,337
 FNB Corporation..........        1,900           54,758
 Farmers Capital Bank
   Corporation............        1,885           67,106
 Fifth Third Bancorp......            1               53
 Financial Institutions,
   Inc. ..................        1,700           41,990
 First Bancorp............        2,024           67,662
 First Busey
   Corporation............        2,676           78,246
 First Charter
   Corporation............        9,523          207,506
 First Citizens
   BancShares, Inc. (Class
   A).....................        2,047          249,734
 First Commonwealth
   Financial
   Corporation............       21,440          278,077
 First Community Bancorp..        4,400          169,136
 First Community
   Bancshares, Inc. ......        2,894           96,949
 First Financial
   Bancorp................       10,087          178,742
 First Financial
   Bankshares, Inc. ......        4,165          174,638
 First Financial
   Corporation............        4,444          141,764
 First Merchants
   Corporation............        5,546          143,919
 First Midwest Bancorp,
   Inc. ..................       14,500          510,545
 First Oak Brook
   Bancshares, Inc. ......        1,150           34,845
 The First of Long Island
   Corporation............          600           27,468
 First State
   Bancorporation.........        3,600          110,592
 Firstbank Corp. .........       10,500          427,875
+Franklin Bank
  Corporation.............        4,900           77,518
 Frontier Financial
   Corporation............        4,741          165,651
 GB&T Bancshares, Inc. ...        1,000           23,900
 German American
   Bancorp................        2,035           34,188
 Glacier Bancorp, Inc. ...        7,075          199,303
 Gold Banc Corporation....       15,422          239,041
 Greater Bay Bancorp......       18,200          525,980
 Hancock Holding
   Company................        9,054          263,109
 Hanmi Financial
   Corporation............        4,152          122,484
 Harleysville National
   Corporation............        8,248          211,149
 Heartland Financial USA,
   Inc. ..................        3,000           55,050

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
 Humboldt Bancorp.........        6,880     $    143,861
 Independent Bank
   Corp.(Massachusetts)...        4,845          140,263
 Independent Bank
   Corporation
   (Michigan).............        7,281          184,937
 Integra Bank
   Corporation............        5,074          111,780
 Interchange Financial
   Services Corporation...        3,400           84,592
 International Bancshares
   Corporation............        3,996          162,038
 Irwin Financial
   Corporation............        5,848          154,387
 Lakeland Bancorp,
   Inc. ..................        3,998           64,528
 Lakeland Financial
   Corporation............        1,700           56,950
 MB Financial, Inc. ......        5,950          219,020
 MBT Financial Corp. .....        3,477           63,351
 Macatawa Bank
   Corporation............        2,677           73,591
 Main Street Banks,
   Inc. ..................        4,256          119,594
 MainSource Financial
   Group, Inc. ...........        3,016           61,225
 Mercantile Bank
   Corporation............        2,380           86,751
 Mercantile Bankshares
   Corporation............            1               47
 Mid-State Bancshares.....        7,950          186,905
 Midwest Banc Holdings,
   Inc. ..................        3,580           79,834
 NBC Capital Corporation..        2,129           57,462
 NBT Bancorp Inc. ........       10,913          243,796
 Nara Bancorp, Inc. ......        7,900          135,327
 National Penn Bancshares,
   Inc. ..................        7,330          217,994
 Old Second Bancorp,
   Inc. ..................        2,188          115,417
 Omega Financial
   Corporation............        2,541           87,487
 Oriental Financial Group
   Inc. ..................        5,653          153,027
 Pacific Capital
   Bancorp................       15,063          423,713
 Park National
   Corporation............        4,300          549,153
 Peapack-Gladstone
   Financial
   Corporation............        2,180           70,022
 PennRock Financial
   Services Corp. ........        1,761           53,182
 Peoples Bancorp Inc. ....        4,910          130,557
 The Peoples Holding
   Company................        2,432           84,050
+Piper Jaffray Companies,
  Inc. ...................        5,800          262,334
 PrivateBancorp, Inc. ....        6,696          183,872
 Prosperity Bancshares,
   Inc. ..................        5,200          126,620

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
 Provident Bancshares
   Corporation............       12,024     $    346,772
 R & G Financial
   Corporation (Class B)..       10,311          340,882
 Republic Bancorp Inc. ...       21,190          294,541
 Republic Bancorp, Inc.
   (Class A)..............        2,684           54,190
 Riggs National
   Corporation............        6,701          141,525
 Royal Bancshares of
   Pennsylvania, Inc. ....        1,416           35,117
 SCBT Financial
   Corporation............        2,330           70,250
 S&T Bancorp, Inc. .......        7,863          251,459
 S.Y. Bancorp, Inc. ......        2,800           65,548
 Sandy Spring Bancorp,
   Inc. ..................        4,814          167,287
 Santander BanCorp........        1,458           36,042
 Seacoast Banking
   Corporation of
   Florida................        3,858           80,748
 Security Bank
   Corporation............          700           24,325
+Silicon Valley
  Bancshares..............       11,700          463,905
 Simmons First National
   Corporation (Class A)..        4,400          114,532
 Smithtown Bancorp,
   Inc. ..................          900           36,189
 Southern Community
   Financial
   Corporation............        2,000           20,880
 Southside Bancshares,
   Inc. ..................        2,985           62,685
 Southwest Bancorp,
   Inc. ..................        5,400           98,550
 Southwest Bancorporation
   of Texas, Inc. ........       12,152          536,146
 State Bancorp, Inc. .....        2,168           52,970
 State Financial Services
   Corporation............        1,800           53,388
 Sterling Bancshares,
   Inc. ..................       16,576          235,213
 Sterling Financial
   Corporation............        7,162          186,427
 Suffolk Bancorp..........        3,600          117,360
+Sun Bancorp, Inc. (New
  Jersey).................        3,688           78,407
 Susquehanna Bancshares,
   Inc. ..................       15,216          382,841
 Taylor Capital Group,
   Inc. ..................          200            4,350
+Texas Capital Bancshares,
  Inc. ...................        5,300           87,980
 Texas Regional
   Bancshares, Inc. (Class
   A).....................        9,784          449,183
 Tompkins Trustco,
   Inc. ..................        2,620          124,450
 TriCo Bancshares.........        3,700           69,930
 TrustCo Bank Corp NY.....       24,661          323,059
 Trustmark Corporation....       14,400          416,448

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
 UMB Financial
   Corporation............        4,976     $    256,861
 U.S.B. Holding
   Co., Inc. .............        3,648           83,612
 Umpqua Holdings
   Corporation............       11,170          234,458
 Union Bankshares
   Corporation............        2,400           75,840
 United
   Bankshares, Inc. ......       11,300          367,250
 United Community
   Banks, Inc. ...........        9,000          226,620
 Univest Corporation of
   Pennsylvania...........        1,900           96,900
 Unizan Financial
   Corp. .................        7,219          188,416
+Virginia Commerce
  Bancorp, Inc. ..........        2,800           82,628
 Virginia Financial
   Group, Inc. ...........        2,300           79,005
 Washington Trust
   Bancorp, Inc. .........        4,400          114,268
 WesBanco, Inc. ..........        6,363          185,354
 Westamerica
   Bancorporation.........        9,900          519,255
 West Bancorporation......        3,800           66,462
 West Coast Bancorp.......        4,700          100,768
+Western Sierra Bancorp...        2,120           65,656
+Wilshire State Bank......        3,300           80,916
 Wintrust Financial
   Corporation............        7,400          373,774
 Yardville National
   Bancorp................        4,200          105,000
                                            ------------
                                              25,959,221
                                            ------------

Beverage - Brewers (Wineries) - 0.1%
+The Boston Beer
  Company, Inc.(Class A)..        2,500           50,350
+The Robert Mondavi
  Corporation (Class A)...        4,242          157,039
                                            ------------
                                                 207,389
                                            ------------

Beverage - Soft Drinks - 0.1%
 Coca-Cola Bottling Co.
   Consolidated...........          987           57,137
 Farmer Brothers Co. .....        1,710           45,879
+Hansen Natural
  Corporation.............        2,100           52,857
 National Beverage
   Corp. .................        2,390           23,733
+Peets Coffee & Tea
  Inc. ...................        3,900           97,461
                                            ------------
                                                 277,067
                                            ------------

Biotechnology Research & Production - 2.5%
+ABIOMED, Inc. ...........        3,600           45,288
+ARIAD
 Pharmaceuticals, Inc. ...       18,019          134,962
+AVANT
  Immunotherapeutics, Inc. ..      24,600         65,436

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+Abgenix, Inc. ...........       28,500     $    334,020
+Accelry's Inc. ..........        8,285           81,690
+Aksys,Ltd. ..............        5,600           32,648
+Albany Molecular
  Research, Inc. .........        9,787          126,546
+Alexion
 Pharmaceuticals, Inc. ...        7,280          135,408
+Antigenics Inc. .........       10,713           91,703
+Applera Corporation -
  Celera Genomics Group...       24,200          278,542
+Array BioPharma Inc. ....        5,800           46,110
+ArthroCare Corporation...        8,020          233,222
+Axonyx Inc. .............       20,300          105,357
+Barrier Therapeutics
  Inc. ...................          900           12,618
+Bioenvision, Inc. .......        4,200           36,792
+CancerVax Corporation....        3,400           25,874
+Cell Genesys, Inc. ......       14,824          154,021
+Cell
  Therapeutics, Inc. .....       16,731          123,307
+Ciphergen
  Biosystems, Inc. .......        7,700           56,364
+Corixa Corporation.......       18,557           86,661
+Cubist
 Pharmaceuticals, Inc. ...       14,967          166,134
+CuraGen Corporation......       13,600           81,736
+Curis, Inc. .............        9,700           42,874
+Cypress
  Bioscience, Inc. .......        8,300          113,046
+Cytokinetics,
  Incorporated............        1,300           19,305
+DOV
  Pharmaceutical, Inc. ...        5,500           76,780
+deCODE GENETICS, Inc. ...       15,900          135,150
+Digene Corporation.......        4,424          161,609
+Discovery
  Laboratories, Inc. .....       14,700          140,973
+Diversa Corporation......        7,878           79,804
+Dyax Corp. ..............       10,200          119,850
+Encysive Pharmaceuticals
  Inc. ...................       17,496          148,716
+Enzon, Inc. .............       15,100          192,676
+Exelixis, Inc. ..........       19,518          196,937
+Genencor International
  Inc. ...................        1,900           31,103
+Genta Incorporated.......       27,097           67,743
+Geron Corporation........       16,129          130,484
+Human Genome
  Sciences, Inc. .........       40,900          475,667
+Immunomedics, Inc. ......       14,209           69,198
+Incyte Genomics, Inc. ...       22,924          175,139
+Inkine Pharmaceutical
  Company, Inc. ..........       11,200           43,456
+Integra LifeSciences
  Holdings................        7,100          250,417
+InterMune Inc. ..........        9,514          146,706
+Isolagen Inc. ...........        9,300           95,604

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+Kensey Nash Corporation..        3,900     $    134,550
+Keryx
  Biopharmaceuticals, Inc. ..       5,600         70,896
+Kosan
  Biosciences, Inc. ......        5,700           45,030
+Lexicon Genetics
  Incorporated............       18,605          145,863
+Marshall Edwards Inc. ...          300            2,259
+Maxim
 Pharmaceuticals, Inc. ...       11,400          110,010
+Maxygen Inc. ............        7,301           77,172
+Myogen, Inc. ............        2,300           17,848
+Myriad Genetics, Inc. ...        9,400          140,248
+NPS
 Pharmaceuticals, Inc. ...       11,423          239,883
+Nabi Biopharmaceuticals..       19,054          270,948
+Nanogen, Inc. ...........       14,400           96,768
+Neurogen Corporation.....        5,600           41,888
+Northfield Laboratories
  Inc. ...................        7,900          112,654
+Nuvelo, Inc. ............       11,200          107,744
+Oscient Pharmaceutical
  Corporation.............       16,200           82,782
+Palatin Technologies,
  Inc. ...................       13,000           54,730
+Peregrine
  Pharmaceuticals,
  Inc. ...................       40,555           58,805
+Pharmos Corporation......       24,200           97,526
+Progenics
  Pharmaceuticals,
  Inc. ...................        3,900           65,676
+Regeneration
  Technologies, Inc. .....        7,700           82,621
+Rigel Pharmaceuticals,
  Inc. ...................        2,178           30,949
+Seattle Genetics,
  Inc. ...................        7,800           54,834
+Serologicals
  Corporation.............        9,372          187,346
+Tanox, Inc. .............        8,245          157,232
+Telik, Inc. .............       15,432          368,362
+Third Wave Technologies..        4,800           21,552
+Transkaryotic Therapies,
  Inc. ...................       10,940          163,662
+Trimeris, Inc. ..........        5,638           81,356
+VaxGen, Inc. ............        6,500           92,040
+Vicuron Pharmaceuticals
  Inc. ...................       15,506          194,755
+Vion Pharmaceuticals,
  Inc. ...................       23,100           93,786
+Zymogenetics, Inc. ......        5,000           95,000
                                            ------------
                                               8,964,451
                                            ------------

Building Materials - 0.4%
 Ameron International
   Corporation............        2,600           88,738
 Building Materials
   Holding Corporation....        5,100           96,543
 LSI industries Inc. .....        6,512           74,888

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+NCI Building Systems,
  Inc. ...................        7,468     $    243,083
 Simpson Manufacturing
   Co., Inc. .............        5,466          306,752
 Texas Industries,
   Inc. ..................        7,845          322,979
+Trex Company, Inc. ......        3,409          128,690
 Watsco, Inc. ............        6,165          173,052
                                            ------------
                                               1,434,725
                                            ------------

Building - Air Conditioning - 0.2%
 Lennox International
   Inc. ..................       14,635          264,894
 York International
   Corporation............       13,738          564,220
                                            ------------
                                                 829,114
                                            ------------

Building - Cement - 0.1%
+Eagle Materials Inc. ....        6,277          445,793
+U.S. Concrete, Inc. .....        3,200           22,560
                                            ------------
                                                 468,353
                                            ------------

Building - Heating & Plumbing - 0.1%
+Aaon, Inc. ..............        1,800           36,342
+Jacuzzi Brands, Inc. ....       24,950          201,097
                                            ------------
                                                 237,439
                                            ------------

Building - Miscellaneous - 0.1%
+Comfort Systems USA,
  Inc. ...................        9,300           59,427
+Drew Industries
  Incorporated............        3,100          126,170
+Griffon Corporation......        8,447          188,199
                                            ------------
                                                 373,796
                                            ------------

Building - Roofing & Wallboard - 0.1%
 ElkCorp..................        6,651          159,225
+USG Corporation..........       12,300          216,234
                                            ------------
                                                 375,459
                                            ------------

Cable Television Services - 0.2%
+Charter Communications,
  Inc. (Class A)..........       89,300          350,056
+Crown Media Holdings,
  Inc. (Class A)..........        5,898           50,251
+Insight Communications
  Company, Inc. ..........       17,500          162,050
+TiVo Inc. ...............       17,994          127,577
                                            ------------
                                                 689,934
                                            ------------

Casinos & Gambling - 0.8%
+Ameristar Casinos,
  Inc. ...................        4,600          154,468
+Argosy Gaming Company....        7,825          294,220
+Aztar Corporation........       11,491          321,748
 Boyd Gaming
   Corporation............       10,715          284,698

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
 Churchill Downs
   Incorporated...........        1,632     $     66,422
 Dover Downs Gaming &
   Entertainment, Inc. ...        3,178           35,753
+Empire Resorts, Inc. ....        1,400           19,572
+Isle of Capri Casinos,
  Inc. ...................        6,175          107,754
+Lakes Gaming Inc. .......        6,700           77,653
+MTR Gaming Group, Inc. ..        9,000           98,550
+Magna Entertainment Corp.
  (Class A)...............       17,300          102,070
+Multimedia Games, Inc. ..        8,700          233,334
+Pinnacle Entertainment,
  Inc. ...................       11,764          148,344
+Scientific Games
  Corporation.............       18,400          352,176
+Shuffle Master, Inc. ....        8,400          305,004
+WMS Industries Inc. .....        6,412          191,078
                                            ------------
                                               2,792,844
                                            ------------
Chemicals - 1.9%
 A. Schulman, Inc. .......       11,706          251,562
 Aceto Corporation........        6,750          118,800
 Airgas, Inc. ............       18,500          442,335
 Albemarle Corp. .........       11,000          348,150
 American Vanguard
   Corporation............        1,200           40,476
 Arch Chemicals, Inc. ....        6,456          186,062
+Cabot Microelectronics
  Corporation.............        7,400          226,514
 Calgon Carbon
   Corporation............       11,201           75,047
 Cambrex Corporation......        7,385          186,324
 Crompton Corporation.....       37,960          239,148
 Cytec Industries Inc. ...       12,100          549,945
+Energy Conversion
  Devices, Inc. ..........        5,464           61,525
+Exide Technologies.......        9,200          188,140
+FMC Corporation..........       12,100          521,631
 Georgia Gulf
   Corporation............        9,937          356,341
 Great Lakes Chemical
   Corporation............       15,500          419,430
+Hercules Incorporated....       35,700          435,183
 MacDermid, Inc. .........        8,967          303,533
+Medis Technologies
  Ltd. ...................        3,641           59,057
+Millennium Chemicals
  Inc. ...................       22,240          385,197
 NL Industries, Inc. .....        2,634           38,193
+NewMarket Corporation....        4,400           94,468
+NuCo2 Inc. ..............          900           17,730
+OM Group, Inc. ..........       10,200          336,702
 Octel Corp. .............        3,900          102,687
+Omnova Solutions Inc. ...       10,595           64,630
+PolyOne Corporation......       30,667          228,162

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
 Quaker Chemical
   Corporation............        2,700     $     74,574
 Stepan Company...........        1,755           45,893
+Ultralife Batteries,
  Inc. ...................        3,600           69,696
+Valence Technology,
  Inc. ...................       15,300           50,643
+W.R. Grace & Co. ........       25,300          156,860
                                            ------------
                                               6,674,638
                                            ------------

Commercial Information Services - 0.4%
+Arbitron Inc. ...........       11,158          407,490
+CMGI Inc. ...............      124,900          243,555
+infoUSA Inc. ............        8,561           86,809
+LECG Corporation.........        5,700           98,667
+LookSmart, Ltd. .........       31,600           68,572
+MarketWatch.com, Inc. ...        1,600           18,768
+Neoforma, Inc. ..........        3,100           37,634
+ProQuest Company.........        7,974          217,292
+SOURCECORP,
  Incorporated............        6,053          166,579
                                            ------------
                                               1,345,366
                                            ------------

Communications & Media - 0.0%
+Entravision
  Communications
  Corporation (Class A)...       12,800           98,304
                                            ------------

Communications Technology - 2.3%
+Airspan Networks Inc. ...       13,800           76,452
+Anaren Microwave,
  Inc. ...................        7,522          122,909
 Anixter International
   Inc. ..................        9,972          339,347
+Ariba, Inc. .............      103,700          205,326
+Aspect Communications
  Corporation.............       13,500          191,700
+Atheros Communications...        1,400           14,756
+Avanex Corporation.......       19,278           74,991
 Bel Fuse Inc. ...........        3,159          131,730
 Black Box Corporation....        5,388          254,637
+Brocade Communications
  Systems, Inc. ..........       82,100          490,958
+CSG Systems
  International, Inc. ....       18,600          385,020
+Captaris Inc. ...........        7,200           46,512
+Carrier Access
  Corporation.............        5,100           60,792
+Catapult Communications
  Corporation.............        1,672           38,456
+CommScope, Inc. .........       18,788          403,003
+Comtech
  Telecommunications
  Corp. ..................        5,650          127,464
+Corvis Corporation.......      129,500          182,595
+Digi International
  Inc. ...................        5,000           53,600
+Ditech Communications
  Corporation.............        9,400          219,396
+Eagle Broadband, Inc. ...       44,300           43,857

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+Echelon Corporation......        9,313     $    104,212
+Enterasys Networks,
  Inc. ...................       69,600          146,856
+Entrust Technologies
  Inc. ...................       20,200           90,900
+Extreme Networks,
  Inc. ...................       35,800          197,616
+Finisar Corporation......       52,100          103,158
+FreeMarkets, Inc. .......       10,925           71,231
+Harmonic Inc. ...........       25,496          217,226
+Inet Technologies,
  Inc. ...................        5,700           71,079
+Infonet Services
  Corporation (Class B)...       16,700           29,225
 Inter-Tel Inc. ..........        7,977          199,186
+InterVoice-Brite,
  Inc. ...................       11,100          127,317
+Ixia.....................        6,629           65,229
+j2 Global Communications,
  Inc. ...................        5,400          150,120
+KVH Industries, Inc. ....        6,100           77,653
+Marimba, Inc. ...........        4,100           33,333
+NETGEAR, Inc. ...........        6,600           70,884
+NMS Communications
  Corporation.............       12,500           92,250
+Net2Phone, Inc. .........       15,680           71,030
+Network Equipment
  Technologies, Inc. .....        6,400           52,224
+Novatel Wireless,
  Inc. ...................        7,000          185,500
+Oplink Communications,
  Inc. ...................       35,419           68,004
+Optical Communication
  Products, Inc. .........        6,083           14,843
+Paradyne Networks,
  Inc. ...................        9,400           51,700
+REMEC, Inc. .............       22,740          143,717
+Redback Networks Inc. ...       10,300           66,023
+SeaChange International,
  Inc. ...................        8,908          150,367
+Secure Computing
  Corporation.............       13,588          158,300
+Sonus Networks, Inc. ....       75,200          359,456
+Standard Microsystems
  Corporation.............        6,110          142,485
+Stratex Networks,
  Inc. ...................       27,871           82,219
+Sycamore Networks,
  Inc. ...................       57,900          244,917
 TALX Corporation.........        5,620          137,297
+Tekelec..................       17,900          325,243
+Terremark Worldwide,
  Inc. ...................       80,300           68,255
+TippingPoint
  Technologies, Inc. .....          400           10,156
+Ulticom, Inc. ...........        2,640           30,888
+Verso Technologies,
  Inc. ...................       35,500           60,350
+ViaSat, Inc. ............        6,901          172,180
+WJ Communications,
  Inc. ...................       16,100           56,994
+WebEx Communications,
  Inc. ...................       10,031          218,275
+Westell Technologies,
  Inc. ...................       16,300           83,130

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+Zhone Technologies,
  Inc. ...................       14,975     $     57,804
                                            ------------
                                               8,322,333
                                            ------------

Computer Services Software & Systems - 4.8%
+@Road, Inc. .............       11,300           86,445
+ANSYS, Inc. .............        5,216          245,152
+ActivCard Corp. .........       14,000          101,640
+Actuate Corporation......       11,800           46,610
+Agile Software
  Corporation.............       17,302          151,393
+Altiris, Inc. ...........        6,100          168,421
+Ansoft Corporation.......          600            9,156
+AnswerThink Consulting
  Group, Inc. ............       11,900           68,187
+Anteon International
  Corporation.............        7,900          257,698
+Ascential Software
  Corporation.............       21,095          337,309
+AsianInfo Holdings,
  Inc. ...................       12,897           68,096
+Aspen Technology, Inc. ..       16,308          118,396
+Authentidate Holding
  Corp. ..................        7,900           86,347
+Blue Coat Systems,
  Inc. ...................        3,600          120,564
+Borland Software
  Corporation.............       27,667          234,893
+CACI International Inc.
  (Class A)...............       10,016          405,047
+CIBER, Inc. .............       16,902          138,934
+Chordiant Software,
  Inc. ...................       27,800          126,768
+Clarus Corporation.......        2,800           32,396
+Concord Communications,
  Inc. ...................        6,100           69,601
+Concur Technologies,
  Inc. ...................        8,400           89,880
+Covansys Corporation.....        4,900           50,617
+Dendrite International,
  Inc. ...................       11,964          222,291
+Digimarc Corporation.....        5,137           68,579
+Digital River, Inc. .....       10,000          326,300
+DigitalNet Holdings,
  Inc. ...................        1,000           20,330
+Digitas Inc. ............       15,607          172,145
+eCollege.com.............        6,600          105,600
+EPIQ Systems, Inc. ......        4,545           65,903
+E.piphany, Inc. .........       25,180          121,619
+Electronics for Imaging,
  Inc. ...................       17,739          501,304
+Embarcadero Technologies,
  Inc. ...................        5,930           73,295
+Epicor Software
  Corporation.............       12,600          177,030
+Equinix, Inc. ...........        2,600           88,244
+F5 Networks, Inc. .......       11,419          302,375
+Gartner Group, Inc.
  (Class A)...............       22,559          298,230

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+Group 1 Software,
  Inc. ...................        4,100     $     94,095
+Hyperion Solutions
  Corporation.............       13,106          572,994
+iGATE Capital
  Corporation.............        4,300           17,114
+Infocrossing, Inc. ......        3,800           51,300
+Informatica
  Corporation.............       25,500          194,565
+Internet Capital Group,
  Inc. ...................       15,100          115,364
+Internet Security
  Systems, Inc. ..........       13,400          205,556
+InterVideo Inc. .........        1,500           19,410
+Interwoven, Inc. ........       14,425          145,693
+JDA Software Group,
  Inc. ...................       10,208          134,439
+Jupitermedia
  Corporation.............        6,700           94,872
+Keane, Inc. .............       16,958          232,155
+Keynote Systems, Inc. ...        4,438           61,023
+Kintera Inc. ............          300            3,129
+LTC StorageNetworks,
  Inc. ...................        1,600                0
+Lawson Software, Inc. ...       15,200          107,616
+Lionbridge Technologies,
  Inc. ...................       15,000          114,750
+MAPICS, Inc. ............        7,400           78,144
+MRO Software, Inc. ......        5,974           81,306
+MSC.Software Corp. ......        7,600           68,020
+Macrovision Corporation..       15,500          387,965
+Magma Design Automation,
  Inc. ...................        8,200          157,686
+Manhattan Associates,
  Inc. ...................        9,139          282,212
+ManTech International
  Corporation (Class A)...        5,600          105,112
+Manugistics Group,
  Inc. ...................       23,000           75,210
+MapInfo Corporation......        8,200           86,920
+MatrixOne, Inc. .........       16,097          111,230
+Mentor Graphics
  Corporation.............       24,100          372,827
+Mercury Computer Systems,
  Inc. ...................        8,156          202,269
+Merge Technologies
  Incorporated............        2,400           35,256
+Micros Systems, Inc. ....        6,099          292,569
+Micromuse, Inc. .........       25,900          173,271
+MicroStrategy
  Incorporated (Class A)..        4,500          192,150
+Netegrity, Inc. .........        8,355           70,683
+NetIQ Corporation........       18,874          249,137
+NetScout Systems,
  Inc. ...................        5,185           34,169
+OPNET Technologies,
  Inc. ...................        3,900           51,090
+Open Solutions Inc. .....        4,800          119,904
+Openwave Systems Inc. ...       21,333          270,929
+Opsware, Inc. ...........       17,000          134,640
+PC-Tel, Inc. ............        6,926           81,727

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+PDF Solutions, Inc. .....        3,300     $     27,951
+PEC Solutions, Inc. .....        2,077           24,779
+Packeteer, Inc. .........       10,907          176,148
+PalmSource, Inc. ........        5,257           90,105
+Parametric Technology
  Corporation.............       84,200          421,000
+Pegasystems Inc. ........        1,400           12,250
+Pinnacle Systems,
  Inc. ...................       21,791          155,806
+Progress Software
  Corporation.............       11,308          245,044
 QAD Inc. ................        3,500           37,135
+Quest Software, Inc. ....       14,900          192,210
+RealNetworks, Inc. ......       33,200          227,088
+Retek Inc. ..............       19,400          119,116
+SERENA Software, Inc. ...        9,397          179,389
+SI International Inc. ...          600           12,234
+SPSS Inc. ...............        3,789           68,088
+SRA International, Inc.
  (Class A)...............        3,500          148,120
 SS&C Technologies,
   Inc. ..................        5,500          102,850
+SYNNEX Corporation.......          800           12,560
+SafeNet, Inc. ...........        7,099          196,500
+Sapient Corporation......       27,992          168,232
+ScanSoft, Inc. ..........       26,795          132,635
+SeeBeyond Technology
  Corporation.............       15,427           58,160
+SonicWALL, Inc. .........       17,841          153,433
+Staktek Holdings Inc. ...          800            4,200
+Stellent, Inc. ..........        5,800           49,532
+Support.com, Inc. .......       14,400          124,992
+Sykes
Enterprises,Incorporated..        8,261           62,453
 Syntel, Inc. ............        1,583           26,199
+Tier Technologies, Inc.
  (Class B)...............        5,500           53,570
+Transaction Systems
  Architects, Inc. (Class
  A)......................       13,185          283,873
+The TriZetto Group,
  Inc. ...................        8,708           58,344
+Tumbleweed Communications
  Corporation.............       11,800           50,268
+Tyler Technologies,
  Inc. ...................       12,200          115,412
+The Ultimate Software
  Group, Inc. ............        6,700           67,670
+Verint Systems Inc. .....        3,100          106,082
+Verity, Inc. ............        9,867          133,303
+Vignette Corporation.....       95,700          158,862
+WatchGuard Technologies,
  Inc. ...................       12,662           91,420
+webMethods, Inc. ........       17,220          147,575
+Websense, Inc. ..........        7,651          284,847
+Wind River Systems,
  Inc. ...................       25,200          296,352
+Witness Systems, Inc. ...        8,300          100,845
+Xybernaut Corporation....       46,200           77,616

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+ZixIt Corporation........        9,100     $     72,254
+Zoran Corporation........       14,208          260,717
                                            ------------
                                              17,022,515
                                            ------------

Computer Technology - 1.8%
+Adaptec, Inc. ...........       39,800          336,708
+Advanced Digital
  Information
  Corporation.............       23,034          223,430
+CompuCom Systems, Inc. ..        4,900           22,246
+Constellation 3D,
  Inc. ...................        2,000                0
+Cray, Inc. ..............       28,400          188,008
+CyberGuard Corporation...        4,300           35,088
+Dot Hill Systems
  Corp. ..................       14,400          161,424
+Emulex Corporation.......       25,900          370,629
+FalconStor Software,
  Inc. ...................        9,809           75,725
+FileNET Corporation......       13,082          412,999
+Gateway Inc. ............       73,800          332,100
+Hutchinson Technology
  Incorporated............        8,417          206,974
 Imation Corp. ...........       10,900          464,449
+InFocus Corporation......       15,566          132,311
+Intergraph Corp. ........       13,196          341,249
 Iomega Corporation.......       19,703          109,943
+Komag,Incorporated.......       10,500          146,685
+Lexar Media, Inc. .......       25,474          170,166
+McDATA Corporation (Class
  A)......................       35,400          190,452
+Mobility Electronics,
  Inc. ...................        6,100           51,362
+Overland Storage,
  Inc. ...................        4,300           57,147
+PalmOne, Inc. ...........       13,894          483,094
+Perot Systems Corporation
  (Class A)...............       25,200          334,404
+Quantum Corporation - DLT
  & Storage Systems.......       53,000          164,300
+RSA Security Inc. .......       19,200          393,024
+RadiSys Corporation......        6,242          115,914
+Safeguard Scientifics,
  Inc. ...................       40,047           92,108
+Silicon Graphics,
  Inc. ...................       78,807          173,375
+SimpleTech, Inc. ........        1,200            4,092
+Stratasys, Inc. .........        3,700           91,612
+Synaptics Incorporated...        8,300          158,945
+Trident Microsystems,
  Inc. ...................        4,600           51,566
+UNOVA, Inc. .............       16,909          342,407
                                            ------------
                                               6,433,936
                                            ------------

Construction - 0.2%
 Brookfield Homes
   Corporation............        3,900          102,141
+EMCOR Group, Inc. .......        5,018          220,692
 Granite Construction
   Incorporated...........       11,071          201,824
+Perini Corporation.......        3,900           41,613

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+Washington Group
  International, Inc. ....        8,400     $    301,476
                                            ------------
                                                 867,746
                                            ------------

Consumer Electronics - 1.1%
+Alloy, Inc. .............       14,567           89,587
+Atari, Inc. .............        4,653           11,214
+CNET Networks, Inc. .....       42,300          468,261
+Digital Theater Systems
  Inc. ...................        4,700          122,905
+DoubleClick Inc. ........       37,300          289,821
+EarthLink, Inc. .........       44,100          456,435
+FindWhat.com.............        5,500          127,270
+InfoSpace, Inc. .........       10,600          403,224
+Internap Network Services
  Corporation.............       62,700           75,867
+iPass Inc. ..............       12,600          133,434
+iVillage Inc. ...........        5,800           36,830
+Lifeline Systems,
  Inc. ...................        2,400           56,784
+Midway Games Inc. .......       12,374          142,548
+NIC Inc. ................       10,300           73,851
+Navarre Corporation......        8,300          119,437
+PLATO Learning, Inc. ....        7,300           72,343
+Sohu.com Inc. ...........        8,200          163,016
+THQ Inc. ................       12,625          289,113
+Take-Two Interactive
  Software, Inc. .........       14,314          438,581
+United Online, Inc. .....       16,250          286,163
+Universal Electronics
  Inc. ...................        4,286           75,134
                                            ------------
                                               3,931,818
                                            ------------

Consumer Products - 1.1%
+American Greetings
  Corporation (Class A)...       21,800          505,324
 Blyth, Inc. .............        9,600          331,104
 CSS Industries, Inc. ....        2,312           81,012
+Jarden Corp. ............        9,200          331,108
 Mannatech, Incorporated..        2,700           25,920
 Matthews International
   Corporation (Class A)..        9,873          325,217
 The Nautilus Group,
   Inc. ..................        9,463          184,623
 Oakley, Inc. ............        7,800          100,932
+Playtex Products,
  Inc. ...................        7,776           60,808
+RC2 Corporation..........        5,500          195,250
 The Topps Company,
   Inc. ..................       11,791          114,373
 The Toro Company.........        8,498          595,455
 Tupperware Corporation...       19,074          370,608
+USANA Health Sciences,
  Inc. ...................        4,200          130,536
+Water Pik Technologies,
  Inc. ...................        1,500           24,840

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+The Yankee Candle
  Company, Inc. ..........       15,383     $    449,953
                                            ------------
                                               3,827,063
                                            ------------
Containers & Packaging - Metal & Glass - 0.4%
 Anchor Glass Container
   Corporation............        1,600           21,648
 AptarGroup, Inc. ........       11,300          493,697
+Crown Holdings, Inc. ....       55,469          553,026
 Greif Bros. Corporation
   (Class A)..............        4,075          172,169
+Mobile Mini, Inc. .......        6,071          172,477
 Silgan Holdings Inc. ....        3,600          145,116
                                            ------------
                                               1,558,133
                                            ------------

Containers & Packaging - Paper & Plastic - 0.1%
+Graphic Packaging
  Corporation.............       19,100          165,215
 Myers Industries,
   Inc. ..................        7,320          103,212
                                            ------------
                                                 268,427
                                            ------------

Copper - 0.1%
 Mueller Industries,
   Inc. ..................       12,382          443,276
                                            ------------

Cosmetics - 0.2%
+Del Laboratories,
  Inc. ...................          771           23,916
+Elizabeth Arden, Inc. ...        8,293          174,485
 Inter Parfums, Inc. .....        1,700           35,445
 Nu Skin Enterprises, Inc.
   (Class A)..............       17,426          441,226
+Revlon, Inc. (Class A)...       42,883          126,505
                                            ------------
                                                 801,577
                                            ------------

Diversified Financial Services - 0.5%
+The BISYS Group, Inc. ...       38,200          537,092
+Euronet Worldwide,
  Inc. ...................        8,500          196,605
 F.N.B. Corporation.......       13,600          277,440
 First National Bankshares
   of Florida.............       13,700          259,615
+Greenhill & Co., Inc. ...        3,200           66,912
+Intersections Inc. ......        3,400           81,566
+Jones Lang Lasalle
  Inc. ...................       10,608          287,477
+Rewards Network Inc. ....        5,300           47,700
+U.S.I. Holdings
  Corporation.............        9,500          150,100
                                            ------------
                                               1,904,507
                                            ------------

Diversified Materials & Processing - 0.6%
 Acuity Brands, Inc. .....       14,160          382,320
+Armor Holdings, Inc. ....        9,416          320,144
 Barnes Group Inc. .......        4,957          143,654
 Brady Corporation........        5,547          255,717
 CLARCOR Inc. ............        9,155          419,299
+Hexcel Corporation.......        6,962           80,620
 Olin Corporation.........       21,914          386,125

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
 Tredegar Corporation.....        9,145     $    147,509
 Valhi, Inc. .............        6,420           72,995
                                            ------------
                                               2,208,383
                                            ------------

Diversified Production - 0.1%
 Thomas & Betts
   Corporation............       18,152          494,279
                                            ------------

Drug & Grocery Store Chains - 0.5%
 Arden Group, Inc. (Class
   A).....................          432           38,716
 Casey's General Stores,
   Inc. ..................       17,807          325,868
+Duane Read Inc. .........        5,528           90,272
+The Great Atlantic &
  Pacific Tea Company,
  Inc.....................        8,231           63,049
 Ingles Markets,
   Incorporated (Class
   A).....................        6,464           72,203
 Longs Drug Stores
   Corporation............       10,983          262,164
 Nash-Finch Company.......        5,177          129,580
+Pathmark Stores, Inc. ...       13,642          103,952
 Ruddick Corporation......       11,869          266,459
+Smart & Final Inc. ......        3,929           47,227
 Weis Markets, Inc. ......        3,700          129,685
+Wild Oats Markets,
  Inc. ...................        9,929          139,701
 Winn-Dixie Stores,
   Inc. ..................       24,400          175,680
                                            ------------
                                               1,844,556
                                            ------------

Drugs & Pharmaceuticals - 2.8%
+Able Laboratories,
  Inc. ...................        5,900          121,304
+Adolor Corporation.......       13,100          166,108
+Advancis Pharmaceutical
  Corporation.............          800            5,432
+Alkermes, Inc. ..........       27,900          379,440
 Alpharma, Inc. (Class
   A).....................       13,025          266,752
+AtheroGenics, Inc. ......       13,400          255,002
+Atrix Laboratories,
  Inc. ...................        7,900          270,812
+Bentley Pharmaceuticals,
  Inc. ...................        4,000           54,960
+BioCryst Pharmaceuticals,
  Inc. ...................        7,700           53,130
+BioMarin Pharmaceutical
  Inc. ...................       24,648          147,888
+Bone Care International,
  Inc. ...................        6,010          140,754
+Bradley Pharmaceuticals,
  Inc. ...................        5,300          147,870
+CIMA Labs Inc. ..........        3,872          130,603
+CV Therapeutics, Inc. ...       11,700          196,092
+CYTOGEN Corporation......        6,700          106,530
+Caraco Pharmaceutical
  Laboratories, Ltd. .....        1,300           12,532
+Chattem, Inc. ...........        6,400          184,768

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+Connetics Corporation....       10,402     $    210,120
+Corgentech Inc. .........          700           11,284
+DUSA Pharmaceuticals,
  Inc. ...................        5,200           49,400
+Dendreon Corporation.....       17,500          214,375
+DepoMed, Inc. ...........        3,800           18,810
+Durect Corporation.......       10,100           35,249
+Enzo Biochem, Inc. ......        7,615          114,225
+First Horizon
  Pharmaceutical
  Corporation.............        7,700          145,530
+GTx, Inc. ...............          300            3,123
+Genaera Corporation......       12,400           51,832
+Genelabs Technologies,
  Inc. ...................       22,400           51,744
+Guilford Pharmaceuticals
  Inc. ...................       14,736           69,996
+Hollis-Eden
  Pharmaceuticals,
  Inc. ...................        6,100           73,505
+ILEX Oncology, Inc. .....       13,924          347,961
+ImmunoGen, Inc. .........       13,527           82,650
+Impax Laboratories,
  Inc. ...................       17,100          331,398
+Indevus Pharmaceuticals,
  Inc. ...................       16,388          100,786
+Inspire Pharmaceuticals,
  Inc. ...................       11,000          183,920
+Isis Pharmaceuticals,
  Inc. ...................       17,189           98,665
+Ista Pharmaceuticals,
  Inc. ...................          800            8,360
+K-V Pharmaceutical
  Company (Class A).......       11,700          270,153
+Kos Pharmaceuticals,
  Inc. ...................        3,966          130,759
+Lannett Company, Inc. ...        1,900           28,538
+Ligand Pharmaceuticals
  Incorporated (Class B)..       24,516          426,088
+Medarex, Inc. ...........       26,400          192,456
+The Medicines Company....       15,527          473,729
+NeoPharm, Inc. ..........        7,645           78,973
+NitroMed, Inc. ..........          100              601
+Noven Pharmaceuticals,
  Inc. ...................        8,731          192,257
+POZEN Inc. ..............       10,800           73,872
+PRAECIS Pharmaceuticals
  Incorporated............       17,317           65,805
+Pain Therapeutics,
  Inc. ...................       10,600           85,436
+Par Pharmaceutical Cos
  Inc. ...................       10,700          376,747
+Penwest Pharmaceuticals
  Co. ....................        7,200           92,232
 Perrigo Company..........       22,415          425,213
+Pharmacyclics, Inc. .....        4,700           47,799
+Pharmion Corp. ..........        4,500          220,140
+Priority Healthcare
  Corporation (Class B)...       10,200          234,090
+Quidel Corporation.......       13,700           80,693

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+Regeneron
  Pharmaceuticals,
  Inc. ...................       12,319     $    129,719
+Renovis, Inc. ...........          400            3,664
+SFBC International,
  Inc. ...................        2,050           64,227
+Salix Pharmaceuticals,
  Ltd. ...................        8,600          283,370
+Santarus Inc. ...........        1,000           14,750
+SciClone Pharmaceuticals,
  Inc. ...................       14,800           75,628
+SuperGen, Inc. ..........       14,682           94,699
+United Therapeutics
  Corporation.............        7,346          188,425
 Valeant Pharmaceuticals
   International..........       26,700          534,000
+Vertex Pharmaceuticals
  Incorporated............       27,300          295,932
+Zila, Inc. ..............       16,600           81,506
                                            ------------
                                              10,104,411
                                            ------------

Education Services - 0.2%
+Apollo Investment
  Corporation.............       21,900          301,563
+Bright Horizons Family
  Solutions, Inc. ........        4,402          235,991
+Learning Tree
  International, Inc. ....        4,830           70,083
+The Princeton Review,
  Inc. ...................        2,700           20,439
 Renaissance Learning,
   Inc. ..................        2,449           54,907
+Universal Technical
  Institute Inc. .........        4,100          163,877
                                            ------------
                                                 846,860
                                            ------------

Electrical & Electronics - 0.4%
+Benchmark Electronics,
  Inc. ...................       14,586          424,453
+Cherokee International
  Corporation.............          700            7,987
+InVision Technologies,
  Inc. ...................        5,800          289,420
+LeCroy Corporation.......        1,400           25,214
+OSI Systems, Inc. .......        4,200           83,706
+Plexus Corporation.......       14,298          193,023
+Power Integrations,
  Inc. ...................        9,132          227,387
+TTM Technologies, Inc. ..       11,900          141,015
+Universal Display
  Corporation.............        5,607           60,219
                                            ------------
                                               1,452,424
                                            ------------

Electrical Equipment & Components - 1.0%
 A.O. Smith Corporation...        6,781          215,568
+American Superconductor
  Corporation.............        6,700           87,636
 Baldor Electric Company..       10,771          251,503

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
 CTS Corporation..........       11,808     $    142,404
+Cable Design Technology..       13,984          148,230
 Cohu, Inc. ..............        8,718          165,991
+DDi Corp. ...............        6,400           52,672
 Franklin Electric Co.,
   Inc. ..................        4,360          164,634
+General Cable
  Corporation.............       13,990          119,615
+The Genlyte Group
  Incorporated............        4,073          256,110
+Littelfuse Inc. .........        7,360          312,138
+MKS Instruments, Inc. ...       10,700          244,174
+Powell Industries,
  Inc. ...................        2,231           38,105
+Power-One, Inc. .........       21,200          232,776
+Sonic Solutions..........        6,600          140,250
+SpatiaLight, Inc. .......        4,600           27,462
+Taser International,
  Inc. ...................        8,400          363,132
+Technitrol, Inc. ........       13,361          292,606
+Triumph Group, Inc. .....        4,279          136,628
                                            ------------
                                               3,391,634
                                            ------------

Electrical - Household Appliance - 0.0%
+Applica Incorporated.....        6,496           57,814
 National Presto
   Industries, Inc. ......        1,550           63,907
                                            ------------
                                                 121,721
                                            ------------

Electronics - 0.5%
+II-VI Incorporated.......        3,686          113,013
+Aeroflex Incorporated....       22,612          324,030
 Agilysys, Inc. ..........       10,563          145,664
 BEI Technologies,
   Inc. ..................        4,532          128,301
+California Micro Devices
  Corporation.............        5,300           61,109
+CyberOptics Corporation..        3,200           83,136
+Daktronics, Inc. ........        4,799          119,735
+Drexler Technology
  Corporation.............        4,900           65,317
+EMS Technologies, Inc. ..        3,700           71,891
+Kopin Corporation........       23,200          118,552
+MRV Communications,
  Inc. ...................       35,566           97,451
 Methode Electronics......       11,780          152,787
 Park Electrochemical
   Corp. .................        6,649          167,887
+Supertex, Inc. ..........        2,067           33,775
                                            ------------
                                               1,682,648
                                            ------------

Electronics - Instruments Gauges & Meters - 0.2%
+FARO Technologies,
  Inc. ...................        4,300          110,381
+Itron, Inc. .............        6,982          160,167
 Keithley Instruments,
   Inc. ..................        3,801           84,192
+Measurement Specialties,
  Inc. ...................        2,500           54,000

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+Metrologic Instruments,
  Inc. ...................        3,300     $     65,802
+Zygo Corporation.........        5,895           65,965
                                            ------------
                                                 540,507
                                            ------------

Electronics - Medical Systems - 0.9%
 Analogic Corporation.....        3,772          160,046
+Aspect Medical Systems,
  Inc. ...................        4,900           90,503
+Bruker BioSciences
  Corporation.............        5,687           27,696
+CTI Molecular Imaging,
  Inc. ...................       10,300          146,054
+Candela Corporation......        6,400           62,720
+CardioDynamics
  International
  Corporation.............       11,232           56,722
 Datascope Corp. .........        4,370          173,445
+EPIX Medical, Inc. ......        7,600          160,360
 E-Z-EM, Inc. ............        1,000           18,380
+eResearch Technology,
  Inc. ...................       14,550          407,400
+Endocardial Solutions,
  Inc. ...................        5,500           56,925
+Haemonetics Corporation..        6,472          191,895
+Hologic, Inc. ...........        6,800          158,100
+Illumina, Inc. ..........        6,900           43,815
+Intuitive Surgical,
  Inc. ...................       11,081          210,539
+Luminex Corporation......        7,051           70,933
+Microvision, Inc. .......        8,100           68,040
+Possis Medical, Inc. ....        5,988          204,490
+Quality Systems, Inc. ...        1,200           58,908
+TriPath Imaging, Inc. ...        7,132           67,112
+VISX, Incorporated.......       15,086          403,098
+Wilson Greatbatch
  Technologies, Inc. .....        6,700          187,265
+Zoll Medical
  Corporation.............        2,961          103,872
                                            ------------
                                               3,128,318
                                            ------------

Electronics - Semi-Conductors/Components - 2.2%
+AMIS Holdings, Inc. .....        8,800          148,896
+Actel Corp. .............       10,316          190,846
+Alliance Semiconductor
  Corporation.............        9,641           57,364
+Artisan Components,
  Inc. ...................        7,700          198,660
+ChipPAC, Inc. ...........       16,751          105,029
+Cirrus Logic, Inc. ......       25,200          151,452
+DSP Group, Inc. .........       10,283          280,109
+Diodes Incorporated......        2,350           55,672
+ESS Technology, Inc. ....       12,329          132,044
+Exar Corporation.........       15,427          226,160
+Excel Technology,
  Inc. ...................        3,173          105,502
+FormFactor Inc. .........        8,000          179,600
+Genesis Microchip
  Incorporated............       10,200          140,454

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+IXYS Corporation.........        6,193     $     48,801
+Integrated Device
  Technology, Inc. .......       33,000          456,720
+Integrated Silicon
  Solution, Inc. .........       11,838          144,542
+Lattice Semiconductor
  Corporation.............       37,500          262,875
+MIPS Technologies, Inc.
  (Class A)...............       10,500           64,260
+Merix Corporation........        7,700           87,318
+Micrel, Inc. ............       21,000          255,150
+Microsemi Corporation....       21,190          301,110
+Microtune, Inc. .........       11,700           54,639
+Mindspeed Technologies
  Inc. ...................       33,000          163,680
+Monolithic System
  Technology, Inc. .......        5,800           43,674
+ON Semiconductor
  Corporation.............       43,600          218,872
+OmniVision Technologies,
  Inc. ...................       19,700          314,215
+PLX Technology, Inc. ....        7,700          132,902
+Pericom Semiconductor
  Corporation.............        7,693           82,392
+Pixelworks, Inc. ........       12,164          186,352
+Planar Systems Inc. .....        4,829           64,660
+RF Micro Devices,
  Inc. ...................       61,600          462,000
+SBS Technologies,
  Inc. ...................        6,788          109,083
+SIPEX Corporation........        6,561           37,398
+SiRF Technology Holdings,
  Inc. ...................        2,300           30,061
+Sigmatel Incorporated....        7,300          212,138
+Silicon Image, Inc. .....       25,076          329,248
+Silicon Storage
  Technology, Inc. .......       26,858          276,637
+Siliconix Incorporated...        1,900           94,278
+Skyworks Solutions,
  Inc. ...................       51,633          450,756
+Tessera Technologies
  Inc. ...................        6,800          122,536
+Transmeta Corporation....       47,000          102,930
+Tripath Technology
  Inc. ...................        6,500           21,125
+TriQuint Semiconductor,
  Inc. ...................       45,136          246,443
+Vitesse Semiconductor
  Corporation.............       71,900          350,872
+Xicor, Inc. .............        9,234          139,710
                                            ------------
                                               7,839,165
                                            ------------
Electronics - Technology - 1.0%
+Checkpoint Systems,
  Inc. ...................       13,723          246,053
+Coherent, Inc. ..........       10,980          327,753
 Cubic Corporation........        5,152          107,831
+DRS Technologies, Inc. ..        7,874          251,181
 EDO Corporation..........        5,826          140,523
+Herley Industries,
  Inc. ...................        4,850           94,769

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+Identix Incorporated.....       31,430     $    234,782
+Innovative Solutions and
  Support, Inc. ..........        3,400           66,368
+Intermagnetics General
  Corporation.............        6,356          216,295
+Kemet Corp. .............       28,900          353,158
+Maxwell Technologies,
  Inc. ...................        2,400           30,960
+ScanSource, Inc. ........        3,700          219,854
 Sypris Solutions,
   Inc. ..................        1,500           28,785
+The Titan Corporation....       30,300          393,294
+Trimble Navigation
  Limited.................       17,606          489,271
                                            ------------
                                               3,200,877
                                            ------------

Energy Equipment - 0.1%
+Capstone Turbine
  Corporation.............       19,500           42,440
+Global Power Equipment
  Group Inc. .............        8,900           71,378
+Plug Power Inc. .........       18,626          139,322
                                            ------------
                                                 253,140
                                            ------------

Energy Miscellaneous - 0.7%
+Calpine Corporation......      133,500          576,720
+FuelCell Energy, Inc. ...       15,526          181,344
 Holly Corporation........        3,200          119,680
+KFx Inc. ................       11,900           90,678
+Matrix Service Company...        7,400           67,710
 Penn Virginia
   Corporation............        5,058          182,644
+Syntroleum Corporation...       12,300           81,426
+TETRA Technologies,
  Inc. ...................        7,391          198,448
+Tesoro Petroleum
  Corporation.............       21,665          597,954
+Veritas DGC Inc. ........       12,397          286,991
                                            ------------
                                               2,383,595
                                            ------------

Engineering & Contracting Services - 0.3%
+Dycom Industries,
  Inc. ...................       16,102          450,856
+Infrasource Services
  Inc. ...................          600            7,356
+Integrated Electrical
  Services, Inc. .........        9,497           76,451
+Layne Christensen
  Company.................        2,200           36,410
+Quanta Services, Inc. ...       25,600          159,232
+URS Corporation..........        9,277          254,190
                                            ------------
                                                 984,495
                                            ------------

Entertainment - 0.5%
+AMC Entertainment Inc. ..       10,400          159,848
+Alliance Gaming
  Corporation.............       18,500          317,460
+Boca Resorts, Inc. (Class
  A)......................        7,157          141,852

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
 Carmike Cinemas, Inc. ...        1,700     $     67,065
 Dover Motorsports,
   Inc. ..................        5,040           20,160
+Gaylord Entertainment
  Company.................        9,055          284,236
+Hollywood Entertainment
  Corporation.............       17,207          229,886
+LodgeNet Entertainment
  Corporation.............        3,372           55,638
 Movie Gallery, Inc. .....       10,015          195,793
 Speedway Motorsports,
   Inc. ..................        4,155          138,943
                                            ------------
                                               1,610,881
                                            ------------
Fertilizers - 0.2%
 IMC Global Inc. .........       38,400          514,560
+Terra Industries,
  Inc. ...................        9,700           54,611
                                            ------------
                                                 569,171
                                            ------------

Finance Companies - 0.2%
 ASTA Funding, Inc. ......        1,600           27,840
+Accredited Home Lenders
  Holding Company.........        6,200          174,530
+Circle Group Holdings,
  Inc. ...................        3,200           16,480
+Credit Acceptance
  Corporation.............        2,445           36,846
+Education Lending Group,
  Inc. ...................        3,400           60,350
+Saxon Capital, Inc. .....       10,400          237,432
+United PanAm Financial
  Corp. ..................        1,500           25,575
+World Acceptance
  Corporation.............        6,900          126,477
                                            ------------
                                                 705,530
                                            ------------

Finance - Small Loan - 0.0%
+Encore Capital Group,
  Inc. ...................        2,700           35,667
+Nelnet, Inc. (Class A)...        1,200           21,300
                                            ------------
                                                  56,967
                                            ------------

Financial Data Processing Services & Systems - 0.8%
+Advent Software, Inc. ...        9,300          168,051
+CCC Information Services
  Group Inc. .............        4,106           68,940
+Carreker Corporation.....        4,900           49,098
+CompuCredit Corporation..        6,189          107,070
+Corillian Corporation....       14,000           70,560
+CyberSource Corporation..       11,300           94,468
+Digital Insight
  Corporation.............       11,630          241,090
+eFunds Corporation.......       17,388          304,290
+eSPEED, Inc. (Class A)...        9,523          168,081
+Hypercom Corporation.....       14,400          121,680

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+The InterCept Group,
  Inc. ...................        6,843     $    112,088
+iPayment Holdings,
  Inc. ...................        4,000          164,000
 John H. Harland
   Company................       10,482          307,647
+Kronos, Inc. ............       10,749          442,859
 NDCHealth Corporation....       12,564          291,485
+National Processing,
  Inc. ...................        2,000           57,500
+PRG-Schultz
  International, Inc. ....       15,813           86,497
+Portal Software, Inc. ...       15,440           56,047
+TNS Inc. ................          300            6,540
+Tradestation Group
  Inc. ...................        6,200           44,578
                                            ------------
                                               2,962,569
                                            ------------

Financial Information Services - 0.0%
 FactSet Research Systems
   Inc. ..................        6,100          288,347
+HomeStore.com, Inc. .....       31,600          126,084
+Interactive Data
  Corporation.............       10,300          179,426
+S1 Corporation...........       25,522          253,689
 Value Line, Inc. ........          400           14,204
                                            ------------
                                                 861,750
                                            ------------

Financial Miscellaneous - 0.8%
+ACE Cash Express,
  Inc. ...................        3,700           95,053
 Advanta Corp. (Class B)..        6,500          148,980
+Asset Acceptance Capital
  Corp. ..................          900           15,300
 Cash America
   International, Inc. ...        9,419          216,637
+The Enstar Group,
  Inc. ...................          300           15,984
+Federal Agricultural
  Mortgage Corporation....        2,500           59,825
+Financial Federal
  Corporation.............        5,567          196,292
+First Cash Financial
  Services, Inc. .........        5,000          106,400
+Harris & Harris Group,
  Inc. ...................        5,700           69,711
 LandAmerica Financial
   Group, Inc. ...........        6,299          245,220
+Metris Companies Inc. ...        9,600           83,424
 New Century Financial
   Corporation............        9,650          451,813
+Portfolio Recovery
  Associates, Inc. .......        5,200          143,364
 Sanders Morris Harris
   Group Inc. ............        3,900           57,525
+Sotheby's Holdings, Inc.
  (Class A)...............       15,136          241,571
 Sterling Bancorp.........        3,910          107,994
 Stewart Information
   Services Corporation...        5,622          189,855

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+Stifel Financial
  Corp. ..................          700     $     19,040
+Triad Guaranty Inc. .....        2,676          155,743
 WSFS Financial
   Corporation............        2,291          111,503
                                            ------------
                                               2,731,234
                                            ------------

Foods - 0.8%
 American Italian Pasta
   Company (Class A)......        4,934          150,388
 Cal-Maine Foods, Inc. ...        3,700           51,800
+Chiquita Brands
  International, Inc. ....       13,500          282,420
 Flowers Foods, Inc. .....       11,756          307,419
+Hain Celestial Group,
  Inc. ...................        9,457          171,172
 Interstate Bakeries
   Corporation............       15,328          166,309
+J & J Snack Foods
  Corp. ..................        2,300           93,909
 The J.M. Smucker
   Company................            0               10
+John B. Sanfilippo & Son,
  Inc. ...................        2,000           53,440
 Lance, Inc. .............       10,500          161,700
+M&F Worldwide Corp. .....        3,400           46,580
+Maui Land & Pineapple
  Company, Inc. ..........        1,063           36,142
 Natures Sunshine
   Products, Inc. ........        5,300           75,472
+Nutraceutical
  International
  Corporation.............        3,500           74,585
+Performance Food Group
  Company.................       14,300          379,522
+Provide Commerce.........          500            9,855
+Ralcorp Holdings,
  Inc. ...................       10,695          376,464
 Riviana Foods Inc. ......        1,787           46,766
 Sanderson Farms, Inc. ...        3,350          179,627
 Seaboard Corporation.....           12            5,975
 Sensient Technologies
   Corporation............       15,557          334,164
                                            ------------
                                               3,003,719
                                            ------------

 Forest Products - 0.3%
 Deltic Timber
   Corporation............        3,309          127,066
 Longview Fibre Company...       16,921          249,246
 Pope & Talbot, Inc. .....        5,244          103,674
 Potlatch Corporation.....       10,597          441,259
 Universal Forest
   Products, Inc. ........        6,334          204,272
                                            ------------
                                               1,125,517
                                            ------------

Forms & Bulk Printing Services - 0.0%
 Ennis Business Forms,
   Inc. ..................        4,500           87,750

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
 The Standard Register
   Company................        4,145     $     49,326
                                            ------------
                                                 137,076
                                            ------------

Funeral Parlors & Cemeteries - 0.1%
+Alderwoods Group, Inc. ..       13,300          162,260
+Stewart Enterprises, Inc.
  (Class A)...............       34,424          280,211
                                            ------------
                                                 442,471
                                            ------------

Glass - 0.0%
 Apogee Enterprises,
   Inc. ..................       11,200          116,480
                                            ------------

Gold - 0.1%
+Coeur d'Alene Mines
  Corporation.............       75,700          308,856
 Royal Gold, Inc. ........        7,500          106,275
                                            ------------
                                                 415,131
                                            ------------

Health Care Facilities - 0.7%
+American Healthways,
  Inc. ...................       10,500          279,510
+Beverly Enterprises,
  Inc. ...................       33,626          289,184
+Genesis HealthCare
  Corporation.............        5,700          165,528
+Kindred Healthcare,
  Inc. ...................        7,900          208,165
+LCA-Vision Inc. .........        4,100          119,433
+LifePoint Hospitals,
  Inc. ...................       13,500          502,470
+MedCath Corporation......        1,000           20,000
 National Healthcare
   Corporation............        2,100           58,821
+Psychiatric Solutions,
  Inc. ...................        4,000           99,720
+Res-Care, Inc. ..........        4,000           50,800
+Specialty Laboratories,
  Inc. ...................        1,824           16,343
+Sunrise Assisted Living,
  Inc. ...................        5,337          208,890
+United Surgical Partners
  International, Inc. ....       10,100          398,647
                                            ------------
                                               2,417,511
                                            ------------

Health Care Management Services - 1.1%
+AMERIGROUP Corporation...        8,000          393,600
+Allscripts Healthcare
  Solutions, Inc. ........        9,041           70,881
+American Medical Security
  Group, Inc. ............        3,300           89,925
+AmSurg Corp. ............       10,800          271,404
+Centene Corporation......        7,200          277,560
+Cerner Corporation.......        9,400          419,052
 Computer Programs and
   Systems, Inc. .........        2,100           42,798
+CorVel Corporation.......        3,057           86,666

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+Eclipsys Corporation.....       12,131     $    185,119
+First Health Group
  Corp. ..................       30,000          468,300
 Hooper Holmes, Inc. .....       17,097           98,137
+Molina Healthcare
  Inc. ...................        2,800          106,904
+Omnicell, Inc. ..........        5,900           86,199
+Orthodontic Centers of
  America, Inc. ..........       16,900          138,411
+Per-Se Technologies,
  Inc. ...................        9,098          132,285
 Select Medical
   Corporation............       31,900          428,098
+Sierra Health Services,
  Inc. ...................        8,226          367,702
+US Oncology, Inc. .......       24,423          359,507
                                            ------------
                                               4,022,548
                                            ------------

Health Care Services - 0.6%
+Alliance Imaging,
  Inc. ...................        2,500           11,425
+Amedisys, Inc. ..........        4,300          142,072
+Apria Healthcare Group
  Inc. ...................       15,400          441,980
+Bio-Reference
  Laboratories, Inc. .....        3,900           51,714
+Dynacq Healthcare,
  Inc. ...................            2               12
+Gentiva Health Services,
  Inc. ...................        8,390          136,421
 Healthcare Services
   Group, Inc. ...........        4,950           75,735
+IDX Systems Corporation..        6,027          192,201
+Inveresk Research Group,
  Inc. ...................        9,700          299,148
+LabOne, Inc. ............        4,800          152,544
+Matria Healthcare,
  Inc. ...................        4,300          107,801
+Odyssey Healthcare,
  Inc. ...................       13,200          248,424
+Province Healthcare
  Company.................       16,336          280,162
+Symbion, Inc. ...........        1,300           22,698
+VistaCare, Inc. (Class
  A)......................        3,900           72,345
                                            ------------
                                               2,234,682
                                            ------------

Homebuilding - 0.3%
 Beazer Homes USA, Inc. ..        4,317          433,038
+Dominion Homes, Inc. ....        1,300           30,030
+Levitt Corporation.......        5,060          130,346
 M/I Schottenstein Homes,
   Inc. ..................        4,400          178,640
+Meritage Corporation.....        3,400          233,920
+Orleans Homebuilders,
  Inc. ...................          800           15,416
 Technical Olympic USA,
   Inc. ..................        3,050           67,954
+William Lyon Homes,
  Inc. ...................        1,400          129,010
                                            ------------
                                               1,218,354
                                            ------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------

Hotel/Motel - 0.1%
 Marcus Corporation.......        6,579     $    113,488
+Orbitz, Inc. (Class A)...        4,900          105,938
+Prime Hospitality
  Corp. ..................       15,490          164,504
                                            ------------
                                                 383,930
                                            ------------

Household Furnishings - 0.6%
 American Woodmark
   Corporation............        1,700          101,745
 Bassett Furniture
 Industries,Incorporated..        3,400           73,984
+The Bombay Company,
  Inc. ...................       11,800           72,334
+Department 56, Inc. .....        2,800           43,120
 Ethan Allen Interiors
   Inc. ..................       10,000          359,100
 Furniture Brands
   International, Inc. ...       16,200          405,810
 Haverty Furniture
   Companies, Inc. .......        5,036           88,029
 Hooker Furniture
   Corporation............          600           12,042
+Kirkland's, Inc. ........        5,200           62,036
 La-Z-Boy Inc. ...........       19,300          347,014
 Libbey, Inc. ............        4,488          124,587
 Lifetime Hoan
   Corporation............        3,700           84,323
+Select Comfort
  Corporation.............       12,900          366,360
 Stanley Furniture
   Company, Inc. .........        2,700          113,697
+Tempur-Pedic
  International Inc. .....        4,000           56,040
                                            ------------
                                               2,310,221
                                            ------------

Identification Control & Filter Devices - 1.0%
+Advanced Energy
  Industries, Inc. .......        7,012          110,229
+Artesyn Technologies,
  Inc. ...................       13,767          123,903
+Asyst Technologies,
  Inc. ...................       17,541          181,374
 C&D Technologies, Inc. ..        6,894          122,920
+CUNO Incorporated........        6,131          327,089
+ESCO Technologies Inc. ..        4,866          259,650
+Flanders Corporation.....        7,000           57,890
+Flowserve Corporation....       16,800          418,992
 The Gorman-Rupp
   Company................        1,500           40,755
 IDEX Corporation.........       15,621          536,581
+Magnetek, Inc. ..........        7,500           62,550
 Mine Safety Appliances
   Company................        6,326          213,186
+Paxar Corporation........       11,482          224,129
+RAE Systems Inc. ........        8,300           44,820
 Robbins & Myers, Inc. ...        3,612           81,089
+Veeco Instruments
  Inc. ...................        8,927          230,406

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+Vicor Corporation........        5,996     $    109,547
+Viisage Technology,
  Inc. ...................        9,500           82,840
 Watts Industries, Inc.
   (Class A)..............        7,936          213,875
 X-Rite,Incorporated......        6,917          100,573
                                            ------------
                                               3,542,398
                                            ------------

Insurance - Life - 0.5%
 American Equity
   Investment Life Holding
   Company................        3,900           38,805
 AmerUs Group Co. ........       13,900          575,460
+Ceres Group, Inc. .......        6,700           41,138
+Citizens, Inc. ..........        7,485           61,377
 Delphi Financial Group,
   Inc. (Class A).........        8,570          381,365
 Great American Financial
   Resources, Inc. .......        2,780           44,202
 Kansas City Life
   Insurance Company......        1,142           48,067
+National Western Life
  Insurance Company (Class
  A)......................          662          101,650
 The Phoenix Companies,
   Inc. ..................       31,400          384,650
 Presidential Life
   Corporation............        7,093          127,816
+Universal American
  Financial Corp. ........        8,800           96,624
                                            ------------
                                               1,901,154
                                            ------------

Insurance - Multiline - 0.5%
 Alfa Corporation.........       10,740          150,360
+CNA Surety Corporation...        3,186           34,887
 Crawford & Company (Class
   B).....................        6,509           32,089
 EMC Insurance Group,
   Inc. ..................          100            2,336
 FBL Financial Group, Inc.
   (Class A)..............        3,425           96,791
+HealthExtras, Inc. ......        6,900          114,333
 Hilb,Rogal and Hamilton
   Company................       10,206          364,150
 Horace Mann Educators
   Corporation............       15,268          266,885
 Independence Holding
   Company................          800           27,200
+PICO Holdings, Inc. .....        2,597           49,652
 Penn-America Group,
   Inc. ..................        3,200           44,800
+UICI.....................       12,539          298,554
 Zenith National Insurance
   Corp. .................        4,237          205,918
                                            ------------
                                               1,687,955
                                            ------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------

Insurance - Property - Casualty - 1.1%
 21st Century Insurance
   Group..................        7,500     $     97,050
+American Physicians
  Capital, Inc. ..........        3,571           82,669
+Argonaut Group, Inc. ....        9,566          176,301
 Baldwin & Lyons, Inc.
   (Class B)..............        2,532           67,959
 Bristol West Holdings,
   Inc. ..................        3,300           60,027
 The Commerce Group,
   Inc. ..................        8,045          397,182
+Danielson Holding
  Corporation.............        4,600           31,786
 Direct General
   Corporation............        4,200          135,492
 Donegal Group Inc. (Class
   A).....................        2,100           42,084
+FPIC Insurance Group,
  Inc. ...................        2,000           49,380
 Harleysville Group
   Inc. ..................        6,162          116,154
 Infinity Property and
   Casualty Corporation...        6,300          207,900
 The Midland Company......        1,858           55,090
 NYMAGIC, Inc. ...........        1,100           29,040
+The Navigators Group,
  Inc. ...................        2,800           80,892
+Ohio Casualty
  Corporation.............       21,815          439,136
 PMA Capital Corporation
   (Class A)..............        8,906           80,154
+Philadelphia Consolidated
  Holding Corp. ..........        5,956          357,777
+ProAssurance
  Corporation.............        8,723          297,542
 RLI Corp. ...............        6,454          235,571
 Safety Insurance Group,
   Inc. ..................        1,500           32,130
 Selective Insurance
   Group, Inc. ...........       10,054          400,954
 State Auto Financial
   Corporation............        3,312          101,745
 United Fire & Casualty
   Company................        3,000          173,250
 Vesta Insurance Group,
   Inc. ..................        8,800           56,936
                                            ------------
                                               3,804,201
                                            ------------

Investment Management Companies - 0.3%
+Affiliated Managers
  Group, Inc. ............        8,750          440,738
 Capital Southwest
   Corporation............          500           39,515
 Gabelli Asset Management
   Inc. (Class A).........        2,196           93,330

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
 Gladstone Capital
   Corporation............        3,600     $     72,540
 MCG Capital Corporation..       10,300          158,414
 National Financial
   Partners Corporation...       10,100          356,227
                                            ------------
                                               1,160,764
                                            ------------

Jewelry - Watches & Gemstones - 0.0%
 Movado Group, Inc. ......        4,800           82,800
                                            ------------

Leisure Time - 0.6%
 Action Performance
   Companies, Inc. .......        5,700           85,899
 Callaway Golf Company....       23,800          269,892
 Escalade,Incorporated....        1,400           32,354
+K2 Inc. .................       10,500          164,850
 Penn National Gaming,
   Inc. ..................       11,778          391,030
 SCP Pool Corporation.....       12,109          544,905
+Six Flags, Inc. .........       30,800          223,608
+Steinway Musical
  Instruments, Inc. ......        2,200           77,198
 Sturm, Ruger & Company,
   Inc. ..................        6,978           84,504
+Vail Resorts, Inc. ......        6,456          123,697
+West Marine, Inc. .......        4,400          118,140
                                            ------------
                                               2,116,077
                                            ------------

Machine Tools - 0.1%
 Lincoln Electric
   Holdings, Inc. ........       10,992          374,717
                                            ------------

Machinery & Engineering - 0.1%
 Applied Industrial
   Technologies, Inc. ....        6,807          205,027
                                            ------------

Machinery - Agricultural - 0.0%
 Lindsay Manufacturing
   Co. ...................        3,913           93,990
                                            ------------

Machinery - Construction & Handling - 0.4%
+Astec Industries,
  Inc. ...................        4,517           85,055
 The Manitowoc Co.,
   Inc. ..................        9,911          335,487
 NACCO Industries, Inc.
   (Class A)..............        1,487          141,265
 Stewart & Stevenson
   Services, Inc. ........       11,124          199,342
+Terex Corporation........       15,643          533,896
                                            ------------
                                               1,295,045
                                            ------------

Machinery - Industrial/Specialty - 0.9%
+Actuant Corporation
  (Class A)...............        8,200          319,718
+EnPro Industries,
  Inc. ...................        6,900          158,562
+FSI International,
  Inc. ...................       12,600           98,406
+Gardner Denver Inc. .....        7,057          196,890

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
 Joy Global Inc. .........       16,200     $    485,028
+Kadant Inc. .............        3,270           75,635
 Kennametal Inc. .........       12,703          581,797
 The Middleby
   Corporation............        1,900          103,778
+Milacron Inc. ...........       17,172           68,688
 Nordson Corporation......        8,810          382,090
 Tecumseh Products Company
   (Class A)..............        6,328          260,650
 Tennant Company..........        2,737          113,449
 Thomas Industries
   Inc. ..................        3,799          126,127
 Woodward Governor
   Company................        3,093          223,036
                                            ------------
                                               3,193,854
                                            ------------

Machinery - Oil Well Equipment & Service - 1.1%
 CARBO Ceramics Inc. .....        4,168          284,466
+Cal Dive International,
  Inc. ...................       13,837          419,538
+Dril-Quip, Inc. .........        1,688           31,566
+Global
  Industries,Ltd. ........       31,900          182,468
 Gulf Island Fabrication,
   Inc. ..................        4,117           89,051
+Hanover Compressor
  Company.................       23,200          276,080
 Helmerich & Payne,
   Inc. ..................       15,400          402,710
+Hornbeck Offshore
  Services, Inc. .........        3,000           39,210
+Hydril Company...........        6,449          203,144
+Input/Output, Inc. ......       14,846          123,073
+Key Energy Services,
  Inc. ...................       39,700          374,768
 Lufkin Industries,
   Inc. ..................        2,200           70,356
+Newpark Resources,
  Inc. ...................       27,820          172,484
+Oceaneering
  International, Inc. ....        8,604          294,687
+Oil States International,
  Inc. ...................        7,400          113,220
+Parker Drilling Company..       31,281          119,493
 RPC, Inc. ...............        3,300           52,107
+SEACOR SMIT Inc. ........        6,108          268,324
+Superior Energy Services,
  Inc. ...................       14,705          147,785
+Universal Compression
  Holdings, Inc. .........        5,326          163,402
+W-H Energy Services,
  Inc. ...................        9,957          195,157
                                            ------------
                                               4,023,089
                                            ------------

Machinery - Specialty - 0.3%
+Applied Films
  Corporation.............        4,900          142,198
 Cascade Corporation......        3,300          103,125
 Engineered Support
   Systems, Inc. .........        7,425          434,437

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
 Helix Technology
   Corporation............        9,861     $    210,335
 JLG Industries, Inc. ....       15,098          209,711
+Semitool, Inc. ..........        5,441           61,592
                                            ------------
                                               1,161,398
                                            ------------

Manufactured Housing - 0.1%
+Champion Enterprises,
  Inc. ...................       23,327          214,142
+Palm Harbor Homes,
  Inc. ...................        4,205           74,555
 Skyline Corporation......        1,501           61,016
                                            ------------
                                                 349,713
                                            ------------

Manufacturing - 0.2%
 Federal Signal
   Corporation............       17,859          332,356
+Rayovac Corporation......       10,664          299,658
 Standex International
   Corporation............        4,031          109,643
                                            ------------
                                                 741,657
                                            ------------

Medical & Dental Instruments & Supplies - 3.0%
+Abaxis, Inc. ............        4,700           89,206
+Advanced Medical Optics,
  Inc. ...................       10,400          442,728
+Advanced Neuromodulation
  Systems, Inc. ..........        6,650          218,120
+Align Technology,
  Inc. ...................       17,200          326,800
+American Medical Systems
  Holdings, Inc. .........        8,400          283,080
+Animas Corporation.......        2,700           50,355
 Arrow International,
   Inc. ..................        6,308          188,735
+BioLase Technology,
  Inc. ...................        8,400          113,064
+Bio-Rad Laboratories,
  Inc. (Class A)..........        5,200          306,072
+Biosite Diagnostics
  Incorporated............        4,849          217,817
+CONMED Corporation.......       11,028          302,167
+Cardiac Science, Inc. ...       17,100           41,895
+Cepheid, Inc. ...........       13,800          159,252
+Closure Medical
  Corporation.............        2,313           58,079
+Conceptus, Inc. .........        7,400           83,250
+Cyberonics, Inc. ........        6,449          209,134
+DJ Orthopedics
  Incorporated............        4,900          112,700
 Diagnostic Products
   Corporation............        7,300          320,762
+Encore Medical
  Corporation.............        7,400           46,620
+Exactech, Inc. ..........        1,600           34,720
+ICU Medical, Inc. .......        4,450          149,209
+I-Flow Corporation.......        4,700           55,742
+Immucor, Inc. ...........        7,250          235,988

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
 Invacare Corp. ..........        9,422     $    421,352
+Inverness Medical
  Innovations, Inc. ......        3,940           86,286
+Kyphon Inc. .............        6,900          194,442
 Landauer, Inc. ..........        2,678          119,599
+Laserscope...............        6,600          181,830
+LifeCell Corporation.....       11,300          127,577
+Medical Action Industries
  Inc. ...................        4,200           77,280
 Mentor Corporation.......       14,844          509,001
+Merit Medical Systems,
  Inc. ...................        7,810          124,413
+Microtek Medical
  Holdings, Inc. .........       10,600           54,272
+Molecular Devices
  Corporation.............        4,637           82,446
+NuVasive, Inc. ..........        4,200           45,822
+Ocular Sciences, Inc. ...        6,414          243,732
+OraSure Technologies,
  Inc. ...................       12,459          121,226
+OrthoLogic Corp. ........       14,000          121,380
+Orthovita, Inc. .........       17,600           90,464
 Owens & Minor, Inc. .....       12,998          336,648
+PSS World Medical,
  Inc. ...................       22,373          250,578
+Palomar Medical
  Technologies, Inc. .....        2,700           45,333
 PolyMedica Corporation...        8,714          270,483
+STERIS Corporation.......       21,600          487,296
+Sola International
  Inc. ...................       10,600          182,638
+Sonic Innovations,
  Inc. ...................        9,000           51,120
+SonoSite, Inc. ..........        4,915          117,518
+SurModics, Inc. .........        4,683          115,389
+Sybron Dental
  Specialties, Inc. ......       12,900          385,065
+Techne Corporation.......       14,429          626,940
+ThermoGenesis Corp. .....       10,700           49,434
+Thoratec Laboratories
  Corporation.............       16,747          179,695
+Urologix, Inc. ..........        5,900           91,096
+Ventana Medical Systems,
  Inc. ...................        4,580          217,687
+Viasys Healthcare
  Inc. ...................       10,200          213,282
 Vital Signs, Inc. .......        1,824           52,969
 West Pharmaceutical
   Services, Inc. ........        4,338          183,497
+Wright Medical Group,
  Inc. ...................        8,000          284,800
 Young Innovations,
   Inc. ..................          600           15,240
                                            ------------
                                              10,803,325
                                            ------------

Medical Services - 0.3%
+AMERICA SERVICE GROUP
  INC.....................        3,000          104,250
+Hanger Orthopedic Group,
  Inc. ...................        9,200          107,824

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+Magellan Health Services,
  Inc. ...................        8,000     $    267,600
 Option Care, Inc. .......        4,781           72,958
+PAREXEL International
  Corporation.............       10,197          201,901
+ProxyMed, Inc. ..........          700           11,802
+RehabCare Group, Inc. ...        6,195          164,973
                                            ------------
                                                 931,308
                                            ------------

Metal Fabricating - 0.8%
 CIRCOR International,
   Inc. ..................        3,500           71,365
 Commercial Metals
   Company................        9,578          310,806
+Encore Wire Corporation..        3,500           96,495
 Kaydon Corp. ............        9,726          300,825
+Lone Star Technology.....        9,558          263,418
+Maverick Tube
  Corporation.............       14,763          387,676
+Metals USA, Inc. ........        5,400           96,552
 NN, Inc. ................        5,565           70,731
+NS Group, Inc. ..........        4,655           76,528
 Penn Engineering &
   Manufacturing Corp. ...        2,556           54,801
 Quanex Corporation.......        5,805          282,704
+RTI International Metals,
  Inc. ...................        7,013          111,857
 Reliance Steel & Aluminum
   Co. ...................        8,447          340,583
 Ryerson Tull, Inc. ......        5,893           93,581
+The Shaw Group Inc. .....       21,000          212,730
 Valmont Industries,
   Inc. ..................        4,158           95,218
                                            ------------
                                               2,865,870
                                            ------------

Metals & Minerals - Miscellaneous - 0.5%
 AMCOL International
   Corporation............        7,173          135,928
+Brush Engineered
  Materials Inc. .........        5,511          104,158
+Cleveland-Cliffs Inc. ...        3,959          223,248
 Compass Minerals
   International, Inc. ...        3,300           63,954
+GrafTech International
  Ltd. ...................       31,244          326,812
+Hecla Mining Company.....       42,100          239,970
 Minerals Technologies,
   Inc. ..................        7,153          414,874
+Stillwater Mining
  Company.................       10,364          155,564
+Titanium Metals
  Corporation.............          200           18,510
                                            ------------
                                               1,683,018
                                            ------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------

Milling - Fruit & Grain Processing - 0.2%
 Corn Products
   International, Inc. ...       12,889     $    599,983
 MGP Ingredients, Inc. ...        1,800           69,642
                                            ------------
                                                 669,625
                                            ------------

Miscellaneous Health Care - 0.1%
+ NeighborCare, Inc. .....       13,100          410,423
                                            ------------

Miscellaneous Materials & Commodities - 0.2%
+Ceradyne, Inc. ..........        5,900          211,043
+Symyx Technologies.......        9,779          235,869
 WD-40 Company............        6,789          203,263
                                            ------------
                                                 650,175
                                            ------------

Miscellaneous Materials & Processing - 0.3%
+Insituform Technologies,
  Inc.(Class A)...........        8,838          143,794
+Metal Management, Inc. ..        6,900          136,689
+Rogers Corporation.......        5,655          395,285
 USEC Inc. ...............       27,759          243,446
                                            ------------
                                                 919,214
                                            ------------

Miscellaneous Producer Durables - 0.0%
+BE Aerospace, Inc. ......        9,400           71,252
                                            ------------

Multi-Sector Companies - 0.4%
 GenCorp Inc. ............       14,971          200,462
 Kaman Corp. (Class A)....        7,294          102,043
 Lancaster Colony
   Corporation............        8,199          341,406
 Raven Industries,
   Inc. ..................        2,600           92,378
+Sequa Corporation (Class
  A)......................        1,465           85,659
 Trinity Industries,
   Inc. ..................       13,150          418,039
 Walter Industries,
   Inc. ..................        7,802          106,263
                                            ------------
                                               1,346,250
                                            ------------

Office Furniture & Business Equipment - 0.1%
+General Binding
  Corporation.............        1,000           15,490
+Imagistics International
  Inc. ...................        5,224          184,930
 Kimball International
   (Class B)..............        7,574          111,717
+Presstek, Inc. ..........       10,640          111,826
+TransAct Technologies
  Incorporated............        3,400          107,304
                                            ------------
                                                 531,267
                                            ------------

Offshore Drilling - 0.0%
+Atwood Oceanics, Inc. ...        3,227          134,727
                                            ------------

Oil - Crude Producers - 2.3%
+Atlas America, Inc. .....        2,200           44,022

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
 Berry Petroleum Company
   (Class A)..............        4,901     $    144,138
+Brigham Exploration
  Company.................        3,700           33,966
 Cabot Oil & Gas
   Corporation (Class A)..       10,874          459,970
+Callon Petroleum
  Company.................        5,400           77,004
+Cheniere Energy, Inc. ...        7,400          144,818
+Cimarex Energy Co. ......       13,700          414,151
+Clayton Williams Energy,
  Inc. ...................        2,400           57,360
+Comstock Resources,
  Inc. ...................       10,557          205,439
+Denbury Resources Inc. ..       16,470          345,047
+Edge Petroleum
  Corporation.............        5,700           96,900
+Encore Acquisition
  Company.................        6,200          172,980
+Energy Partners,Ltd. ....        8,000          122,400
+FX Energy, Inc. .........       11,200           99,792
+Forest Oil Corporation...       15,000          409,800
 Frontier Oil
   Corporation............       10,315          218,575
+Grey Wolf, Inc. .........       61,743          261,790
+Harvest Natural
  Resources, Inc. ........       11,900          177,429
+The Houston Exploration
  Company.................        4,583          237,583
+Magnum Hunter Resources,
  Inc. ...................       25,872          268,551
+McMoRan Exploration
  Co. ....................        5,900           91,922
+The Meridian Resource
  Corporation.............       14,111           97,930
+PetroCorp Incorporated
  (Escrow Shares).........          500                0
+Petroleum Development
  Corporation.............        6,300          172,746
+Plains Exploration &
  Production Company......       25,490          467,742
+Plains Resources Inc. ...        8,950          151,703
+Prima Energy
  Corporation.............        3,943          156,025
+Quicksilver Resources
  Inc. ...................        4,910          329,314
 Range Resources
   Corporation............       24,537          358,240
+Remington Oil & Gas
  Corporation.............        7,420          175,112
 Resource America,
   Inc.(Class A)..........        4,749          112,076
 St. Mary Land &
   Exploration Company....        9,826          350,297
+Spinnaker Exploration
  Company.................        7,687          302,714
+Stone Energy
  Corporation.............        7,678          350,731
+Swift Energy Company.....        9,217          203,327

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+Todco....................        4,500     $     69,615
+Unit Corporation.........       12,508          393,377
 Vintage Petroleum,
   Inc. ..................       18,883          320,445
+Whiting Petroleum
  Corporation.............        4,600          115,690
                                            ------------
                                               8,210,721
                                            ------------

Oil - Integrated Domestic - 0.1%
+Delta Petroleum
  Corporation.............        6,900           92,805
+Giant Industries,
  Inc. ...................        4,600          101,200
+KCS Energy, Inc. ........       14,200          189,144
+Mission Resources
  Corporation.............       16,600           94,620
                                            ------------
                                                 477,769
                                            ------------

Paints & Coatings - 0.2%
 Ferro Corporation........       14,176          378,216
 H.B. Fuller Company......        9,540          270,936
 Kronos Worldwide, Inc. ..        2,052           70,175
                                            ------------
                                                 719,327
                                            ------------

Paper - 0.3%
 Albany International
   Corp. (Class A)........        8,726          292,845
+Buckeye Technologies
  Inc. ...................        7,398           85,077
+Caraustar Industries,
  Inc. ...................       11,274          159,076
 Chesapeake Corporation...        5,092          135,855
 P.H. Glatfelter Company..        9,401          132,366
 Rock-Tenn Company (Class
   A).....................        7,580          128,481
 Wausau-Mosinee Paper
   Corporation............       15,142          261,957
                                            ------------
                                               1,195,657
                                            ------------

Plastics - 0.1%
 Spartech Corporation.....        8,354          216,703
                                            ------------

Pollution Control & Environmental Services - 0.2%
 BHA Group Holdings,
   Inc. ..................        2,300           87,055
+Darling International
  Inc. ...................       16,300           68,460
+Duratek, Inc. ...........        3,400           51,374
+Headwaters Incorporated..       12,046          312,353
+Ionics, Inc. ............        6,867          193,993
+TRC Companies, Inc. .....        3,000           50,040
                                            ------------
                                                 763,275
                                            ------------

Power Transmission Equipment - 0.1%
 Regal-Beloit
   Corporation............        8,151          181,441
 Woodhead Industries,
   Inc. ..................        3,911           60,464
                                            ------------
                                                 241,905
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
Printing & Copying Services - 0.1%
 Bowne & Co., Inc. .......       12,482     $    197,840
 Schawk, Inc. ............        2,400           33,528
                                            ------------
                                                 231,368
                                            ------------

Production Technology Equipment - 1.7%
+ADE Corporation..........        2,200           47,542
+ATMI, Inc. ..............       10,357          282,850
+August Technology
  Corp. ..................        4,200           52,668
+Axcelis Technologies,
  Inc. ...................       33,800          420,472
+Brooks Automation,
  Inc. ...................       16,088          324,173
 Cognex Corporation.......       13,256          510,091
+Credence Systems
  Corporation.............       30,168          416,318
+Cymer, Inc. .............       12,200          456,768
+Dionex Corporation.......        6,131          338,247
+DuPont Photomasks,
  Inc. ...................        5,708          116,044
+Electro Scientific
  Industries, Inc. .......        9,661          273,503
+Entegris Inc. ...........       14,400          166,608
+Esterline Technologies
  Corporation.............        6,990          206,415
+FEI Company..............        7,855          187,813
+Intevac, Inc. ...........        3,200           28,384
+Kulicke and Soffa
  Industries..............       18,156          198,990
+LTX Corporation..........       19,503          210,827
 MTS Systems Corporation..        8,200          192,290
+Mattson Technology,
  Inc. ...................       11,099          133,410
+Mykrolis Corporation.....       12,100          210,782
+Photon Dynamics, Inc. ...        5,562          195,059
+Photronics, Inc. ........       10,079          190,896
+Rofin-Sinar Technologies,
  Inc. ...................        5,900          149,801
+Rudolph Technologies,
  Inc. ...................        4,473           81,364
+Ultratech Stepper,
  Inc. ...................        6,990          113,797
+Varian Semiconductor
  Equipment Associates,
  Inc. ...................       11,242          433,492
                                            ------------
                                               5,938,604
                                            ------------

Publishing - Miscellaneous - 0.5%
 Advanced Marketing
   Services, Inc. ........        4,681           60,432
 Banta Corporation........        8,994          399,424
+Consolidated Graphics,
  Inc. ...................        3,400          149,770
 Courier Corporation......        1,300           54,262
+Information Holdings
  Inc. ...................        4,018          109,973
+Martha Stewart Living
  Omnimedia, Inc. (Class
  A)......................        5,882           52,938

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+PRIMEDIA Inc. ...........       44,600     $    123,988
+Playboy Enterprises,
  Inc. ...................        4,207           48,843
 The Reader's Digest
   Association, Inc.
   (Class A)..............       30,700          490,893
+Scholastic Corporation...        8,800          263,560
 Thomas Nelson, Inc. .....        3,300           75,042
                                            ------------
                                               1,829,125
                                            ------------

Publishing - Newspapers - 0.2%
 Hollinger International
   Inc. ..................       20,929          351,398
 Journal Communications,
   Inc. ..................        4,900           92,267
+Journal Register Co. ....       12,233          244,660
 Pulitzer Inc. ...........        2,755          134,720
                                            ------------
                                                 823,045
                                            ------------

Radio & Television Broadcasters - 0.6%
+Beasley Broadcast Group,
  Inc. (Class A)..........        1,833           27,422
+Cumulus Media Inc. (Class
  A)......................       16,300          274,003
+Emmis Communications
  Corporation (Class A)...       16,200          339,876
+Fisher Communications,
  Inc. ...................        1,500           75,495
 Gray Television, Inc. ...       13,100          181,959
 The Liberty
   Corporation............        5,254          246,675
+Lin TV Corp. (Class A)...        9,000          190,800
+Nexstar Broadcasting
  Group, Inc. ............        5,400           59,292
+Paxson Communications
  Corporation.............       20,268           65,871
+Regent Communications,
  Inc. ...................       10,171           62,958
+Saga Communications, Inc.
  (Class A)...............        5,433           99,152
+Salem Communications
  Corporation (Class A)...        3,183           86,355
 Sinclair Broadcast Group,
   Inc. (Class A).........       17,164          176,274
+Spanish Broadcasting
  System, Inc. (Class
  A)......................       14,584          135,777
 World Wrestling
   Federation
   Entertainment, Inc.....        2,668           34,017
+Young Broadcasting Inc.
  (Class A)...............        7,108           93,470
                                            ------------
                                               2,149,396
                                            ------------

Railroad Equipment - 0.1%
+The Greenbrier Companies,
  Inc. ...................          500            9,525

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
 Wabtec Corporation.......       12,739     $    229,812
                                            ------------
                                                 239,337
                                            ------------

Railroads - 0.2%
 Florida East Coast
   Industries, Inc. ......        6,281          242,761
+Genesee & Wyoming Inc.
  (Class A)...............        5,150          122,055
+Kansas City Southern
  Industries, Inc. .......       21,876          339,078
+RailAmerica, Inc. .......        8,902          129,969
                                            ------------
                                                 833,863
                                            ------------

Real Estate - 0.3%
+Avatar Holdings Inc. ....        1,500           62,400
+Bluegreen Corporation....        3,800           52,440
 Consolidated-Tomoka Land
   Co. ...................        1,900           71,744
+First Acceptance
  Corporation.............        3,700           25,900
 LNR Property Corp. ......        5,700          309,225
+Reading International,
  Inc. (Class A)..........        1,300           11,310
+Sunterra Corporation.....        8,000          100,800
+Tarragon Realty Investors
  Inc. ...................          250            3,688
+Tejon Ranch Co. .........        1,915           66,642
+Trammell Crow Company....        9,278          130,820
+WCI Communities, Inc. ...        9,900          220,869
                                            ------------
                                               1,055,838
                                            ------------

Real Estate Investment Trusts (REIT) - 5.9%
 Acadia Realty Trust......       10,601          145,658
 Affordable Residential
   Communities............        6,100          101,260
+Alexander's, Inc. .......          567           95,109
 Alexandria Real Estate
   Equities, Inc. ........        7,056          400,640
 American Financial Realty
   Trust..................       33,900          484,431
 American Home Mortgage
   Investment Corp. ......       10,197          264,408
 Amli Residential
   Properties Trust.......        8,340          244,696
 Anthracite Capital,
   Inc. ..................       15,700          188,086
 Anworth Mortgage Asset
   Corporation............       14,800          175,824
 Arbor Realty Trust,
   Inc. ..................        3,900           77,805
 Ashford Hospitality
   Trust..................        2,800           23,380
 Bedford Property
   Investors, Inc. .......        5,899          172,487
 Brandywine Realty Trust..       12,347          335,715
 Capital Automotive.......       11,450          335,829
+Capital Lease Funding,
  Inc. ...................       10,800          112,320

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
 Capital Trust, Inc. .....          700     $     18,704
 Capstead Mortgage
   Corporation............        7,200           96,840
 CarrAmerica Realty
   Corporation............       19,100          577,393
 Cedar Shopping Centers
   Inc. ..................        8,200           94,218
 Colonial Properties
   Trust..................        6,006          231,411
 Commercial Net Lease
   Realty.................       17,075          293,690
 Cornerstone Realty Income
   Trust, Inc. ...........       17,803          156,132
 Corporate Office
   Properties Trust.......        9,900          246,015
 Correctional Properties
   Trust..................        3,500          102,375
 Cousins Properties,
   Inc. ..................       10,800          355,860
 EastGroup Properties,
   Inc. ..................        6,927          233,232
 Entertainment Properties
   Trust..................        8,680          310,223
 Equity Inns Inc. ........       15,040          139,722
 Equity One, Inc. ........        9,300          168,144
 Essex Property Trust,
   Inc. ..................        8,095          553,293
+FelCor Lodging Trust
  Inc. ...................       16,370          198,077
 First Industrial Realty
   Trust, Inc. ...........       14,600          538,448
 Gables Residential
   Trust..................        9,682          328,994
 Getty Realty
   Corporation............        5,700          143,412
 Glenborough Realty Trust
   Incorporated...........        7,739          142,011
 Glimcher Realty Trust....       11,756          260,043
 Government Properties
   Trust, Inc. ...........        9,500           99,275
 Healthcare Realty Trust,
   Inc. ..................       13,400          502,232
 Heritage Property
   Investment Trust.......        7,800          211,068
 Highland Hospitality
   Corporation............        8,200           82,410
 Highwoods Properties,
   Inc. ..................       18,500          434,750
 Home Properties of New
   York, Inc. ............       10,820          421,764
 Impac Mortgage Holdings,
   Inc. ..................       22,400          504,448
 Innkeepers USA Trust.....       14,192          146,320
 Investors Real Estate
   Trust..................       13,600          141,168
 Keystone Property
   Trust..................       10,504          252,411
 Kilroy Realty
   Corporation............        8,878          302,740
+Koger Equity, Inc. ......        8,848          204,566
 Kramont Realty Trust.....        8,000          128,000
 LTC Properties...........        4,500           74,700
+La Quinta Corporation....       62,300          523,320

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
 LaSalle Hotel
   Properties.............        9,220     $    224,968
 Lexington Corporate
   Properties Trust.......       14,642          291,522
 Luminent Mortgage
   Capital, Inc. .........        9,400          112,800
 MFA Mortgage Investments,
   Inc. ..................       26,900          239,410
 Maguire Properties,
   Inc. ..................        9,900          245,223
 Manufactured Home
   Communities, Inc. .....        6,194          205,579
+MeriStar Hospitality
  Corporation.............       24,458          167,293
 Mid-America Apartment
   Communities, Inc. .....        5,929          224,650
 Mission West Properties
   Inc. ..................        4,500           54,495
 National Health
   Investors, Inc. .......        7,529          204,714
 Nationwide Health
   Properties, Inc. ......       22,059          416,915
 Newcastle Investment
   Corporation............       11,300          338,435
 Novastar Financial,
   Inc. ..................        9,000          341,640
 OMEGA Healthcare
   Investors, Inc. .......       12,000          120,480
 Origen Financial,
   Inc. ..................        6,000           47,700
 PS Business Parks,
   Inc. ..................        4,308          173,354
 Parkway Properties,
   Inc. ..................        4,404          195,758
 Pennsylvania Real Estate
   Investment Trust.......        9,832          336,746
 Post Properties, Inc. ...       13,086          381,457
 Prentiss Properties
   Trust..................       13,750          460,900
 Price Legacy
   Corporation............        6,675          123,221
 RAIT Investment Trust....        9,000          221,850
 Ramco-Gershenson
   Properties Trust.......        4,700          113,881
 Realty Income
   Corporation............       12,300          513,234
 Redwood Trust, Inc. .....        5,995          333,802
 Saul Centers, Inc. ......        4,822          154,834
 Senior Housing Properties
   Trust..................       17,814          299,097
 Sovran Self Storage,
   Inc. ..................        4,604          175,781
 Summit Properties
   Inc. ..................        9,319          238,939
 Sun Communities, Inc. ...        5,343          201,164
 Tanger Factory Outlet
   Centers, Inc. .........        5,361          209,615
 Taubman Centers, Inc. ...       15,608          357,267
 Town & Country Trust.....        7,163          180,794
 U.S. Restaurant
   Properties, Inc. ......        9,700          147,343
 Universal Health Realty
   Income Trust...........        3,727          106,965
 Urstadt Biddle Properties
   (Class A)..............        5,700           84,417

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
 Washington Real Estate
   Investment Trust.......       13,865     $    407,354
 Winston Hotels, Inc. ....        7,255           75,089
                                            ------------
                                              21,103,743
                                            ------------

Recreational Vehicles & Boats - 0.4%
 Arctic Cat Inc. .........        5,843          160,858
 Coachmen Industries,
   Inc. ..................        4,407           70,468
+Fleetwood Enterprises,
  Inc. ...................       17,799          258,975
 Marine Products Corp. ...        1,450           26,898
 Monaco Coach
   Corporation............        9,224          259,840
 Thor Industries, Inc. ...       12,884          431,099
 Winnebago Industries,
   Inc. ..................        8,190          305,323
                                            ------------
                                               1,513,461
                                            ------------

Rental & Leasing Services - Commercial - 0.2%
 Electro Rent
   Corporation............        3,753           39,294
 GATX Corporation.........       15,700          427,040
+Marlin Business Services
  Inc. ...................        3,600           54,108
 McGrath Rentcorp.........        2,205           81,475
+United Rentals, Inc. ....       14,700          262,983
                                            ------------
                                                 864,900
                                            ------------

Rental & Leasing Services - Consumer - 0.2%
 Aaron Rents, Inc. .......        7,862          260,547
+Amerco...................        2,200           52,250
+Dollar Thrifty Automotive
  Group, Inc. ............        8,395          230,359
+Rent-Way, Inc. ..........        8,678           78,102
+WESCO International,
  Inc. ...................        4,558           83,867
                                            ------------
                                                 705,125
                                            ------------

Restaurants - 1.5%
 Bob Evans Farms, Inc. ...       12,480          341,702
+Buffalo Wild Wings
  Inc. ...................        1,700           47,005
 CBRL Group, Inc. ........       15,400          475,090
+CEC Entertainment Inc. ..       12,350          364,449
+CKE Restaurants, Inc. ...       16,000          213,280
+California Pizza Kitchen,
  Inc. ...................        6,100          116,876
+Chicago Pizza & Brewery,
  Inc. ...................        3,600           54,756
+Cosi, Inc. ..............        4,100           24,477
+Dave & Buster's, Inc. ...        3,500           65,765
 IHOP Corp. ..............        6,748          241,308
+Jack in the Box Inc. ....       12,118          359,905
+Krispy Kreme Doughnuts,
  Inc. ...................       17,300          330,257
 Landry's Restaurants,
   Inc. ..................        7,096          212,099

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
 Lone Star Steakhouse &
   Saloon, Inc. ..........        6,554     $    178,203
+O'Charley's Inc. ........        8,884          152,716
+P.F. Chang's China
  Bistro, Inc. ...........        8,208          337,759
+Panera Bread Company
  (Class A)...............        9,000          322,920
+Papa John's
  International, Inc. ....        4,848          143,210
+RARE Hospitality
  International, Inc. ....       12,377          308,187
+Red Robin Gourmet
  Burgers.................        4,000          109,480
+Ryan's Restaurant Group
  Inc. ...................       15,400          243,320
+Sonic Corp. .............       21,114          480,344
+The Steak 'n Shake
  Company.................        7,028          128,050
 Triarc Companies, Inc.
   (Class B)..............       11,850          120,515
                                            ------------
                                               5,371,673
                                            ------------

Retail - 3.8%
+1-800 CONTACTS, INC......        1,700           25,220
+1-800-FLOWERS.COM,
  Inc. ...................        7,324           59,617
+99 Cents Only Stores.....       14,500          221,125
+A.C. Moore Arts & Crafts,
  Inc. ...................        4,600          126,546
+Aeropostale, Inc. .......       17,450          469,580
+America's Car-Mart,
  Inc. ...................        1,900           57,057
+Asbury Automotive Group,
  Inc. ...................        2,600           39,000
+bebe stores, inc. .......        3,310           66,200
+Big 5 Sporting Goods
  Corporation.............        5,600          146,664
 Blair Corporation........        1,900           54,910
+Blue Nile, Inc. .........        2,000           75,220
 The Bon-Ton Stores,
   Inc. ..................        3,300           48,378
+Brookstone, Inc. ........        6,650          133,333
 Brown Shoe Company,
   Inc. ..................        5,979          244,720
 The Buckle, Inc. ........        1,249           35,284
 Burlington Coat Factory
   Warehouse Corporation..        5,792          111,786
+CSK Auto Corporation.....       13,934          238,829
+Cache, Inc. .............        4,650           62,822
+Casual Male Retail Group,
  Inc. ...................        9,800           71,540
 The Cato Corporation
   (Class A)..............        6,497          145,858
+Central Garden & Pet
  Company.................        5,800          207,466
+Charlotte Russe Holding
  Inc. ...................        4,400           94,072

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+Charming Shoppes, Inc. ..       38,140     $    340,590
+The Children's Place
  Retail Stores, Inc. ....        5,485          129,007
 Christopher & Banks
   Corporation............       12,728          225,413
+Coldwater Creek Inc. ....        5,220          138,173
+Cole National Corporation
  (Class A)...............        4,500          105,075
+Conn's, Inc. ............          600            9,456
+Cost Plus, Inc. .........        7,976          258,821
 Deb Shops, Inc. .........          500           12,030
+Dick's Sporting Goods,
  Inc. ...................       10,000          333,500
+The Dress Barn, Inc. ....        6,845          117,186
+Drugstore.com, Inc. .....       10,300           35,947
+Electronics Boutique
  Holdings Corp. .........        3,931          103,543
 Fred's, Inc. ............       14,035          310,033
+GSI Commerce, Inc. ......        5,000           48,150
+GameStop Corporation.....        6,600          100,452
+Gander Mountain
  Company.................        2,400           55,080
+Genesco Inc. ............        7,238          171,034
+Global Imaging Systems,
  Inc. ...................        8,100          296,946
 Goody's Family Clothing,
   Inc. ..................        6,200           64,294
+Group 1 Automotive,
  Inc. ...................        5,532          183,718
+Guitar Center, Inc. .....        7,439          330,812
+The Gymboree
  Corporation.............       11,558          177,531
 Hancock Fabrics, Inc. ...        8,200          104,550
 Handleman Company........        7,961          184,377
+Hibbett Sporting Goods,
  Inc. ...................        8,850          242,048
+Hot Topic, Inc. .........       17,181          352,039
+Insight Enterprises,
  Inc. ...................       17,498          310,764
+J. Jill Group Inc. ......        6,062          143,003
+Jo-Ann Stores, Inc. .....        6,205          182,427
+Jos. A. Bank Clothiers,
  Inc. ...................        3,550          111,435
 Lawson Products, Inc. ...        1,647           62,833
+Linens 'n Things,
  Inc. ...................       14,918          437,247
 Lithia Motors, Inc. .....        4,600          113,988
+MarineMax, Inc. .........        3,000           86,040
+The Men's Wearhouse,
  Inc. ...................       11,361          299,817
+Overstock.com, Inc. .....        3,400          132,872
+PC Connection, Inc. .....        1,259            8,284
+PC Mall, Inc. ...........        3,600           67,968
+The Pantry, Inc. ........        2,800           61,040
+Party City Corporation...        3,500           43,715
+Payless ShoeSource,
  Inc. ...................       23,800          354,858
+PetMed Express, Inc. ....        5,400           43,303

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+Priceline.com
  Incorporated............        7,916     $    213,178
+Restoration Hardware,
  Inc. ...................       11,100           81,141
+Retail Ventures, Inc. ...        2,300           17,802
+Rush Enterprises,
  Inc. ...................          100            1,290
 Russ Berrie and Company,
   Inc. ..................        3,047           59,203
+School Specialty,
  Inc. ...................        6,254          227,083
+Sharper Image
  Corporation.............        4,800          150,672
+ShopKo Stores, Inc. .....       11,398          161,168
 Sonic Automotive,
   Inc. ..................        9,200          203,780
+The Sports Authority,
  Inc. ...................        7,426          266,593
+Stage Stores, Inc. ......        6,100          229,726
 Stamps.com Inc. .........        7,703           78,494
+Stein Mart, Inc. ........        6,524          106,080
+Too Inc. ................       11,366          189,812
+Tractor Supply Company...       11,000          460,020
+Trans World Entertainment
  Corporation.............        7,730           77,455
+Tuesday Morning
  Corporation.............        7,490          217,210
 United Auto Group,
   Inc. ..................        5,531          169,525
+United Natural Foods,
  Inc. ...................       14,180          409,944
+ValueVision
  International, Inc.
  (Class A)...............        6,056           78,849
+Zale Corporation.........       18,800          512,488
                                            ------------
                                              13,536,139
                                            ------------

Savings & Loan - 2.4%
 Anchor Bancorp, Inc. ....        6,937          183,414
+BFC Financial
  Corporation.............          600            7,080
 BSB Bancorp, Inc. .......        3,741          132,993
 Bank Mutual Corporation..       23,038          251,114
 BankAtlantic Bancorp,
   Inc. (Class A).........       16,242          299,665
+BankUnited Financial
  Corporation (Class A)...       10,173          262,463
 Berkshire Hills Bancorp,
   Inc. ..................        1,800           66,780
 Brookline Bancorp,
   Inc. ..................       19,587          287,341
 Charter Financial
   Corporation............          500           17,000
 Citizens First Bancorp,
   Inc. ..................        1,900           45,239
 Coastal Financial
   Corporation............        3,864           56,414
+Commercial Capital
  Bancorp, Inc. ..........       13,526          234,947

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
 Commercial Federal
   Corporation............       14,727     $    399,102
 Dime Community
   Bancshares.............       12,249          214,113
 Downey Financial Corp. ..        5,800          308,850
 Fidelity Bankshares,
   Inc. ..................        4,348          154,137
 First Federal Capital
   Corp. .................        6,212          172,880
 First Financial Holdings,
   Inc. ..................        4,226          121,751
 First Indiana
   Corporation............        3,488           66,446
 First Niagara Financial
   Group, Inc. ...........       27,884          334,608
 First Place Financial
   Corp. .................        3,000           55,710
 First Republic Bank......        4,300          185,244
 First Sentinel Bancorp
   Inc. ..................        7,667          157,557
+FirstFed Financial
  Corp. ..................        5,600          232,960
 Flagstar Bancorp,
   Inc. ..................       10,050          199,794
 Flushing Financial
   Corporation............        5,575           98,399
 Great Southern Bancorp,
   Inc. ..................        3,078           90,032
 Harbor Florida
   Bancshares, Inc. ......        7,117          195,789
 Horizon Financial
   Corp. .................        3,400           67,660
 Hudson River Bancorp,
   Inc. ..................       10,000          170,700
 IBERIABANK Corporation...        2,700          159,786
+ITLA Capital
  Corporation.............        1,800           73,026
 KNBT Bancorp Inc. .......        8,100          135,270
 MAF Bancorp, Inc. .......       10,060          429,361
 NASB Financial Inc. .....          300           12,162
 Net.B@nk, Inc. ..........       18,411          201,232
 Northwest Bancorp,
   Inc. ..................        4,667          106,874
 OceanFirst Financial
   Corp. .................        2,896           69,359
+Ocwen Financial
  Corporation.............       13,165          158,507
 PFF Bancorp, Inc. .......        5,041          187,727
 Partners Trust Financial
   Group, Inc. ...........        1,800           35,280
 PennFed Financial
   Services, Inc. ........        1,500           51,000
 Provident Bancorp,
   Inc. ..................        9,989          113,875
 Provident Financial
   Holdings, Inc. ........        1,650           39,023
 Provident Financial
   Services, Inc. ........       18,700          328,185
 Quaker City Bancorp,
   Inc. ..................        2,300          126,362
 Seacoast Financial
   Services Corporation...        9,992          345,723
+Sterling Financial
  Corporation.............        8,169          260,346

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
 TierOne Corporation......        8,100     $    174,231
 United Community
   Financial Corp. .......        8,561          111,293
 Waypoint Financial
   Corp. .................       10,830          298,800
 Westfield Financial,
   Inc. ..................          400            8,136
 Wilshire Financial
   Services Group Inc. ...        1,900           17,651
                                            ------------
                                               8,513,391
                                            ------------

Scientific Equipment & Suppliers - 0.2%
+Bioveris Corporation.....        7,176           59,704
+Newport Corporation......       13,335          215,627
+Varian Inc. .............       11,535          486,200
                                            ------------
                                                 761,531
                                            ------------

Securities Brokerage & Services - 0.4%
 BKF Capital Group,
   Inc. ..................          900           26,145
 Charter Municipal
   Mortgage Acceptance
   Company................       14,745          289,887
+Investment Technology
  Group, Inc. ............       16,500          211,035
+Knight Trading Group,
  Inc. ...................       35,900          359,718
 LaBranche & Co. Inc. ....       15,200          127,984
+NCO Group, Inc. .........        7,761          207,141
 SWS Group, Inc. .........        5,004           76,561
                                            ------------
                                               1,298,471
                                            ------------

Services - Commercial - 2.9%
+4Kids Entertainment,
  Inc. ...................        4,563          109,147
 ABM Industries, Inc. ....       12,470          242,791
+AMN Healthcare Services,
  Inc. ...................        4,005           61,236
+Administaff, Inc. .......        7,161          118,873
+The Advisory Board
  Company.................        5,000          178,000
 Ambassadors Group,
   Inc. ..................        3,800           89,338
 Angelica Corporation.....        3,000           75,330
+autobytel.com inc. ......       13,700          124,396
 CDI Corp. ...............        5,001          173,035
+Casella Waste Systems,
  Inc. ...................        6,478           85,186
 Central Parking
   Corporation............        5,785          108,122
+Century Business
  Services, Inc. .........       20,953           91,355
+Charles River Associates
  Incorporated............        4,400          136,180
 Chemed Corporation.......        3,886          188,471
+Clark, Inc. .............        5,300           98,315
+Coinstar, Inc. ..........        8,392          184,372
+Cornell Companies,
  Inc. ...................        4,400           59,840
+Corrections Corporation
  of America..............       11,694          461,796

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+CoStar Group Inc. .......        5,850     $    268,691
+Cross Country Healthcare,
  Inc. ...................        8,300          150,645
+DiamondCluster
  International, Inc.
  (Class A)...............        6,700           58,223
+Exponent, Inc. ..........        3,200           85,984
+Exult Inc. ..............       16,700           89,846
+FTI Consulting, Inc. ....       14,141          233,327
+First Advantage
  Corporation.............        2,100           39,690
+Forrester Research,
  Inc. ...................        4,481           83,571
 G & K Services, Inc.
   (Class A)..............        6,677          268,349
+Gartner Group, Inc.
  (Class B)...............        2,600           33,514
+The Geo Group Inc. ......        3,200           65,280
 Gevity HR, Inc. .........        7,000          183,330
+Greg Manning Auctions,
  Inc. ...................        2,800           42,840
+Harris Interactive
  Inc. ...................       16,200          108,864
+Heidrick & Struggles
  International, Inc. ....        6,358          188,705
+Hudson Highland Group,
  Inc. ...................        4,000          122,640
+Insurance Auto Auctions,
  Inc. ...................        2,865           48,705
 Kelly Services, Inc.
   (Class A)..............        5,868          174,866
+kforce.com, Inc. ........        5,800           54,752
+Korn/Ferry
  International...........       11,468          222,135
+Kroll Inc. ..............       12,500          461,000
+Labor Ready, Inc. .......       15,122          234,391
+MAXIMUS, Inc. ...........        5,404          191,626
+MPS Group, Inc. .........       34,005          412,141
+Medical Staffing Network
  Holdings, Inc. .........        4,000           25,760
+MemberWorks
  Incorporated............        2,854           84,535
+Midas Group, Inc. .......        5,742           99,911
+Monro Muffler Brake,
  Inc. ...................        3,100           75,206
+Navigant Consulting,
  Inc. ...................       16,323          349,965
+Navigant International,
  Inc. ...................        4,811           85,588
+NetRatings, Inc. ........        3,817           62,179
+PDI, Inc. ...............        2,821           85,561
+Pegasus Systems, Inc. ...        9,339          122,621
 The Pep Boys - Manny, Moe
   & Jack.................       19,110          484,439
+Pre-Paid Legal Services,
  Inc. ...................        4,648          110,762
+Resources Connection,
  Inc. ...................        8,216          321,328
 Rollins, Inc. ...........        6,468          148,829

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+SITEL Corporation........       13,300     $     56,126
+The Source Information
  Management Company......        8,600           95,632
+Spherion Corporation.....       21,029          213,234
 StarTek, Inc. ...........        3,340          119,572
+TeleTech Holdings,
  Inc. ...................       12,689          111,283
+Tetra Tech, Inc. ........       18,531          302,426
 UniFirst Corporation.....        3,000           87,270
+Volt Information
  Sciences, Inc. .........        1,659           52,275
+Waste Connections,
  Inc. ...................       14,418          427,638
 Watson Wyatt & Company
   Holdings...............       10,625          283,156
+Wireless Facilities,
  Inc. ...................       14,113          138,731
 World Fuel Services
   Corporation............        3,700          166,796
                                            ------------
                                              10,519,721
                                            ------------

Shipping - 0.4%
 Alexander & Baldwin,
   Inc. ..................       15,092          504,827
+GulfMark Offshore,
  Inc. ...................        4,300           67,854
+Kirby Corporation........        7,230          281,247
 Overseas Shipholding
   Group, Inc. ...........        8,898          392,669
+Seabulk International,
  Inc. ...................        1,800           14,850
                                            ------------
                                               1,261,447
                                            ------------

Shoes - 0.4%
+Deckers Outdoor
  Corporation.............        3,800          112,062
+The Finish Line, Inc. ...        6,133          185,033
 Kenneth Cole Productions,
   Inc. (Class A).........        1,892           64,839
 K-Swiss Inc. (Class A)...        7,896          159,578
+Shoe Carnival, Inc. .....        2,300           34,523
+Skechers U.S.A., Inc.
  (Class A)...............        6,555           85,215
+Steve Madden,Ltd. .......        4,012           80,120
 The Stride Rite
   Corporation............       12,935          142,673
 Weyco Group, Inc. .......          150            5,144
 Wolverine World Wide,
   Inc. ..................       14,572          382,515
                                            ------------
                                               1,251,702
                                            ------------

Steel - 0.5%
+AK Steel Holding
  Corporation.............       36,027          189,862
 Allegheny Technologies
   Incorporated...........       27,700          499,985
 Carpenter Technology
   Corporation............        7,426          252,855

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
 Gibraltar Steel
   Corporation............        5,223     $    171,419
+Oregon Steel Mills,
  Inc. ...................       10,100          148,874
 Schnitzer Steel
   Industries, Inc. (Class
   A).....................        6,250          212,250
+Steel Dynamics, Inc. ....       13,597          389,282
 Steel Technologies
   Inc. ..................        2,000           44,160
+Wheeling-Pittsburgh
  Corporation.............        1,100           22,946
                                            ------------
                                               1,931,633
                                            ------------

Synthetic Fibers - 0.0%
 Wellman, Inc. ...........       14,018          113,966
                                            ------------

Telecommunications Equipment - 0.5%
 Applied Signal
   Technology, Inc. ......        4,100          143,705
+Arris Group Inc. ........       25,400          150,876
+Audiovox Corporation
  (Class A)...............        6,885          116,219
 Belden Inc. .............        8,569          183,634
+C-COR.net Corp. .........       12,334          126,917
+CycleLogic, Inc. ........            8                1
+INTAC International
  Inc. ...................        1,200           14,448
+InterDigital
  Communications
  Corporation.............       17,400          327,294
+MasTec, Inc. ............        5,700           30,951
+Powerwave Technologies,
  Inc. ...................       21,077          162,293
+SBA Communications
  Corporation.............       17,800           79,210
 SpectraLink Corporation..        6,380           95,062
+SymmetriCom, Inc. .......       14,900          132,610
+Terayon Communication
  Systems, Inc. ..........       22,176           51,892
+WilTel Communications
  Group, Inc. ............        7,900                0
                                            ------------
                                               1,615,112
                                            ------------

Textile Products - 0.1%
+DHB Capital Group Inc. ..        8,100          122,958
+Interface, Inc. .........       14,621          127,641
                                            ------------
                                                 250,599
                                            ------------

Textiles Apparel Manufacturers - 0.7%
+Carter's, Inc. ..........        1,000           29,110
 Cherokee Inc. ...........        2,200           55,198
+Guess?, Inc. ............        3,585           57,719
+Hartmarx Corporation.....        3,500           22,050
 Kellwood Co. ............        9,082          395,521
+Maxwell Shoe Company Inc.
  (Class A)...............        6,400          148,736
 OshKosh B'Gosh, Inc.
   (Class A)..............        3,702           92,439

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
 Oxford Industries,
   Inc. ..................        4,442     $    193,494
+Perry Ellis
  International, Inc. ....        2,900           73,254
 Phillips-Van Heusen
   Corporation............        8,054          155,040
+Quiksilver, Inc. ........       18,450          439,295
 Russell Corporation......       11,017          197,865
+Vans, Inc. ..............        9,187          188,793
+Warnaco Group, Inc. .....       14,200          302,034
                                            ------------
                                               2,350,548
                                            ------------

Tires & Rubber - 0.3%
 Bandag,Incorporated......        3,674          163,603
 Cooper Tire & Rubber
   Company................       23,400          538,200
+The Goodyear Tire &
  Rubber Company..........       50,400          458,136
                                            ------------
                                               1,159,939
                                            ------------
Tobacco - 0.3%
 DIMON Incorporated.......       14,955           85,543
 Schweitzer-Manduit
   International, Inc. ...        6,120          187,456
 Standard Commercial
   Corporation............        3,100           55,955
+Star Scientific, Inc. ...       13,700           54,252
 Universal Corporation....        8,656          440,937
 Vector Group Ltd. .......        9,709          152,917
                                            ------------
                                                 977,060
                                            ------------

Toys - 0.1%
+JAKKS Pacific, Inc. .....        9,661          200,852
+Leapfrog Enterprises,
  Inc. ...................        8,000          159,120
                                            ------------
                                                 359,972
                                            ------------

Transportation - Miscellaneous - 0.2%
+Hub Group, Inc. (Class
  A)......................        1,300           44,330
+Laidlaw International,
  Inc. ...................       31,900          413,424
+Pacer International,
  Inc. ...................        9,200          170,200
 Quixote Corporation......        2,900           58,145
+SCS Transportation,
  Inc. ...................        6,181          163,117
+U.S.Xpress Enterprises,
  Inc. (Class A)..........        1,900           29,887
                                            ------------
                                                 879,103
                                            ------------

Truckers - 0.9%
 Arkansas Best
   Corporation............        7,341          241,666
+Central Freight Lines,
  Inc. ...................        6,400           51,200
+Covenant Transport, Inc.
  (Class A)...............        2,900           49,561
+Forward Air Corporation..        6,288          235,171
 Heartland Express,
   Inc. ..................       11,320          309,715

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+Knight Transportation,
  Inc. ...................        8,050     $    231,277
+Landstar System, Inc. ...        9,908          523,836
+Marten Transport,
  Ltd. ...................        1,300           24,245
+Old Dominion Freight
  Line, Inc. .............        5,450          160,666
 Overnite Corporation.....       10,300          302,820
+P.A.M. Transportation
  Services, Inc. .........        1,200           22,920
+Swift Transportation Co.,
  Inc. ...................       14,700          263,865
 USF Corporation..........       10,202          358,396
 Werner Enterprises,
   Inc. ..................       14,200          299,620
                                            ------------
                                               3,074,958
                                            ------------

Utilities - Cable Television & Radio - 0.0%
+Mediacom Communications
  Corporation.............       18,700          146,234
                                            ------------

Utilities - Electrical - 1.3%
 Avista Corporation.......       16,675          307,154
 Black Hills
   Corporation............       11,100          349,650
 CH Energy Group, Inc. ...        5,189          240,977
+CMS Energy Corporation...       51,800          472,934
 Central Vermont Public
   Service Corporation....        3,903           79,972
 Cleco Corporation........       15,767          283,491
 Duquesne Light Holdings
   Inc. ..................       23,500          453,785
+El Paso Electric
  Company.................       17,508          270,324
 Empire District Electric
   Company................        9,668          194,423
 IDAcorp Inc. ............       13,400          361,800
 MGE Energy, Inc. ........        5,645          184,196
 Otter Tail Company.......        8,486          227,934
 PNM Resources Inc. ......       21,679          450,262
+Sierra Pacific
  Resources...............       38,877          299,742
 UIL Holdings
   Corporation............        4,900          238,581
 UniSource Energy
   Corporation............       11,283          280,383
                                            ------------
                                               4,695,608
                                            ------------

Utilities - Gas Distributors - 1.4%
 Atmos Energy
   Corporation............       17,038          436,173
 Cascade Natural Gas
   Corporation............        5,322          117,457
 EnergySouth, Inc. .......        2,400           96,048
 The Laclede Group,
   Inc. ..................        6,448          176,740
 NICOR, Inc. .............       13,600          461,992
 NUI Corporation..........        7,683          112,172
 New Jersey Resources
   Corporation............        9,974          414,719

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
 Northwest Natural Gas
   Company................       10,199     $    311,070
 Peoples Energy
   Corporation............       11,600          488,940
 Piedmont Natural Gas
   Company, Inc. .........       11,800          503,860
 South Jersey Industries,
   Inc. ..................        4,966          218,504
+Southern Union Company...       19,602          413,210
 Southwest Gas
   Corporation............       10,890          262,776
+Southwestern Energy
  Company.................       13,224          379,132
 WGL Holdings Inc. .......       14,900          427,928
                                            ------------
                                               4,820,721
                                            ------------
Utilities - Gas Pipelines - 0.0%
+TransMontaigne Inc. .....        5,631           30,295
                                            ------------

Utilities - Miscellaneous - 0.1%
+Aquila, Inc. ............       64,800          230,688
                                            ------------

Utilities - Telecommunications - 0.8%
+Airgate PCS, Inc. .......        3,700           67,710
+Alamosa Holdings,
  Inc. ...................       18,700          137,445
+Alaska Communications
  Systems Holdings,
  Inc.....................          400            2,440
+Arch Wireless, Inc. .....        5,200          148,148
+Boston Communications
  Group, Inc. ............        6,121           62,740
 CT Communications,
   Inc. ..................        5,755           86,613
+Centennial Communications
  Corp. ..................        1,626           11,626
+Cincinnati Bell Inc. ....       76,000          337,440
+Commonwealth Telephone
  Enterprises, Inc. ......        7,933          355,160
 D&E Communications,
   Inc. ..................        4,300           57,706
+Dobson Communications
  Corporation (Class A)...       30,700           98,547
+General Communication,
  Inc. (Class A)..........       15,039          119,410
+Golden Telecom, Inc. ....        4,492          126,405
+Intrado Inc. ............        5,700           91,713
+ITC()para.DeltaCom,
  Inc. ...................          900            5,013
+Metrocall Holdings
  Inc. ...................        1,500          100,455
 North Pittsburgh Systems,
   Inc. ..................        4,421           88,641
+PTEK Holdings, Inc. .....       17,000          196,010
+Price Communications
  Corporation.............       14,389          212,382

                              SHARES            VALUE
INDUSTRY++                     HELD       (IN U.S. DOLLARS)
----------                  -----------   -----------------
+Primus Telecommunications
  Group, Incorporated.....       26,300     $    133,604
 Shenandoah
   Telecommunications
   Company................        1,300           35,100
 SureWest
   Communications.........        4,600          145,360
+TALK America Holdings,
  Inc. ...................       11,433           87,691
+Time Warner Telecom,
  Inc.(Class A)...........       17,500           73,325
+Triton PCS Holdings,
  Inc.(Class A)...........        8,200           35,752
+UbiquiTel Inc. ..........       27,300          115,206
                                            ------------
                                               2,931,642
                                            ------------

Utilities - Water - 0.2%
 American States Water
   Company................        4,985          115,851
 California Water Service
   Group..................        5,296          145,905
 Connecticut Water
   Service, Inc. .........        2,589           66,434
 Middlesex Water
   Company................        3,282           63,605
 SJW Corp. ...............        1,974           67,116
 Southwest Water
   Company................        8,126          101,738
                                            ------------
                                                 560,649
                                            ------------

Wholesale & International Trade - 0.0%
+Central European
  Distribution
  Corporation.............        5,250          136,028

Wholesalers - 0.2%
+Brightpoint, Inc. .......        7,100           97,625
+LKQ Corporation..........        3,200           59,296
+United Stationers,
  Inc. ...................       11,269          447,605
                                            ------------
                                                 604,526
                                            ------------
    TOTAL COMMON STOCKS
      (COST - $289,360,491) - 95.2%          339,603,674
                                            ------------

                               FACE             VALUE
INDUSTRY++                    AMOUNT      (IN U.S. DOLLARS)
----------                  -----------   -----------------
FIXED INCOME SECURITIES
Construction
 Brookfield Homes
   Corporation, 12% due
   6/30/2020..............  $    13,050           13,474
                                            ------------
TOTAL FIXED INCOME SECURITIES
  (COST - $13,050) - 0.0%                         13,474
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               FACE             VALUE
INDUSTRY++                    AMOUNT      (IN U.S. DOLLARS)
----------                  -----------   -----------------
                            BENEFICIAL          VALUE
INDUSTRY++                   INTEREST     (IN U.S. DOLLARS)
----------                  -----------   -----------------
SHORT-TERM SECURITIES
 Merrill Lynch Liquidity
   Series, LLC Cash Sweep
   I (a)..................  $14,258,375     $ 14,258,375
 Merrill Lynch Liquidity
   Series, LLC Money
   Market Series (a)(b)...    8,999,450        8,999,450
                                            ------------
    TOTAL SHORT-TERM
      SECURITIES
      (COST - $23,257,825) - 6.5%..           23,257,825
                                            ------------
TOTAL INVESTMENTS
  (COST - $312,631,366) - 101.7%..           362,874,973
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (1.7%)...                    (6,119,674)
                                            ------------
NET ASSETS - 100.0%.......                  $356,755,299
                                            ============

---------------

(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as Affiliated Companies in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                                INTEREST/
                                                                                DIVIDEND
   AFFILIATE                                                     NET ACTIVITY    INCOME
   ---------                                                     ------------   ---------
   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I.....  $(25,933,154)  $100,163
   Merrill Lynch Liquidity Series, LLC Money Market Series.....  $  2,161,324   $ 29,270
   Merrill Lynch Premier Institutional Fund....................    (2,279,374)  $  8,136

(b) Security was purchased with the cash proceeds from securities loans.

+   Non-income producing security.

++ For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

    Financial futures contracts purchased as of June 30,2004 were as follows:

   NUMBER OF                                                      UNREALIZED
   CONTRACTS         ISSUE         EXPIRATION DATE  FACE VALUE      GAINS
   ---------   ------------------  ---------------  -----------   ----------
      52       Russell 2000 Index  September 2004   $14,917,839    $483,261

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
    Investments in unaffiliated securities,at value
     (including securities loaned of $8,661,247) (identified
     cost - $289,373,541)...................................               $339,617,148
    Investments in affiliated securities, at value
     (identified cost - $23,257,825)........................                 23,257,825
    Cash....................................................                  7,944,300
    Cash on deposit for financial futures contracts.........                    700,000
    Receivables:
      Contributions.........................................  $1,927,170
      Securities sold.......................................     963,431
      Dividends.............................................     317,620
      Variation margin......................................     100,091
      Interest from affiliates..............................      12,035
      Securities lending - net..............................       5,614      3,325,961
                                                              ----------
    Prepaid expenses and other assets.......................                     24,543
                                                                           ------------
        TOTAL ASSETS........................................                374,869,777
                                                                           ------------

LIABILITIES:
    Collateral on securities loaned,at value................                  8,999,450
    Payables:
      Securities purchased..................................   8,684,698
      Withdrawals...........................................     336,709
      Other affiliates......................................       3,613
      Investment adviser....................................         480      9,025,500
                                                              ----------
    Accrued expenses and other liabilities..................                     89,528
                                                                           ------------
        TOTAL LIABILITIES...................................                 18,114,478
                                                                           ------------
NET ASSETS..................................................               $356,755,299
                                                                           ============

NET ASSETS CONSIST OF:
    Investors' capital......................................               $306,028,431
    Unrealized appreciation on investments - net............                 50,726,868
                                                                           ------------
NET ASSETS..................................................               $356,755,299
                                                                           ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends (net of $623 foreign withholding tax).........             $ 1,414,715
    Interest (including $100,163 from affiliates)...........                 100,424
    Securities lending - net................................                  37,406
                                                                         -----------
        TOTAL INCOME........................................  ........     1,552,545
                                                                         -----------
EXPENSES:
    Professional fees.......................................  $ 53,217
    Custodian fees..........................................    35,717
    Accounting services.....................................    25,283
    Investment advisory fees................................    17,354
    Trustees' fees and expenses.............................     1,690
    Printing and shareholder reports........................       479
    Other...................................................     3,760
                                                              --------
        Total expenses before reimbursement.................   137,500
    Reimbursement of expenses...............................    (2,910)
                                                              --------
        TOTAL EXPENSES AFTER REIMBURSEMENT..................                 134,590
                                                                         -----------
INVESTMENT INCOME - NET.....................................               1,417,955
                                                                         -----------
REALIZED & UNREALIZED GAIN ON INVESTMENTS - NET:
    Realized gain on investments - net......................              13,745,956
    Change in unrealized appreciation on
     investments - net......................................               6,500,865
                                                                         -----------
        TOTAL REALIZED AND UNREALIZED GAIN ON INVESTMENTS...              20,246,821
                                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........             $21,664,776
                                                                         ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 FOR THE
                                                                SIX MONTHS        FOR THE
                                                                  ENDED          YEAR ENDED
                                                                 JUNE 30,       DECEMBER 31,
                                                                   2004             2003
                                                              --------------   --------------
                                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Investment income - net.................................  $   1,417,955     $  2,565,223
    Realized gain on investments - net......................     13,745,956          459,569
    Change in unrealized appreciation on
     investments - net......................................      6,500,865       85,865,588
                                                              -------------     ------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....     21,664,776       88,890,380
                                                              -------------     ------------
CAPITAL TRANSACTIONS:
    Proceeds from contributions.............................    188,873,587       87,919,756
    Fair value of withdrawals...............................   (189,442,529)     (23,066,142)
                                                              -------------     ------------
    NET INCREASE (DECREASE) IN NET ASSETS DERIVED FROM
     CAPITAL TRANSACTIONS...................................       (568,942)      64,853,614
                                                              -------------     ------------
NET ASSETS:
    Total increase in net assets............................     21,095,834      153,743,994
    Beginning of period.....................................    335,659,465      181,915,471
                                                              -------------     ------------
    END OF PERIOD...........................................  $356,755,299..    $335,659,465
                                                              =============     ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following ratios have been derived from information provided in the financial statements.

                                               FOR THE SIX
                                                 MONTHS                 FOR THE YEAR ENDED
                                                  ENDED                    DECEMBER 31,
                                                JUNE 30,     -----------------------------------------
                                                  2004         2003       2002       2001      2000+
                                               -----------   --------   --------   --------   --------
                                               (UNAUDITED)
TOTAL INVESTMENT RETURN......................       6.65%++     47.11%    (20.19%)     2.37%        --
                                                --------     --------   --------   --------   --------
RATIOS TO AVERAGE NET ASSETS:
    Expenses, net of reimbursement...........        .08%*        .09%       .08%       .08%       .09%
                                                --------     --------   --------   --------   --------
    Expenses.................................        .08%*        .10%       .14%       .13%       .13%
                                                --------     --------   --------   --------   --------
    Investment income -- net.................        .81%*       1.13%      1.26%      1.45%      1.90%
                                                --------     --------   --------   --------   --------
SUPPLEMENTAL DATA:
    Net assets, end of period (in
      thousands).............................   $356,755     $335,659   $181,915   $182,968   $169,244
                                                --------     --------   --------   --------   --------
    Portfolio turnover.......................      28.89%       28.57%     39.00%     48.50%     50.51%
                                                --------     --------   --------   --------   --------

---------------

*   Annualized.

+ Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

++  Aggregate total investment return.

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES:

     Master Small Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust,subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments,which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

  A.  Valuation of Investments

     Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

     Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased a revalued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

     Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Series under the general supervision by the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

     Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board of Trustees of the Trust or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

  B.  Derivative Financial Instruments

     The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

     - Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specified price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     - Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

     Written and purchased options are non-income producing investments.

  C.  Income Taxes

     The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

  D.  Security Transactions and Investment Income

     Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

  E.  Securities Lending

     The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finders', lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

     The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

     FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which other expenses incurred by the Series will not exceed .08%. This arrangement has a one-year term and is renewable. FAM reimbursed the Series for additional expenses of $2,910.

     Merrill Lynch Trust Company ("MLTC"), an indirect, wholly-owned Subsidiary of ML & Co., is the Series' Custodian.

     The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") or its affiliates. As of June 30, 2004, the Series lent securities with a value of $550,755 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market Series

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

advised by FAM or its affiliates. For the six months ended June 30, 2004, MLIM, LLC received $16,059 in securities lending agent fees from the Series.

     For the six months ended June 30, 2004, the Series reimbursed FAM $3,620 for certain accounting services.

     Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, MLTC, and/or ML & Co.

3.   INVESTMENTS:

     Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2004 were $122,579,964 and $93,985,711, respectively.

     Net realized gains for the six months ended June 30, 2004 and net unrealized appreciation as of June 30, 2004 were as follows:

                                                                            UNREALIZED
                                                          REALIZED GAINS   APPRECIATION
                                                          --------------   ------------
Long-term investments...................................   $10,674,865     $50,243,607
Financial futures contracts.............................     3,071,091         483,261
                                                           -----------     -----------
Total...................................................   $13,745,956     $50,726,868
                                                           ===========     ===========

     As of June 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $47,039,355, of which $66,042,584 related to appreciated securities and $19,003,229 related to depreciated securities. At June 30, 2004, the aggregate cost of investments for federal income tax purposes was $315,835,618.

4.   SHORT-TERM BORROWINGS:

     The Series, along with certain other Series managed by MLIM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to Series shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Series did not borrow under the credit agreement during the six months ended June 30, 2004.

--------------------------------------------------------------------------------

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MASTER INTERNATIONAL INDEX SERIES

SCHEDULE OF INVESTMENTS
June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
COMMON STOCKS
AUSTRALIA
Beverages - 0.1%
Coca-Cola Amatil Limited....     44,881     $    216,660
Foster's Brewing Group
  Limited...................    144,072          473,702
Southcorp Limited...........      8,843           19,343
                                            ------------
                                                 709,705
                                            ------------

Biotechnology - 0.0%
CSL Limited.................     12,645          196,430
                                            ------------
Capital Markets - 0.1%
Macquarie Bank Limited......     16,453          388,304
                                            ------------

Chemicals - 0.0%
Orica Limited...............     19,981          210,173
                                            ------------

Commercial Banks - 1.3%
Australia and New Zealand
  Banking Group Ltd. .......    106,116        1,351,256
Commonwealth Bank of
  Australia.................     70,928        1,609,727
National Australia Bank
  Limited...................     85,033        1,767,542
Westpac Banking Corporation
  Limited...................    119,387        1,463,704
                                            ------------
                                               6,192,229
                                            ------------
Commercial Services & Supplies - 0.0%
Brambles Industries
  Limited...................     50,842          212,499
                                            ------------

Construction & Engineering - 0.0%
Leighton Holdings Ltd. .....      7,743           49,029
                                            ------------

Construction Materials - 0.2%
Boral Limited...............     19,286           86,788
CSR Limited.................     36,728           56,798
James Hardie Industries
  NV........................     50,663          211,751
Rinker Group Limited........     71,702          402,078
                                            ------------
                                                 757,415
                                            ------------

Containers & Packaging - 0.1%
Amcor Limited...............     69,097          335,487
                                            ------------

Diversified Financial Services - 0.1%
Australian Stock Exchange
  Limited...................      1,250           13,531
Suncorp - Metway Limited....     28,841          285,287
                                            ------------
                                                 298,818
                                            ------------

Diversified Telecommunication Services - 0.1%
Telstra Corporation
  Limited...................     90,940          318,644
                                            ------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------

Food & Staples Retailing - 0.2%
Coles Myer Limited..........     62,024     $    371,139
Woolworths Limited..........     70,626          560,858
                                            ------------
                                                 931,997
                                            ------------

Gas Utilities - 0.0%
Australian Gas Light Company
  Limited...................     20,590          173,981
                                            ------------

Health Care Equipment & Supplies - 0.0%
Cochlear Limited............      8,175          129,384
Pacific Dunlop Limited......      7,344           39,597
                                            ------------
                                                 168,981
                                            ------------

Health Care Providers & Services - 0.0%
Mayne Nickless Limited......     77,176          183,324
                                            ------------

Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure
  Limited...................     35,336          119,137
TAB Limited.................     51,958          178,074
TABCORP Holdings Limited....     33,290          330,223
                                            ------------
                                                 627,434
                                            ------------

IT Services - 0.0%
Computershare Limited.......     11,639           25,783
                                            ------------

Industrial Conglomerates - 0.1%
Wesfarmers Limited..........     24,616          504,137
                                            ------------

Insurance - 0.3%
AMP Limited.................    125,623          553,932
Insurance Australia Group
  Limited...................     91,298          317,991
National Mutual Holdings
  Limited...................      4,963           11,616
QBE Insurance Group
  Limited...................     48,925          436,239
                                            ------------
                                               1,319,778
                                            ------------

Media - 0.2%
John Fairfax Holdings
  Limited...................     85,818          222,982
The News Corporation
  Limited...................     72,038          636,304
Publishing & Broadcasting
  Limited...................      6,114           54,728
                                            ------------
                                                 914,014
                                            ------------

Metals & Mining - 0.6%
Alumina Limited.............     60,157          221,260
BHP Billiton Limited........    212,160        1,851,817
Blue Scope Steel Limited....     60,165          282,480
Newcrest Mining Limited.....     20,298          194,844
OneSteel Limited............     23,360           40,519
Rio Tinto Limited...........     14,953          374,465

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
WMC Resources Limited.......     46,774     $    160,307
                                            ------------
                                               3,125,692
                                            ------------

Oil & Gas - 0.2%
Origin Energy Limited.......     20,741           81,488
Santos Limited..............     51,930          250,689
Woodside Petroleum Limited..     34,991          406,327
                                            ------------
                                                 738,504
                                            ------------
Paper & Forest Products - 0.0%
Paperlinx Limited...........        377            1,274
                                            ------------
Real Estate - 0.4%
Centro Properties Group.....     13,606           37,722
Gandel Retail Trust.........    182,481          176,692
General Property Trust......    155,360          377,701
Investa Property Group......     31,118           42,270
Lend Lease Corporation
  Limited...................     33,768          241,814
Macquarie Goodman Industrial
  Trust.....................     23,063           26,990
Mirvac Group................     69,814          209,119
Stockland Trust Group.......    104,858          378,368
Westfield Holdings
  Limited...................     17,062          183,035
Westfield Trust.............    141,405          434,397
                                            ------------
                                               2,108,108
                                            ------------
Road & Rail - 0.0%
Toll Holdings Limited.......     25,968          193,917
                                            ------------
Transportation Infrastructure - 0.1%
Macquarie Infrastructure
  Group.....................    152,709          351,044
Patrick Corporation
  Limited...................     16,500           61,377
Transurban Group............      3,758           12,749
                                            ------------
                                                 425,170
                                            ------------
TOTAL COMMON STOCKS IN
  AUSTRALIA.................                  21,110,827
                                            ------------

AUSTRIA
Building Products - 0.0%
Wienerberger
  Baustoffindustrie AG......      5,247          182,639
                                            ------------
Commercial Banks - 0.1%
Bank Austria
  Creditanstalt.............      1,063           62,337
Erste Bank der
  Oesterreichischen
  Sparkassen AG.............      2,624          412,150
                                            ------------
                                                 474,487
                                            ------------

Construction Materials - 0.0%
RHI AG (a)..................         53            1,194
                                            ------------

Containers & Packaging - 0.0%
Mayr-Melnhof Karton AG......        911          117,487
                                            ------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------

Diversified Telecommunication Services - 0.0%
Telekom Austria AG..........     14,012     $    213,949
                                            ------------

Electric Utilities - 0.0%
Oesterreichische
Elektrizitaetswirtschafts-AG
  "Verbund" 'A'.............         47            8,266
                                            ------------

Machinery - 0.0%
VA Technologie AG (a).......        844           47,523
                                            ------------

Metals & Mining - 0.0%
Boehler-Uddeholm AG.........      1,606          133,259
                                            ------------

Oil & Gas - 0.0%
OMV AG......................        447           87,020
                                            ------------

Real Estate - 0.0%
Immofinanz Immobilien
  Anlagen AG (a)............      4,408           35,664
                                            ------------

Transportation Infrastructure - 0.0%
Flughafen Wien AG...........      1,446           83,390
                                            ------------
TOTAL COMMON STOCKS IN
  AUSTRIA...................                   1,384,878
                                            ------------

BELGIUM
Beverages - 0.0%
Interbrew...................      7,496          238,488
                                            ------------

Chemicals - 0.1%
Solvay SA...................      3,522          287,526
                                            ------------

Commercial Banks - 0.2%
Dexia.......................     45,153          749,319
KBC Bancassurance Holding...      5,421          311,899
                                            ------------
                                               1,061,218
                                            ------------

Distributors - 0.0%
D'leteren SA................        222           46,835
                                            ------------

Diversified Financial Services - 0.4%
Fortis......................     73,942        1,637,300
Groupe Bruxelles Lambert
  SA........................      3,292          210,474
                                            ------------
                                               1,847,774
                                            ------------

Diversified Telecommunication Services - 0.1%
Belgacom SA (a).............      8,302          252,718
                                            ------------

Electric Utilities - 0.1%
Electrabel SA...............      1,917          614,566
                                            ------------

Electrical Equipment - 0.0%
Bekaert NV..................      1,022           58,876
                                            ------------

Electronic Equipment & Instruments - 0.0%
Barco NV (New Shares).......        520           46,880
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
Food & Staples Retailing - 0.1%
Colruyt NV..................      1,868     $    230,679
Delhaize Group..............      2,055          105,134
Delhaize Group (ADR) (b)....        950           48,735
                                            ------------
                                                 384,548
                                            ------------
Health Care Equipment & Supplies - 0.0%
Omega Pharma SA.............      2,547          129,065
                                            ------------

Leisure Equipment & Products - 0.0%
Agfa Gevaert NV.............      5,023          124,608
                                            ------------
Marine - 0.0%
Compagnie Maritime Belge SA
  (CMB).....................        628           76,215
                                            ------------

Metals & Mining - 0.0%
Umicore (a).................         52                8
Union Miniere SA............      2,965          186,681
                                            ------------
                                                 186,689
                                            ------------

Pharmaceuticals - 0.1%
UCB SA......................      7,260          338,123
                                            ------------
Wireless Telecommunication Services - 0.0%
Mobistar SA (a).............        900           56,063
                                            ------------
TOTAL COMMON STOCKS IN
  BELGIUM...................                   5,750,192
                                            ------------
BERMUDA
Oil & Gas - 0.0%
Frontline Limited...........      4,253          146,338
                                            ------------
TOTAL COMMON STOCKS IN
  BERMUDA...................                     146,338
                                            ------------
DENMARK
Beverages - 0.0%
Carlsberg A/S 'B'...........        356           18,822
                                            ------------
Chemicals - 0.0%
Novozymes A/S 'B'...........      2,267          102,232
                                            ------------
Commercial Banks - 0.1%
Danske Bank.................     30,811          730,023
                                            ------------

Commercial Services & Supplies - 0.1%
Group 4 Falck A/S...........      7,897          202,943
ISS A/S.....................      2,439          120,568
                                            ------------
                                                 323,511
                                            ------------
Construction & Engineering - 0.0%
FLS Industries A/S 'B'
  (a).......................      1,417           19,947
                                            ------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------

Diversified Telecommunication Services - 0.0%
TDC A/S.....................      5,553     $    180,426
                                            ------------

Electrical Equipment - 0.0%
NKT Holding A/S.............        820           16,644
Vestas Wind Systems A/S.....     12,828          188,454
                                            ------------
                                                 205,098
                                            ------------

Food Products - 0.0%
A/S Det Ostasiatiske
  Kompagni..................      2,039           94,453
Danisco A/S.................      2,482          127,975
                                            ------------
                                                 222,428
                                            ------------

Health Care Equipment & Supplies - 0.1%
Coloplast A/S 'B'...........         93            8,768
GN Store Nord A/S...........     20,351          179,884
William Demant A/S (a)......      1,530           57,852
                                            ------------
                                                 246,504
                                            ------------

Household Durables - 0.0%
Bang & Olufsen Holding A/S
  'B'.......................        464           25,519
                                            ------------

Insurance - 0.0%
Topdanmark A/S (a)..........        907           53,595
                                            ------------

Marine - 0.1%
A P Moller - Maersk A/S.....         60          412,489
                                            ------------

Pharmaceuticals - 0.2%
H. Lundbeck A/S.............      3,519           76,610
Novo Nordisk A/S 'B'........     17,505          901,145
                                            ------------
                                                 977,755
                                            ------------

Road & Rail - 0.0%
DSV, De Sammensluttede
  Vognmaend af 13-7-1976
  A/S.......................      2,825          135,025
                                            ------------
TOTAL COMMON STOCKS IN
  DENMARK...................                   3,653,374
                                            ------------

FINLAND
Auto Components - 0.0%
Nokian Renkaat Oyj..........        671           65,367
                                            ------------

Communications Equipment - 0.8%
Nokia Oyj 'A'...............    275,493        3,975,218
Nokia Oyj 'A' (ADR) (b).....      1,270           18,466
                                            ------------
                                               3,993,684
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
Diversified Telecommunication Services - 0.0%
Elisa Oyj 'A' (a)...........      5,791     $     77,502
                                            ------------
Electric Utilities - 0.1%
Fortum Corporation, the
  IVO - Neste Group.........     25,064          320,188
                                            ------------

IT Services - 0.0%
Tietoenator Oyj.............      7,181          217,982
                                            ------------

Insurance - 0.1%
Pohjola Group PLC 'D'.......      6,594           67,871
Sampo Insurance Company Ltd.
  'A'.......................     21,176          205,595
                                            ------------
                                                 273,466
                                            ------------
Leisure Equipment & Products - 0.0%
Amer Group Ltd..............      1,968          102,479
                                            ------------

Machinery - 0.1%
Kone Corporation 'B'........      3,871          233,976
Metso Corporation...........      4,366           55,244
Wartsila Oyj 'B'............        154            3,448
                                            ------------
                                                 292,668
                                            ------------
Metals & Mining - 0.0%
Outokumpu Oyj...............        447            7,152
Rautaruukki Oyj.............     16,038          129,369
                                            ------------
                                                 136,521
                                            ------------

Paper & Forest Products - 0.3%
Stora Enso Oyj 'R'..........     43,649          592,127
UPM - Kymmene Oyj...........     33,403          635,606
                                            ------------
                                               1,227,733
                                            ------------
TOTAL COMMON STOCKS IN
  FINLAND...................                   6,707,590
                                            ------------
FRANCE
Aerospace & Defense - 0.1%
Thales SA...................      7,146          261,434
Zodiac SA...................        986           33,553
                                            ------------
                                                 294,987
                                            ------------
Airlines - 0.0%
Groupe Air France...........      3,419           58,278
                                            ------------

Auto Components - 0.1%
Compagnie Generale des
  Etablissements Michelin
  'B'.......................      7,658          423,462
Valeo SA....................      6,209          258,731
                                            ------------
                                                 682,193
                                            ------------
Automobiles - 0.3%
PSA Peugeot Citroen.........     10,542          587,043

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
Renault SA..................     11,325     $    862,538
                                            ------------
                                               1,449,581
                                            ------------

Beverages - 0.1%
Pernod Ricard...............      3,882          496,391
                                            ------------

Building Products - 0.2%
Compagnie de Saint-Gobain...     19,561          975,041
                                            ------------

Chemicals - 0.2%
Air Liquide.................      6,468        1,069,437
                                            ------------

Commercial Banks - 1.1%
BNP Paribas SA..............     46,398        2,853,554
Credit Agricole SA..........     44,520        1,083,305
Societe Generale 'A'........     17,943        1,524,850
                                            ------------
                                               5,461,709
                                            ------------

Commercial Services & Supplies - 0.0%
Societe BIC SA..............      1,954           86,963
                                            ------------

Communications Equipment - 0.2%
Alcatel (a).................     67,899        1,047,486
Sagem SA (New Shares).......        946          105,542
                                            ------------
                                               1,153,028
                                            ------------

Construction & Engineering - 0.1%
Societe Generale
  d'Entreprises SA..........      3,566          359,234
Suez Lyonnaise des Eaux SA
  (a).......................      4,785               58
                                            ------------
                                                 359,292
                                            ------------

Construction Materials - 0.2%
IMERYS SA...................      1,192           69,467
Lafarge SA (Ordinary).......      8,828          787,285
                                            ------------
                                                 856,752
                                            ------------

Diversified Telecommunication Services - 0.3%
France Telecom SA...........     65,252        1,700,509
                                            ------------

Electrical Equipment - 0.2%
Schneider SA................     13,739          937,743
                                            ------------

Energy Equipment & Services - 0.0%
Compagnie Francaise d'Etudes
  et de Construction
  (Technip SA)..............      1,168          158,447
                                            ------------

Food & Staples Retailing - 0.4%
Carrefour SA................     31,903        1,547,934
Casino Guichard - Perrachon
  SA........................      2,737          246,917
                                            ------------
                                               1,794,851
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
Food Products - 0.3%
Groupe Danone...............     14,110     $  1,230,869
                                            ------------
Health Care Equipment & Supplies - 0.1%
Essilor International SA....      7,188          469,184
                                            ------------

Hotels, Restaurants & Leisure - 0.1%
Accor SA....................      9,815          414,248
Sodexho Alliance SA.........      8,928          235,276
                                            ------------
                                                 649,524
                                            ------------

Household Durables - 0.1%
Thomson Multimedia..........     17,774          350,537
                                            ------------
IT Services - 0.1%
Atos Origin SA (a)..........      1,852          118,971
Cap Gemini SA (a)...........      6,201          248,891
                                            ------------
                                                 367,862
                                            ------------
Insurance - 0.4%
Axa.........................     81,880        1,803,109
CNP Assurances..............        775           44,967
                                            ------------
                                               1,848,076
                                            ------------
Internet Software & Services - 0.0%
Wanadoo (a).................     19,771                0
                                            ------------
Media - 0.5%
Lagardere S.C.A. ...........      7,778          485,930
Publicis SA.................      4,855          143,713
Societe Television Francaise
  1.........................      9,680          304,911
Vivendi Universal SA (a)....     50,862        1,410,893
Vivendi Universal SA (ADR)
  (a)(b)....................      6,053          168,879
                                            ------------
                                               2,514,326
                                            ------------

Multiline Retail - 0.1%
Pinault-Printemps-Redoute
  SA........................      5,010          514,758
                                            ------------

Multi-Utilities & Unregulated Power - 0.3%
Suez SA.....................     48,754        1,014,906
Veolia Environment..........     19,594          552,827
                                            ------------
                                               1,567,733
                                            ------------
Oil & Gas - 1.3%
TotalFinaElf SA.............     33,805        6,444,892
TotalFinaElf SA 'STRIP'
  (a).......................      4,140               50
                                            ------------
                                               6,444,942
                                            ------------

Personal Products - 0.3%
L'Oreal SA..................     17,958        1,434,361
                                            ------------
Pharmaceuticals - 1.0%
Aventis SA..................     44,948        3,393,266

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
Sanofi-Synthelabo SA........     20,206     $  1,280,807
                                            ------------
                                               4,674,073
                                            ------------

Real Estate - 0.1%
Gecina......................        880           69,164
Klepierre...................      2,142          146,461
Unibail (Union du Credit -
  Bail Immobilier)..........      3,493          361,229
                                            ------------
                                                 576,854
                                            ------------

Software - 0.1%
Business Objects SA (a).....      6,540          146,646
Dassault Systemes SA........      3,179          147,399
                                            ------------
                                                 294,045
                                            ------------

Textiles, Apparel & Luxury Goods - 0.2%
Hermes International........        189           37,734
LVMH (Louis Vuitton Moet
  Hennessy).................     15,623        1,130,009
                                            ------------
                                               1,167,743
                                            ------------

Transportation Infrastructure - 0.0%
Autoroutes du Sud de la
  France....................      2,314           91,892
                                            ------------

Wireless Telecommunication Services - 0.1%
Bouygues SA.................     14,758          494,130
                                            ------------
TOTAL COMMON STOCKS IN
  FRANCE....................                  42,226,111
                                            ------------

GERMANY
Air Freight & Logistics - 0.1%
Deutsche Post AG (Registered
  Shares)...................     28,404          613,400
                                            ------------

Airlines - 0.1%
Deutsche Lufthansa AG
  (Registered Shares).......     18,097          246,158
                                            ------------

Auto Components - 0.1%
Continental AG..............      9,469          456,671
                                            ------------

Automobiles - 0.6%
DaimlerChrysler AG..........     48,893        2,284,250
Volkswagen AG...............     13,808          583,279
                                            ------------
                                               2,867,529
                                            ------------

Capital Markets - 0.5%
Deutsche Bank AG (Registered
  Shares)...................     33,628        2,642,194
Marschollek, Lautenschlaeger
  und Partner AG............      3,609           53,262
                                            ------------
                                               2,695,456
                                            ------------

Chemicals - 0.6%
BASF AG.....................     29,384        1,572,645

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
Bayer AG....................     37,236     $  1,073,685
Linde AG....................      4,297          236,512
                                            ------------
                                               2,882,842
                                            ------------

Commercial Banks - 0.2%
Bayerische Hypo- und
  Vereinsbank AG (a)........     35,166          625,513
Commerzbank AG (a)..........     31,094          547,786
                                            ------------
                                               1,173,299
                                            ------------

Construction Materials - 0.0%
Heidelberger Zement AG......      2,446          121,864
                                            ------------
Diversified Financial Services - 0.1%
Deutsche Boerse AG..........      8,194          416,415
                                            ------------

Diversified Telecommunication Services - 0.5%
Deutsche Telekom AG
  (Registered Shares) (a)...    145,552        2,557,120
                                            ------------

Electric Utilities - 0.5%
E.On AG.....................     35,280        2,545,359
                                            ------------
Electronic Equipment & Instruments - 0.0%
Epcos AG (a)................      2,386           49,843
                                            ------------
Food & Staples Retailing - 0.1%
Metro AG....................      8,744          414,472
                                            ------------

Health Care Providers & Services - 0.1%
Fresenius Medical Care AG...      2,906          215,635
Gehe AG.....................      1,654           98,806
                                            ------------
                                                 314,441
                                            ------------

Hotels, Restaurants & Leisure - 0.0%
TUI AG......................     11,871          226,753
                                            ------------

Industrial Conglomerates - 0.7%
Siemens AG..................     45,374        3,263,125
Siemens AG (ADR) (b)........        860           62,367
                                            ------------
                                               3,325,492
                                            ------------
Insurance - 0.6%
Allianz AG (Registered
  Shares)...................     17,225        1,865,784
Muenchener
  Rueckversicherungs-
  Gesellschaft AG
  (Registered Shares).......      9,461        1,025,606
                                            ------------
                                               2,891,390
                                            ------------

Machinery - 0.1%
MAN AG......................      8,871          323,571
                                            ------------

Metals & Mining - 0.1%
Thyssen Krupp AG............     25,036          426,745
                                            ------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------

Multiline Retail - 0.0%
Karstadt AG.................      1,640     $     35,696
                                            ------------

Multi-Utilities & Unregulated Power - 0.2%
RWE AG......................     23,725        1,115,633
                                            ------------

Personal Products - 0.0%
Beiersdorf AG...............        572           66,843
                                            ------------

Pharmaceuticals - 0.2%
Altana AG...................      5,521          332,027
Merck KGaA..................      2,378          143,213
Schering AG.................     11,452          674,779
                                            ------------
                                               1,150,019
                                            ------------

Semiconductors & Semiconductor Equipment - 0.1%
Infineon Technologies AG
  (a).......................     32,869          441,090
                                            ------------

Software - 0.4%
SAP AG (Systeme,
  Anwendungen, Produkte in
  der Datenverarbeitung)....     12,376        2,051,702
                                            ------------

Specialty Retail - 0.0%
Douglas Holding AG..........      1,160           33,194
                                            ------------

Textiles, Apparel & Luxury Goods - 0.1%
Adidas - Salomon AG.........      2,665          318,174
Puma AG Rudolf Dassler
  Sport.....................      1,281          325,530
                                            ------------
                                                 643,704
                                            ------------

Thrifts & Mortgage Finance - 0.1%
Hypo Real Estate Holding AG
  (a).......................     10,251          300,697
                                            ------------
TOTAL COMMON STOCKS IN
  GERMANY...................                  30,387,398
                                            ------------

GREECE
Beverages - 0.0%
Hellenic Bottling Co........      8,833          205,691
                                            ------------

Commercial Banks - 0.2%
Alpha Credit Bank...........     13,336          339,432
Bank of Piraeus.............      3,787           44,324
Commercial Bank of Greece...      1,938           50,836
EFG Eurobank Ergasias.......     15,709          339,435
National Bank of Greece SA..     19,305          423,713
                                            ------------
                                               1,197,740
                                            ------------

Communications Equipment - 0.0%
Intracom SA.................     13,744           59,195
                                            ------------

Construction & Engineering - 0.0%
Technical Olympic SA........      9,858           41,498
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
Construction Materials - 0.0%
Titan Cement Company........      2,682     $     63,303
                                            ------------
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications
  Organization SA (OTE).....     14,796          191,537
                                            ------------

Electric Utilities - 0.0%
Public Power Corporation....     10,016          237,626
                                            ------------

Hotels,Restaurants & Leisure - 0.0%
Greek Organization of
  Football Prognostics......      6,153          115,435
                                            ------------

Metals & Mining - 0.0%
Viohalco, Hellenic Copper
  and Aluminum Industry SA..      4,057           29,221
                                            ------------
Wireless Telecommunication Services - 0.0%
Cosmote Mobile
  Telecommunications SA.....      6,600          102,783
                                            ------------
TOTAL COMMON STOCKS IN
  GREECE....................                   2,244,029
                                            ------------

HONG KONG
Airlines - 0.0%
Cathay Pacific Airways......     51,263           96,614
                                            ------------

Commercial Banks - 0.2%
BOC Hong Kong (Holdings)
  Limited...................    164,400          280,330
Bank of East Asia, Ltd. ....    109,139          312,034
Hang Seng Bank Limited......     39,953          512,231
                                            ------------
                                               1,104,595
                                            ------------

Distributors - 0.0%
Li & Fung Limited...........    138,719          202,748
                                            ------------

Diversified Financial Services - 0.0%
Hong Kong Exchanges &
  Clearing Ltd. ............    104,000          213,339
                                            ------------

Diversified Telecommunication Services - 0.0%
PCCW Limited (a)............    126,195           85,750
                                            ------------

Electric Utilities - 0.2%
CLP Holdings Limited........    122,687          671,650
Hongkong Electric Holdings
  Limited...................    102,000          422,395
                                            ------------
                                               1,094,045
                                            ------------

Electrical Equipment - 0.0%
Johnson Electric Holdings
  Limited...................    122,328          124,684
                                            ------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------

Gas Utilities - 0.1%
Hong Kong and China Gas
  Company Ltd. .............    206,240     $    339,776
                                            ------------

Hotels, Restaurants & Leisure - 0.0%
Shangri-La Asia Limited.....     24,734           24,100
                                            ------------

Household Durables - 0.0%
Techtronic Industries
  Company Limited...........     16,560           26,433
                                            ------------

Industrial Conglomerates - 0.2%
Hutchison Whampoa Limited...    109,989          750,906
                                            ------------

Media - 0.0%
South China Morning Post
  Holdings Ltd. ............     34,025           13,523
Television Broadcasts
  Ltd. .....................      5,646           24,177
                                            ------------
                                                  37,700
                                            ------------

Real Estate - 0.4%
Amoy Properties Limited.....     12,000           15,462
Cheung Kong (Holdings)
  Ltd. .....................     98,735          727,873
Henderson Land Development
  Company Limited...........     43,491          187,351
New World Development
  Company Ltd. .............    219,890          162,103
Sino Land Company Limited...     48,421           27,005
Sun Hung Kai Properties
  Ltd. .....................     66,324          544,211
Swire Pacific Limited 'A'...     52,577          340,411
Wharf (Holdings) Ltd. ......     56,107          161,132
                                            ------------
                                               2,165,548
                                            ------------

Road & Rail - 0.0%
MTR Corporation Limited.....     24,500           37,065
                                            ------------

Semiconductors & Semiconductor Equipment - 0.0%
ASM Pacific Technology
  Limited...................      5,004           18,765
                                            ------------

Specialty Retail - 0.0%
Esprit Holdings Limited.....     24,000          107,387
Giordano International
  Limited...................    190,394          120,220
                                            ------------
                                                 227,607
                                            ------------

Textiles, Apparel & Luxury Goods - 0.0%
Texwinca Holdings Limited...     85,353           67,299
Yue Yuen Industrial
  (Holdings) Limited........     21,785           52,928
                                            ------------
                                                 120,227
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
Transportation Infrastructure - 0.0%
Hopewell Holdings Limited...     18,465     $     37,168
                                            ------------
TOTAL COMMON STOCKS IN HONG
  KONG......................                   6,707,070
                                            ------------

IRELAND
Airlines - 0.0%
Ryanair Holdings PLC (a)....     27,680          155,924
                                            ------------
Commercial Banks - 0.4%
Allied Irish Banks PLC......     58,164          898,718
Bank of Ireland (Dublin)....     39,259          524,454
Bank of Ireland (London)....     26,151          348,710
                                            ------------
                                               1,771,882
                                            ------------

Construction Materials - 0.2%
CRH PLC (Dublin)............     35,942          759,133
CRH PLC (London)............        936           19,815
                                            ------------
                                                 778,948
                                            ------------

Distributors - 0.0%
Grafton Group PLC...........      2,786           22,202
                                            ------------

Diversified Financial Services - 0.1%
Depfa Bank PLC..............     19,286          280,164
                                            ------------
Food Products - 0.0%
Greencore Group PLC.........     31,825          123,129
Kerry Group PLC 'A'.........      4,710           99,881
                                            ------------
                                                 223,010
                                            ------------

Household Durables - 0.0%
Waterford Wedgwood PLC......     32,474            6,954
                                            ------------

Industrial Conglomerates - 0.0%
DCC PLC.....................      3,189           58,004
                                            ------------
Insurance - 0.0%
Irish Life & Permanent
  PLC.......................     13,484          205,230
                                            ------------

Media - 0.0%
Independent News & Media
  PLC.......................     21,817           51,760
                                            ------------
Pharmaceuticals - 0.1%
Elan Corporation PLC (a)....     19,797          486,778
Elan Corporation PLC (ADR)
  (a)(b)....................      5,755          142,379
                                            ------------
                                                 629,157
                                            ------------
TOTAL COMMON STOCKS IN
  IRELAND...................                   4,183,235
                                            ------------

ITALY
Aerospace & Defense - 0.1%
Finmeccanica SpA............    312,371          248,094
                                            ------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------

Automobiles - 0.0%
Fiat SpA (a)................     20,604     $    172,868
                                            ------------

Capital Markets - 0.1%
Banca Fideuram SpA..........     32,610          182,902
Mediobanca SpA..............     25,358          308,518
Mediolanum SpA..............     25,906          164,842
                                            ------------
                                                 656,262
                                            ------------

Commercial Banks - 0.9%
Banca Antonveneta SpA.......     15,000          308,238
Banca Intesa SpA............     36,404          109,399
Banca Monte dei Paschi di
  Siena SpA.................     52,096          166,696
Banca Nazionale del Lavoro
  SpA (Ordinary)............     31,814           73,968
Banca Popolare di Milano
  Scrl (BPM)................     16,065          103,200
Banche Populari Unite
  Scrl......................     17,934          297,398
Banco Popolare di Verona e
  Novara Scrl...............     27,638          474,796
Capitalia SpA...............    111,199          347,967
Intesa BCI SpA..............    210,817          823,591
San Paolo - IMI SpA.........     45,931          553,231
Unicredito Italiano SpA.....    234,054        1,156,133
                                            ------------
                                               4,414,617
                                            ------------

Construction Materials - 0.0%
Italcementi SpA.............      5,565           74,477
                                            ------------

Diversified Financial Services - 0.0%
FinecoGroup SpA (a).........      4,347           27,396
                                            ------------

Diversified Telecommunication Services - 0.4%
Telecom Italia SpA..........    446,136        1,386,832
Telecom Italia SpA - RNC....    365,735          807,623
                                            ------------
                                               2,194,455
                                            ------------

Electric Utilities - 0.2%
Enel SpA....................    145,055        1,163,011
                                            ------------

Gas Utilities - 0.2%
Snam Rete Gas SpA...........     32,037          137,592
                                            ------------

Hotels, Restaurants & Leisure - 0.0%
Autogrill SpA (a)...........      4,473           63,400
                                            ------------

Industrial Conglomerates - 0.0%
Pirelli & C. SpA............    198,300          204,831
                                            ------------

Insurance - 0.4%
Alleanza Assicurazioni
  SpA.......................     25,108          286,537
Assicurazioni Generali
  SpA.......................     51,264        1,382,751
Riunione Adriatica di
  Sicurta SpA...............     15,603          283,042
                                            ------------
                                               1,952,330
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
Internet Software & Services - 0.0%
Telecom Italia Media SpA
  (a).......................    225,866     $     93,047
Tiscali SpA (a).............      2,170            9,758
                                            ------------
                                                 102,805
                                            ------------

Media - 0.1%
Gruppo Editoriale L'Espresso
  SpA.......................     15,754           94,877
Mediaset SpA................     34,370          391,818
Mondadori (Arnoldo) Editore
  SpA.......................      5,198           49,202
Seat Pagine Gialle SpA......    171,874           72,143
                                            ------------
                                                 608,040
                                            ------------

Multiline Retail - 0.0%
La Rinascente SpA (a).......      5,245           12,763
                                            ------------
Multi-Utilities & Unregulated Power - 0.0%
Edison SpA (a)..............     16,589           28,700
                                            ------------

Oil & Gas - 0.7%
ENI SpA.....................    159,790        3,172,553
ENI SpA (ADR) (b)...........      1,875          188,138
                                            ------------
                                               3,360,691
                                            ------------

Textiles, Apparel & Luxury Goods - 0.1%
Benetton Group SpA..........      5,296           60,568
Bulgari SpA.................     15,567          157,388
Luxottica Group SpA.........      4,858           80,974
                                            ------------
                                                 298,930
                                            ------------

Transportation Infrastructure - 0.1%
Autotrade SpA...............     14,521          285,322
                                            ------------

Wireless Telecommunication Services - 0.3%
Telecom Italia Mobile (TIM)
  SpA.......................    228,963        1,298,126
                                            ------------
TOTAL COMMON STOCKS IN
  ITALY.....................                  17,304,710
                                            ------------

JAPAN
Air Freight & Logistics - 0.1%
Yamato Transport Co.,
  Ltd. .....................     29,000          473,345
                                            ------------

Airlines - 0.0%
Japan Airlines System
  Corporation...............     28,000           89,557
                                            ------------

Auto Components - 0.4%
Aisin Seiki Co. Ltd. .......      4,900          102,163
Bridgestone Corp. ..........     39,000          732,713
Denso Corporation...........     29,600          689,035
NGK Spark Plug Co., Ltd. ...      9,000           86,358
Sanden Corporation..........     20,000          124,639
Stanley Electric Co.,
  Ltd. .....................      7,000          117,014

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
TOYOTA INDUSTRIES
  CORPORATION...............      8,000     $    192,091
Toyoda Gosei Co., Ltd. .....      1,000           23,599
                                            ------------
                                               2,067,612
                                            ------------

Automobiles - 2.2%
Honda Motor Co., Ltd. ......     44,400        2,140,347
Nissan Motor Co., Ltd. .....    137,100        1,524,101
Toyota Motor Corporation....    172,200        6,975,430
Yamaha Motor Co., Ltd. .....      9,000          140,137
                                            ------------
                                              10,780,015
                                            ------------

Beverages - 0.2%
Asahi Breweries Limited.....     31,000          341,777
Kirin Brewery Company,
  Ltd. .....................     38,000          375,769
Sapporo Breweries Limited...     39,000          142,968
Takara Shuzo Co., Ltd. .....     17,000          137,103
                                            ------------
                                                 997,617
                                            ------------

Building Products - 0.3%
Asahi Glass Company,
  Limited...................     45,000          468,084
Central Glass Co., Ltd. ....      2,000           16,936
Daikin Industries, Ltd. ....      9,000          241,672
Nippon Sheet Glass Company,
  Ltd. .....................     36,000          142,529
Tostem Corporation..........     13,000          280,576
Toto Limited................     26,000          273,546
                                            ------------
                                               1,423,343
                                            ------------

Capital Markets - 0.5%
Daiwa Securities Group
  Inc. .....................     59,000          423,920
Jafco Co., Ltd. ............      1,100           83,976
The Nikko Securities Co.,
  Ltd. .....................     96,000          465,417
The Nomura Securities Co.,
  Ltd. .....................    113,000        1,672,501
                                            ------------
                                               2,645,814
                                            ------------

Chemicals - 1.0%
Asahi Chemical Industry Co.,
  Ltd. .....................     70,000          362,462
Daicel Chemical Industries,
  Ltd. .....................      3,000           15,754
Dainippon Ink and Chemicals,
  Inc. .....................     30,000           76,983
Denki Kagaku Kogyo Kabushiki
  Kaisha....................      3,000           10,640
Hitachi Chemical Company,
  Ltd. .....................      2,500           41,081
Ishihara Sangyo Kaisha,
  Ltd. .....................     11,000           24,295
JSR Corporation.............     15,000          281,813
Kaneka Corporation..........     13,000          123,072
Kuraray Co., Ltd. ..........     32,000          261,889

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
Mitsubishi Chemical
  Corporation...............     82,000     $    217,935
Mitsubishi Gas Chemical
  Company, Inc. ............     18,000           74,564
Mitsubishi Rayon Company,
  Ltd. .....................     51,000          198,176
Mitsui Chemicals Inc. ......     24,000          120,093
Nissan Chemical Industries,
  Ltd. .....................     18,000          144,673
Nitto Denko Corporation.....     11,510          588,607
Nok Corporation.............      4,000          148,467
Shin-Etsu Chemical Co.,
  Ltd. .....................     18,800          671,952
Showa Denko K.K. ...........     84,000          210,164
Sumitomo Bakelite Company
  Limited...................     21,000          147,038
Sumitomo Chemical Co.,
  Ltd. .....................     69,000          321,871
Teijin Limited..............     67,000          250,525
Toray Industries, Inc. .....     54,000          254,374
Tosoh Corporation...........      6,000           21,665
Ube Industries, Ltd. .......     78,000          121,523
                                            ------------
                                               4,689,616
                                            ------------

Commercial Banks - 1.9%
The 77 Bank, Ltd. ..........     12,000           81,822
The Bank of Fukuoka,
  Ltd. .....................     47,000          278,688
The Bank of Yokohama, Ltd.
  (a).......................     68,000          425,019
The Chiba Bank, Ltd. .......     31,000          189,781
Daiwa Bank Holdings,
  Inc. .....................    234,000          416,038
The Gunma Bank Ltd. ........     13,000           65,527
Hokugin Financial Group,
  Inc. .....................     17,000           43,624
The Joyo Bank, Ltd. ........     23,000          102,232
Mitsubishi Tokyo Financial
  Group, Inc. ..............        255        2,360,354
Mitsui Trust Holdings,
  Inc. .....................     26,000          190,625
Mizuho Financial Group,
  Inc. .....................        429        1,946,158
Shinsei Bank, Ltd. .........     23,000          146,708
The Shizuoka Bank, Ltd. ....     30,000          265,041
Sumitomo Mitsui Financial
  Group, Inc. ..............        229        1,569,830
The Sumitomo Trust and
  Banking Co., Ltd. ........     55,000          391,651
The Suruga Bank, Ltd. ......      4,000           30,647
UFJ Holdings, Inc. .........        212          936,480
                                            ------------
                                               9,440,225
                                            ------------

Commercial Services & Supplies - 0.4%
Benesse Corporation.........      2,000           65,619
Dai Nippon Printing Co.,
  Ltd. .....................     44,000          702,855
Kokuyo Co., Ltd. ...........      5,000           63,053
Meitec Corp. ...............        500           19,796

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
Secom Co., Ltd. ............     14,500     $    615,268
Toppan Printing Co.,
  Ltd. .....................     41,000          464,052
                                            ------------
                                               1,930,643
                                            ------------

Communications Equipment - 0.0%
Uniden Corp. ...............      7,000          151,721
                                            ------------

Computers & Peripherals - 0.4%
Fujitsu Limited.............     90,000          634,285
Mitsumi Electric Company,
  Ltd. .....................     11,000          127,224
NEC Corporation.............     95,000          668,652
Seiko Epson Corporation.....      3,900          141,896
Toshiba Corporation.........    153,000          615,562
                                            ------------
                                               2,187,619
                                            ------------

Construction & Engineering - 0.2%
COMSYS Holdings
  Corporation...............     15,000          121,798
JGC Corporation.............     19,000          182,835
Kajima Corporation..........     71,000          263,529
Kinden Corporation..........      9,000           56,253
Nishimatsu Construction Co.,
  Ltd. .....................     14,000           48,884
Obayashi Corporation........     25,000          134,491
Shimizu Corporation.........     16,000           72,437
Taisei Corporation..........     28,000          105,723
Toda Corporation............      3,000           12,290
                                            ------------
                                                 998,240
                                            ------------

Construction Materials - 0.1%
Sumitomo Osaka Cement Co.,
  Ltd. .....................     51,000          140,219
Taiheiyo Cement
  Corporation...............     76,000          189,451
                                            ------------
                                                 329,670
                                            ------------

Consumer Finance - 0.4%
Acom Co., Ltd. .............      3,500          227,421
Aeon Credit Service Co,
  Ltd. .....................        500           33,359
Aiful Corporation...........      2,000          208,771
Credit Saison Co., Ltd. ....     10,800          324,648
Orix Corporation............      5,500          630,069
Promise Co., Ltd. ..........      4,700          313,577
Takefuji Corporation........      3,520          255,173
                                            ------------
                                               1,993,018
                                            ------------

Containers & Packaging - 0.0%
Toyo Seikan Kaisha, Ltd. ...     10,000          171,745
                                            ------------

Diversified Telecommunication Services - 0.4%
Nippon Telegraph & Telephone
  Corporation (NTT).........        324        1,731,128
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
Electric Utilities - 0.8%
Chubu Electric Power
  Company, Incorporated.....     40,700     $    859,767
Hokkaido Electric Power
  Company, Incorporated.....      6,000          106,621
Kansai Electric Power
  Company, Inc. ............     43,000          783,824
Kyushu Electric Power
  Company, Incorporated.....     23,600          440,141
Tohoku Electric Power Co.,
  Inc. .....................     25,100          422,800
Tokyo Electric Power........     64,600        1,465,289
                                            ------------
                                               4,078,442
                                            ------------

Electrical Equipment - 0.3%
Fujikura Ltd. ..............     30,000          168,813
The Furukawa Electric Co.,
  Ltd. (a)..................     48,000          204,995
Matsushita Electric Works,
  Ltd. .....................     13,873          125,870
Mitsubishi Electric
  Corporation...............    103,000          505,962
Sumitomo Electric
  Industries................     49,000          499,812
Ushio Inc. .................      3,000           54,108
                                            ------------
                                               1,559,560
                                            ------------

Electronic Equipment & Instruments - 1.3%
Alps Electric Co., Ltd. ....     14,000          199,129
Anritsu Corp. ..............     15,000           98,153
Citizen Watch Co. ..........     23,000          260,532
Dainippon Screen Mfg. Co.,
  Ltd. .....................     23,000          135,747
Hirose Electric Co.,
  Ltd. .....................      1,500          164,826
Hitachi Ltd. ...............    178,000        1,225,111
Hoya Corporation............      6,700          701,223
Keyence Corporation.........      1,900          433,405
Kyocera Corporation.........      8,900          755,295
Mabuchi Motor Co., Ltd. ....      1,200           88,970
Murata Manufacturing Co.,
  Ltd. .....................     14,500          826,559
Nidec Corporation...........      2,000          204,921
Oki Electric Industry
  Company, Limited (a)......     48,000          193,117
Omron Corporation...........     11,000          257,572
TDK Corporation.............      6,200          470,476
Taiyo Yuden Co., Ltd. ......      9,000          126,774
Yokogawa Electric
  Corporation...............     19,000          253,357
                                            ------------
                                               6,395,167
                                            ------------

Food & Staples Retailing - 0.5%
FamilyMart Co., Ltd. .......      5,400          176,181
Ito-Yokado Co., Ltd. .......     18,000          770,380
JUSCO Co., Ltd. ............     16,000          642,258
Lawson Inc. ................      2,400           98,978

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
Matsumotokiyoshi Co.,
  Ltd. .....................      4,200     $    127,022
Seven-Eleven Japan Co.,
  Ltd. .....................     23,000          750,401
Uny Co., Ltd. ..............      4,000           51,212
                                            ------------
                                               2,616,432
                                            ------------

Food Products - 0.3%
Ajinomoto Co., Inc. ........     42,000          505,778
Kikkoman Corporation........     19,000          162,984
Nichirei Corporation........      1,000            3,519
Nippon Meat Packers,
  Inc. .....................     10,000          123,173
Nisshin Seifun Group
  Inc. .....................     13,000          132,008
Nissin Food Products Co.,
  Ltd. .....................      8,100          209,339
Snow Brand Milk Products
  Co., Ltd. (a).............     27,000           91,307
Yakult Honsha Co., Ltd. ....      3,000           43,440
Yamazaki Baking Co.,
  Ltd. .....................      7,000           68,771
                                            ------------
                                               1,340,319
                                            ------------

Gas Utilities - 0.2%
Osaka Gas Co. ..............    148,000          410,979
Tokyo Gas Co. ..............    174,000          617,129
                                            ------------
                                               1,028,108
                                            ------------

Health Care Equipment & Supplies - 0.1%
Olympus Optical Co.,
  Ltd. .....................     12,000          226,550
Terumo Corporation..........     12,800          320,836
                                            ------------
                                                 547,386
                                            ------------

Health Care Providers & Services - 0.0%
Nichii Gakkan Company.......        200            9,110
Suzuken Co., Ltd. ..........      1,000           31,068
                                            ------------
                                                  40,178
                                            ------------

Hotels, Restaurants & Leisure - 0.0%
Oriental Land Co., Ltd. ....      1,900          124,850
Skylark Co., Ltd. ..........      2,000           40,141
                                            ------------
                                                 164,991
                                            ------------

Household Durables - 1.4%
Casio Computer Co., Ltd. ...     16,000          242,240
Daito Trust Construction
  Co., Ltd. ................      3,700          142,419
Daiwa House Industry Co.,
  Ltd. .....................     35,000          406,085
Makita Corporation..........      1,000           14,993
Matsushita Electric
  Industrial Company,
  Ltd. .....................    136,000        1,930,660
Pioneer Corporation.........      5,800          149,897
Sanyo Electric Co., Ltd. ...    106,000          436,182
Sekisui Chemical Co.,
  Ltd. .....................     25,000          211,016
Sekisui House, Ltd. ........     26,000          288,558
Sharp Corporation...........     51,000          814,673

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
Sony Corporation............     53,500     $  2,015,167
                                            ------------
                                               6,651,890
                                            ------------

Household Products - 0.2%
Kao Corporation.............     36,000          867,708
Uni-Charm Corporation.......      3,800          189,451
                                            ------------
                                               1,057,159
                                            ------------

IT Services - 0.2%
CSK Corporation.............      5,100          247,720
NTT Data Corporation........         73          235,495
Net One Systems Co.,
  Ltd. .....................         36          140,219
Nomura Research Institute,
  Ltd. .....................      2,100          223,828
OBIC Co., Ltd. .............        100           21,308
Toyo Information Systems
  Co., Ltd. ................        400           17,120
                                            ------------
                                                 885,690
                                            ------------
Insurance - 0.6%
Millea Holdings, Inc. ......         82        1,217,431
Mitsui Sumitomo Insurance
  Company, Limited..........     83,000          779,682
T&D Holdings, Inc. .........     10,500          524,447
The Yasuda Fire & Marine
  Insurance Co. Ltd. .......     42,000          429,180
                                            ------------
                                               2,950,740
                                            ------------

Internet & Catalog Retail - 0.0%
Rakuten, Inc. ..............         18          137,415
                                            ------------

Internet Software & Services - 0.2%
Softbank Corp. .............     12,000          527,883
Yahoo Japan Corporation
  (a).......................         49          476,012
                                            ------------
                                               1,003,895
                                            ------------
Leisure Equipment & Products - 0.3%
BANDAI CO., LTD. ...........      2,100           57,160
Fuji Photo Film.............     27,000          846,263
SANKYO COMPANY, LIMITED.....      1,400           57,096
Sammy Corporation...........        700           33,423
Shimano Inc. ...............      3,500           83,398
Yamaha Corporation..........     13,200          216,542
                                            ------------
                                               1,293,882
                                            ------------

Machinery - 0.7%
Amada Co., Ltd. ............     29,000          191,358
Ebara Corporation...........     31,000          151,427
Fanuc Ltd. .................      7,400          441,497
Hino Motors, Ltd. ..........      5,000           36,200
Ishikawajima - Harima Heavy
  Industries Co., Ltd.......    100,000          164,964
Kawasaki Heavy Industries
  Ltd. .....................    108,000          174,202

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
Komatsu Ltd. ...............     44,000     $    266,544
Koyo Seiko Co. .............     12,000          142,419
Kubota Corporation..........     47,000          249,828
Kurita Water Industries
  Ltd. .....................      3,000           41,103
Minebea Company Ltd. .......     37,000          172,259
Mitsubishi Heavy Industries,
  Ltd. (a)..................    196,000          531,696
Mitsui Engineering &
  Shipbuilding Co., Ltd. ...     70,000          122,531
NGK Insulators, Ltd. .......     13,000          104,963
NSK Limited.................     14,000           69,670
NTN Corporation.............     15,000           75,883
SMC Corporation.............      3,100          335,243
Sumitomo Heavy Industries,
  Ltd. (a)..................     54,000          169,253
THK Co., Ltd. ..............      3,700           70,022
Takuma Co., Ltd. ...........     14,000          100,335
                                            ------------
                                               3,611,397
                                            ------------

Marine - 0.1%
Kawasaki Kisen Kaisha,
  Ltd. .....................     21,000          106,044
Mitsui O.S.K. Lines,
  Ltd. .....................     41,000          215,681
Nippon Yusen Kabushiki
  Kaisha....................     71,000          327,297
                                            ------------
                                                 649,022
                                            ------------

Media - 0.1%
Asatsu-Dk Inc. .............        600           15,562
Dentsu Inc. ................         63          162,242
Fuji Television Network,
  Incorporated..............         26           59,570
Toho Co., Ltd. .............      5,000           72,676
Tokyo Broadcasting System,
  Inc. .....................      4,000           70,384
                                            ------------
                                                 380,434
                                            ------------

Metals & Mining - 0.5%
Dowa Mining Co., Ltd. ......      7,000           41,507
JFE Holdings, Inc. .........     30,700          752,623
Kobe Steel, Ltd. ...........    108,000          161,334
Mitsubishi Materials
  Corporation...............     59,000          132,475
Mitsui Mining & Smelting
  Co., Ltd. ................     49,000          228,575
Nippon Steel Corporation....    321,000          673,684
Nisshin Steel Co., Ltd. ....     71,000          143,802
Sumitomo Metal Industries,
  Ltd. .....................    177,000          209,256
Sumitomo Metal Mining Co. ..     40,000          261,009
                                            ------------
                                               2,604,265
                                            ------------

Multiline Retail - 0.2%
The Daimaru, Inc. ..........      9,000           81,822
Hankyu Department Stores,
  Inc. .....................      6,000           52,348

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
Isetan Company Ltd. ........     15,000     $    215,965
Marui Co., Ltd. ............     23,000          309,857
Mitsukoshi, Ltd. ...........     16,000           88,860
Ryohin Keikaku Company
  Limited...................      2,700          139,312
Takashimaya Co., Ltd. ......     22,000          254,447
                                            ------------
                                               1,142,611
                                            ------------

Office Electronics - 0.8%
Canon, Inc. ................     48,000        2,529,441
Konica Corporation..........     30,000          414,059
Ricoh Co., Ltd. ............     44,000          935,527
                                            ------------
                                               3,879,027
                                            ------------
Oil & Gas - 0.2%
Nippon Mining Holdings,
  Inc. .....................     33,500          165,481
Nippon Mitsubishi Oil
  Corp. ....................     86,000          541,465
Showa Shell Sekiyu K.K. ....      6,000           53,943
Teikoku Oil Co., Ltd. ......     27,000          145,250
TonenGeneral Sekiyu K.K. ...     10,000           85,689
                                            ------------
                                                 991,828
                                            ------------

Paper & Forest Products - 0.1%
Nippon Unipac Holding.......         49          256,418
Oji Paper Co., Ltd. ........     59,000          378,500
                                            ------------
                                                 634,918
                                            ------------

Personal Products - 0.1%
ADERANS Company Limited.....      1,700           36,613
Shiseido Company, Limited...     27,000          340,237
                                            ------------
                                                 376,850
                                            ------------
Pharmaceuticals - 1.2%
Chugai Pharmaceutical Co.,
  Ltd. .....................     13,000          203,968
Daiichi Pharmaceutical Co.,
  Ltd. .....................     19,000          338,679
Eisai Company, Ltd. ........     17,000          489,209
Fujisawa Pharmaceutical Co.,
  Ltd. .....................     20,000          473,812
Kaken Pharmaceutical Co.,
  Ltd. .....................     17,000           99,400
Kyowa Hakko Kogyo Co.,
  Ltd. .....................     11,000           79,338
Sankyo Company, Ltd. .......     25,900          561,366
Shionogi & Co., Ltd. .......     22,000          378,243
Taisho Pharmaceutical
  Company, Ltd. ............      7,000          155,249
Takeda Pharmaceutical
  Company Limited...........     51,000        2,238,831
Yamanouchi Pharmaceutical
  Co., Ltd. ................     20,000          672,685
                                            ------------
                                               5,690,780
                                            ------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------

Real Estate - 0.5%
Japan Real Estate Investment
  Corporation...............         28     $    195,537
Japan Retail Fund Investment
  Corporation...............         25          172,524
Leopalace21 Corporation.....      9,000          168,263
Mitsubishi Estate Company,
  Limited...................     60,000          744,536
Mitsui Fudosan Co., Ltd. ...     48,000          575,393
Office Building Fund of
  Japan Incorporated........         22          158,677
Sumitomo Realty &
  Development Co., Ltd. ....     17,000          210,640
Tokyu Land Corporation......     41,000          131,513
                                            ------------
                                               2,357,083
                                            ------------

Road & Rail - 0.7%
Central Japan Railway
  Company...................         51          434,212
East Japan Railway Company..        187        1,048,838
Keihin Electric Express
  Railway Co., Ltd. ........     15,000           93,892
Keio Electric Railway Co.,
  Ltd. .....................     19,000          108,482
Kinki Nippon Railway Co.,
  Ltd. .....................     72,000          273,840
Nippon Express Co., Ltd. ...     62,000          363,653
Odakyu Electric Railway Co.,
  Ltd. .....................     25,000          135,637
Seino Transportation Co.,
  Ltd. .....................     16,000          165,257
Tobu Railway Co., Ltd. .....     42,000          183,989
Tokyu Corporation...........     70,000          358,612
West Japan Railway Company..        121          487,926
                                            ------------
                                               3,654,338
                                            ------------

Semiconductors & Semiconductor Equipment - 0.4%
Advantest Corporation.......      3,100          207,680
NEC Electronics
  Corporation...............      1,200           73,684
Nikon Corporation...........     14,000          157,559
Rohm Company Ltd. ..........      7,000          837,832
Sanken Electric Co.,
  Ltd. .....................     11,000          143,555
Tokyo Electron Limited......      9,100          510,397
                                            ------------
                                               1,930,707
                                            ------------

Software - 0.3%
Capcom Company, Ltd. .......      7,300           80,349
Fuji Soft ABC
  Incorporated..............      3,400          133,675
Konami Co., Ltd. ...........      3,600           91,390
Namco Ltd. .................      4,500          126,197
Nintendo Company Ltd. ......      6,200          718,783
Oracle Corporation Japan....        900           49,901
Sega Enterprises Ltd. (a)...     10,900          139,852

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
Trend Micro Incorporated....      4,000     $    177,427
                                            ------------
                                               1,517,574
                                            ------------

Specialty Retail - 0.1%
Aoyamma Trading Co., Ltd. ..      2,800           75,828
Autobacs Seven Co., Ltd. ...      1,300           42,533
Fast Retailing Co., Ltd. ...      2,700          218,494
Shimachu Co., Ltd. .........        600           16,304
Shimamura Co., Ltd. ........        600           52,019
USS Co., Ltd. ..............        700           60,239
Yamada Denki Co. Ltd. ......      6,500          242,451
                                            ------------
                                                 707,868
                                            ------------
Textiles, Apparel & Luxury Goods - 0.1%
Nisshinbo Industries
  Inc. .....................      1,000            7,524
Onward Kashiyama Co.,
  Ltd. .....................     13,000          208,496
Toyobo Co., Ltd. ...........      2,000            5,022
Wacoal Corp. ...............      5,000           53,155
World Co., Ltd. ............      1,600           48,683
                                            ------------
                                                 322,880
                                            ------------

Tobacco - 0.1%
Japan Tobacco, Inc. ........         42          326,408
                                            ------------
Trading Companies & Distributors - 0.4%
ITOCHU Corporation..........     76,000          341,291
Marubeni Corporation........     71,000          174,385
Mitsubishi Corporation......     56,000          544,013
Mitsui & Co., Ltd. .........     82,000          613,976
Nissho Iwai - Nichimen
  Holdings Corporation......     22,771          115,822
Sumitomo Corporation........     39,000          283,077
                                            ------------
                                               2,072,564
                                            ------------
Transportation Infrastructure - 0.0%
Kamigumi Co., Ltd. .........      2,000           14,535
Mitsubishi Logistics
  Corp. ....................      8,000           75,810
                                            ------------
                                                  90,345
                                            ------------
Wireless Telecommunication Services - 0.4%
NTT DoCoMo, Inc. ...........      1,089        1,946,158
                                            ------------
TOTAL COMMON STOCKS IN
  JAPAN.....................                 108,739,239
                                            ------------

LUXEMBOURG
Metals & Mining - 0.1%
Arcelor.....................     22,024          369,778
                                            ------------
TOTAL COMMON STOCKS IN
  LUXEMBOURG................                     369,778
                                            ------------

NETHERLANDS
Aerospace & Defense - 0.1%
European Aeronautic Defence
  and Space Company.........     17,485          486,729
                                            ------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------

Air Freight & Logistics - 0.1%
TNT Post Group NV...........     23,125     $    528,376
                                            ------------

Beverages - 0.1%
Heineken NV.................     16,034          526,905
                                            ------------

Biotechnology - 0.0%
QIAGEN NV (a)...............      4,938           58,216
                                            ------------

Chemicals - 0.2%
Akzo Nobel NV...............     17,506          643,859
DSM NV......................      6,433          315,651
                                            ------------
                                                 959,510
                                            ------------

Commercial Banks - 0.4%
ABN AMRO Holding NV.........     91,742        2,006,890
                                            ------------

Commercial Services & Supplies - 0.0%
Randstad Holding NV.........        737           20,202
Vedior NV 'A'...............      7,896          115,088
                                            ------------
                                                 135,290
                                            ------------

Diversified Financial Services - 0.5%
Euronext NV.................      6,783          188,983
ING Groep NV................     99,467        2,347,721
                                            ------------
                                               2,536,704
                                            ------------

Diversified Telecommunication Services - 0.2%
KPN NV......................    131,633        1,002,547
                                            ------------

Energy Equipment & Services - 0.0%
IHC Caland NV...............      2,943          136,886
                                            ------------

Food & Staples Retailing - 0.1%
Koninklijke Ahold NV........     89,004          698,449
                                            ------------

Food Products - 0.5%
Koninklijke Numico NV (a)...      8,682          278,968
Unilever NV 'A'.............     33,602        2,293,473
                                            ------------
                                               2,572,441
                                            ------------

Household Durables - 0.4%
Koninklijke (Royal) Philips
  Electronics NV............     77,649        2,090,658
                                            ------------

IT Services - 0.0%
Getronics NV (a)............     40,212          110,079
                                            ------------

Insurance - 0.2%
Aegon NV....................     82,314          992,460
                                            ------------

Media - 0.3%
Reed Elsevier NV............     48,887          686,380
VNU NV......................     13,773          399,988
Wolters Kluwer NV 'A'.......     21,088          382,798
                                            ------------
                                               1,469,166
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
Office Electronics - 0.0%
Oce NV......................        194     $      3,139
                                            ------------
Oil & Gas - 1.3%
Royal Dutch Petroleum
  Company...................    121,275        6,223,627
                                            ------------

Real Estate - 0.0%
Corio NV....................      1,655           70,474
Rodamco Europe NV...........      1,648           99,550
Wereldhave NV...............        169           13,899
                                            ------------
                                                 183,923
                                            ------------

Semiconductors & Semiconductor Equipment - 0.1%
ASM Lithography Holding NV..     28,565          483,423
                                            ------------
Trading Companies & Distributors - 0.1%
Hagemeyer NV (a)............    136,260          288,458
                                            ------------
TOTAL COMMON STOCKS IN THE
  NETHERLANDS...............                  23,493,876
                                            ------------
NEW ZEALAND
Construction Materials - 0.0%
Fletcher Building Limited...     20,926           60,465
                                            ------------
Diversified Telecommunication Services - 0.1%
Telecom Corporation of New
  Zealand Limited...........    106,181          396,490
                                            ------------

Electric Utilities - 0.0%
Contact Energy Limited......     31,055          115,568
                                            ------------

Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Industries
  Limited...................     10,640           89,192
                                            ------------
Household Durables - 0.0%
Fisher & Paykel Appliances
  Holdings Limited..........     48,724          141,096
                                            ------------
Insurance - 0.0%
Tower Limited (a)...........     65,328           70,942
                                            ------------

Multiline Retail - 0.0%
The Warehouse Group
  Limited...................     16,257           43,877
                                            ------------

Paper & Forest Products - 0.0%
Carter Holt Harvey
  Limited...................      7,526            9,893
Fletcher Challenge
  Forests...................        253              307
                                            ------------
                                                  10,200
                                            ------------
Transportation Infrastructure - 0.0%
Auckland International
  Airport Limited...........     16,200           69,340
                                            ------------
TOTAL COMMON STOCKS IN NEW
  ZEALAND...................                     997,170
                                            ------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------

NORWAY
Beverages - 0.1%
Orkla ASA 'A'...............     10,156     $    254,211
                                            ------------

Chemicals - 0.0%
Yara International ASA
  (a).......................     11,455           92,546
                                            ------------

Commercial Banks - 0.1%
DNB Holding ASA.............     53,372          364,206
                                            ------------

Communications Equipment - 0.0%
Tandberg ASA................     13,682          144,587
                                            ------------

Diversified Telecommunication Services - 0.1%
Telenor A/S.................     14,530          101,038
Telenor A/S (ADR) (b).......      8,900          185,120
                                            ------------
                                                 286,158
                                            ------------

Energy Equipment & Services - 0.0%
Aker Kvaerner ASA (a).......      4,837           75,889
Smedvig ASA 'A'.............      3,691           40,603
                                            ------------
                                                 116,492
                                            ------------

Insurance - 0.0%
Storebrand ASA..............     18,604          127,221
                                            ------------

Machinery - 0.0%
Tomra Systems ASA...........      2,598           12,256
                                            ------------

Media - 0.0%
Schibsted ASA...............      3,568           63,958
                                            ------------

Oil & Gas - 0.2%
Norsk Hydro ASA.............      8,962          582,469
Statoil ASA.................     23,291          295,695
                                            ------------
                                                 878,164
                                            ------------

Paper & Forest Products - 0.0%
Norske Skogindustrier ASA...      3,089           55,037
                                            ------------
TOTAL COMMON STOCKS IN
  NORWAY....................                   2,394,836
                                            ------------

PORTUGAL
Commercial Banks - 0.1%
BPI-SGPS, SA (Registered
  Shares)...................     41,741          152,353
Banco Comercial Portugues,
  SA (BCP) (Registered
  Shares)...................    106,725          249,306
Banco Espirito Santo, SA
  (Registered Shares).......      8,484          140,690
                                            ------------
                                                 542,349
                                            ------------

Construction Materials - 0.0%
CIMPOR - Cimentos de
  Portugal, SGPS, SA........     15,305           74,483
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
Diversified Telecommunication Services - 0.1%
Portugal Telecom SA
  (Registered Shares).......     55,420     $    598,075
                                            ------------

Electric Utilities - 0.1%
Eletricidade de Portugal, SA
  (EDP).....................     96,727          270,671
                                            ------------

Food & Staples Retailing - 0.0%
Jeronimo Martins Demat......        978           10,947
Jeronimo Martins, SGPS, SA
  (a).......................      3,120           34,923
                                            ------------
                                                  45,870
                                            ------------
Industrial Conglomerates - 0.0%
Sonae, S.G.P.S., SA.........    124,863          136,723
                                            ------------

Media - 0.0%
PT Multimedia - Servicos de
  Telecomunicacoes e
  Multimedia, SGPS, SA......      2,349           51,442
                                            ------------

Transportation Infrastructure - 0.0%
Brisa-Auto Estradas de
  Portugal, SA..............     11,704           84,441
                                            ------------
TOTAL COMMON STOCKS IN
  PORTUGAL..................                   1,804,054
                                            ------------

SINGAPORE
Aerospace & Defense - 0.0%
Singapore Technologies
  Engineering Ltd. .........     56,213           67,882
                                            ------------

Air Freight & Logistics - 0.0%
Singapore Post Limited......    202,514          103,464
                                            ------------
Airlines - 0.0%
Singapore Airlines
  Limited...................     27,582          179,348
                                            ------------

Beverages - 0.0%
Fraser & Neave Limited......      3,836           31,179
                                            ------------

Commercial Banks - 0.3%
DBS Group Holdings Limited..     66,751          558,051
Oversea - Chinese Banking
  Corporation Ltd. .........     58,598          411,644
United Overseas Bank
  Ltd. .....................     64,572          502,345
                                            ------------
                                               1,472,040
                                            ------------
Computers & Peripherals - 0.0%
Creative Technology
  Limited...................      5,907           62,072
                                            ------------

Distributors - 0.0%
Cycle & Carriage Ltd. ......      3,331           12,377
                                            ------------

Diversified Financial Services - 0.0%
Singapore Exchange Limited..    147,000          143,377
                                            ------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------

Diversified Telecommunication Services - 0.1%
Singapore
  Telecommunications,
  Ltd. .....................    372,718     $    484,710
                                            ------------

Electronic Equipment & Instruments - 0.0%
Venture Manufacturing
  (Singapore) Ltd. .........      8,000           83,602
                                            ------------

Health Care Providers & Services - 0.0%
Parkway Holdings Limited....    168,000          109,240
                                            ------------

Hotels, Restaurants & Leisure - 0.0%
Overseas Union Enterprise
  Ltd. .....................      2,631           10,769
                                            ------------

Industrial Conglomerates - 0.0%
Haw Par Corporation Ltd. ...      1,766            5,229
Keppel Corporation Ltd. ....     33,914          138,810
SembCorp Industries
  Limited...................     24,154           18,791
                                            ------------
                                                 162,830
                                            ------------

Machinery - 0.0%
SembCorp Marine Limited.....    150,000           82,731
                                            ------------

Marine - 0.0%
Neptune Orient Lines
  Limited...................     31,873           43,671
                                            ------------

Media - 0.1%
Singapore Press Holdings
  Limited...................    118,116          285,270
                                            ------------

Real Estate - 0.0%
Capitaland Limited..........     33,833           26,910
City Developments Limited...     59,535          186,646
                                            ------------
                                                 213,556
                                            ------------

Road & Rail - 0.0%
ComfortDelGro Corporation
  Limited...................    104,816           74,849
                                            ------------

Semiconductors & Semiconductor Equipment - 0.0%
Chartered Semiconductor
  Manufacturing Limited
  (a).......................    127,000          103,225
Chartered Semiconductor
  Manufacturing Limited
  (ADR) (a)(b)..............      1,120            9,117
ST Assembly Test Services
  Limited (a)...............     74,000           61,006
                                            ------------
                                                 173,348
                                            ------------

Transportation Infrastructure - 0.0%
SembCorp Logistics Limited..     84,000           89,733
                                            ------------
TOTAL COMMON STOCKS IN
  SINGAPORE.................                   3,886,048
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
SPAIN
Airlines - 0.0%
Iberia Lineas Aereas de
  Espana SA.................     53,216     $    152,799
                                            ------------
Biotechnology - 0.0%
Zeltia, SA..................      6,228           42,660
                                            ------------
Commercial Banks - 1.0%
Banco Bilbao Vizcaya, SA....    177,943        2,377,108
Banco Popular Espanol SA....      7,717          435,832
Banco Santander Central
  Hispano SA................    219,956        2,282,709
                                            ------------
                                               5,095,649
                                            ------------
Construction & Engineering - 0.1%
ACS, Actividades de
  Construccion y Servicios,
  SA........................      9,527          160,536
Acciona SA..................        662           41,157
Fomento de Construcciones y
  Contratas SA..............      2,428           89,980
Grupo Ferrovial, SA.........      5,354          222,907
                                            ------------
                                                 514,580
                                            ------------

Diversified Telecommunication Services - 0.8%
Telefonica SA...............    247,538        3,659,181
Telefonica SA (ADR) (b).....      1,081           48,245
                                            ------------
                                               3,707,426
                                            ------------
Electric Utilities - 0.4%
Endesa SA...................     46,107          888,562
Iberdrola SA................     38,065          803,509
Union Electrica Fenosa,
  SA........................      9,594          204,620
                                            ------------
                                               1,896,691
                                            ------------
Energy Equipment & Services - 0.0%
Gamesa Corporacion
  Technologica, SA..........        738           10,873
                                            ------------
Gas Utilities - 0.1%
Gas Natural SDG, SA 'E'.....     10,404          249,237
                                            ------------
Hotels, Restaurants & Leisure - 0.0%
NH Hoteles, SA..............     12,224          134,446
                                            ------------

IT Services - 0.1%
Amadeus Global Travel
  Distribution SA 'A'.......     16,892          110,773
Indra Sistemas, SA..........     13,586          173,228
                                            ------------
                                                 284,001
                                            ------------

Insurance - 0.0%
Corporacion Mapfre SA.......     12,824          157,115
                                            ------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------

Media - 0.0%
Antena 3 Television, SA
  (a).......................      2,769     $    146,547
Sogecable, SA (a)...........        628           25,328
                                            ------------
                                                 171,875
                                            ------------

Metals & Mining - 0.0%
Acerinox SA.................      2,745          156,265
                                            ------------

Oil & Gas - 0.2%
Repsol - YPF, SA............     43,472          952,024
                                            ------------

Real Estate - 0.0%
Metrovacesa, SA.............      1,680           64,303
Vallehermoso SA.............      4,963           67,930
                                            ------------
                                                 132,233
                                            ------------

Specialty Retail - 0.1%
Industria de Disenso Textil,
  SA........................     11,949          274,182
                                            ------------

Tobacco - 0.1%
Altadis, SA.................     12,776          394,816
                                            ------------

Transportation Infrastructure - 0.1%
Autopistas, Concesionaria
  Espanola SA...............     16,075          280,066
                                            ------------

Water Utilities - 0.0%
Sociedad General de Aguas de
  Barcelona, SA.............      3,530           60,127
                                            ------------
TOTAL COMMON STOCKS IN
  SPAIN.....................                  14,667,065
                                            ------------

SWEDEN
Airlines - 0.0%
SAS AB (Copenhagen) (a).....      1,680           13,062
SAS AB (Oslo) (a)...........      2,392           18,635
                                            ------------
                                                  31,697
                                            ------------

Auto Components - 0.0%
Trelleborg AB (Class B).....     10,126          174,750
                                            ------------

Building Products - 0.1%
Assa Abloy AB 'B'...........     24,256          309,924
                                            ------------

Commercial Banks - 0.4%
Nordbanken Holding AB.......    116,881          841,741
Skandinaviska Enskilda
  Banken (SEB) 'A'..........     33,580          485,895
Svenska Handelsbanken AB....     37,058          742,838
                                            ------------
                                               2,070,474
                                            ------------

Commercial Services & Supplies - 0.1%
Securitas AB 'B'............     24,147          301,319
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
Communications Equipment - 0.5%
Telefonaktiebolaget LM
  Ericsson AB 'B' (a).......    865,988     $  2,552,112
Telefonaktiebolaget LM
  Ericsson (Sponsored ADR)
  (a)(b)....................      1,407           42,097
                                            ------------
                                               2,594,209
                                            ------------

Construction & Engineering - 0.1%
Skanska AB 'B'..............     28,123          247,333
                                            ------------

Diversified Financial Services - 0.0%
Ainax AB (a)................          1               40
OM Gruppen AB (a)...........      1,010           12,101
                                            ------------
                                                  12,141
                                            ------------

Diversified Telecommunication Services - 0.1%
Tele2 AB 'B'................      5,553          243,263
Telia AB....................     65,817          278,717
TeliaSonera AB..............     36,201          151,952
                                            ------------
                                                 673,932
                                            ------------
Health Care Equipment & Supplies - 0.0%
Getinge AB 'B'..............      2,151           25,414
                                            ------------

Health Care Providers & Services - 0.0%
Gambro AB 'A'...............      4,167           40,381
Gambro AB 'B'...............      3,981           38,315
                                            ------------
                                                  78,696
                                            ------------

Household Durables - 0.1%
Electrolux AB 'B'...........     21,116          405,055
                                            ------------

IT Services - 0.0%
WM - Data AB 'B'............      4,275            9,591
                                            ------------

Insurance - 0.0%
Skandia Forsakrings AB......     54,314          224,958
                                            ------------
Machinery - 0.4%
Alfa Laval AB...............      9,027          143,201
Atlas Copco AB 'A'..........      8,777          325,659
Atlas Copco AB 'B'..........      2,672           91,337
SKF AB 'B'..................      7,178          263,471
Sandvik AB..................     15,642          533,655
Scania AB 'B'...............      3,295          111,977
Volvo AB 'A'................      3,880          130,055
Volvo AB 'B'................     10,827          376,569
                                            ------------
                                               1,975,924
                                            ------------

Media - 0.0%
Eniro AB....................      5,496           41,952
Modern Times Group MTG AB
  'B' (a)...................      2,810           54,462
                                            ------------
                                                  96,414
                                            ------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------

Paper & Forest Products - 0.1%
Billerud....................        277     $      4,523
Holmen AB 'B'...............        945           27,348
Svenska Cellulosa AB (SCA)
  'B'.......................     13,904          527,887
                                            ------------
                                                 559,758
                                            ------------

Specialty Retail - 0.2%
Hennes & Mauritz AB 'B'.....     31,222          806,149
                                            ------------

Tobacco - 0.1%
Swedish Match AB............     28,334          289,623
                                            ------------
TOTAL COMMON STOCKS IN
SWEDEN......................                  10,887,361
                                            ------------

SWITZERLAND
Biotechnology - 0.1%
Serono SA 'B'...............        415          261,446
                                            ------------

Building Products - 0.0%
Geberit AG (Registered
  Shares)...................         90           60,005
                                            ------------

Capital Markets - 1.5%
Credit Suisse Group.........     67,979        2,415,415
UBS AG (Registered Shares)..     68,556        4,830,779
                                            ------------
                                               7,246,194
                                            ------------

Chemicals - 0.3%
Ciba Specialty Chemicals AG
  (Registered Shares).......      5,444          392,086
Clariant AG (Registered
  Shares)...................     10,389          151,803
Givaudan (Registered
  Shares)...................        597          345,596
Lonza Group AG (Registered
  Shares)...................      4,060          205,691
Syngenta AG.................      7,290          611,187
                                            ------------
                                               1,706,363
                                            ------------

Commercial Services & Supplies - 0.1%
Adecco SA (Registered
  Shares)...................      8,387          417,877
SGS Societe Generale de
  Surveillance Holding SA
  'R'.......................        401          219,007
                                            ------------
                                                 636,884
                                            ------------

Computers & Peripherals - 0.0%
Logitech International SA
  (Registered Shares) (a)...      3,927          178,728
                                            ------------

Construction Materials - 0.1%
Holderbank Finan Glaris Ltd.
  (Registered Shares).......     13,021          708,025
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
Diversified Telecommunication Services - 0.1%
Swisscom AG (Registered
  Shares)...................      1,906     $    630,057
                                            ------------
Electrical Equipment - 0.1%
ABB Ltd. ...................    123,461          675,270
                                            ------------

Electronic Equipment & Instruments - 0.0%
Kudelski SA (Bearer) (a)....      4,229          121,562
                                            ------------

Food Products - 1.3%
Nestle SA (Registered
  Shares)...................     24,727        6,594,393
                                            ------------
Health Care Equipment & Supplies - 0.1%
Nobel Biocare Holding AG....        850          133,025
Phonak Holding AG
  (Registered Shares).......      4,467          138,925
Straumann AG................        207           41,569
Synthes, Inc. ..............      2,250          256,458
                                            ------------
                                                 569,977
                                            ------------
Hotels, Restaurants & Leisure - 0.0%
Kuoni Reisen Holding AG.....         35           15,063
                                            ------------
Insurance - 0.6%
Swiss Re (Registered
  Shares)...................     19,642        1,275,852
Zurich Financial Services
  AG........................      9,019        1,424,072
                                            ------------
                                               2,699,924
                                            ------------
Machinery - 0.0%
Schindler Holding AG........         40           11,482
Sulzer AG (Registered
  Shares)...................        456          129,620
                                            ------------
                                                 141,102
                                            ------------

Pharmaceuticals - 2.2%
Novartis AG (Registered
  Shares)...................    146,597        6,467,170
Roche Holding AG............     42,773        4,234,950
                                            ------------
                                              10,702,120
                                            ------------

Semiconductors & Semiconductor Equipment - 0.2%
Micronas Semiconductor
  Holding AG (a)............      1,719           78,168
STMicroelectronics NV.......     35,483          778,362
Unaxis Holding AG 'R'.......        444           49,987
                                            ------------
                                                 906,517
                                            ------------

Textiles, Apparel & Luxury Goods - 0.3%
Compagnie Financiere
  Richemont AG 'A'..........     35,708          932,331
Swatch Group AG 'B'.........      2,715          353,358

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
Swatch Group AG (Registered
  Shares)...................      2,276     $     60,698
                                            ------------
                                               1,346,387
                                            ------------
TOTAL COMMON STOCKS IN
  SWITZERLAND...............                  35,200,017
                                            ------------

UNITED KINGDOM
Aerospace & Defense - 0.3%
BAE Systems PLC.............    195,176          776,039
Cobham PLC..................      3,528           89,380
Rolls-Royce Group PLC.......     89,102          406,794
                                            ------------
                                               1,272,213
                                            ------------

Air Freight & Logistics - 0.1%
Ocean Group PLC.............     18,598          258,690
                                            ------------

Airlines - 0.0%
British Airways PLC (a).....     30,639          153,078
                                            ------------

Auto Components - 0.0%
GKN PLC.....................     45,556          206,953
                                            ------------

Automobiles - 0.0%
TI Automotive Limited 'A'
  (a).......................      1,025                0
                                            ------------

Beverages - 0.7%
Diageo PLC..................    181,796        2,451,223
SABMiller PLC...............     46,883          606,634
Scottish & Newcastle PLC....     53,098          418,153
                                            ------------
                                               3,476,010
                                            ------------

Biotechnology - 0.1%
Celltech Group PLC (a)......     24,694          245,856
                                            ------------

Building Products - 0.0%
Pilkington PLC..............     53,235           94,128
                                            ------------

Capital Markets - 0.3%
3i Group PLC................     42,212          468,878
Amvescap PLC................     55,253          376,757
Close Brothers Group PLC....      2,797           39,412
Icap PLC....................     12,596           62,133
Man Group PLC...............     16,492          427,090
Schroders PLC...............      4,105           45,634
                                            ------------
                                               1,419,904
                                            ------------

Chemicals - 0.2%
BOC Group PLC...............     29,529          494,274
Imperial Chemical Industries
  PLC.......................     70,711          295,580
                                            ------------
                                                 789,854
                                            ------------

Commercial Banks - 4.8%
Barclays PLC................    387,703        3,302,809
HBOS PLC....................    228,782        2,831,666

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
HSBC Holdings PLC...........    652,783     $  9,707,338
Lloyds TSB Group PLC........    322,025        2,521,386
Lloyds TSB Group PLC (ADR)
  (b).......................      2,530           80,656
Royal Bank of Scotland Group
  PLC.......................    175,796        5,062,639
                                            ------------
                                              23,506,494
                                            ------------

Commercial Services & Supplies - 0.3%
Brambles Industries PLC.....     31,990          123,570
Bunzl PLC...................     36,750          306,406
Capita Group PLC............     53,943          311,575
Hays PLC....................    140,876          313,600
Rentokil Initial PLC........    108,040          283,120
Serco Group PLC.............      2,405            9,290
                                            ------------
                                               1,347,561
                                            ------------
Communications Equipment - 0.0%
Marconi Corporation PLC
  (a).......................      5,298           65,670
                                            ------------

Construction & Engineering - 0.0%
AMEC PLC....................     18,532           91,749
BICC PLC....................     30,308          145,928
                                            ------------
                                                 237,677
                                            ------------

Construction Materials - 0.2%
BPB PLC.....................     24,591          182,285
Hanson PLC..................     55,328          380,529
RMC Group PLC...............     22,796          250,937
                                            ------------
                                                 813,751
                                            ------------
Consumer Finance - 0.1%
Cattles PLC.................      7,713           44,340
Provident Financial PLC.....     23,234          253,020
                                            ------------
                                                 297,360
                                            ------------

Containers & Packaging - 0.1%
Rexam PLC...................     43,095          350,320
                                            ------------

Distributors - 0.0%
Inchcape PLC................      1,845           58,654
                                            ------------

Diversified Financial Services - 0.0%
London Stock Exchange PLC...      6,883           45,685
                                            ------------

Diversified Telecommunication Services - 0.5%
BT Group PLC................    502,200        1,807,818
BT Group PLC (ADR) (b)......        900           32,940
Cable & Wireless PLC........    159,760          375,918
                                            ------------
                                               2,216,676
                                            ------------

Electric Utilities - 0.3%
Scottish and Southern Energy
  PLC.......................     48,895          604,293
ScottishPower PLC...........    114,922          831,039

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
ScottishPower PLC (ADR)
  (b).......................        993     $     29,303
                                            ------------
                                               1,464,635
                                            ------------

Electrical Equipment - 0.0%
Kidde PLC...................     21,146           45,826
                                            ------------

Electronic Equipment & Instruments - 0.0%
Electrocomponents PLC.......     18,858          122,090
Premier Farnell PLC.........      4,902           21,936
                                            ------------
                                                 144,026
                                            ------------

Food & Staples Retailing - 0.7%
Boots Group PLC.............     43,442          542,021
J Sainsbury PLC.............     89,263          460,949
Tesco PLC...................    473,217        2,284,901
                                            ------------
                                               3,287,871
                                            ------------

Food Products - 0.6%
Cadbury Schweppes PLC.......    122,490        1,056,810
Tate & Lyle PLC.............     16,627           99,505
Unilever PLC................    172,544        1,692,835
                                            ------------
                                               2,849,150
                                            ------------

Gas Utilities - 0.2%
Centrica PLC................    253,191        1,030,818
                                            ------------

Health Care Equipment & Supplies - 0.1%
Seton Scholl Healthcare
  Group PLC.................      3,902           19,743
Smith & Nephew PLC..........     63,449          682,909
                                            ------------
                                                 702,652
                                            ------------

Health Care Providers & Services - 0.0%
Alliance Unichem PLC........      6,950           82,240
                                            ------------

Hotels, Restaurants & Leisure - 0.7%
Carnival PLC................      9,892          480,410
Compass Group PLC...........    129,922          792,839
Enterprise Inns PLC.........     13,810          144,005
Hilton Group PLC............     93,735          469,168
InterContinental Hotels
  Group PLC.................     52,233          551,770
Mitchells & Butlers PLC.....     59,088          298,430
Punch Taverns PLC...........      6,594           60,867
Rank Group PLC..............     42,815          232,935
Whitbread PLC...............     14,274          212,911
William Hill PLC............     25,002          251,190
                                            ------------
                                               3,494,525
                                            ------------

Household Durables - 0.2%
Barratt Developments PLC....     23,839          254,853
Bellway PLC.................        788           10,861
The Berkeley Group PLC......      1,852           41,563
George Wimpey PLC...........     37,828          253,138

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
Persimmon PLC...............     23,491     $    269,238
Taylor Woodrow PLC..........     55,070          256,664
                                            ------------
                                               1,086,317
                                            ------------
Household Products - 0.2%
Reckitt Benckiser PLC.......     36,260        1,026,475
                                            ------------

IT Services - 0.0%
Logica PLC..................     68,362          226,873
                                            ------------
Industrial Conglomerates - 0.2%
Smiths Group PLC............     38,047          515,072
Tomkins PLC.................     49,452          246,175
                                            ------------
                                                 761,247
                                            ------------
Insurance - 0.7%
AVIVA PLC...................    134,028        1,383,010
Friends Provident PLC.......     77,344          205,836
Legal & General Group PLC...    375,778          647,400
Prudential Corporation
  PLC.......................    119,156        1,025,344
Royal & Sun Alliance
  Insurance Group PLC.......    223,011          333,655
                                            ------------
                                               3,595,245
                                            ------------
Internet & Catalog Retail - 0.2%
The Great Universal Stores
  PLC.......................     60,177          922,702
                                            ------------

Machinery - 0.0%
FKI PLC.....................      9,108           20,275
IMI PLC.....................     11,268           75,914
Invensys PLC (a)............    206,804           67,507
                                            ------------
                                                 163,696
                                            ------------

Media - 1.1%
Aegis Group PLC.............     75,089          122,216
British Sky Broadcasting
  Group PLC ("BSkyB").......     72,951          822,885
Daily Mail and General Trust
  'A'.......................     13,386          176,847
EMAP PLC....................     15,213          204,157
EMI Group PLC...............     69,973          309,309
ITV PLC.....................    274,857          575,713
Pearson PLC.................     47,615          578,544
Reed Elsevier PLC...........     74,753          726,626
Reuters Group PLC...........     86,053          578,192
Trinity Mirror PLC..........     11,407          134,463
United Business Media PLC...     20,783          191,088
WPP Group PLC...............     62,580          635,537
Yell Group PLC..............     54,953          343,568
                                            ------------
                                               5,399,145
                                            ------------

Metals & Mining - 0.7%
Billiton PLC................    146,495        1,271,224
Corus Group PLC (a).........    370,300          266,937

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
Johnson Matthey PLC.........     10,644     $    177,876
Rio Tinto PLC (Registered
  Shares)...................     63,325        1,522,777
                                            ------------
                                               3,238,814
                                            ------------

Multiline Retail - 0.3%
Marks & Spence Group PLC....    134,002          881,528
Next PLC....................     15,830          408,511
                                            ------------
                                               1,290,039
                                            ------------

Multi-Utilities & Unregulated Power - 0.4%
International Power PLC
  (a).......................    101,349          258,234
National Grid Group PLC.....    182,744        1,410,133
United Utilities PLC........     33,022          310,506
United Utilities PLC 'A'....      8,249           49,778
                                            ------------
                                               2,028,651
                                            ------------

Oil & Gas - 3.5%
BG Group PLC................    209,568        1,291,225
BP Amoco PLC................  1,285,043       11,349,170
BP Amoco PLC (ADR) (b)......      3,849          206,191
Shell Transport & Trading
  Company PLC...............    573,688        4,208,349
                                            ------------
                                              17,054,935
                                            ------------

Pharmaceuticals - 2.4%
AstraZeneca Group PLC.......     99,841        4,479,465
GlaxoSmithKline PLC.........    352,059        7,125,201
GlaxoSmithKline PLC (ADR)
  (b).......................        800           33,168
                                            ------------
                                              11,637,834
                                            ------------

Real Estate - 0.3%
The British Land Company
  PLC.......................     35,907          451,589
Hammerson PLC...............     11,899          150,297
Land Securities Group PLC...     31,624          664,688
Liberty International PLC...      9,912          136,793
Slough Estates PLC..........     18,432          150,001
                                            ------------
                                               1,553,368
                                            ------------

Road & Rail - 0.1%
FirstGroup PLC..............     36,196          184,124
National Express Group PLC..      2,119           25,901
Stagecoach Holdings PLC.....     94,282          153,027
                                            ------------
                                                 363,052
                                            ------------

Semiconductors & Semiconductor Equipment - 0.0%
ARM Holdings PLC............    105,247          229,039
                                            ------------

Software - 0.1%
Misys PLC...................     27,041           97,097
The Sage Group PLC..........    100,085          338,505
                                            ------------
                                                 435,602
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
Specialty Retail - 0.3%
Dixons Group PLC............    145,187     $    435,098
HMV Group PLC...............      3,700           16,238
Kesa Electricals PLC........     24,040          126,103
Kingfisher PLC..............    138,329          718,086
MFI Furniture Group PLC.....     38,407          105,347
Signet Group PLC............     79,661          165,413
                                            ------------
                                               1,566,285
                                            ------------

Tobacco - 0.5%
British American Tobacco
  PLC.......................     90,827        1,407,487
Imperial Tobacco Group PLC..     43,287          932,591
                                            ------------
                                               2,340,078
                                            ------------
Trading Companies & Distributors - 0.1%
Wolseley PLC................     40,171          622,868
                                            ------------
Transportation Infrastructure - 0.2%
Associated British Ports
  Holdings PLC..............     11,911           87,320
BAA PLC.....................     63,507          637,466
BBA Group PLC...............     12,221           60,394
The Peninsular and Oriental
  Steam Navigation Company..     35,201          140,441
                                            ------------
                                                 925,621
                                            ------------
Water Utilities - 0.1%
Kelda Group PLC.............     17,147          155,558
Severn Trent PLC............     20,463          295,393
                                            ------------
                                                 450,951
                                            ------------
Wireless Telecommunication Services - 1.8%
Vodafone Group PLC..........  3,892,276        8,523,309
Vodafone Group PLC (ADR)
  (b).......................     12,490          276,029
                                            ------------
                                               8,799,338
                                            ------------
TOTAL COMMON STOCKS IN THE
  UNITED KINGDOM............                 115,676,452
                                            ------------
UNITED STATES
Communications Equipment - 0.0%
Datacraft Asia Limited......     70,000           70,700
                                            ------------
TOTAL COMMON STOCKS IN THE
  UNITED STATES.............                      70,700
                                            ------------
TOTAL INVESTMENTS IN COMMON
  STOCKS
  (COST - $394,461,417) - 93.8%..            459,992,348
                                            ------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
MUTUAL FUNDS
Diversified Financial Services - 0.1%
iShares MSCI EAFE Index
  Fund......................      2,000     $    286,080
                                            ------------
TOTAL INVESTMENTS IN MUTUAL
  FUNDS
  (COST - $232,840) - 0.1%..                     286,080
                                            ------------
PREFERRED STOCKS
AUSTRALIA
Media - 0.3%
The News Corporation
  Limited...................    165,008        1,350,599
The News Corporation Limited
  (Convertible) (ADR) (b)...        760           24,989
                                            ------------
TOTAL PREFERRED STOCKS IN
  AUSTRALIA.................                   1,375,588
                                            ------------

GERMANY
Automobiles - 0.1%
Porsche AG..................        610          408,223
Volkswagen AG...............      5,476          158,298
                                            ------------
                                                 566,521
                                            ------------

Health Care Providers & Services - 0.0%
Fresenius Medical Care AG...        542           29,008
                                            ------------

Household Products - 0.1%
Henkel KGaA.................      3,170          270,669
                                            ------------

Media - 0.0%
ProSieben Sat. 1 Media AG...      5,512           99,587
                                            ------------

Multi-Utilities & Unregulated Power - 0.0%
RWE AG......................      2,033           81,896
                                            ------------
TOTAL PREFERRED STOCKS IN
  GERMANY...................                   1,047,681
                                            ------------

NEW ZEALAND
Paper & Forest Products - 0.0%
Tenon Limited...............      2,043            2,478
                                            ------------
TOTAL PREFERRED STOCKS IN
  NEW ZEALAND...............                       2,478
                                            ------------
TOTAL INVESTMENTS IN
  PREFERRED STOCKS
(COST - $2,011,778) - 0.5%..                   2,425,747
                                            ------------
WARRANTS (C)
FRANCE
Food & Staples Retailing - 0.0%
Casino Guichard - Perrach
  SA........................        133               78
                                            ------------
TOTAL WARRANTS IN FRANCE....                          78
                                            ------------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               SHARES           VALUE
                                HELD      (IN U.S. DOLLARS)
                              ---------   -----------------
SINGAPORE
Real Estate - 0.0%
City Developments Limited...      5,953     $     10,161
                                            ------------
TOTAL WARRANTS IN
  SINGAPORE.................                      10,161
                                            ------------
TOTAL INVESTMENTS IN
  WARRANTS
  (COST - $10,862) - 0.0%...                      10,239
                                            ------------

                           BENEFICIAL
                            INTEREST
                          ------------
SHORT-TERM SECURITIES
Merrill Lynch Liquidity
  Series, LLC Cash Sweep
  Series I (d)..........  US$8,577,133     $  8,577,133
                                           ------------
TOTAL INVESTMENTS IN SHORT-TERM
  SECURITIES
  (COST - $8,577,133) - 1.7%..........        8,577,133
                                           ------------
TOTAL INVESTMENTS
  (COST - $405,294,030) - 96.1%.......      471,291,547
OTHER ASSETS LESS
  LIABILITIES - 3.9%..................       19,349,904
                                           ------------
NET ASSETS - 100%.....................     $490,641,451
                                           ============

---------------

(a) Non-income producing security.

(b) American Depositary Receipts (ADR).

(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(d) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                     NET       INTEREST
   AFFILIATE                                                      ACTIVITY      INCOME
   ---------                                                     -----------   --------
   Merrill Lynch Liquidity Series,LLC Cash Sweep Series I......  $(1,343,624)  $52,133

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

    Forward foreign exchange contracts as of June 30, 2004 were as follows:

   FOREIGN CURRENCY            SETTLEMENT         UNREALIZED
   PURCHASED                      DATE           DEPRECIATION
   ----------------       --------------------   ------------
   A$           585,000        July 2004          $    (372)
   CHF        1,245,000        July 2004             (6,488)
   E          2,600,000        July 2004               (741)
   L            680,000        July 2004             (5,754)
   SEK          875,000        July 2004               (147)
   Y        560,000,000        July 2004            (90,141)
                                                  ---------
   TOTAL UNREALIZED DEPRECIATION ON FORWARD
   FOREIGN EXCHANGE CONTRACTS - NET (US$
   COMMITMENT - $11,150,344)                      $(103,643)
                                                  =========

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

    Financial futures contracts purchased as of June 30, 2004:

                                                                                   UNREALIZED
   NUMBER OF                                                                      APPRECIATION/
   CONTRACTS         ISSUE            EXCHANGE      EXPIRATION DATE  FACE VALUE   DEPRECIATION
   ---------         -----            --------      ---------------  ----------   -------------
        3      CAC40 10 EURO      MATIF                  July 2004   $  136,796     $   (233)
        2      DAX INDEX 25 EURO  DTB               September 2004   $  245,154        3,468
       14      HANG SENG          Hong Kong              July 2004   $1,087,456       15,521
       19      IBEX 35 PLUS       MEFF                   July 2004   $1,852,303          126
        3      MIB 30             MSE               September 2004   $  507,775        9,222
      203      OMX                Stockholm              July 2004   $1,869,825       18,238
       76      TOPIX              Tokyo             September 2004   $8,155,553      136,433
      176      EURO               DJ EURO STOXX 50  September 2004   $5,978,847       53,207
       22      SPI 200            Sydney            September 2004   $1,336,486       18,262
       76      FTSE               LIFFE             September 2004   $6,189,122      (26,923)
                                                                                    --------
   TOTAL UNREALIZED APPRECIATION - NET                                              $227,321
                                                                                    ========

    Financial futures contracts sold as of June 30, 2004:

   NUMBER OF                                                                       UNREALIZED
   CONTRACTS         ISSUE            EXCHANGE      EXPIRATION DATE  FACE VALUE   APPRECIATION
   ---------         -----            --------      ---------------  ----------   -------------
      140      OMX                Stockholm              July 2004   $1,302,811     $    698

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
    Investments in unaffiliated securities, at value
     (including securities loaned of $28,002,766)
     (identified cost - $396,716,897).......................               $462,714,414
    Investments in affiliated securities,at value
     (identified cost - $8,577,133).........................                  8,577,133
    Cash held as collateral for loaned securities...........                 29,506,974
    Cash on deposit for financial futures contracts.........                  2,447,670
    Foreign cash (cost - $13,554,622).......................                 13,596,552
    Receivables:
      Dividends.............................................  $1,369,603
      Contributions.........................................   1,241,389
      Variation margin......................................     781,935
      Securities sold.......................................     164,823
      Forward foreign exchange contracts....................      38,764
      Interest from affiliates..............................       6,869      3,603,383
                                                              ----------
    Prepaid expenses and other assets.......................                     54,734
                                                                           ------------
        TOTAL ASSETS........................................                520,500,860
                                                                           ------------

LIABILITIES:
    Collateral on securities loaned, at value...............                 29,506,974
    Unrealized depreciation on forward foreign exchange
     contracts..............................................                    103,643
    Payables:
      Withdrawals...........................................     142,835
      Forward foreign exchange contracts....................      73,488
      Securities purchased..................................      29,047
      Other affiliates......................................       2,719
      Investment adviser....................................         703        248,792
                                                              ----------   ------------
        TOTAL LIABILITIES...................................                 29,859,409
                                                                           ------------
NET ASSETS..................................................               $490,641,451
                                                                           ============

NET ASSETS CONSIST OF:
    Investors' capital......................................               $424,501,001
    Unrealized appreciation on investments and foreign
     currency transactions - net............................                 66,140,450
                                                                           ------------
NET ASSETS..................................................               $490,641,451
                                                                           ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends (net of $1,047,841 foreign withholding tax)...                $ 8,577,544
    Securities lending - net................................                    147,785
    Interest (including $52,133 from affiliates)............                     83,380
                                                                            -----------
        TOTAL INCOME........................................                  8,808,709
                                                                            -----------
EXPENSES:
    Custodian fees..........................................  $    85,163
    Accounting services.....................................       34,565
    Professional fees.......................................       29,656
    Investment advisory fees................................       27,200
    Pricing fees............................................       24,948
    Trustees' fees and expenses.............................        1,620
    Printing and shareholder reports........................          468
    Other...................................................        4,589
                                                              -----------
        TOTAL EXPENSES......................................                    208,209
                                                                            -----------
INVESTMENT INCOME - NET.....................................                  8,600,500
                                                                            -----------
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS & FOREIGN
  CURRENCY TRANSACTIONS - NET:
    Realized gain from:
      Investments - net.....................................    3,670,505
      Foreign currency transactions - net...................       94,176     3,764,681
                                                              -----------
    Change in unrealized appreciation/depreciation on:
      Investments - net.....................................   13,629,718
      Foreign currency transactions - net...................     (886,573)   12,743,145
                                                              -----------   -----------
        TOTAL REALIZED AND UNREALIZED GAIN ON INVESTMENTS
        AND FOREIGN CURRENCY TRANSACTIONS - NET.............                 16,507,826
                                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                $25,108,326
                                                                            ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               FOR THE SIX     FOR THE YEAR
                                                              MONTHS ENDED        ENDED
                                                                JUNE 30,       DECEMBER 31,
                                                                  2004             2003
                                                              -------------   --------------
                                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Investment income - net.................................  $  8,600,500     $  4,732,220
    Realized gain (loss) on investments and foreign currency
      transactions - net....................................     3,764,681         (846,178)
    Change in unrealized appreciation/depreciation on
      investments and foreign currency transactions - net...    12,743,145       79,135,984
                                                              -------------    ------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....    25,108,326       83,022,026
                                                              -------------    ------------
CAPITAL TRANSACTIONS:
    Proceeds from contributions.............................    71,629,640      364,659,614
    Fair value of withdrawals...............................  (159,225,485)     (61,373,002)
                                                              -------------    ------------
    NET INCREASE (DECREASE) IN NET ASSETS DERIVED FROM
      CAPITAL TRANSACTIONS..................................   (87,595,845)     303,286,612
                                                              -------------    ------------
NET ASSETS:
    Total increase (decrease) in net assets.................   (62,487,519)     386,308,638
    Beginning of period.....................................   553,128,970      166,820,332
                                                              -------------    ------------
    END OF PERIOD...........................................  $490,641,451     $553,128,970
                                                              =============    ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following ratios have been derived from information provided in the financial statements.

                                             FOR THE SIX
                                             MONTHS ENDED       FOR THE YEAR ENDED DECEMBER 31,
                                               JUNE 30,     ----------------------------------------
                                                 2004         2003       2002       2001      2000
                                             ------------   --------   --------   --------   -------
                                             (UNAUDITED)
TOTAL INVESTMENT RETURN**..................       4.69%+      38.97%     15.81%    (21.77%)       --
                                               --------     --------   --------   --------   -------
RATIOS TO AVERAGE NET ASSETS:
    Expenses, net of reimbursement.........        .08%*        .09%       .08%       .08%      .08%
                                               --------     --------   --------   --------   -------
    Expenses...............................        .08%*        .10%       .16%       .39%     1.34%
                                               --------     --------   --------   --------   -------
    Investment income - net................       3.15%*       2.23%      2.21%      1.20%     1.55%
                                               --------     --------   --------   --------   -------
SUPPLEMENTAL DATA:
    Net assets, end of period (in
      thousands)...........................    $490,641     $553,129   $166,820   $195,512   $15,763
                                               --------     --------   --------   --------   -------
    Portfolio turnover.....................       6.44%        8.55%     19.52%     30.19%     5.89%
                                               --------     --------   --------   --------   -------

---------------

*   Annualized.

** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

+   Aggregated total investment return.

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES:

     Master International Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the option of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

  A.  Valuation of Investments

     Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Trust securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

     Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

     Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

     Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are

--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

  B.  Derivative Financial Instruments

     The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

     - Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     - Options - The Series may purchase and write call and put options. When the Series writes an option,an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

     - Forward foreign exchange contracts - The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

     - Foreign currency options and futures - The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated

--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

       securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

  C.  Foreign Currency Transactions

     Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

  D.  Income Taxes

     The Series is classified as a partnership for federal income tax purposes. As such,each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

  E.  Security Transactions and Investment Income

     Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

  F.  Securities Lending

     The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

     The Trust has entered into an Investment Advisory Agreement with Fund Asset Management,L.P. ("FAM").The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

     FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which other expenses incurred by the Series will not exceed .12%. This arrangement has a one-year term and is renewable.

     For the six months ended June 30, 2004, the Series reimbursed FAM $5,170 for certain accounting services.

     Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3.   INVESTMENTS:

     Purchases and sales of investments,excluding short-term securities, for the six months ended June 30, 2004 were $33,291,743 and $119,306,413, respectively.

     Net realized gains (losses) for the six months ended June 30, 2004 and unrealized appreciation/depreciation as of June 30, 2004 were as follows:

                                                                           UNREALIZED
                                                         REALIZED GAINS   APPRECIATION/
                                                            (LOSSES)      DEPRECIATION
                                                         --------------   -------------
Investments:
     Long-term.........................................    $2,349,704      $65,997,517
     Financial futures contracts.......................     1,320,801          228,019
                                                           ----------      -----------
Total investments......................................     3,670,505       66,225,536
                                                           ----------      -----------
Currency transactions:
     Forward foreign exchange contracts................       209,081         (103,643)
     Foreign currency transactions.....................      (114,905)          18,557
                                                           ----------      -----------
Total currency transactions............................        94,176          (85,086)
                                                           ----------      -----------
Total..................................................    $3,764,681      $66,140,450
                                                           ==========      ===========

     As of June 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $61,827,776, of which $72,712,785 related to appreciated securities and $10,885,009 related to depreciated securities. At June 30, 2004, the aggregate cost of investments for federal income tax purposes was $409,463,771.

4.   COMMITMENTS:

     At June 30, 2004, the Series had entered into foreign exchange contracts,in addition to the contracts listed in the Schedule of Investments, under which it had agreed to sell a foreign currency with an approximate value of $64,000.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

5.   SHORT-TERM BORROWINGS:

     The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholders redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year at the same terms. The Series did not borrow under the credit agreement during the six months ended June 30, 2004.

AMERICAN AADVANTAGE FUNDS

PRIVACY POLICY (unaudited)
--------------------------------------------------------------------------------

     The American AAdvantage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

     We may collect nonpublic personal information about you from one or more of the following sources:

     - information we receive from you on applications or other forms;

     - information about your transactions with us or our service providers; and

     - information we receive from third parties.

     We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

     We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

--------------------------------------------------------------------------------

                             (AMERICAN EAGLE LOGO)

                        (AMERICAN AADVANTAGE FUNDS LOGO)
--------------------------------------------------------------------------------

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report, and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. They will begin sending you individual copies thirty days after receiving your request.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


                 (EMAIL GRAPHIC)                                   (INTERNET GRAPHIC)
                    BY E-MAIL:                                      ON THE INTERNET:
         american_aadvantage.funds@aa.com                 Visit our website at www.aafunds.com

--------------------------------------------------------------------------------


               (TELEPHONE GRAPHIC)                                   (MAIL GRAPHIC)
                  BY TELEPHONE:                                         BY MAIL:
               Institutional Class                             American AAdvantage Funds
               Call (800) 658-5811                          4151 Amon Carter Blvd., MD 2450
                PlanAhead Class(R)                                Fort Worth, TX 76155
               Call (800) 388-3344

FUND SERVICE PROVIDERS:

 CUSTODIAN                      TRANSFER AGENT                      INDEPENDENT AUDITORS    DISTRIBUTOR
 STATE STREET BANK AND TRUST    BOSTON FINANCIAL DATA SERVICES      ERNST & YOUNG LLP       SWS FINANCIAL SERVICES
 Boston, Massachusetts          Kansas City, Missouri               Chicago, Illinois       Dallas, Texas

This report is prepared for shareholders of the American AAdvantage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. American AAdvantage Small Cap Index Fund and American AAdvantage International Equity Index Fund are service marks of AMR Investment Services, Inc.

                                   [GRAPHIC]






                                                                          531397

ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the "Code") nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 10. CONTROLS AND PROCEDURES.
Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective. There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal half-year that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 11. EXHIBITS.
(a)(1)   Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3)  Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American AAdvantage Funds

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 3, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 3, 2004


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: September 3, 2004